As filed with the Securities and Exchange          Registration No. 333-111686
Commission on April 16, 2004                       Registration No. 811-8524
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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No. 17                                      [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.                                                        [X]
                        (Check appropriate box or boxes.)


                               Separate Account EQ
                           (Exact Name of Registrant)

                   ING USA Annuity and Life Insurance Company
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (610) 425-3400

                             Linda E. Senker, Esq.
                       ING Americas (U.S. Legal Services)
                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
                                 (610) 425-4139
                     (Name and Address of Agent for Service)

                           cc: Kimberly J. Smith, Esq.
                       ING Americas (U.S. Legal Services)
              1475 Dunwoody Drive, West Chester, Pennsylvania 19380
                                 (610) 425-3427

                (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on May 1, 2004 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

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                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                EXPLANATORY NOTE
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This Registration Statement contains two Prospectuses reflecting differences in the investment options available under the Contracts.
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                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT EQ
 (FORMERLY KNOWN AS EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A)

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY

                                   EQUI-SELECT

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                                                                     MAY 1, 2004

      This prospectus describes an individual flexible premium deferred variable Contract (the "Contract") issued by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our"). Prior to January 1, 2004, the Contract was issued by Equitable Life Insurance Company of Iowa ("Equitable Life"). (See "ING USA Annuity and Life Insurance Company" for information about the merger of Equitable Life with and into ING USA.) The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts"). We do not currently offer this Contract for sale to new purchasers.

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTY TAXES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES, INCLUDING A MAXIMUM SURRENDER CHARGE OF UP TO 8.0% OF EACH PREMIUM PAYMENT. SEE "CHARGES AND FEES" FOR A MORE COMPLETE DESCRIPTION OF THE SURRENDER CHARGE.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      AN INVESTMENT IN A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

         THE INVESTMENT PORTFOLIOS ARE LISTED ON THE BACK OF THIS COVER.
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The investment portfolios available under your Contract are:

ING INVESTORS TRUST
  ING AIM Mid Cap Growth Portfolio (Class S)
  ING Alliance Mid Cap Growth Portfolio (Class S)
  ING Capital Guardian Large Cap Value Portfolio
    (Class S)
  ING Capital Guardian Managed Global Portfolio
    (Class S)
  ING Capital Guardian Small Cap Portfolio (Class S)
  ING Developing World Portfolio (Class S)
  ING Eagle Asset Capital Appreciation Portfolio (Class S)
  ING Hard Assets Portfolio (Class S)
  ING International Portfolio (Class S)
  ING Jennison Equity Opportunities Portfolio (Class S)
  ING Liquid Assets Portfolio (Class S)
  ING Marsico Growth Portfolio (Class S)
  ING MFS Mid Cap Growth Portfolio (Class S)
  ING MFS Research Portfolio (Class S)
  ING MFS Total Return Portfolio (Class S)
  ING PIMCO Core Bond Portfolio (Class S)
  ING PIMCO High Yield Portfolio (Class S)
  ING Salomon Brothers All Cap Portfolio (Class S)
  ING Salomon Brothers Investors Portfolio (Class S)
  ING T. Rowe Price Capital Appreciation Portfolio
    (Class S)
  ING T. Rowe Price Equity Income Portfolio (Class S)
  ING Van Kampen Growth and Income Portfolio
    (Class S)
  ING Van Kampen Real Estate Portfolio (Class S)

ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth Portfolio

PRUDENTIAL SERIES FUND, INC.
  Jennison Portfolio (Class II)

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TABLE OF CONTENTS
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                                                         PAGE                                                          PAGE
Index of Special Terms..............................      ii    Withdrawals.........................................    12
Fees and Expenses...................................       1    Transfers Among Your Investments....................    14
Condensed Financial Information.....................       2    Death Benefit.......................................    16
     Accumulation Unit..............................       2         Death Benefit During the Accumulation Phase....    16
     Net Investment Factor..........................       3         Death Proceeds.................................    16
     Performance Information........................       3         Death of Annuitant.............................    17
     Financial Statements...........................       3         Death of Owner.................................    17
ING USA Annuity and Life Insurance Company .........       3         Trust Beneficiary..............................    18
Separate Account EQ.................................       4         Required Distributions Upon Contract
The Trusts and Funds................................       4         Owner's Death..................................    18
Charges and Fees....................................       5    The Annuity Options.................................    19
     Surrender Charges Deducted from the                        Other Contract Provisions...........................    20
          Contract Value............................       5    Other Information...................................    23
          Surrender Charge..........................       5    Federal Tax Considerations..........................    24
          Free Withdrawal Amount....................       5    Statement of Additional Information
          Surrender Charge for Excess Withdrawals...       5         Table of Contents..............................    34
          Premium Taxes.............................       6    Appendix A
          Administrative Charge.....................       6         Condensed Financial Information................    A1
          Transfer Charge...........................       6    Appendix B
     Charges Deducted from the Subaccounts..........       6         The Investment Portfolios......................    B1
          Mortality and Expense Risk Charge.........       6    Appendix C
          Asset-Based Administrative Charge.........       6         Surrender Charge for Excess Withdrawals
     Trust and Fund Expenses........................       6              Example...................................    C1
The Annuity Contract................................       7
     Contract Date and Contract Year ...............       7
     Annuity Start Date.............................       7
     Contract Owner.................................       7
     Annuitant......................................       8
     Beneficiary....................................       8
     Purchase and Availability of the Contract......       8
     Crediting of Premium Payments..................       9
     Administrative Procedures......................      10
     Contract Value.................................      10
     Cash Surrender Value...........................      10
     Surrendering to Receive the Cash Surrender
          Value.....................................      11
     The Subaccounts................................      11
     Addition, Deletion or Substitution of
          Subaccounts and Other Changes.............      11

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INDEX OF SPECIAL TERMS
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The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                           PAGE
    ----------------------------------------------------- ---------
    Accumulation Unit                                          2
    Annuitant                                                  8
    Annuity Start Date                                         7
    Cash Surrender Value                                      10
    Contract Date                                              7
    Contract Owner                                             7
    Contract Value                                            10
    Contract Year                                              7
    Death Benefit                                             16
    Free Withdrawal Amount                                     5
    Net Investment Factor                                      3
    Net Rate of Return                                         3

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    TERM USED IN THIS PROSPECTUS                   CORRESPONDING TERM USED IN THE CONTRACT
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    Accumulation Phase                             Accumulation Period
    Annual Contract Administrative Charge          Annual Contract Maintenance Charge
    Annuity Start Date                             Maturity Date
    Asset-Based Administrative Charge              Administrative Charge
    Automatic Rebalancing                          Automatic Portfolio Rebalancing
    Business Day                                   Valuation Date
    Cash Surrender Value                           Contract Withdrawal Value
    Contract Date                                  Issue Date
    Contract Year                                  Contract Anniversary Date
    Premium Payment                                Purchase Payment
    Surrender Charge                               Withdrawal Charge
    Systematic Withdrawals                         Automatic Withdrawals

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FEES AND EXPENSES
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
         Surrender Charge (as a percentage of each premium payment) ................        8%(1)

         Transfer Charge............................................................        $25 per transfer(2)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

     (1) The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.

      (2) We may assess a transfer charge on each transfer after the first twelve transfers made each Contract year. We currently do not impose this charge, but reserve the right to do so in the future.
PERIODIC FEES AND EXPENSES

         Annual Contract Administrative Charge ........................                     $ 30

         Separate Account Annual Charges (as a percentage of average daily net asset values)

         Mortality and Expense Risk Charge..........................................        1.25%
         Asset-Based Administrative Charge..........................................        0.15%
         Total Separate Account Charges.............................................        1.40%

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are for the year ended December 31, 2003 and do not take into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

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     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(3)                                         MINIMUM       MAXIMUM
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     (expenses that are deducted from Trust or Fund assets, including
     management fees, distribution and/or service (12b-1) fees(4), and other expenses):        0.53%        1.75%
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      (3) The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.53% to 1.52%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2004.

      (4) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

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Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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      1) If you surrender your Contract at the end of the applicable time period:

             1 year            3 years            5 years            10 years
             $1,153             $1,875             $2,622              $3,657
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      2)    If you annuitize at the end of the applicable time period:

             1 year            3 years            5 years            10 years
             $1,153             $1,875             $2,622              $3,657
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      3) If you do not surrender your Contract at the end of the applicable time period:

             1 year            3 years            5 years            10 years
              $340             $1,036             $1,755              $3,657
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THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THESE SHOWN. Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
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ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account EQ has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account EQ offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A -- Condensed Financial Information.

NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

      (1) We take the net asset value of the subaccount at the end of each business day.

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      (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      (3) We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

      (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account EQ, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of ING USA Separate Account EQ (formerly Equitable Life Insurance Company of Iowa Separate Account A) as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company, (formerly Equitable Life Insurance Company of Iowa) as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 are included in the Statement of Additional Information.

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
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Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867. On January 1, 2004, Equitable Life (and other affiliated companies) merged with and into ING USA Annuity and Life Insurance Company ("ING USA"), and ING USA assumed responsibility for Equitable Life's obligations under the Contracts.

ING USA is an Iowa stock life insurance company originally incorporated in Minnesota on January 2, 1973. Prior to the merger, ING USA was named Golden American Life Insurance Company. ING USA is an indirect wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V., ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in the District of Columbia and all states, except New York. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

ING USA's principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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SEPARATE ACCOUNT EQ
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Separate Account EQ was established as a separate account under Iowa law on July 14, 1988. Prior to January 1, 2004, Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A. In connection with the merger of Equitable Life with and into ING USA, the Separate Account was transferred to ING USA on January 1, 2004, and renamed Separate Account EQ. Separate Account EQ is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Separate Account EQ is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account EQ but such assets are kept separate from our other accounts.

Separate Account EQ is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account EQ without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ. If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account EQ but are not discussed in this prospectus. Separate Account EQ may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion or Substitution of Subaccounts and Other Changes."

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THE TRUSTS AND FUNDS
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YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.

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CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

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SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE

For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order: 1) earnings (contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than 8 years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than 8 years old); and 4) premium payments in the Contract for less than 8 years (these premium payments are removed on a first in, first out basis).

      SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

       COMPLETE YEARS ELAPSED             0       1       2       3       4       5       6       7       8+
            SINCE PREMIUM PAYMENT
       SURRENDER CHARGE                   8%      7%      6%      5%      4%      3%      2%      1%      0%

      FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

      o     earnings (contract value less unliquidated purchase payments);

      o     premium payments in the Contract for more than eight years, and

      o an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

      SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

      PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

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      ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested. This charge is intended to compensate us for expenses associated with the administration of the Contract.

      TRANSFER CHARGE. You may make 12 free transfers each contract year. We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. We currently do not assess this charge. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge. This charge is intended to cover the expenses we incur when processing transfers.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

      MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

      If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

      The mortality and expense risk charge is guaranteed by the Company and cannot be increased. This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the Contracts and operating the subaccounts of the Separate Account are greater than we estimated.

      ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio.

In addition to the fees and charges shown in the Fee Table, the Company may, from time to time, receive other compensation from the funds or the funds' affiliates. For example, investment advisers to the funds may make cash payments or provide expense reimbursements to the Company as an incentive for the Company to include the funds among the investment options available under your Contract and to provide certain services to contract owners that relate to the investment options.

In particular, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. During 2003, the Company received compensation from certain funds and funds' affiliates. See "Fees and Expenses -- Trust or Fund Expenses" and the Trust and Fund prospectuses.

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THE ANNUITY CONTRACT
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The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trust and Funds in which the subaccounts funded by Separate Account EQ invest.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event).

      JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

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You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so such rights or options will not be available to the beneficiary.

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

      CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We are no longer offering the Contract for sale to new purchasers.

The minimum premium payment for non-qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or you registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately

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unless you direct us to hold it until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account EQ, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account EQ specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account EQ at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account EQ with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state approval and the procedures of your broker-dealer.

      (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

      (2) If your state and broker dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

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We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the Contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      (1) We take the contract value in the subaccount at the end of the preceding business day.

      (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      (3)   We add (1) and (2).

      (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

      (5) We subtract from (4) any withdrawals, and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect

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on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account EQ invests in a corresponding portfolio of the ING Investors Trust, PIMCO Variable Insurance Trust, the ING Variable Insurance Trust or the Prudential Series Fund, Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account EQ under the 1940 Act; (ii) operate Separate Account EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account EQ; and (v) combine Separate Account EQ with other accounts.

We will provide you with written notice before we make any of these changes.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
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Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax

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consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is

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$100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS.

You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

      (1) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

      (2) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE SURRENDER CHARGE

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

      (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

      (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

      (3) Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

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TRANSFERS AMONG YOUR INVESTMENTS
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Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the

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Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. The minimum amount you may transfer is $100, or if less, your account value.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
(2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

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We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing

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transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

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DEATH BENEFIT
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above) A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

DEATH PROCEEDS

If the annuitant is LESS THAN AGE 67 at the time of purchase, the death benefit is the greatest of:

      (1)   the contract value;

      (2) the total premium payments made under the Contract after subtracting any withdrawals; or

      (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

      (1)   the contract value;

      (2) the total premium payments made under the Contract after subtracting any withdrawals; or

      (3) the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

      Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

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The entire death proceeds must be paid within five (5) years of the date of death unless:

      (1)   the beneficiary elects to have the death proceeds:

            (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

            (b)   payable beginning within one year of the date of death; or

      (2) if the beneficiary is the deceased owner's spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

      (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

      (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

DEATH OF OWNER

      (1) If any owner of the Contract dies before the annuity start date, the following applies:

            (a) If the new owner is the deceased owner's spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

            (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

                  (i)   within 5 years of the deceased owner's death

                        or

                  (ii) over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

      (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

      (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

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      (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY

If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

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THE ANNUITY OPTIONS
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SELECTING THE ANNUITY START DATE

You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven

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days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

SELECTING A PAYMENT PLAN

On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

      (1)   any applicable taxes not previously deducted; less

      (2)   the withdrawal charge, if any; less

      (3)   the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS

After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

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       ----------------------------------------------------------------------------------------------------------------
                                                    ANNUITY PAYMENT PLANS
       ----------------------------------------------------------------------------------------------------------------
       PLAN A.   INTEREST

           Option 1                  The contract value,  less any applicable taxes not previously  deducted,  may be left on  deposit  with the  Company  for  five (5)  years.  We will  make  fixed payments  monthly,  quarterly,  semi-annually,  or  annually.  We  do  not  make monthly  payments  if the  contract  value  applied to this  option is less than
                                     $100,000.  You may not withdraw the proceeds  until the end of the five (5) year period.

           Option 2                  The  cash  surrender  value  may be left  on  deposit  with  us for a  specified period.  Interest  will be paid  annually.  All or part of the  proceeds  may be withdrawn at any time.
       ----------------------------- ----------------------------------------------------------------------------------
       PLAN B.   FIXED PERIOD        The contract value,  less any applicable taxes not previously  deducted,  will be paid until the proceeds,  plus interest,  are paid in full.  Payments may be paid annually  or  monthly  for a period of not more than  thirty  (30) years nor less than  five  (5)  years.  The  Contract  provides  for a table of  minimum  annual payments.  They are based on the age of the annuitant or the beneficiary.
       ----------------------------- ----------------------------------------------------------------------------------
       PLAN C.   LIFE INCOME         The contract  value less any  applicable  taxes not  previously  deducted will be paid in monthly or annual  payments for as long as the annuitant or  beneficiary,
                                     whichever  is   appropriate,   lives.   We  have  the  right  to  require   proof
                                     satisfactory  to it of the age and sex of such  person  and  proof of  continuing survival of such  person.  A minimum  number of payments  may be  guaranteed,  if desired.  The Contract  provides  for a table of minimum  annual  payments.  They are based on the age of the annuitant or the beneficiary.
       ----------------------------- ----------------------------------------------------------------------------------

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account EQ invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

      (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      (2)   trading on the New York Stock Exchange is restricted;

      (3) an emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ's net assets;

      (4)   when the Company's Customer Service Center is closed; or

      (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

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IN CASE OF ERRORS IN YOUR APPLICATION

If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK

In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate, Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380, is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of NASD, Inc. We offer the Contracts on a continuous basis.

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement

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between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the fee table section of this prospectus. In addition, DSI may enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc., Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLC, ING TT&S (U.S.) Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc..

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

We no longer offer the Contract to new purchasers.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account EQ according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion.

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STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

TRADING -- INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account EQ as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the Contract.

Directed Services, Inc., the principal underwriter and distributor of the Contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.

EXPERTS

Certain financial statements appearing in the SAI, which is part of the registration statement, have been audited by Ernst & Young LLP, independent certified public accountants, as stated in their reports appearing therein, and have been so included or incorporated herein by reference upon the authority of such firm as experts in accounting and auditing. Their principal business address is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

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FEDERAL TAX CONSIDERATIONS
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INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

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TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Separate Account EQ, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if nec-

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essary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      TAXATION OF DISTRIBUTIONS

            GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

                  o     made on or after the taxpayer reaches age 59 1/2;

                  o     made on or after the death of a contract owner;

                  o     attributable to the taxpayer's becoming disabled; or

                  o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

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                  o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

                  o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

                  o     Then, from any remaining "income on the contract"; and

                  o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

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            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

TAXATION OF QUALIFIED CONTRACTS

      GENERAL

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

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      DIRECT ROLLOVERS

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

            o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

            o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

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To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

            o     Start date for distributions;

            o The time period in which all amounts in your account(s) must be distributed; or

            o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

            o Over your life or the joint lives of you and your designated beneficiary; or

            o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

            o     Over the life of the designated beneficiary; or

            o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

            o December 31 of the calendar year following the calendar year of your death; or

            o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAS - GENERAL

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE

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IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      ROTH IRAS - DISTRIBUTIONS

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

            o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

            o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL

      Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.


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      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

            o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

            o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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--------------------------------------------------------------------------------
 STATEMENT OF ADDITIONAL INFORMATION
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         TABLE OF CONTENTS
         Distributor
         Performance Information
         Annuity Provisions
         Financial Statements

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE COVER.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT EQ.

Please Print or Type:

                           -----------------------------------------------------
                           NAME

                           -----------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           -----------------------------------------------------
                           STREET ADDRESS

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                           CITY, STATE, ZIP

EquiSelect - 131804                                                   05/01/2004

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 APPENDIX A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Annuity and Life Separate Account EQ (formerly Equitable of Iowa Separate Account A) available under the Contract for the indicated periods.

                                                     2003              2002              2001              2000              1999
                                               ------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %

      ING AIM MID CAP GROWTH
           AUV at Beginning of Period               $9.91            $14.71            $18.92            $21.92            $14.23
           AUV at End of Period                    $14.08             $9.91            $14.71            $18.92            $21.92
           Number of Accumulation Units
              Outstanding at End of Period        416,260           457,280           595,198           644,682           259,811

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period              $10.10            $14.64            $17.21            $21.06            $17.01
           AUV at End of Period                    $16.63            $10.10            $14.64            $17.21            $21.06
           Number of Accumulation Units
              Outstanding at End of Period      3,525,386         3,960,030         4,782,460         5,518,726         6,297,935

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period               $7.53            $10.02            $10.55            $10.00 (9)
           AUV at End of Period                    $10.15             $7.53            $10.02            $10.55
           Number of Accumulation Units
              Outstanding at End of Period        926,219           657,418           576,108           363,669

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period              $13.80            $17.54            $20.19            $23.97 (9)
           AUV at End of Period                    $18.55            $13.80            $17.54            $20.19
           Number of Accumulation Units
              Outstanding at End of Period        193,148           142,642           111,682            62,511

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period              $13.14            $17.87            $18.40            $22.82            $15.37
           AUV at End of Period                    $18.19            $13.14            $17.87            $18.40            $22.82
           Number of Accumulation Units
              Outstanding at End of Period      1,551,155         1,562,068         1,710,080         1,810,398         1,648,149

      ING DEVELOPING WORLD
           AUV at Beginning of Period               $6.23             $7.08             $7.58            $11.61             $7.28
           AUV at End of Period                     $9.01             $6.23             $7.08             $7.58            $11.61
           Number of Accumulation Units
              Outstanding at End of Period        312,448           306,642           331,242           375,616           414,703

                                                    1998              1997              1996              1995              1994
                                              -------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %

      ING AIM MID CAP GROWTH
           AUV at Beginning of Period             $15.03 (7)
           AUV at End of Period                   $14.23
           Number of Accumulation Units
              Outstanding at End of Period        12,125

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period             $15.41            $12.49            $10.00 (2)
           AUV at End of Period                   $17.01            $15.41            $12.49
           Number of Accumulation Units
              Outstanding at End of Period     6,865,904         5,699,254         2,228,888

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period             $12.88            $11.98 (4)
           AUV at End of Period                   $15.37            $12.88
           Number of Accumulation Units
              Outstanding at End of Period     1,310,458           885,024

      ING DEVELOPING WORLD
           AUV at Beginning of Period             $10.00 (5)
           AUV at End of Period                    $7.28
           Number of Accumulation Units
              Outstanding at End of Period        81,838

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                                       A1

                                                    2003              2002              2001              2000              1999
                                              -------------------------------------------------------------------------------------
      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period             $15.00            $18.34            $19.46            $18.14            $18.31
           AUV at End of Period                   $18.52            $15.00            $18.34            $19.46            $18.14
           Number of Accumulation Units
              Outstanding at End of Period       144,117           148,682           159,381           141,890            83,289

      ING HARD ASSETS
           AUV at Beginning of Period             $14.05            $14.14            $16.32            $17.37            $14.28
           AUV at End of Period                   $21.09            $14.05            $14.14            $16.32            $17.37
           Number of Accumulation Units
              Outstanding at End of Period        70,368            82,414            20,494            15,095            54,852

      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period              $7.16             $8.66            $11.37            $15.57            $10.29
           AUV at End of Period                    $9.12             $7.16             $8.66            $11.37            $15.57
           Number of Accumulation Units
              Outstanding at End of Period     2,319,001         2,652,840         3,140,799         3,578,605         3,737,771

      ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period             $15.06            $21.60            $25.17            $30.11            $24.50
           AUV at End of Period                   $19.47            $15.06            $21.60            $25.17            $30.11
           Number of Accumulation Units
              Outstanding at End of Period       215,017           236,488           262,157           297,462           118,846

      ING LIMITED MATURITY BOND
           AUV at Beginning of Period             $20.16            $19.06            $17.76            $16.72            $16.77
           AUV at End of Period                   $20.44            $20.16            $19.06            $17.76            $16.72
           Number of Accumulation Units
              Outstanding at End of Period     1,408,962         1,872,146         1,655,739         1,582,942         2,225,986

      ING LIQUID ASSETS
           AUV at Beginning of Period             $15.84            $15.84            $15.47            $14.79            $14.33
           AUV at End of Period                   $15.74            $15.84            $15.84            $15.47            $14.79
           Number of Accumulation Units
              Outstanding at End of Period     1,471,076         2,484,858         2,632,853         2,196,941         3,594,722

      ING MARSICO GROWTH
           AUV at Beginning of Period             $10.52            $15.14            $22.02            $28.62            $16.29
           AUV at End of Period                   $13.76            $10.52            $15.14            $22.02            $28.62
           Number of Accumulation Units
              Outstanding at End of Period     4,384,496         4,849,912         5,960,686         6,778,262         6,813,472

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period             $16.05            $31.80            $42.23            $39.59            $22.43
           AUV at End of Period                   $22.02            $16.05            $31.80            $42.23            $39.59
           Number of Accumulation Units
              Outstanding at End of Period     4,553,302         4,997,660         6,138,195         6,870,355         5,971,726

      ING MFS RESEARCH
           AUV at Beginning of Period             $15.14            $20.44            $26.39            $28.04            $22.89
           AUV at End of Period                   $18.60            $15.14            $20.44            $26.39            $28.04
           Number of Accumulation Units
              Outstanding at End of Period     7,848,496         9,139,249        11,117,780        12,794,990        13,175,088

                                                     1998              1997              1996              1995           1994
                                              -------------------------------------------------------------------------------------
      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period              $18.81 (7)
           AUV at End of Period                    $18.31
           Number of Accumulation Units
              Outstanding at End of Period         13,490

      ING HARD ASSETS
           AUV at Beginning of Period              $18.34 (7)
           AUV at End of Period                    $14.28
           Number of Accumulation Units
              Outstanding at End of Period         23,848

      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period               $9.90            $10.28            $10.00 (2)
           AUV at End of Period                    $10.29             $9.90            $10.28
           Number of Accumulation Units
              Outstanding at End of Period      4,170,416         3,909,438         2,025,705

      ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period              $23.72 (7)
           AUV at End of Period                    $24.50
           Number of Accumulation Units
              Outstanding at End of Period         68,343

      ING LIMITED MATURITY BOND
           AUV at Beginning of Period              $16.41 (8)
           AUV at End of Period                    $16.77
           Number of Accumulation Units
              Outstanding at End of Period      2,627,993

      ING LIQUID ASSETS
           AUV at Beginning of Period              $14.14 (8)
           AUV at End of Period                    $14.33
           Number of Accumulation Units
              Outstanding at End of Period      2,338,381

      ING MARSICO GROWTH
           AUV at Beginning of Period              $13.03            $11.42            $10.00 (2)
           AUV at End of Period                    $16.29            $13.03            $11.42
           Number of Accumulation Units
              Outstanding at End of Period      5,276,364         4,326,092         1,238,349

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period              $18.52            $15.70            $13.21            $10.35         $10.00 (1)
           AUV at End of Period                    $22.43            $18.52            $15.70            $13.21         $10.35
           Number of Accumulation Units
              Outstanding at End of Period      5,924,179         4,824,912         2,602,724           759,597         63,781

      ING MFS RESEARCH
           AUV at Beginning of Period              $18.87            $15.93            $13.10             $9.72         $10.00 (1)
           AUV at End of Period                    $22.89            $18.87            $15.93            $13.10          $9.72
           Number of Accumulation Units
              Outstanding at End of Period     14,188,265        10,839,609         4,845,240         1,255,752         69,177

Equi-Select - 131804

                                       A2

                                                    2003              2002              2001              2000              1999
                                              -------------------------------------------------------------------------------------
      ING MFS TOTAL RETURN
           AUV at Beginning of Period             $19.23            $20.56            $20.75            $18.06            $17.72
           AUV at End of Period                   $22.14            $19.23            $20.56            $20.75            $18.06
           Number of Accumulation Units
              Outstanding at End of Period     7,715,877         8,639,777         9,848,165        10,447,290        11,904,647

      ING PIMCO CORE BOND
           AUV at Beginning of Period             $12.71            $11.86            $11.74            $11.79            $13.09
           AUV at End of Period                   $13.12            $12.71            $11.86            $11.74            $11.79
           Number of Accumulation Units
              Outstanding at End of Period       772,032           872,902           594,128           594,326           767,498

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period              $8.55            $11.65            $11.59            $10.00 (9)
           AUV at End of Period                   $11.71             $8.55            $11.65            $11.59
           Number of Accumulation Units
              Outstanding at End of Period       545,676           514,966           577,461           301,680

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period              $8.07            $10.63            $11.26            $10.00 (9)
           AUV at End of Period                   $10.45             $8.07            $10.63            $11.26
           Number of Accumulation Units
              Outstanding at End of Period       325,880           325,164           356,036           261,822

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period             $27.96            $28.22            $26.04            $21.65            $20.53
           AUV at End of Period                   $34.52            $27.96            $28.22            $26.04            $21.65
           Number of Accumulation Units
              Outstanding at End of Period     1,130,633         1,227,501         1,063,959           859,960           763,936

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period             $20.45            $23.90            $23.91            $21.47            $21.94
           AUV at End of Period                   $25.24            $20.45            $23.90            $23.91            $21.47
           Number of Accumulation Units
              Outstanding at End of Period       292,013           253,526           239,292           119,922           128,090

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period             $18.19            $21.65            $24.94            $25.83            $22.61
           AUV at End of Period                    22.94            $18.19            $21.65            $24.94            $25.83
           Number of Accumulation Units
              Outstanding at End of Period     1,987,591         2,188,290         2,517,254         2,837,674         2,969,224

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period             $28.06            $28.40            $26.64            $20.62            $21.74
           AUV at End of Period                   $38.11            $28.06            $28.40            $26.64            $20.62
           Number of Accumulation Units
              Outstanding at End of Period       215,861           207,524           130,768            93,265            35,910

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period              $5.21             $7.02             $8.75            $10.00 (10)
           AUV at End of Period                    $6.63             $5.21             $7.02             $8.75
           Number of Accumulation Units
              Outstanding at End of Period        85,081            65,581            42,505            26,433

                                                     1998              1997              1996              1995           1994
                                              ---------------------------------------------------------------------------------
      ING MFS TOTAL RETURN
           AUV at Beginning of Period              $16.10            $13.51            $12.05             $9.81         $10.00 (1)
           AUV at End of Period                    $17.72            $16.10            $13.51            $12.05          $9.81
           Number of Accumulation Units
              Outstanding at End of Period     12,496,328         9,244,010         4,354,338         1,312,565         33,106

      ING PIMCO CORE BOND
           AUV at Beginning of Period              $11.87            $11.96            $11.55            $10.06         $10.00 (1)
           AUV at End of Period                    $13.09            $11.87            $11.96            $11.55         $10.06
           Number of Accumulation Units
              Outstanding at End of Period        946,714         1,002,889           705,870           311,689          5,098

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period              $19.66            $17.40 (4)
           AUV at End of Period                    $20.53            $19.66
           Number of Accumulation Units
              Outstanding at End of Period        779,994           430,012

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period              $21.36 (7)
           AUV at End of Period                    $21.94
           Number of Accumulation Units
              Outstanding at End of Period         43,654

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period              $20.09            $16.36 (4)
           AUV at End of Period                    $22.61            $20.09
           Number of Accumulation Units
              Outstanding at End of Period      2,936,234         1,561,703

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period              $24.06 (7)
           AUV at End of Period                    $21.74
           Number of Accumulation Units
              Outstanding at End of Period         11,546

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

Equi-Select - 131804

                                       A3

                                                     2003              2002              2001              2000              1999
                                              -------------------------------------------------------------------------------------
      JENNISON PORTFOLIO
           AUV at Beginning of Period               $4.27             $6.30             $7.85            $10.00 (10)
           AUV at End of Period                     $5.46             $4.27             $6.30             $7.85
           Number of Accumulation Units
              Outstanding at End of Period         93,918            88,519            77,059            23,361

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period               $9.84            $10.10            $10.01            $10.24            $10.08
           AUV at End of Period                    $11.92             $9.84            $10.10            $10.01            $10.24
           Number of Accumulation Units
              Outstanding at End of Period        600,486           366,315           438,817           435,552           429,525

      PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period               $8.05            $10.23            $11.72            $13.13            $11.11
           AUV at End of Period                    $10.35             $8.05            $10.23            $11.72            $13.13
           Number of Accumulation Units
              Outstanding at End of Period        555,024           803,496           746,623           745,666           621,032

                                                         1998              1997              1996              1995           1994
                                              -------------------------------------------------------------------------------------
      JENNISON PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                  $10.00 (6)
           AUV at End of Period                        $10.08
           Number of Accumulation Units
              Outstanding at End of Period            200,929

      PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                  $10.00 (6)
           AUV at End of Period                        $11.11
           Number of Accumulation Units
              Outstanding at End of Period            573,723

      FOOTNOTES
      (1)   Fund First Available during October 1994
      (2)   Fund First Available during April 1996
      (3)   Fund First Available during September 1996
      (4)   Fund First Available during February 1997
      (5)   Fund First Available during February 1998
      (6)   Fund First Available during May 1998
      (7)   Fund First Available during June 1998
      (8)   Fund First Available during August 1998
      (9)   Fund First Available during February 2000
      (10)  Fund First Available during May 2000

Equi-Select - 131804

                                       A4

--------------------------------------------------------------------------------
 APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests in debt and equity securities.

LIST OF FUND NAME CHANGES
------------------------------------------------------------ -----------------------------------------------------------

FORMER FUND NAME                                             CURRENT FUND NAME

ING Eagle Asset Value Equity Portfolio                       ING Eagle Asset Capital Appreciation Portfolio
PIMCO High Yield Portfolio                                   ING PIMCO High Yield Portfolio


FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- -------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------
ING AIM MID CAP GROWTH PORTFOLIO (Class S)                        Seeks capital appreciation. The Portfolio seeks to meet its
    INVESTMENT ADVISER:  Directed Services, Inc.                  objective by investing, normally, at least 80% of its
    INVESTMENT SUBADVISER: A I M Capital Management, Inc.         assets in equity securities of mid-capitalization companies.
----------------------------------------------------------------- -------------------------------------------------------------

EquiSelect - 131804

                                       B1

----------------------------------------------------------------- -------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- -------------------------------------------------------------
ING ALLIANCE MID CAP GROWTH PORTFOLIO                             Seeks long-term total return. The Portfolio invests
    (Class S)                                                     primarily in common stocks of middle capitalization
    INVESTMENT ADVISER: Directed Services, Inc.                   companies. The Portfolio normally invests substantially all
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.      of its assets in high-quality common stocks that Alliance
                                                                  expects to increase in value.
----------------------------------------------------------------- -------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO                    Seeks long-term growth of capital and income. The Portfolio
    (Class S)                                                     Manager seeks to achieve the Portfolio's investment
    INVESTMENT ADVISER:  Directed Services, Inc.                  objective by investing, under normal market conditions, at
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         least 80% of its assets in equity and equity-related
                                                                  securities of companies with market capitalizations greater than $1 billion at the time of investment.
----------------------------------------------------------------- -------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO                     Seeks capital appreciation. Current income is only an
    (Class S)                                                     incidental consideration. This portfolio is not
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified. The Portfolio invests primarily in common
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         stocks traded in securities markets throughout the world.
                                                                  The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United
                                                                  States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.
----------------------------------------------------------------- -------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO                          Seeks long-term capital appreciation. The Portfolio invests
    (Class S)                                                     at least 80% of its assets in equity securities of small
    INVESTMENT ADVISER:  Directed Services, Inc.                  capitalization ("small-cap") companies.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
----------------------------------------------------------------- -------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO (Class S)                          Seeks capital appreciation.  The Portfolio normally invests
    INVESTMENT ADVISER:  Directed Services, Inc.                  at least 80% of its assets in securities of issuers located
    INVESTMENT SUBADVISER: ING Investment Management Advisors     in at least three countries with emerging securities
    B.V.                                                          markets.  The Portfolio may invest up to 20% of its assets in securities of U.S. and other developed market issuers,
                                                                  including investment-grade debt securities of U.S. issuers.
----------------------------------------------------------------- -------------------------------------------------------------
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
    (Class S)                                                     Seeks capital appreciation. Dividend income is a secondary
    (formerly ING Eagle Asset Value Equity Portfolio)             objective. The Portfolio normally invests at least 80% of
    INVESTMENT ADVISER:  Directed Services, Inc.                  its assets in equity securities of domestic and foreign
    INVESTMENT SUBADVISER: Eagle Asset Management,   Inc.         issuers that meet quantitative standards relating to
                                                                  financial soundness and high intrinsic value relative to
                                                                  price.
----------------------------------------------------------------- -------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Class S)                               A nondiversified Portfolio that seeks long-term capital
    INVESTMENT ADVISER:  Directed Services, Inc.                  appreciation. The Portfolio normally invests at least 80%
    INVESTMENT SUBADVISER: Baring International Investment        of its assets in the equities of producers of commodities.
    Limited
----------------------------------------------------------------- -------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Class S)                             Seeks long-term growth of capital. Under normal conditions,
    INVESTMENT ADVISER:  Directed Services, Inc.                  the Portfolio invests at least 80% of its net assets and
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.
----------------------------------------------------------------- -------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO                       Seeks long-term capital growth. The Portfolio normally
    (Class S)                                                     invests at least 80% of its net assets (plus any borrowings
    INVESTMENT ADVISER:  Directed Services, Inc.                  for investment purposes) in attractively valued equity
    INVESTMENT SUBADVISER: Jennison Associates, LLC               securities of companies with current or emerging earnings
                                                                  growth the Portfolio Manager believes to be not fully
                                                                  appreciated or recognized by the market.
----------------------------------------------------------------- -------------------------------------------------------------

EquiSelect - 131804

                                       B2

----------------------------------------------------------------- -------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- -------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                             Seeks high level of current income consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  preservation of capital and liquidity. The Portfolio
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of
                                                                  principal, liquidity and yield, in order of importance, to achieve this goal.
----------------------------------------------------------------- -------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                            Seeks capital appreciation. The Portfolio invests primarily
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity securities selected for their growth potential.
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        The Portfolio may invest in companies of any size, from
                                                                  larger, well-established companies to smaller, emerging
                                                                  growth companies.
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS MID CAP GROWTH PORTFOLIO (Class S)                        A nondiversified Portfolio that seeks long-term growth of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital. The Portfolio normally invests at least 80% of its
    INVESTMENT SUBADVISER: Massachusetts Financial Services       net assets in common stocks and related securities (such as
    Company                                                       preferred stocks, convertible securities and depositary
                                                                  receipts) of companies with medium market capitalizations
                                                                  (or "mid-cap companies") which the Portfolio Manager
                                                                  believes have above-average growth potential.
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Class S)                              Seeks long-term growth of capital and future income. The
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio normally invests at least 80% of its net assets
    INVESTMENT SUBADVISER: Massachusetts Financial Services       in common stocks and related securities (such as preferred
    Company                                                       stocks, convertible securities and depositary receipts).
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                          Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income
                                                                  securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                           Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management. The Portfolio is
    INVESTMENT SUBADVISER: Pacific Investment Management          diversified and seeks to achieve its investment objective
    Company LLC                                                   by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a
                                                                  diversified portfolio of fixed income instruments of
                                                                  varying maturities.
----------------------------------------------------------------- -------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                          Seeks maximum total return, consistent with preservation of
    (formerly PIMCO High Yield Portfolio)                         capital and prudent investment management.  The Portfolio
                                                                  normally invests at least 80% of its assets in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified portfolio of high yield securities ("junk
    INVESTMENT SUBADVISER:  Pacific Investment Management         bonds") rated below investment grade but rated at least B-.
    Company LLC
----------------------------------------------------------------- -------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO                            A nondiversified Portfolio that seeks capital appreciation
    (Class S)                                                     through investment in securities which the Subadviser
    INVESTMENT ADVISER:  Directed Services, Inc.                  believes have above-average capital appreciation potential.
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     The Portfolio invests primarily in common stocks and common
    Inc.                                                          stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio
                                                                  Manager believes are undervalued in the marketplace.
----------------------------------------------------------------- -------------------------------------------------------------

EquiSelect - 131804

                                       B3

----------------------------------------------------------------- -------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- -------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS PORTFOLIO                          Seeks long-term growth of capital. Secondarily seeks
    (Class S)                                                     current income. The Portfolio invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities of U.S. companies. The Portfolio may also invest
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     in other equity securities. To a lesser degree, the
    Inc.                                                          Portfolio invests in income producing securities such as
                                                                  debt securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                  Seeks, over the long-term, a high total investment return,
    (Class S)                                                     consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment risk. The Portfolio pursues an active asset
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities
                                                                  and money market instruments.
----------------------------------------------------------------- -------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                         Seeks substantial dividend income as well as long-term
(Class S)                                                         growth of capital. The Portfolio normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in common stocks, with 65% in the common
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         stocks of well-established companies paying above-average
                                                                  dividends. The Portfolio may also invest in convertible
                                                                  securities, warrants and preferred stocks, foreign
                                                                  securities, debt securities including high-yield debt
                                                                  securities and future and options.
----------------------------------------------------------------- -------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO                                 Seeks long-term capital appreciation. A nondiversified
    INVESTMENT ADVISER:  ING Investments, LLC                     Portfolio that under normal conditions, invests at least
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    65% of net assets in equity securities of issuers located
                                                                  in at least three countries, one of which may be the U.S.
                                                                  Generally invests at least 75% of total assets in common
                                                                  and preferred stocks, warrants and convertible securities.
----------------------------------------------------------------- -------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
    751 Broad Street, Newark, NJ  07102
----------------------------------------------------------------- -------------------------------------------------------------
JENNISON PORTFOLIO (Class II)                                     Seeks to achieve long-term growth of capital. Invests
    INVESTMENT ADVISER:  Prudential Investments LLC               primarily in equity securities of major, established
    INVESTMENT SUBADVISER:  Jennison Associates LLC               corporations that the investment adviser believes offer
                                                                  above-average growth prospects. May invest up to 30% of
                                                                  total assets in foreign securities. Normally invests 65% of total assets in common stocks and preferred stocks of
                                                                  companies with capitalization in excess of $1 billion.
----------------------------------------------------------------- -------------------------------------------------------------

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                                       B4

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--------------------------------------------------------------------------------
 APPENDIX C
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x ..30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

EquiSelect - 131804                                                     05/01/04

                                       C1

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
 ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa

EquiSelect - 131804                                                   05/01/2004

--------------------------------------------------------------------------------
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT EQ
 (FORMERLY KNOWN AS EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A)

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY

                                    PRIMELITE

--------------------------------------------------------------------------------

                                                                     MAY 1, 2004

      This prospectus describes an individual flexible premium deferred variable Contract (the "Contract") issued by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our"). Prior to January 1, 2004, the Contract was issued by Equitable Life Insurance Company of Iowa ("Equitable Life"). (See "ING USA Annuity and Life Insurance Company" for information about the merger of Equitable Life with and into ING USA.) The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts"). We do not currently offer this Contract for sale to new purchasers.

      The Contract provides a means for you to invest your premium payments in one or more of the mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. For Contracts sold in some states, not all subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are:

MASSACHUSETTS FINANCIAL SERVICES COMPANY           TRAVELERS INVESTMENT ADVISER, INC.
  ING MFS Mid-Cap Growth Portfolio (Class S)(1)      Select Balanced Portfolio
  ING MFS Research Portfolio (Class S)(1)            Select Growth Portfolio
  ING MFS Total Return Portfolio (Class S)(1)        Select High Growth Portfolio

SMITH BARNEY FUND MANAGEMENT LLC

  Appreciation Portfolio
  Smith Barney High Income Portfolio
  Smith Barney International All Cap Growth Portfolio
  Smith Barney Large Cap Value Portfolio
  Smith Barney Money Market Portfolio

  (1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V. Effective May 1, 2003 this fund changed its name to the name listed above. See Appendix B for a complete list of former and current fund names.

      The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A). We refer to the divisions as "subaccounts."

      You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTY TAXES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES, INCLUDING A MAXIMUM SURRENDER CHARGE OF UP TO 8.0% OF EACH PREMIUM PAYMENT. SEE "CHARGES AND FEES " FOR A MORE COMPLETE DESCRIPTION OF THE SURRENDER CHARGE.

PrimElite - 131805

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      AN INVESTMENT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
             THE INVESTMENT PORTFOLIOS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------

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The investment portfolios available under your Contract are:

ING INVESTORS TRUST
  ING AIM Mid Cap Growth Portfolio (Class S)
  ING Alliance Mid Cap Growth Portfolio (Class S)
  ING Capital Guardian Large Cap Value Portfolio
    (Class S)
  ING Capital Guardian Managed Global Portfolio
    (Class S)
  ING Capital Guardian Small Cap Portfolio (Class S)
  ING Developing World Portfolio (Class S)
  ING Eagle Asset Capital Appreciation Portfolio (Class S)
  ING Hard Assets Portfolio (Class S)
  ING International Portfolio (Class S)
  ING Jennison Equity Opportunities Portfolio (Class S)
  ING Liquid Assets Portfolio (Class S)
  ING Marsico Growth Portfolio (Class S)
  ING MFS Mid Cap Growth Portfolio (Class S)
  ING MFS Research Portfolio (Class S)
  ING MFS Total Return Portfolio (Class S)
  ING PIMCO Core Bond Portfolio (Class S)
  ING PIMCO High Yield Portfolio (Class A)
  ING Salomon Brothers All Cap Portfolio (Class S)
  ING Salomon Brothers Investors Portfolio (Class S)
  ING T. Rowe Price Capital Appreciation Portfolio
    (Class S)
  ING T. Rowe Price Equity Income Portfolio (Class S)
  ING Van Kampen Growth and Income Portfolio
    (Class S)
  ING Van Kampen Real Estate Portfolio (Class S)

ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth Portfolio

PRUDENTIAL SERIES FUND, INC.
  Jennison Portfolio (Class II)

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--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE

Index of Special Terms..............................      ii
Fees and Expenses...................................       1
Condensed Financial Information.....................       3
     Accumulation Unit..............................       3
     Net Investment Factor..........................       3
     Performance Information........................       3
     Financial Statements...........................       3
ING USA Annuity and Life Insurance Company..........       3
Separate Account EQ.................................       4
The Trusts and Funds................................       5
Charges and Fees....................................       5
     Surrender Charges Deducted from the
          Contract Value............................       5
          Surrender Charge..........................       5
          Free Withdrawal Amount....................       6
          Surrender Charge for Excess Withdrawals...       6
          Premium Taxes.............................       6
          Administrative Charge.....................       6
          Transfer Charge...........................       6
     Charges Deducted from the Subaccounts..........       6
          Mortality and Expense Risk Charge.........       6
          Asset-Based Administrative Charge.........       7
     Trust and Fund Expenses........................       7
The Annuity Contract................................       7
     Contract Date and Contract Year ...............       7
     Annuity Start Date.............................       7
     Contract Owner.................................       8
     Annuitant......................................       8
     Beneficiary....................................       8
     Purchase and Availability of the Contract......       9
     Crediting of Premium Payments..................       9
     Administrative Procedures......................      10
     Contract Value.................................      10
     Contract Value in the Subaccounts..............      10
     Cash Surrender Value...........................      11
     Surrendering to Receive the Cash
          Surrender Value...........................      11
     The Subaccounts................................      11
     Addition, Deletion or Substitution of
          Subaccounts and Other Changes.............      11
     Other Contracts................................      12
Withdrawals.........................................      12
Transfers Among Your Investments....................      14
Death Benefit.......................................      17
     Death Benefit During the Accumulation Phase....      17
          Death Proceeds............................      17
          Death of Annuitant........................      18
          Death of Owner............................      18
          Trust Beneficiary.........................      19
          Required Distributions Upon Contract
               Owner's Death........................      19
The Annuity Options.................................      20
Other Contract Provisions...........................      21
Other Information...................................      24
Federal Tax Considerations..........................      25
Statement of Additional Information
     Table of Contents..............................      35
Appendix A
     Condensed Financial Information................      A1
Appendix B
     The Investment Portfolios......................      B1
Appendix C
     Surrender Charge for Excess Withdrawals
          Example...................................      C1

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--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                             PAGE
    ----------------------------------------------------- ---------
    Accumulation Unit                                          3
    Annuitant                                                  8
    Annuity Start Date                                         7
    Cash Surrender Value                                      11
    Contract Date                                              7
    Contract Owner                                             8
    Contract Value                                            10
    Contract Year                                              7
    Death Benefit                                             17
    Free Withdrawal Amount                                     6
    Net Investment Factor                                      3
    Net Rate of Return                                         3

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    TERM USED IN THIS PROSPECTUS              CORRESPONDING TERM USED IN THE
                                              CONTRACT
    ----------------------------------------- ----------------------------------
    Accumulation Phase                        Accumulation Period
    Annual Contract Administrative Charge     Annual Contract Maintenance Charge
    Annuity Start Date                        Maturity Date
    Asset-Based Administrative Charge         Administrative Charge
    Automatic Rebalancing                     Automatic Portfolio Rebalancing
    Business Day                              Valuation Date
    Cash Surrender Value                      Contract Withdrawal Value
    Contract Date                             Issue Date
    Contract Year                             Contract Anniversary Date
    Premium Payment                           Purchase Payment
    Surrender Charge                          Withdrawal Charge
    Systematic Withdrawals                    Automatic Withdrawals

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--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

      Surrender Charge (as a percentage of each premium
        payment)...........................................  8%(1)
      Transfer Charge .....................................  $25 per transfer(2)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees or expenses.

PERIODIC FEES AND EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE(3) ..................  $30

SEPARATE ACCOUNT ANNUAL CHARGES(4) (as a percentage of average daily net asset values)

      Mortality and Expense Risk Charge...................   1.25%
      Asset-Based Administrative Charge...................   0.15%
           Total Separate Account Charges.................   1.40%

(1) The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.

(2) We may assess a transfer charge on each transfer after the first twelve transfers made each Contract year. We currently do not impose this charge, but reserve the right to do so in the future.

(3) We deduct an administrative charge on each contract anniversary and on surrender. We will waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.

(4) We deduct the mortality and expense risk charges and the asset based administrative charges daily.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are for the year ended December 31, 2002 and do not take into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     ---------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(5)       MINIMUM     MAXIMUM
     ---------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund
     assets, including management fees, distribution
     and/or service (12b-1) fees6and other expenses):        0.53%       1.75%
     ---------------------------------------------------------------------------

(5) The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.53% to 1.52%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2004.

(6) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are

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      disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.11% of contract value. Note that, as shown in the first and second examples, surrender charges may apply if you choose to annuitize or surrender your Contract within the first 8 contract years following receipt of a premium payment.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

              ------------------------------------------------------------------
               1) If you surrender your Contract at the end of the applicable time period:

                    1 year          3 years         5 years         10 years
                    $1,150          $1,868          $2,610           $3,633
              ------------------------------------------------------------------
               2)   If you annuitize at the end of the applicable time period:

                    1 year          3 years         5 years         10 years
                     $337           $1,028          $1,742           $3,633
              ------------------------------------------------------------------
               3) If you do not surrender your Contract at the end of the applicable time period:

                    1 year          3 years         5 years         10 years
                     $337           $1,028          $1,742           $3,633
              ------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THESE SHOWN. Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account EQ has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value. Tables containing (i) the accumulation unit value history of each subaccount of Separate Account EQ offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information.

NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

      (1) We take the net asset value of the subaccount at the end of each business day.

      (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      (3) We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

      (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account EQ, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account EQ (formerly Equitable Life Insurance Company of Iowa) as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867. On January 1, 2004, Equitable Life (and other affiliated companies) merged with and into ING USA Annuity and Life Insurance Company ("ING USA"), and ING USA assumed responsibility for Equitable Life's obligations under the Contracts.

ING USA is an Iowa stock life insurance company originally incorporated in Minnesota on January 2, 1973. Prior to the merger, ING USA was named Golden American Life Insurance Company. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned

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subsidiary of ING Groep N.V., a global financial institution based in The Netherlands. ING USA is authorized to sell insurance and annuities in the District of Columbia and all states, except New York. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

ING USA's principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT EQ
--------------------------------------------------------------------------------

Separate Account EQ was established as a separate account of the Company on July 14, 1988. Prior to January 1, 2004, Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A. In connection with the merger of Equitable Life with and into ING USA, the Separate Account was transferred to ING USA on January 1, 2004, and renamed Separate Account EQ. Separate Account EQ is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account EQ is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account EQ but such assets are kept separate from our other accounts.

Separate Account EQ is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account EQ without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ. If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account EQ but are not discussed in this prospectus. Separate Account EQ may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

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CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the

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Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE

For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order: 1) earnings (contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than 8 years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than 8 years old); and 4) premium payments in the Contract for less than 8 years (these premium payments are removed on a first in, first out basis).

      SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

      COMPLETE YEARS ELAPSED           0       1       2       3       4       5       6       7       8+
          SINCE PREMIUM PAYMENT

      SURRENDER CHARGE                 8%      7%      6%      5%      4%      3%      2%      1%      0%

      FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

      o     earnings (contract value less unliquidated purchase payments);

      o     premium payments in the Contract for more than eight years; and

      o an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

      SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

      PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

      We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when

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the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

      ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested. This charge is intended to compensate us for expenses associated with the administration of the Contract.

      TRANSFER CHARGE. You may make 12 free transfers each contract year. We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. We currently do not assess this charge. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge. This charge is intended to cover the expenses we incur with processing surrenders.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

      MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

      If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

      The mortality and expense risk charge is guaranteed by the Company and cannot be increased. This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the Contracts and operating the subaccounts of the Separate Account are greater than we estimated.

      ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio.

In addition to the fees and charges shown in the Fee Table, the Company may, from time to time, receive other compensation from the funds or the funds' affiliates. For example, investment advisers to the funds may make cash payments or provide expense reimbursements to the Company as an incentive for the Company to include the funds among the investment options available under your Contract and to provide certain services to contract owners that relate to the investment options.

In particular, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. During 2003, the Company received compensation from certain funds and funds' affiliates.

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--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the Trusts and Funds in which the subaccounts funded by Separate Account EQ invest.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER

You are the contract owner. You are also the unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

      JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

      CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. The new owner's age, as of the date of the change, will be used for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary

PrimElite - 131805
may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We are no longer offering the Contract for sale to new purchasers.

The minimum premium payment for non-qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium payment within 2 business days after receipt if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments designated for a subaccount of Separate Account EQ, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment designated for a subaccount of Separate Account EQ will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

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We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account EQ with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state approval and the procedures of your broker-dealer.

      (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

      (2) If your state and broker dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the Contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the

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portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      (1) We take the contract value in the subaccount at the end of the preceding business day.

      (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      (3)   We add (1) and (2).

      (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

      (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account EQ invests in a corresponding portfolio of the ING Investors Trust, a corresponding portfolio of the Travelers Series Fund, Inc., a corresponding portfolio of the Greenwich Street Series Fund, or a corresponding portfolio of the Smith Barney Allocation Series Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required), substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

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We also reserve the right to: (i) deregister Separate Account EQ under the 1940 Act; (ii) operate Separate Account EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account EQ; and (v) combine Separate Account EQ with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
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Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount. See Appendix C and the Fixed Account I prospectus for more information on the application of the Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

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Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

      A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

      B) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE SURRENDER CHARGE

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

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      (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

      (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

      (3) Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

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TRANSFERS AMONG YOUR INVESTMENTS
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Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. This Contract is not designed for professional market timing organizations or other individuals using programmed and frequent transfers. Such activity may be disruptive to an investment portfolio. We reserve the right to stop or prohibit these types of transfers if we determine that they could harm an investment portfolio. To the extent that we impose these restrictions, we apply them consistently to all contract owners without wavier or exception. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account EQ and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
(2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

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We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      exceeds our then-current monitoring standard for frequent trading;

      is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interest of the contract investors and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

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If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

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DEATH BENEFIT
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see

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"Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

DEATH PROCEEDS

If the annuitant is LESS THAN AGE 67 at the time of purchase, the death benefit is the greatest of:

      (1)   the contract value;

      (2) the total premium payments made under the Contract after subtracting any withdrawals; or

      (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

      (1)   the contract value;

      (2) the total premium payments made under the Contract after subtracting any withdrawals; or

      (3) the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

      Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

      (1)   the beneficiary elects to have the death proceeds:

            (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

            (b)   payable beginning within one year of the date of death; or

      (2) if the beneficiary is the deceased owner's spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

      (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

      (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

DEATH OF OWNER

      (1) If any owner of the Contract dies before the annuity start date, the following applies:

            (a) If the new owner is the deceased owner's spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

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            (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

                  (i)   within 5 years of the deceased owner's death

                        or

                  (ii) over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

      (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

      (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

      (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY

If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under the Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the

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distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

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THE ANNUITY OPTIONS
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SELECTING THE ANNUITY START DATE

You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

SELECTING A PAYMENT PLAN

On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

      (1)   any applicable taxes not previously deducted; less

      (2)   the withdrawal charge, if any; less

      (3)   the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer

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Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS

After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

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    -------------------------------------------------------------------------
                                              ANNUITY PAYMENT PLANS
    ----------------------------- -------------------------------------------
    PLAN A.   INTEREST

        Option 1 The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

        Option 2 The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
    ----------------------------- -------------------------------------------
    PLAN B.   FIXED PERIOD
                                  The contract value, less any applicable
                                  taxes not previously deducted, will be paid
                                  until the proceeds, plus interest, are paid
                                  in full. Payments may be paid annually or
                                  monthly for a period of not more than
                                  thirty (30) years nor less than five (5)
                                  years. The Contract provides for a table of
                                  minimum annual payments. They are based on
                                  the age of the annuitant or the
                                  beneficiary.
    ----------------------------- -------------------------------------------
    PLAN C.   LIFE INCOME
                                  The contract value less any applicable
                                  taxes not previously deducted will be paid
                                  in monthly or annual payments for as long
                                  as the annuitant or beneficiary, whichever
                                  is appropriate, lives. We have the right to
                                  require proof satisfactory to it of the age
                                  and sex of such person and proof of
                                  continuing survival of such person. A
                                  minimum number of payments may be
                                  guaranteed, if desired. The Contract
                                  provides for a table of minimum annual
                                  payments. They are based on the age of the
                                  annuitant or the beneficiary.
    ----------------------------- -------------------------------------------

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account EQ invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

      (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      (2)   trading on the New York Stock Exchange is restricted;

      (3) an emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ's net assets;

      (4)   when the Company's Customer Service Center is closed; or

      (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

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IN CASE OF ERRORS IN YOUR APPLICATION

If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK

In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of NASD, Inc. We offer the Contracts on a continuous basis.

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this

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compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms. DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the fee table section of this prospectus. In addition, DSI may enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc., Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLC, ING TT&S (U.S.) Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

We no longer offer the Contract to new purchasers.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account EQ according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various

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jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

TRADING -- INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account EQ as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the Contract.

Directed Services, Inc., the principal underwriter and distributor of Contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.

EXPERTS

Certain financial statements appearing in the SAI, which is part of the registration statement, have been audited by Ernst & Young LLP, independent certified public accountants, as stated in their reports appearing therein, and have been so included or incorporated herein by reference upon the authority of such firm as experts in accounting and auditing. Their principal business address is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

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FEDERAL TAX CONSIDERATIONS
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INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

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TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Separate Account EQ, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified

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by  regulation  or  otherwise.   See  "Death  Benefit  Choices"  for  additional
information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     TAXATION OF DISTRIBUTIONS

GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

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If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

            o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

            o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

            o     Then, from any remaining "income on the contract"; and

            o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually

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or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

TAXATION OF QUALIFIED CONTRACTS

      GENERAL. The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

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      DIRECT ROLLOVERS

            If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

            Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

            Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

            All distributions from a traditional IRA are taxed as received unless either one of the following is true:

            o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

            o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

            o     Start date for distributions;

            o The time period in which all amounts in your account(s) must be distributed; or

            o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

            o Over your life or the joint lives of you and your designated beneficiary; or

            o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

            o     Over the life of the designated beneficiary; or

            o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

            o December 31 of the calendar year following the calendar year of your death; or

            o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAs - GENERAL

            Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth

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IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      ROTH IRAs - DISTRIBUTIONS

            A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

            o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

            o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL

            Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

      TAX SHELTERED ANNUITIES - LOANS

            Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

            Any outstanding loan balance impacts the following:

            o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

            o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

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      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

            All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

            o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

            o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

         TABLE OF CONTENTS
         Distributor
         Performance Information
         Annuity Provisions
         Financial Statements of ING USA Annuity and Life Insurance Company (formerly Equitable Life Insurance Company of Iowa)
         Financial Statements of Separate Account EQ (formerly Equitable Life Insurance Company of Iowa Separate Account A)

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT EQ.

Please Print or Type:

                --------------------------------------------------
                NAME

                --------------------------------------------------
                SOCIAL SECURITY NUMBER

                --------------------------------------------------
                STREET ADDRESS

                --------------------------------------------------
                CITY, STATE, ZIP

PrimElite - 131805                                                    05/01/2004


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APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Annuity and Life Separate Account EQ (formerly Equitable of Iowa Separate Account A) available under the Contract for the indicated periods.

                                                 2003              2002              2001              2000              1999
                                             --------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

ING MFS MID CAP GROWTH
      AUV at Beginning of Period                  $16.05            $31.80            $42.23            $39.59            $22.43
      AUV at End of Period                        $22.02            $16.05            $31.80            $42.23            $39.59
      Number of Accumulation Units
         Outstanding at End of Period          4,553,302         4,997,660         6,138,195         6,870,355         5,971,726

ING MFS RESEARCH
      AUV at Beginning of Period                  $15.14            $20.44            $26.39            $28.04            $22.89
      AUV at End of Period                        $18.60            $15.14            $20.44            $26.39            $28.04
      Number of Accumulation Units
         Outstanding at End of Period          7,848,496         9,139,249        11,117,780        12,794,990        13,175,088

ING MFS TOTAL RETURN
      AUV at Beginning of Period                  $19.23            $20.56            $20.75            $18.06            $17.72
      AUV at End of Period                        $22.14            $19.23            $20.56            $20.75            $18.06
      Number of Accumulation Units
         Outstanding at End of Period          7,715,877         8,639,777         9,848,165        10,447,290        11,904,647

SMITH BARNEY SELECT BALANCED
      AUV at Beginning of Period                  $11.73            $12.72            $13.08            $12.66            $11.94
      AUV at End of Period                        $13.91            $11.73            $12.72            $13.08            $12.66
      Number of Accumulation Units
         Outstanding at End of Period          3,150,642         3,659,939         4,394,969         4,040,294         4,619,781

SMITH BARNEY SELECT GROWTH
      AUV at Beginning of Period                   $9.57            $11.85            $13.33            $14.21            $12.41
      AUV at End of Period                        $12.26             $9.57            $11.85            $13.33            $14.21
      Number of Accumulation Units
         Outstanding at End of Period          2,869,976         3,472,468         4,172,221         4,629,859         5,002,401

SMITH BARNEY SELECT HIGH GROWTH
      AUV at Beginning of Period                   $9.21            $12.25            $14.13            $15.47            $12.37
      AUV at End of Period                        $12.43             $9.21            $12.25            $14.13            $15.47
      Number of Accumulation Units
         Outstanding at End of Period          1,850,228         2,139,444         2,580,600         3,063,274         3,133,146

SMITH BARNEY GREENWICH APPRECIATION
      AUV at Beginning of Period                  $13.88            $17.07            $18.03            $18.36            $16.47
      AUV at End of Period                        $17.05            $13.88            $17.07            $18.03            $18.36
      Number of Accumulation Units
         Outstanding at End of Period          3,042,235         3,489,041         4,150,696         4,501,934         5,018,540

SMITH BARNEY HIGH INCOME
      AUV at Beginning of Period                  $11.28            $11.82            $12.46            $13.74            $13.58
      AUV at End of Period                        $14.18            $11.28            $11.82            $12.46            $13.74
      Number of Accumulation Units
         Outstanding at End of Period            946,662         1,018,268         1,212,079         1,311,976         1,532,713

                                                  1998              1997              1996              1995             1994
                                             --------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

ING MFS MID CAP GROWTH
      AUV at Beginning of Period                  $18.52            $15.70            $13.21            $10.35           $10.00 (1)
      AUV at End of Period                        $22.43            $18.52            $15.70            $13.21           $10.35
      Number of Accumulation Units
         Outstanding at End of Period          5,924,179         4,824,912         2,602,724           759,597           63,781

ING MFS RESEARCH
      AUV at Beginning of Period                  $18.87            $15.93            $13.10             $9.72           $10.00 (1)
      AUV at End of Period                        $22.89            $18.87            $15.93            $13.10            $9.72
      Number of Accumulation Units
         Outstanding at End of Period         14,188,265        10,839,609         4,845,240         1,255,752           69,177

ING MFS TOTAL RETURN
      AUV at Beginning of Period                  $16.10            $13.51            $12.05             $9.81           $10.00 (1)
      AUV at End of Period                        $17.72            $16.10            $13.51            $12.05            $9.81
      Number of Accumulation Units
         Outstanding at End of Period         12,496,328         9,244,010         4,354,338         1,312,565           33,106

SMITH BARNEY SELECT BALANCED
      AUV at Beginning of Period                  $11.06            $10.00 (6)
      AUV at End of Period                        $11.94            $11.06
      Number of Accumulation Units
         Outstanding at End of Period          5,192,282         2,668,340

SMITH BARNEY SELECT GROWTH
      AUV at Beginning of Period                  $11.05            $10.00 (6)
      AUV at End of Period                        $12.41            $11.05
      Number of Accumulation Units
         Outstanding at End of Period          5,364,430         2,767,614

SMITH BARNEY SELECT HIGH GROWTH
      AUV at Beginning of Period                  $10.87            $10.00 (6)
      AUV at End of Period                        $12.37            $10.87
      Number of Accumulation Units
         Outstanding at End of Period          3,351,573         1,866,333

SMITH BARNEY GREENWICH APPRECIATION
      AUV at Beginning of Period                  $14.01            $11.25            $10.00 (5)
      AUV at End of Period                        $16.47            $14.01            $11.25
      Number of Accumulation Units
         Outstanding at End of Period          4,865,715         2,178,061           497,034

SMITH BARNEY HIGH INCOME
      AUV at Beginning of Period                  $13.72            $12.22            $10.94            $10.00 (3)
      AUV at End of Period                        $13.58            $13.72            $12.22            $10.94
      Number of Accumulation Units
         Outstanding at End of Period          1,927,035         1,544,985           670,736            72,283

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                                       A1

                                                 2003              2002              2001              2000              1999
                                             --------------------------------------------------------------------------------------
SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
      AUV at Beginning of Period                   $8.82            $12.04            $17.74            $23.61            $14.28
      AUV at End of Period                        $11.09             $8.82            $12.04            $17.74            $23.61
      Number of Accumulation Units
         Outstanding at End of Period          1,327,777         1,543,442         1,827,559         2,027,180         1,887,698

SMITH BARNEY LARGE CAP VALUE
      AUV at Beginning of Period                  $14.09            $19.16            $21.16            $18.98            $19.24
      AUV at End of Period                        $17.73            $14.09            $19.16            $21.16            $18.98
      Number of Accumulation Units
         Outstanding at End of Period          2,916,764         3,377,165         4,001,712         4,340,018         5,498,196

SMITH BARNEY MONEY MARKET
      AUV at Beginning of Period                  $12.53            $12.55            $12.27            $11.74            $11.37
      AUV at End of Period                        $12.44            $12.53            $12.55            $12.27            $11.74
      Number of Accumulation Units
         Outstanding at End of Period            779,991         1,254,712         1,406,526           754,497         1,482,594

                                                 1998              1997              1996              1995              1994
                                             --------------------------------------------------------------------------------------
SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
      AUV at Beginning of Period                 $13.59            $13.42            $11.56            $10.00 (2)
      AUV at End of Period                       $14.28            $13.59            $13.42            $11.56
      Number of Accumulation Units
         Outstanding at End of Period         2,094,602         1,734,163           804,975           154,388

SMITH BARNEY LARGE CAP VALUE
      AUV at Beginning of Period                 $17.77            $14.23            $12.05            $10.00 (3)
      AUV at End of Period                       $19.24            $17.77            $14.23            $12.05
      Number of Accumulation Units
         Outstanding at End of Period         6,212,287         4,212,327         1,579,649           295,134

SMITH BARNEY MONEY MARKET
      AUV at Beginning of Period                 $10.97            $10.59            $10.23            $10.00 (4)
      AUV at End of Period                       $11.37            $10.97            $10.59            $10.23
      Number of Accumulation Units
         Outstanding at End of Period           770,258         1,144,259           348,906           125,048

FOOTNOTES

(1)  Fund First Available during October 1994
(2)  Fund First Available during March 1995
(3)  Fund First Available during April 1995
(4)  Fund First Available during May 1995
(5)  Fund First Available during March 1996
(6)  Fund First Available during February 1997

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                                       A2

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APPENDIX B
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                           THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

LIST OF FUND NAME CHANGES
-----------------------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                                  CURRENT FUND NAME
ING Eagle Asset Value Equity Portfolio                            ING Eagle Asset Capital Appreciation Portfolio
PIMCO High Yield Portfolio                                        ING PIMCO High Yield Portfolio


FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------
ING AIM MID CAP GROWTH PORTFOLIO (Class S)                       Seeks capital appreciation. The Portfolio seeks to meet its
    INVESTMENT ADVISER:  Directed Services, Inc.                 objective by investing, normally, at least 80% of its
    INVESTMENT SUBADVISER: A I M Capital Management, Inc.        assets in equity securities of mid-capitalization companies.
------------------------------------------------------------------------------------------------------------------------------
ING ALLIANCE MID CAP GROWTH PORTFOLIO                            Seeks long-term total return. The Portfolio invests
    (Class S)                                                    primarily in common stocks of middle capitalization
    INVESTMENT ADVISER: Directed Services, Inc.                  companies. The Portfolio normally invests substantially all
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.     of its assets in high-quality common stocks that Alliance
                                                                 expects to increase in value.
------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO                   Seeks long-term growth of capital and income. The Portfolio
    (Class S)                                                    Manager seeks to achieve the Portfolio's investment
    INVESTMENT ADVISER:  Directed Services, Inc.                 objective by investing, under normal market conditions, at
    INVESTMENT SUBADVISER: Capital Guardian Trust    Company     least 80% of its assets in equity and equity-related
                                                                 securities of companies with market capitalizations greater than $1 billion at the time of investment.
------------------------------------------------------------------------------------------------------------------------------

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                                       B1

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO                    Seeks capital appreciation. Current income is only an
    (Class S)                                                    incidental consideration. This portfolio is not
    INVESTMENT ADVISER:  Directed Services, Inc.                 diversified. The Portfolio invests primarily in common
    INVESTMENT SUBADVISER: Capital Guardian Trust Company        stocks traded in securities markets throughout the world.
                                                                 The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United
                                                                 States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.
------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO                         Seeks long-term capital appreciation. The Portfolio invests
    (Class S)                                                    at least 80% of its assets in equity securities of small
    INVESTMENT ADVISER:  Directed Services, Inc.                 capitalization ("small-cap") companies.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO (Class S)                         Seeks capital appreciation.  The Portfolio normally invests
    INVESTMENT ADVISER:  Directed Services, Inc.                 at least 80% of its assets in securities of issuers located
    INVESTMENT SUBADVISER: ING Investment Management Advisors    in at least three countries with emerging securities
      B.V.                                                       markets.  The Portfolio will provide shareholders with at
                                                                 least 60 days prior notice of any change in this investment policy.  The Portfolio may invest up to 20% of its assets
                                                                 in securities of U.S. and other developed market issuers,
                                                                 including investment-grade debt securities of U.S. issuers.
------------------------------------------------------------------------------------------------------------------------------
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
    (Class S)                                                    Seeks capital appreciation. Dividend income is a secondary
    (formerly ING Eagle Asset Value Equity Portfolio)            objective. The Portfolio normally invests at least 80% of
    INVESTMENT ADVISER:  Directed Services, Inc.                 its assets in equity securities of domestic and foreign
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.          issuers that meet quantitative standards relating to
                                                                 financial soundness and high intrinsic value relative to
                                                                 price.
------------------------------------------------------------------------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Class S)                              A nondiversified Portfolio that seeks long-term capital
    INVESTMENT ADVISER:  Directed Services, Inc.                 appreciation. The Portfolio normally invests at least 80%
    INVESTMENT SUBADVISER: Baring International Investment       of its assets in the equities of producers of commodities.
    Limited
------------------------------------------------------------------------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Class S)                            Seeks long-term growth of capital. Under normal conditions,
    INVESTMENT ADVISER:  Directed Services, Inc.                 the Portfolio invests at least 80% of its net assets and
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.    borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.
------------------------------------------------------------------------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO                      Seeks long-term capital growth. The Portfolio normally
    (Class S)                                                    invests at least 80% of its net assets (plus any borrowings
    INVESTMENT ADVISER:  Directed Services, Inc.                 for investment purposes) in attractively valued equity
    INVESTMENT SUBADVISER: Jennison Associates, LLC              securities of companies with current or emerging earnings
                                                                 growth the Portfolio Manager believes to be not fully
                                                                 appreciated or recognized by the market.
------------------------------------------------------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                            Seeks high level of current income consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                 preservation of capital and liquidity. The Portfolio
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.    Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of
                                                                 principal, liquidity and yield, in order of importance, to achieve this goal.
------------------------------------------------------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                           Seeks capital appreciation. The Portfolio invests primarily
    INVESTMENT ADVISER:  Directed Services, Inc.                 in equity securities selected for their growth potential.
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC       The Portfolio may invest in companies of any size, from
                                                                 larger, well-established companies to smaller, emerging
                                                                 growth companies.
------------------------------------------------------------------------------------------------------------------------------

PrimElite - 127499

                                       B2

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING MFS MID CAP GROWTH PORTFOLIO (Class S)                       A nondiversified Portfolio that seeks long-term growth of
    INVESTMENT ADVISER:  Directed Services, Inc.                 capital. The Portfolio normally invests at least 80% of its
    INVESTMENT SUBADVISER: Massachusetts Financial Services      net assets in common stocks and related securities (such as
       Company                                                   preferred stocks, convertible securities and depositary
                                                                 receipts) of companies with medium market capitalizations
                                                                 (or "mid-cap companies") which the Portfolio Manager
                                                                 believes have above-average growth potential.
------------------------------------------------------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Class S)                             Seeks long-term growth of capital and future income. The
    INVESTMENT ADVISER:  Directed Services, Inc.                 Portfolio normally invests at least 80% of its net assets
    INVESTMENT SUBADVISER: Massachusetts Financial Services      in common stocks and related securities (such as preferred
       Company                                                   stocks, convertible securities and depositary receipts).
                                                                 The Portfolio focuses on companies that the Portfolio
                                                                 Manager believes have favorable prospects for long-term
                                                                 growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.
------------------------------------------------------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                         Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                 entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services      prudent employment of capital. Secondarily seeks reasonable
       Company                                                   opportunity for growth of capital and income. The Portfolio is a "balanced fund," and invests in a combination of
                                                                 equity and fixed income securities.
------------------------------------------------------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                          Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                 capital and prudent investment management. The Portfolio is
    INVESTMENT SUBADVISER: Pacific Investment Management         diversified and seeks to achieve its investment objective
       Company, LLC                                              by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a
                                                                 diversified portfolio of fixed income instruments of
                                                                 varying maturities.
------------------------------------------------------------------------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                         Seeks maximum total return, consistent with preservation of
    (formerly PIMCO High Yield Portfolio)                        capital and prudent investment management.  The Portfolio
                                                                 normally invests at least 80% of its assets in a
    INVESTMENT ADVISER:  Directed Services, Inc.                 diversified portfolio of high yield securities ("junk
    INVESTMENT SUBADVISER:  Pacific Investment Management        bonds") rated below investment grade but rated at least B-.
       Company LLC.
------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO                           A nondiversified Portfolio that seeks capital appreciation
    (Class S)                                                    through investment in securities which the Subadviser
    INVESTMENT ADVISER:  Directed Services, Inc.                 believes have above-average capital appreciation potential.
    INVESTMENT SUBADVISER: Salomon Brothers Asset                The Portfolio invests primarily in common stocks and common
    Management, Inc.                                             stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio
                                                                 Manager believes are undervalued in the marketplace.
------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS PORTFOLIO                         Seeks long-term growth of capital. Secondarily seeks
    (Class S)                                                    current income. The Portfolio invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                 securities of U.S. companies. The Portfolio may also invest
    INVESTMENT SUBADVISER: Salomon Brothers Asset                in other equity securities. To a lesser degree, the
    Management, Inc.                                             Portfolio invests in income producing securities such as
                                                                 debt securities.
------------------------------------------------------------------------------------------------------------------------------

PrimElite - 127499

                                       B3

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                 Seeks, over the long-term, a high total investment return,
    (Class S)                                                    consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                 investment risk. The Portfolio pursues an active asset
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.        allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities
                                                                 and money market instruments.
------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                        Seeks substantial dividend income as well as long-term
    (Class S)                                                    growth of capital. The Portfolio normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                 80% of its assets in common stocks, with 65% in the common
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.        stocks of well-established companies paying above-average
                                                                 dividends. The Portfolio may also invest in convertible
                                                                 securities, warrants and preferred stocks, foreign
                                                                 securities, debt securities including high-yield debt
                                                                 securities and future and options..
------------------------------------------------------------------------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO                                Seeks long-term capital appreciation. A nondiversified
    INVESTMENT ADVISER:  ING Investments, LLC                    Portfolio that under normal conditions, invests at least
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.   65% of net assets in equity securities of issuers located
                                                                 in at least three countries, one of which may be the U.S.
                                                                 Generally invests at least 75% of total assets in common
                                                                 and preferred stocks, warrants and convertible securities.
------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
    751 Broad Street, Newark, NJ  07102
------------------------------------------------------------------------------------------------------------------------------
JENNISON PORTFOLIO (Class II)                                    Seeks to achieve long-term growth of capital. Invests
    INVESTMENT ADVISER:  Prudential Investments, LLC             primarily in equity securities of major, established
    INVESTMENT SUBADVISER:  Jennison Associates, LLC             corporations that the investment adviser believes offer
                                                                 above-average growth prospects. May invest up to 30% of
                                                                 total assets in foreign securities. Normally invests 65% of total assets in common stocks and preferred stocks of
                                                                 companies with capitalization in excess of $1 billion.
------------------------------------------------------------------------------------------------------------------------------

PrimElite - 127499

                                       B4

                      This page intentionally left blank.

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x ..30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

PrimElite - 131805

                                       C1

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

PrimElite - 131805                                                    05/01/2004

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

                                   EQUI-SELECT

                  DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS



                                    ISSUED BY
                                   SEPARATE EQ

                                       OF
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Equitable Life Insurance Company of Iowa) for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts which are referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.



                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2004

                                TABLE OF CONTENTS

  ITEM                                                                     PAGE


Company.........................................................................
Experts.........................................................................
Distributor.....................................................................
Yield Calculations For Money Market Subaccounts.................................
Annuity Provisions..............................................................
Consolidated Financial Statements of ING USA Annuity and Life Insurance
 Company (formerly Golden American Life Insurance Company)......................
Financial Statements of Separate Account EQ (formerly Separate Account A).......

COMPANY

Information regarding ING USA Annuity and Life Insurance Company (formerly Equitable Life Insurance Company of Iowa) (the "Company") and its ownership is contained in the Prospectus.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2003 and 2002 and for each of the three years then ended, and the statement of assets and liabilities of Separate Account EQ as of December 31, 2003, and the relatedstatement of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

INDEPENDENT AUDITORS

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, independent auditors, performs annual audits of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) and Separate Account EQ

DISTRIBUTOR

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of the Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Company. Prior to Directed Services, Inc. becoming distributor, the variable insurance products were distributed by ING Funds Distributors, Inc. (formerly, Equitable Securities Network, Inc.), which is also an affiliate of the company. For the years ended 2003, 2002 and 2001 commissions paid by the Company to the broker/dealers who sold contracts aggregated $2,950,000, $4,169,000, and $6,417,000, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus -- "Contract Proceeds -- Fixed Payment Plans" for a description of the Payment Plans.)

FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account EQ included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

CONSOLIDATED FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited consolidated financial statements of ING USA Annuity and Life Insurance Company, the statutory financial statements of acquired businesses and unaudited pro forma financial information are listed below and are included in this Statement of Additional Information:

Report of Independent Auditors
Audited Consolidated Financial Statements of ING USA Annuity and
 Life Insurance Company
      Consolidated Income Statements for the years ended
        December 31, 2003, 2002 and 2001
      Consolidated Balance Sheets as of December 31, 2003 and 2002 Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
      Consolidated Statements of Cash Flows for the years ended
        December 31, 2003, 2002 and 2001

Notes to Consolidated Financial Statements
Other Financial Statements
      Financial Statements of Businesses Acquired
      Financial Statements-Statutory Basis of Equitable Life Insurance
        Company of Iowa as of December 31, 2003 and 2002
      Financial Statements-Statutory Basis of United Life and Annuity Insurance
        Company as of December 31, 2003 and 2002
      Financial Statements-Statutory Basis of USG Annuity & Life
        Company as of December 31, 2003 and 2002
Unaudited Pro Forma Financial Information in Accordance with Accounting
      Principles Generally Accepted in the United States of America

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT EQ

The audited financial statements of Separate Account EQ are listed below and are included in this Statement of Additional Information:

Report of Independent Auditors
Audited Financial Statements of ING USA Annuity and Life Insurance Company
  Separate Account EQ
      Statement of Assets and Liabilities as of December 31, 2003
      Statement of Operations for the year ended December 31, 2003 Statements of Changes in Net Assets for the years ended
        December 31, 2003 and 2002
Notes to Financial Statements

Item 8.   Financial Statements and Supplementary Data


                   Index to Consolidated Financial Statements


                                                                                                  Page

Report of Independent Auditors                                                                     C-2

Consolidated Financial Statements:

Consolidated Income Statements for the years ended
  December 31, 2003, 2002 and 2001                                                                 C-3

Consolidated Balance Sheets as of December 31, 2003 and 2002                                       C-4

Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2003, 2002 and 2001                                                 C-5

Consolidated Statements of Cash Flows for the years ended
  December 31, 2003, 2002 and 2001                                                                 C-6

Notes to Consolidated Financial Statements                                                         C-7

                         Report of Independent Auditors


The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying consolidated balance sheets of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) and Subsidiary as of December 31, 2003 and 2002, and the related consolidated income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING USA Annuity and Life Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.



                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2004

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                         Consolidated Income Statements
                                   (Millions)



                                                                          Year ended          Year ended         Year ended
                                                                         December 31,        December 31,       December 31,
                                                                             2003                2002*              2001*
                                                                      ------------------ ------------------- ------------------
Revenues:
 Fee income                                                           $         330.2    $          245.9    $         219.1
 Net investment income                                                          320.3               197.7               94.4
 Net realized capital gains (losses)                                            (36.2)                4.2               (6.5)
 Other income (loss)                                                             (0.2)                3.5                  -
                                                                      ------------------ ------------------- ------------------
          Total revenue                                               $         614.1    $          451.3    $         307.0
                                                                      ------------------ ------------------- ------------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other benefits
      to policyholders                                                          320.1               318.4              239.2
  Underwriting, acquisition, and insurance expenses:
    General expenses                                                            123.8               139.7              119.9
    Commissions                                                                 250.3               288.7              232.4
    Policy acquisition costs deferred                                          (210.8)             (292.2)            (128.2)
  Amortization:
    Deferred policy acquisition costs and value
      of business acquired                                                      184.7               127.8               49.6
    Goodwill                                                                        -                   -                4.2
  Other:
    Expense and charges reimbursed under
     modified coinsurance agreements                                           (131.6)             (104.9)            (225.6)
    Interest expense                                                             13.7                16.0               19.4
                                                                      ------------------ ------------------- ------------------
          Total benefits, losses and expenses                                   550.2               493.5              310.9
                                                                      ------------------ ------------------- ------------------
Income (loss) before income taxes and cumulative
  effect of change in accounting principle                                       63.9               (42.2)              (3.9)

Income tax expense (benefit)                                                      2.5               (12.5)               0.1
                                                                      ------------------ ------------------- ------------------
Income (loss) before cumulative effect of change
  in accounting principle                                                        61.4               (29.7)              (4.0)

Cumulative effect of change in accounting principle                                 -              (135.3)                 -
                                                                      ------------------ ------------------- ------------------
Net income (loss)                                                     $          61.4    $         (165.0)   $          (4.0)
                                                                      ================== =================== ==================
*See Note 1.


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                           Consolidated Balance Sheets
                                   (Millions)



                                                                                                   As of December 31,
                                                                                               2003                2002
                                                                                         -----------------   -----------------
Assets

Investments:
  Fixed maturities, available for sale, at fair value
    (amortized cost of $5,047.0 at 2003 and $4,720.1 at 2002)                            $     5,223.3       $     4,936.4
  Equity securities at fair value:
    Investment in mutual funds (cost of $5.3 at 2003 and $22.9 at 2002)                            5.6                19.0
    Mortgage loans on real estate                                                                847.6               482.4
    Policy loans                                                                                  17.5                16.0
    Short-term investments                                                                        17.7                 2.2
                                                                                         -----------------   -----------------
          Total investments                                                                    6,111.7             5,456.0

Cash and cash equivalents                                                                         17.9               148.5
Accrued investment income                                                                         65.4                61.9
Reinsurance recoverable                                                                           13.0               196.9
Deferred policy acquisition costs                                                                835.3               678.0
Value of business acquired                                                                         8.5                 8.5
Receivable for securities sold                                                                    10.2                   -
Due from affiliates                                                                                4.2                   -
Other assets                                                                                      14.7                 5.3
Assets held in separate accounts                                                              17,112.6            11,029.3
                                                                                         -----------------   -----------------
          Total assets                                                                   $    24,193.5       $    17,584.4
                                                                                         =================   =================
Liabilities and Shareholder's Equity
Policy liabilities and accruals:
  Future policy benefits and claims' reserves                                            $     5,277.3       $     5,159.1
                                                                                         -----------------   -----------------
          Total policy liabilities and accruals                                                5,277.3             5,159.1

Surplus notes                                                                                    170.0               170.0
Current income taxes                                                                               3.9                42.4
Deferred income taxes                                                                            126.0                79.8
Dollar roll obligations                                                                          120.1                40.0
Other liabilities                                                                                 31.0                64.7
Liabilities related to separate accounts                                                      17,112.6            11,029.3
                                                                                         -----------------   -----------------
          Total liabilities                                                                   22,840.9            16,585.3
                                                                                         -----------------   -----------------

Shareholder's equity:
  Common stock (250,000 shares authorized, issued and outstanding;
    $10.00 per share par value)                                                                    2.5                 2.5
  Additional paid-in capital                                                                   1,358.4             1,128.4
  Accumulated other comprehensive income                                                          64.2                 2.1
  Retained deficit                                                                               (72.5)             (133.9)
                                                                                         -----------------   -----------------
          Total shareholder's equity                                                           1,352.6               999.1
                                                                                         -----------------   -----------------
          Total liabilities and shareholder's equity                                     $    24,193.5       $    17,584.4
                                                                                         =================   =================


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
           Consolidated Statements of Changes in Shareholder's Equity
                                   (Millions)



                                                                             Accumulated
                                                              Additional         Other          Retained           Total
                                               Common          Paid-In       Comprehensive      Earnings       Shareholder's
                                               Stock           Capital       Income (Loss)      (Deficit)         Equity
                                           ---------------  --------------- ---------------- ---------------- ----------------

Balance at December 31, 2000               $        2.5     $      583.6    $        (4.1)   $       35.1     $      617.1

  Contribution of capital                                          196.8                                             196.8
  Comprehensive income:
    Net (loss)                                        -                -                -            (4.0)            (4.0)
    Other comprehensive income
      net of tax:
         Unrealized gain on securities
           ($12.2 pretax)                             -                -              7.9               -              7.9
                                                                                                              ----------------
  Comprehensive income                                                                                                 3.9
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2001                        2.5            780.4              3.8            31.1            817.8

  Contribution of capital                                          356.3                                              356.3
  Other                                                             (8.3)                                              (8.3)
  Comprehensive income:
    Net (loss)                                        -                -                -          (165.0)           (165.0)
    Other comprehensive income
      net of tax:
         Unrealized (loss) on securities
           ($(2.6) pretax)                            -                -             (1.7)              -              (1.7)
                                                                                                              ----------------
  Comprehensive loss                                                                                                 (166.7)
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2002                        2.5          1,128.4              2.1          (133.9)            999.1

  Contribution of capital                             -            230.0                -               -             230.0
  Comprehensive income:
    Net income                                        -                -                -            61.4              61.4
    Other comprehensive income
      net of tax:
         Unrealized gain on securities
           ($95.6 pretax)                             -                -             62.1               -              62.1
                                                                                                              ----------------
  Comprehensive income                                                                                                123.5
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2003               $        2.5     $    1,358.4    $      $ 64.2    $      (72.5)    $     1,352.6
                                           ===============  =============== ================ ================ ================


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                      Consolidated Statements of Cash Flows
                                   (Millions)




                                                                            Year ended         Year ended          Year ended
                                                                           December 31,       December 31,        December 31,
                                                                               2003               2002                2001
                                                                        -----------------  ------------------  -----------------
Cash Flows from Operating Activities:
  Net income (loss)                                                     $        61.4      $      (165.0)      $        (4.0)
  Adjustments to reconcile net income (loss) to net cash
    provided by operating activities:
      Interest credited and charges on interest sensitive products              306.3              282.2               191.0
      Net realized capital (gains) losses                                        36.2               (4.2)                6.5
      Increase in accrued investment income                                      (3.5)             (39.5)              (13.2)
      Increase in guaranteed benefits reserve                                   (91.6)             107.1                28.2
      Other changes in insurance reserve liabilities                             13.3                  -                   -
      Policy acquisition cost deferred                                         (210.8)            (292.2)             (128.2)
      Amortization of deferred policy acquisition costs                         180.4              121.2                45.2
      Amortization of value of business acquired                                  4.3                6.6                 4.4
      Impairment of goodwill                                                        -              151.3                   -
      Other non-cash reconciling items and other changes in
        assets and liabilities                                                  (87.0)              21.3               110.6
      Provision for deferred income taxes                                        12.8              (85.7)               (0.6)
                                                                        -----------------  ------------------  -----------------
Net cash provided by operating activities                                       221.8              103.1               239.9
                                                                        -----------------  ------------------  -----------------
Cash Flows from Investing Activities:
  Proceeds from the sale, maturity, or repayment of:
    Fixed maturities available for sale                                       7,025.8            7,297.1               880.7
    Equity securities                                                            16.2                7.8                 6.9
    Mortgage loans                                                               51.9              285.0               136.0
  Acquisition of investments:
    Fixed maturities available for sale                                      (7,267.3)         (10,068.3)           (2,070.8)
    Equity securities                                                               -              (22.8)                  -
    Short-term and other investments                                            (15.4)                 -                (4.7)
    Mortgage loans                                                             (417.1)            (553.7)             (250.3)
  Increase in policy loans                                                       (1.5)              (1.2)               (1.5)
  (Increase) decrease in property and equipment                                  (0.7)               1.1                 1.2
  Proceeds from sale of interest in subsidiary                                      -               27.7                   -
  Loss on valuation of interest in subsidiary                                       -                3.0                   -
  Other                                                                             -                0.6                   -
                                                                        -----------------  ------------------  -----------------
Net cash used for investing activities                                         (608.1)          (3,023.7)           (1,302.5)
                                                                        -----------------  ------------------  -----------------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts                     1,383.5            3,818.5             1,933.1
  Maturities and withdrawals from insurance contracts                          (332.3)            (171.2)             (134.8)
  Transfers to separate accounts                                             (1,160.0)          (1,053.8)             (902.9)
  Proceeds received on reinsurance recapture                                    134.5                  -                   -
  Proceeds of notes payable                                                         -                  -                 3.1
  Repayment of notes payable                                                        -               (1.4)               (1.7)
  Proceeds from reciprocal loan agreement borrowings                                -                  -                69.3
  Repayment of reciprocal loan agreement borrowings                                 -              (75.0)              (69.3)
  Contributions of capital by parent                                            230.0              356.3               196.8
                                                                        -----------------  ------------------  -----------------
Net cash provided by financing activities                                       255.7            2,873.4             1,093.6
                                                                        -----------------  ------------------  -----------------
Net increase (decrease) in cash and cash equivalents                           (130.6)             (47.2)               31.0
Cash and cash equivalents, beginning of period                                  148.5              195.7               164.7
                                                                        -----------------  ------------------  -----------------
Cash and cash equivalents, end of period                                $        17.9      $       148.5       $       195.7
                                                                        =================  ==================  =================
Supplemental cash flow information:
    Income taxes (received) paid, net                                   $        28.2      $      (141.5)      $         0.4
                                                                        =================  ==================  =================
    Interest paid                                                       $        13.0      $        20.8       $        15.0
                                                                        =================  ==================  =================

The accompanying notes are an integral part of these consolidated financial statements.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
1.   Significant Accounting Policies

     Principles of Consolidation

     ING USA Annuity and Life Insurance Company (formerly known as Golden American Life Insurance Company) ("ING USA" or the "Company" as appropriate), a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), is a stock life insurance company organized under the laws of the State of Iowa. ING USA was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life Insurance Company. On December 21, 1993, the Company redomesticated from Minnesota to Delaware. On January 1, 2004 several events occurred. First, the Company redomesticated from Delaware to Iowa. Secondly, on January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa ("Equitable Life"), USG Annuity & Life Company ("USG") and United Life & Annuity Insurance Company ("ULA") (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were merged into ING USA. Lion is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to do business in the District of Columbia and all states except New York. ING USA is licensed as a life insurance company under the laws of the State of Delaware until December 31, 2003 and Iowa since January 1, 2004.

     Prior to the merger date, ING USA was a wholly-owned subsidiary of Equitable Life from December 30, 2001 through December 31, 2003. Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Companies, Inc. ("EIC" or "Former Holding Company") directly owned 100% of Golden American's stock.

     On December 3, 2001, the Board of Directors of EIC approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval by the Insurance Department of Delaware.

     As of April 1, 2002, ING USA sold First Golden American Life Insurance Company of New York ("First Golden") to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut"), which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. ING USA realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     As of October 1, 2003, RLNY's parent, Security-Connecticut merged with and into its parent, ReliaStar.

     Statement  of Financial  Accounting  Standards  ("FAS") No. 141,  "Business
     Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by
     Accounting Principles Board ("APB") Opinion No. 16, "Business Combinations". RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the ING USA statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

     Description of Business

     The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged savings for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

     Recently Adopted Accounting Standards

     Accounting for Goodwill and Intangible Assets

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") FAS No. 142, "Goodwill and Other Intangible Assets". The adoption of this standard resulted in an impairment loss of $135.3 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income (loss) would have been as follow:


                                                                                       Year ended
                                                                                      December 31,
     (Millions)                                                                            2001

     Reported net income (loss)                                                     $      (4.0)
     Add back goodwill amortization, net of tax                                             3.8
                                                                                    -----------------
     Adjusted net income (loss)                                                     $      (0.2)
                                                                                    =================

     Accounting for Derivative Instruments and Hedging Activities

     In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, and FAS No. 138,
     Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues". This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivatives.

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2003 or 2002.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" recently issued Statement Implementation Issue No. B36, "Embedded Derivatives:
     Modified Coinsurance Arrangements and Debt Instruments" That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that required implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

     Guarantees

     In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others", to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     Variable Interest Entities

     In January 2003, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51" (FIN 46). In December 2003, the FASB modified FIN 46 to make certain technical corrections and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities (VIEs) and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined that the investments do not require consolidation in the Company's financial statements:




           Asset Type                                          Purpose                Book Value (1)            Market Value
     ----------------------                              -------------------       -------------------      ------------------
     Private Corporate Securities - synthetic
       leases; project financings; credit tenant
       leases                                            Investment Holdings       $        1,057.2         $       1,114.6

     Foreign Securities - US VIE subsidiaries
       of foreign companies                              Investment Holdings                  190.3                   203.0

     Commercial Mortgage Obligations (CMO)               Investment Holdings                  888.5                   893.9

     Collateralized Debt Obligations (CDO)               Investment Holdings
                                                               and/or
                                                         Collateral Manager                     4.9                     4.3

     Asset-Backed Securities (ABS)                       Investment Holdings                  479.9                   482.3

     Commercial Mortgage Backed Securities (CMBS)        Investment Holdings                  325.4                   342.0

     (1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees.


     New Accounting Pronouncements

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," which the Company intends to adopt during first quarter 2004. The impact on the financial statements is not known at this time.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Reclassifications and Changes to Prior Year Presentation

     Certain   reclassifications   have  been  made  to  prior  year   financial
     information to conform to the current year classifications.

     During 2003, certain changes were made to the 2002 and 2001 Income Statements to reflect the correct balances. These changes had no impact on net income or net shareholder's equity of the Company. The following summarizes the corrections to each financial statement line item (in millions):



                                                                   Previously
                                                                    Reported                                  Restated
                                                                      2002              Adjustments             2002
                                                               -------------------   ------------------   ------------------
     Fee income                                                $        204.0        $          41.9      $        245.9
                                                               -------------------   ------------------   ------------------
           Total revenue                                       $        409.4        $          41.9      $        451.3
                                                               ===================   ==================   ==================
     Interest credited and other benefits to
       policyholders                                                    276.5                   41.9               318.4
                                                               -------------------   ------------------   ------------------
           Total expense                                       $        451.6        $          41.9      $        493.5
                                                               ===================   ==================   ==================


                                                                   Previously
                                                                    Reported                                  Restated
                                                                      2002              Adjustments             2002
                                                               -------------------   ------------------   ------------------
     Fee income                                                $        188.9        $          30.2      $        219.1
                                                               -------------------   ------------------   ------------------
           Total revenue                                       $        276.8        $          30.2      $        307.0
                                                               ===================   ==================   ==================
     Interest credited and other benefits to
       policyholders                                                    209.0                   30.2               239.2
                                                               -------------------   ------------------   ------------------
           Total expense                                       $        280.7        $          30.2      $        310.9
                                                               ===================   ==================   ==================



     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Investments

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20,
     "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Realized capital gains and losses on all other investments are included in the consolidated income statements.

     Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

     The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances, net of impairment reserves.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On  occasion,   the  Company  sells  call  options  written  on  underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Deferred Policy Acquisition Costs and Value of Business Acquired

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Activity for the years ended December 31, 2003, 2002 and 2001 within VOBA was as follows:



     (Millions)

     Balance at December 31, 2000                                                   $         25.9

       Adjustment for FAS No. 115                                                             (1.3)
       Interest accrued at 7%                                                                  1.6
       Amortization                                                                           (6.0)
                                                                                    -----------------
     Balance at December 31, 2001                                                             20.2

       Adjustment for FAS No. 115                                                             (5.1)
       Additions                                                                              (3.3)
       Interest accrued at 7%                                                                  1.3
       Amortization                                                                           (4.6)
                                                                                    -----------------
     Balance at December 31, 2002                                                              8.5

       Adjustment for FAS No. 115                                                              4.3
       Additions                                                                                 -
       Interest accrued at (4% - 5%)                                                           0.4
       Amortization                                                                           (4.7)
                                                                                    -----------------
     Balance at December 31, 2003                                                   $          8.5
                                                                                    =================

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $7.7 million, $5.7 million, $4.1 million, $3.3 million and $2.6 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $41.3 million before tax, or $26.9 million, net of $14.4 million of federal income tax expense.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Policy Liabilities and Accruals

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

     Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 7.5% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

     Revenue Recognition

     For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

     Separate Accounts

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $112.8 million and of $133.4 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.5% in 2003 and 2.4% to 11.0% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

     Income Taxes

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.


2.   Investments

     Fixed maturities available for sale as of December 31 were as follows:


                                                                                          Gross          Gross
                                                                         Amortized      Unrealized     Unrealized        Fair
                                                                            Cost          Gains          Losses          Value
                                                                       -------------  -------------  --------------  -------------
     2003

     (Millions)

     U.S. government and government
       agencies and authorities                                        $     23.8     $       0.1    $          -    $      23.9
     State, municipalities and political subdivisions                         5.0               -             0.4            4.6

     U.S. corporate securities:
       Public utilities                                                     482.1            35.7             3.7          514.1
       Other corporate securities                                         2,630.8           128.7            12.1        2,747.4
                                                                       -------------  -------------  --------------  -------------
     Total U.S. corporate securities                                      3,112.9           164.4            15.8        3,261.5
                                                                       -------------  -------------  --------------  -------------
     Foreign securities:
       Government                                                            68.5             1.0             1.0           68.5
       Other                                                                559.7            30.3             5.5          584.5
                                                                       -------------  -------------  --------------  -------------
     Total foreign securities                                               628.2            31.3             6.5          653.0
                                                                       -------------  -------------  --------------  -------------
     Mortgage-backed securities                                             790.0             6.0             4.6          791.4
     Other assets-backed securities                                         487.1             5.5             3.7          488.9
                                                                       -------------  -------------  --------------  -------------
     Total fixed maturities                                            $  5,047.0     $     207.3    $       31.0    $   5,223.3
                                                                       =============  =============  ==============  =============

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Fixed maturities available for sale as of December 31 were as follows:


                                                                                          Gross          Gross
                                                                         Amortized      Unrealized     Unrealized        Fair
                                                                            Cost          Gains          Losses          Value
                                                                       -------------  -------------  --------------  -------------
     2002

     (Millions)

     U.S. government and government
       agencies and authorities                                        $    207.3     $       2.3    $        0.1    $     209.5

     U.S. corporate securities:
       Public utilities                                                     335.7            15.5             1.9          349.3
       Other corporate securities                                         2,739.5           163.2             6.4        2,896.4
                                                                       -------------  -------------  --------------  -------------
     Total U.S. corporate securities                                      3,075.2           178.7             8.3        3,245.7
                                                                       -------------  -------------  --------------  -------------

     Foreign securities:
       Government                                                            64.8             2.9               -           67.7
       Other                                                                436.3            27.7             2.6          461.3
                                                                       -------------  -------------  --------------  -------------
     Total foreign securities                                               501.1            30.6             2.6          529.0
                                                                       -------------  -------------  --------------  -------------
     Mortgage-backed securities                                             641.7            12.0             0.2          653.5

     Other assets-backed securities                                         294.8             7.0             3.1          298.7
                                                                       -------------  -------------  --------------  -------------
     Total fixed maturities                                            $  4,720.1     $     230.6    $       14.3    $   4,936.4
                                                                       =============  =============  ==============  =============

     At December 31, 2003 and 2002, net unrealized appreciation is $176.3 million and $216.3 million, respectively, on available-for-sale fixed maturities.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:


                                                                                   Unrealized         Fair
                                                                                      Loss            Value
                                                                                  ------------     -----------
     (Millions)

     Duration category:
       Less than six months below cost                                            $      9.3       $    675.3
       More than six months and less than twelve months below cost                      20.4            679.7
       More than twelve months below cost                                                1.3              7.9
                                                                                  ------------     -----------
     Fixed maturities                                                             $     31.0       $  1,362.9
                                                                                  ============     ===========

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Of the losses more than 6 months and less than 12 months in duration of $20.4 million, there were $9.1 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $11.3 million as of December 31, 2003 included the following significant items:

          $3.6 million of unrealized losses related to securities reviewed for impairment under the guidance prescribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $195.1 million.

          $6.3 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $125.7 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that the Company expects the debt to be serviced in accordance with the contractual terms.

          The remaining unrealized losses totaling $1.4 million relate to a carrying amount of $61.9 million.

     Of the losses more than 12 months in duration of $1.3 million, there were $0.6 million related to securities reviewed for impairment under the guidance prescribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $4.0 million.

     The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                                                   Amortized          Fair
                                                                                      Cost            Value
                                                                                  ------------     -----------
     (Millions)

     Due to mature:
       One year or less                                                           $      30.6      $     31.0
       After one year through five years                                                880.9           921.1
       After five years through ten years                                             1,866.6         1,962.7
       After ten years                                                                  666.4           686.2
       Mortgage-backed securities                                                     1,115.4         1,133.3
       Other asset-backed securities                                                    487.1           489.0
                                                                                  ------------     -----------
     Fixed maturities                                                             $   5,047.0      $  5,223.3
                                                                                  ============     ===========

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     At December 31, 2003 and 2002, fixed maturities with fair values of $2.9 million and $7.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003.

     Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $120.1 and $40.0 million at December 31, 2003 and 2002, respectively.

     The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

     During 2003, the Company determined that five fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $5.7 million to reduce the carrying value of the fixed maturities to their fair value of $4.2 million. During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.7 million.


3.   Financial Instruments

     Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments". FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument. FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Fixed maturities securities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     Equity securities: Fair values of these securities are based upon quoted market value.

     Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Cash, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

     Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

     Surplus notes: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

     Investment contract liabilities (included in future policy benefits and claims' reserves):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Without a fixed maturity: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:



                                                                           2003                            2002
                                                                --------------------------      --------------------------
                                                                 Carrying          Fair          Carrying          Fair
                                                                   Value           Value           Value           Value
                                                                ----------       ---------      ----------       ---------
      (Millions)

      Assets:
        Fixed maturity                                          $ 5,223.3        $ 5,223.3      $ 4,936.4        $ 4,936.4
        Equity securities                                             5.6              5.6           19.0             19.0
        Mortgage loans on real estate                               847.6            878.1          482.4            522.2
        Policy loans                                                 17.5             17.5           16.0             16.0
        Cash and short-term investments                              35.6             35.6          150.7            150.7
        Assets held in separate accounts                         17,112.6         17,112.6       11,029.3         11,029.3

      Liabilities:
        Surplus notes                                               170.0            267.7          170.0            260.0
        Investment contract liabilities:
          Deferred annuities                                      5,180.2          4,872.0        5,128.0          4,802.9
          Supplementary contracts and
            immediate annuities                                      12.9             12.9            8.0              8.0
          Liabilities related to separate account                17,112.6         17,112.6       11,029.3         11,029.3


     Fair  value  estimates  are made at a  specific  point  in  time,  based on available market information and judgment about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

    Derivative Financial Instruments

     Interest Rate Swaps

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio as well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $250.0 million, $22.8 million and $22.8 million, respectively. The Company did not have interest rate swaps at December 31, 2002.


4.   Net Investment Income

     Sources of net investment income were as follows:


                                                               Year ended          Year ended          Year ended
                                                              December 31,        December 31,        December 31,
                                                                  2003                2002                2001
                                                         ------------------- -------------------- -------------------
     (Millions)
     Fixed maturities                                    $           287.7   $            185.6   $            83.7
     Mortgage loans                                                   36.2                 19.6                11.2
     Policy loans                                                      0.8                  0.6                 0.8
     Short-term investments and cash equivalents                       0.7                  2.6                 2.6
     Other                                                            16.1                  0.4                 0.6
                                                         ------------------- -------------------- -------------------
     Gross investment income                                         341.5                208.8                98.9

     Less: investment expenses                                        21.2                 11.1                 4.5
                                                         ------------------- -------------------- -------------------
     Net investment                                      $           320.3   $            197.7   $            94.4
                                                         =================== ==================== ===================


5.   Dividend Restrictions and Shareholder's Equity

     The Company's ability to pay dividends to its Parent is subject to the prior approval of insurance regulatory authorities for payment of dividends, which exceed an annual limit. The Company did not pay common stock dividends during 2003, 2002 and 2001.

     The Insurance Departments of the State of Delaware and the State of Iowa (the "Department") recognize as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $7.6 million, $(303.0) million, and $(156.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $733.9 million and $424.9 million as of December 31, 2003 and 2002, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

     The Company maintains a $40.0 million revolving note facility with ING America Insurance Holdings, Inc. ("ING AIH"), a perpetual $75.0 million revolving note facility with Bank of New York and a $125.0 million revolving note facility with SunTrust Bank, which expires on July 30, 2004.


6.   Capital Gains and Losses

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:


                                                                           Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Fixed maturities                                                  $          99.7    $           4.2    $          (4.9)
     Equity securities                                                            (1.0)                 -               (1.6)
     Derivatives                                                                (134.9)                 -                  -
                                                                       -----------------  -----------------  ------------------
     Pretax realized capital gains (losses)                            $         (36.2)   $           4.2    $          (6.5)
                                                                       =================  =================  ==================
     After-tax realized capital gains (losses)                         $         (23.5)   $           2.7    $          (4.2)
                                                                       =================  =================  ==================

     Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:


                                                                           Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------
     Proceeds on sales                                                 $       5,806.4    $       6,281.7    $         880.7
     Gross gains                                                                 136.3               76.8                6.9
     Gross losses                                                                 36.6               72.6               11.8


ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:


                                                                          Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Fixed maturities                                                  $        (40.0)    $         204.0    $          18.4
     Equity securities                                                            4.2                (3.9)                 -
     DAC/VOBA                                                                   131.4              (202.8)              (8.4)
                                                                       -----------------  -----------------  ------------------
     Subtotal                                                                    95.6                (2.7)              10.0

     Increase in deferred income taxes                                           33.5                1.0                 2.1
                                                                       -----------------  -----------------  ------------------
     Net changes in accumulated other
       comprehensive income (loss)                                     $         62.1     $         (1.7)    $           7.9
                                                                       =================  =================  ==================

     Shareholder's equity included the following accumulated other comprehensive income (loss):


                                                                             As of               As of             As of
                                                                          December 31,        December 31,      December 31,
     (Millions)                                                              2003                2002              2001
                                                                       -----------------  -----------------  ------------------
     Net unrealized capital gains (losses):
       Fixed maturities                                                $         176.3    $         216.3    $           12.3
       Equity securities                                                           0.3               (3.9)                  -
       DAC/VOBA                                                                  (77.8)            (209.2)               (6.4)
                                                                       -----------------  -----------------  ------------------
     Subtotal                                                                     98.8                3.2                 5.9

     Less: deferred income taxes                                                  34.6                1.1                 2.1
                                                                       -----------------  -----------------  ------------------
     Net accumulated other comprehensive
       income                                                          $          64.2    $           2.1    $            3.8
                                                                       =================  =================  ==================



     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


                                                                          Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Unrealized holding gains (losses) arising the year(1)             $         (2.1)    $         (8.7)    $           11.1

     Less: reclassification adjustment for gains (losses)
       and other items included in net income(2)                                 64.2                7.0                 (3.2)
                                                                       -----------------  -----------------  ------------------

     Net unrealized gains (losses) on securities                       $         62.1    $          (1.7)    $            7.9
                                                                       =================  =================  ==================

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     (1) Pretax unrealized holding gains (losses) arising during the year were $(3.3) million, $(13.4) million and $17.1 million for the years ended
          December  31,   2003,   2002  and  2001,   respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $98.8 million, $10.8 million and $(4.9) million for the years ended December 31, 2003, 2002 and 2001, respectively.


7.   Severance

     In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. During the first quarter 2003, the Company performed a detail analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 252 to 228 (corrected from the 2002 Annual Report on Form 10K) and extended the date of expected completion for severance actions to June 30, 2003. Activity for the year ended December 31, 2003 within the severance liability and positions elimination related to such actions were as follows:


                                                                                     Severance
     (Millions)                                                                      Liability        Positions
                                                                                  ---------------  ---------------

     Balance at December 31, 2002                                                 $         0.8               34
       Payments                                                                            (0.8)               -
       Positions eliminated due to internal replacement jobs                                  -              (34)
                                                                                  ---------------  ---------------
     Balance at December 31, 2003                                                 $           -                -
                                                                                  ===============  ===============


8.   Income Taxes

     In 2003 and 2002, ING USA joined in the filing of a consolidated federal income tax return with its former parent, Equitable Life and other affiliates. The Company had a tax allocation agreement with Equitable Life whereby the Company was charged for taxes it would have incurred were it not a member of the consolidated group and was credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

     At December 31, 2003, the Company has net operating loss carryforwards of approximately $206.5 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2014 and 2016.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:


                                                                      Year ended         Year ended          Year ended
                                                                     December 31,       December 31,        December 31,
     (Millions)                                                          2003               2002                2001
                                                                   -----------------  -----------------   -----------------
     Current taxes (benefits):
       Federal                                                     $        (10.3)    $        (98.2)     $           0.6
                                                                   -----------------  -----------------   -----------------
         Total current taxes (benefits)                                     (10.3)             (98.2)                 0.6
                                                                   -----------------  -----------------   -----------------
     Deferred taxes (benefits):
       Operations and capital loss carryforwards                             53.3               (3.9)               (55.3)
       Other federal deferred taxes                                         (40.5)              89.6                 54.8
                                                                   -----------------  -----------------   -----------------
         Total deferred taxes (benefits)                                     12.8               85.7                 (0.5)
                                                                   -----------------  -----------------   -----------------
     Total income tax expense                                      $          2.5            $ (12.5)     $           0.1
                                                                   =================  =================   =================


     Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:



                                                                       Year ended        Year ended,         Year ended,
                                                                      December 31,       December 31,        December 31,
     (Millions)                                                           2003               2002                2001
                                                                   -----------------  -----------------   -----------------
     Income before income taxes                                    $         63.9     $        (42.2)     $         (3.9)
     Tax rate                                                                  35%                35%                 35%
                                                                   -----------------  -----------------   -----------------
     Income tax at federal statutory rate                                    22.4              (14.8)               (1.4)
     Tax effect of:
       Goodwill amortization                                                    -                  -                 1.0
       Meals and entertainment                                                0.3                0.6                 0.5
       Dividend received deduction                                          (10.8)                 -                   -
       Refinement of deferred tax balances                                   (9.5)                 -                   -
       Other                                                                  0.1                1.7                   -
                                                                   -----------------  -----------------   -----------------
     Income taxes                                                  $          2.5     $        (12.5)     $          0.1
                                                                   =================  =================   =================

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

         The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:


         (Millions)                                                                2003               2002
                                                                            -----------------  -----------------

         Deferred tax assets:
           Operations and capital loss carryforwards                        $          72.3    $        125.6
           Future policy benefits                                                      86.9             134.5
           Goodwill                                                                     9.8              11.1
           Investments                                                                  0.2               0.2
           Other                                                                       12.2                 -
                                                                            -----------------  -----------------
                  Total gross assets                                                  181.4             271.4
                                                                            -----------------  -----------------

         Deferred tax liabilities:
           Unrealized gains on investments                                            (61.9)            (74.3)
           Deferred policy acquisition cost                                          (232.6)           (254.8)
           Value of purchased insurance in force                                       (3.0)             (5.0)
           Other                                                                       (9.9)            (17.1)
                                                                            -----------------  -----------------
         Deferred tax liability before allowance                                     (307.4)           (351.2)
                                                                            -----------------  -----------------
         Valuation allowance                                                              -                 -
                                                                            -----------------  -----------------
         Net deferred income tax liability                                  $        (126.0)   $        (79.8)
                                                                            =================  =================


     The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.


9.   Benefit Plans

     Defined Benefit Plan

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earn a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $7.3 million for 2003, $3.4 million for 2002, and $1.2 million for 2001, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Defined Contribution Plan

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $2.3 million in 2003, $2.3 million in 2002, and $0.9 million in 2001, respectively.

     Other Benefit Plans

     During 2003 and 2002,  benefit  charges to the  Company  related to the ING
     Americas  Supplemental   Executive  Retirement  Plan  that  covers  certain
     employees of the Company were not significant.


10.  Related Party Transactions

     Operating Agreements

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

          Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company
          ("SLIC"). For the years ended December 31, 2003, 2002 and 2001 revenues for these services, which reduced general expenses incurred, were $4.8 million, $4.2 million and $0.3 million, respectively for SLDIC and $1.6 million, $1.0 million and $0.1 million, respectively for SLIC.

          Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2003, 2002 and 2001 commission expenses were incurred in the amounts of $253.8 million, $282.9 million and $229.7 million, respectively.

          Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

          the assets under management. For the years ended December 31, 2003, 2002 and 2001 expenses were incurred in the amounts of $20.8 million, $11.0 million and $4.4 million, respectively.

          Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2003, 2002 and 2001 expenses were incurred in the amounts of $2.4 million, $0.6 million and $0.3 million, respectively.

          Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2003, 2002 and 2001 revenue for these services was $26.0 million, $23.7 million and $23.1 million, respectively.

          Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2003, 2002 and 2001 revenues for these services, which reduced general expenses incurred, totaled $10.8 million, $9.8 million and $8.2 million, respectively for Equitable Life and $0.3 million, $0.3 million and $0.4 million, respectively for ULAIC.

          Expense sharing agreements with ING AIH for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2003 and 2002, ING USA incurred expenses of $30.2 million and $41.0 million, respectively.

          Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of ING USA's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of ING USA. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2003, 2002 and 2001.

     Reinsurance Agreements

     ING USA participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of ING USA's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

     Under this agreement, ING USA received a net reimbursement of expenses and charges of $132.5 million, $100.9 million and $224.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. This was offset by a decrease in policy acquisition costs deferred of $182.1 million, $143.5 million and $257.5 million, respectively, for the same periods. At December 31, 2003, 2002 and 2001, ING USA also had a payable to Equitable Life of $34.5 million, $7.1 million, and $22.6 million, respectively, due to the

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

     ING USA entered into a reinsurance agreement with Security Life of Denver International, Ltd. ("SLDI"), an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. In March 2003, the Company amended its reinsurance agreement with SLDI. Under this amendment, the Company terminated the reinsurance agreement for all inforce and new business and recaptured all inforce business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1 million. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6 million. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverables as of January 1, 2003 reflects adjustments on the investment of the reinsurance recoverable as of January 1, 2003 reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0 million offset by the receipt of a $24.1 million negative ceding commission. The net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

     Reciprocal Loan Agreement

     ING USA maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, ING USA and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, ING USA must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any ING USA borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ING USA incurred interest expense of $66,087, $33,000, and $26,000 for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, 2002 and 2001, ING USA did not have any borrowings or receivables from ING AIH under this agreement.

     Surplus Notes

     ING USA issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:


     (Millions)

      Surplus                                            Maturity
        Note     Amount      Affiliate                     Date             2003        2002         2001

        8.2%      50.0    *Equitable Life                12/29/2029            -         2.0          4.1
        8.0%      35.0     Security Life of Denver       12/7/2029           2.8         2.8          2.8
        7.8%      75.0     Equitable Life                9/29/2029           5.8         5.8          5.8
        7.3%      60.0     Equitable Life                12/29/2028          4.4         4.4          4.4
        8.3%      25.0    *Equitable Life                12/17/2026            -         1.0          2.1


     *Surplus notes redeemed June 28, 2002.

     Capital Transactions

     During 2003, 2002 and 2001, ING USA received capital contributions of $230.0 million, $356.3 million and $196.8 million respectively.


11.  Reinsurance

     At December 31, 2003, ING USA had reinsurance treaties with four unaffiliated reinsurers and two affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. ING USA remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     Reinsurance ceded in force for life mortality risks were $79.3 million and $90.7 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had net receivables of $13.0 million and $196.9 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2003 and 2002, respectively, these net receivables were comprised of the following: $15.0 million and $36.7 million for claims recoverable from reinsurers; $5.8 million and $6.3 million payable for reinsurance premiums; $(20.2) million and $137.2 million for reserve credits; and $21.1 million and $24.0 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $8.9 million, $50.8 million and $30.3 million and net policy benefits recoveries of $34.1 million, $49.5 million and $21.8 million for the years ended December 21, 2003, 2002 and 2001, respectively.

     ING USA participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(1.9) million, $(2.9) million and $(0.5) million for the years ended December 31, 2003, 2002 and 2001, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12.  Commitments and Contingent Liabilities

     Leases

     For the year ended December 31, 2003 and 2002 rent expense for leases was $2.6 million and $2.4 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $2.2 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $3.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $25.2 million and $77.0 million, respectively.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     Other Regulatory Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA; and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.


13.  Subsequent Event

     On January 1, 2004, Equitable Life, USG, and ULA, merged with and into the Company. Also on January 1, 2004, immediately after the merger, the Company changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA.

     The merger was accounted for based on the pooling-of-interests method. FAS 141, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under APB 16, provide a source of guidance for such transactions.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Prior to the merger date, the Merger Companies were affiliated companies of ING USA and indirect, wholly-owned subsidiaries of ING. Equitable Life was domiciled in Iowa and offered various insurance products, including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. ULA was also domiciled in Iowa and primarily offered annuity related insurance products, as well as life and health insurance that was ceded to other insurers. USG was domiciled in Oklahoma and offered various insurance products, including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance.

     A Form 8-K for ING USA describing the merger, was filed on January 4, 2004 and includes unaudited pro forma condensed consolidated financial information as of, and for the periods ended, September 30, 2003 and 2002, and December 31, 2002, 2001, and 2000. Revenue and net income for the period ended December 31, 2003, had the pooling been consummated at the date of the financial statements, is $1,509.5 million and $57.3 million, respectively (unaudited).

QUARTERLY DATA (UNAUDITED)



(Millions)

2003                                                   First             Second             Third            Fourth
----                                               ---------------   ---------------   ----------------  ----------------
Total revenue                                      $       173.1     $       150.3     $        159.8    $        130.9
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before income taxes                          (12.4)             60.3*              (1.0)             17.0
Income tax expense (benefit)                                (4.3)             19.4               (7.8)             (4.8)
                                                   ---------------   ---------------   ----------------  ----------------
Net income (loss)                                   $       (8.1)             40.9     $          6.8    $         21.8
                                                   ===============   ===============   ================  ================

(Millions)

2002                                                   First             Second             Third            Fourth
----                                               ---------------   ---------------   ----------------  ----------------
Total revenue previously reported                  $        69.4     $        89.2     $        141.4    $        109.4
    Adjustment (see Note 1)                                 12.6              12.6               11.1               5.6
                                                   ---------------   ---------------   ----------------  ----------------
Total revenue restated                                      82.0             101.8              152.5             115.0
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before income taxes                           (3.2)            (16.0)             (60.2)             37.2
Income tax expense (benefit)                                (1.0)             (5.5)             (19.2)             13.2
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before cumulative effect
    of change in accounting principle                       (2.2)            (10.5)             (41.0)             24.0
                                                   ---------------   ---------------   ----------------  ----------------
Cumulative effect of change in accounting
    principle                                             (135.3)                -                  -                 -
                                                   ---------------   ---------------   ----------------  ----------------
Net income (loss)                                   $     (137.5)    $       (10.5)    $        (41.0)   $         24.0
                                                   ===============   ===============   ================  ================


* The Amendment No. 1 on Form 10-Q/A was filed with respect to the Company's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2003, filed with the Securities and Exchange Commission on August 12, 2003. The amendment No. 1 reflected an adjustment to the Company's net income for the six months ended June 30, 2003 and did not impact results for the three months ended June 30, 2003. The adjustment for the six months ended June 30, 2003 related to a transposition error in the line item "Policy acquisition costs deferred," with a corresponding tax effect in the line item "Income tax expense (Benefit)" in Part 1, Item I, Condensed Consolidated Statements of Income. Consequently, Part I, Item 2, Management's Narrative Analysis of the Results of Operations and Financial Condition, was updated to reflect these adjustments. Additionally, in accordance with Regulation S-X, the Certifications required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 were attached as exhibits to the 10-Q/A in Part II, Item 6, Exhibits and Reports on Form 8-K. The Amendment No. 1 did not contain updates to reflect any events occurring after the original August 12, 2003 filing of the Company's Form 10-Q for the quarterly period ended June 30, 2003. All information contained in the Amendment No. 1 was subject to updating and supplementing as provided in the Company's reports filed with the Securities and Exchange Commission, as may be amended, for periods subsequent to the date of the original filing of the Form 10-Q for the quarterly period ended June 30, 2003.

Financial Statements and Exhibits

(a)  Financial Statements of Businesses Acquired

     Included are the financial statements of ELIC (the survivor to the merger with Ameribest Life Insurance Company, an affiliate, on January 1, 2003), USG, and ULA, prepared in conformity with statutory accounting principles ("SAP") (financial statements for these entities were not historically prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")). These statements include audited statutory basis financial statements for the years ended December 31, 2003 and 2002.

     See (c) Exhibits for financial statements.

(b) Pro Forma Financial Information in Accordance with Accounting Principles Generally Accepted in the United States of America

     Unaudited Pro Forma Condensed Consolidated Balance Sheet as of December 31, 2003

     Unaudited Pro Forma Condensed Consolidated Statements of Income for the Years Ended December 31, 2003, 2002 and 2001.

     Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements as of December 31, 2003, and for the periods ended December 31, 2003, 2002 and 2001.

     The following unaudited pro forma condensed consolidated financial information is based on the historical financial statements of ING USA, ELIC, USG, and ULA, and has been prepared to illustrate the effects of the merger of ELIC, USG, and ULA, with and into Golden. The unaudited pro forma condensed consolidated financial information is presented for illustration purposes only, and is not necessarily indicative of the operating results or financial position that would have occurred if the merger had been consummated, nor is it necessarily indicative of future operating results or financial position of the consolidated company.

Unaudited Pro Forma Condensed Consolidated Balance Sheet as of December 31, 2003
--------------------------------------------------------------------------------

                                                                                              Pro Forma       Pro Forma
(Millions)                                   ING USA        ELIC         USG         ULA     Adjustments    Consolidated
                                          -------------------------------------------------------------------------------

Assets
Investments:
   Fixed maturities, available for
     sale, at fair value                  $  5,223.3     $  3,873.7   $  6,406.5   $   594.4   $       -       $16,097.9
   Equity securities, at fair value:
     Common stock                                5.6            18.1           -           -           -            23.7
     Preferred stock                               -             0.4         1.3           -           -             1.7
     Investment in mutual funds                    -            94.9           -           -           -            94.9
     Investment in subsidiaries                    -         1,799.0           -           -    (1,799.0)(1)           -
   Mortgage loans on real estate               847.6         1,027.2     1,477.0        36.8           -         3,388.6
   Real estate                                     -             1.8         2.7           -           -             4.5
   Policy loans                                 17.5           126.5        32.2         0.9           -           177.1
   Short-term investments                       17.7               -         0.3           -           -            18.0
   Other investments                               -           237.9       (72.3)        7.7      (135.0)(2)        38.3
                                          -------------------------------------------------------------------------------

Total investments                            6,111.7         7,179.5     7,847.7       639.8    (1,934.0)       19,844.7

Cash and cash equivalents                       17.9            32.3        34.0         3.7           -            87.9
Accrued investment income                       65.4            44.1        68.6         7.6           -           185.7
Reinsurance recoverable                         13.0             2.1         0.3           -           -            15.4
Receivable for securities sold                  10.2             0.1         0.3           -           -            10.6
Deferred policy acquisition costs              835.3           825.1       162.9         3.4           -         1,826.7
Value of business acquired                       8.5            64.3        34.4         4.3           -           111.5
Due from affiliates                              4.2               -           -           -           -             4.2
Other assets                                    14.7             8.0        (2.4)        0.9           -            21.2
Assets held in separate accounts            17,112.6         1,044.4           -        63.2           -        18,220.2
                                          -------------------------------------------------------------------------------
Total assets                              $ 24,193.5      $  9,199.9   $ 8,145.8   $   722.9   $(1,934.0)     $ 40,328.1
                                          ===============================================================================

Liabilities and Shareholder's Equity
Policy liabilities and accruals:
   Future policy benefits and claims
     reserves                             $  5,277.3      $  5,644.7   $ 7,298.2   $   560.8   $       -      $ 18,781.0
Notes to affiliates                            170.0               -           -           -      (135.0)(2)        35.0
Due to affiliates                                  -           (54.4)        0.2         1.4           -           (52.8)
Payables for securities purchased                  -               -           -           -           -               -
Borrowed money                                 120.1           177.0       309.8           -           -           606.9
Current income taxes                             3.9            18.4        (2.3)       (0.6)          -            19.4
Deferred income taxes                          126.0           (54.8)       10.6        (2.8)          -            79.0
Other liabilities                               31.0            94.4        82.9         1.8           -           210.1
Liabilities related to separate
  accounts                                  17,112.6         1,044.4           -        63.2           -        18,220.2
                                          -------------------------------------------------------------------------------
Total liabilities                           22,840.9         6,869.7     7,699.4       623.8      (135.0)       37,898.8
                                          -------------------------------------------------------------------------------
Shareholder's equity
   Common stock                                  2.5             5.0         2.5         8.4       (15.9)(1)(3)      2.5
   Additional paid-in capital                1,358.4         3,600.3     1,468.2       188.7    (2,815.7)(1)(3)  3,799.9
   Accumulated other comprehensive income       64.2           138.6        48.2         5.4      (112.4)(1)       144.0
   Retained deficit                            (72.5)       (1,413.7)   (1,072.5)     (103.4)    1,145.0 (1)    (1,517.1)
                                          -------------------------------------------------------------------------------
Total shareholder's equity                   1,352.6         2,330.2       446.4        99.1    (1,799.0)        2,429.3
                                          -------------------------------------------------------------------------------
Total liabilities and shareholder's
  equity                                  $ 24,193.5      $  9,199.9   $ 8,145.8     $ 722.9   $(1,934.0)     $ 40,328.1
                                          ===============================================================================

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2003
--------------------------------------------------------------------------------


                                                                                                      Pro Forma        Pro Forma
(Millions)                                  ING USA         ELIC           USG            ULA        Adjustments     Consolidated
                                         -------------- ------------- -------------- -------------- --------------   --------------

Revenue:
   Premiums                               $       -      $     26.7    $       0.8    $        -      $        -      $     27.5
   Fee income                                 330.2            47.8           16.0           2.2               -           396.2
   Net investment income                      320.3           314.3          452.5          34.0           (10.2)(2)     1,110.9
   Net realized capital gains (losses)        (36.2)           (0.5)          (3.7)         11.0               -           (29.4)
   Other income (loss)                         (0.2)            4.5           (1.1)          0.6               -             3.8
                                         -------------- ------------- -------------- -------------- --------------   --------------
Total revenue                                 614.1           392.8          464.5          47.8           (10.2)        1,509.0
                                         -------------- ------------- -------------- -------------- --------------   --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders              320.1           306.6          370.7          23.7               -         1,021.1
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                       123.8            58.2           37.6           3.3               -           222.9
       Commissions                            250.3            37.2           48.1           0.5               -           336.1
       Policy acquisition costs deferred     (210.8)         (219.5)         (61.4)         (0.4)              -          (492.1)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                        184.7            99.4           57.8           6.1               -           348.0
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                            (131.6)          132.5              -             -               -             0.9
     Interest expense                          13.7             6.5            5.7             -           (10.2)(2)        15.7
                                         -------------- ------------- -------------- -------------- --------------   --------------
Total benefits, losses and expenses           550.2           420.9          458.5          33.2           (10.2)        1,452.6
                                         -------------- ------------- -------------- -------------- --------------   --------------
Income (loss) before income taxes              63.9           (28.1)           6.0          14.6               -            56.4
Income tax expense (benefit)                    2.5           (10.5)           2.1           5.1               -            (0.8)
Equity in subsidiaries                            -            65.3              -             -           (65.3)(4)           -
                                         -------------- ------------- -------------- -------------- --------------   --------------
Net income (loss)                         $    61.4       $    47.7     $      3.9     $     9.5      $    (65.3)     $     57.2
                                         ============== ============= ============== ============== ==============   ==============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2002
--------------------------------------------------------------------------------


                                                                                                  Pro Forma        Pro Forma
(Millions)                                  ING USA        ELIC          USG          ULA        Adjustments     Consolidated
                                          ------------ ------------- ------------ ------------  --------------   --------------

Revenue:
   Premiums                               $        -    $     30.2    $     1.1    $      -      $       -         $      31.3
   Fee income                                  204.0          54.0         20.0         3.7              -               281.7
   Net investment income                       197.7         249.7        416.6        44.1          (12.2)(2)           895.9
   Net realized capital gains (losses)           4.2         (43.7)       (65.7)        2.1              -              (103.1)
   Other income (loss)                           3.5          10.3          2.4         0.1              -                16.3
                                          ------------ ------------- ------------ ------------  --------------   --------------
Total revenue                                  409.4         300.5        374.4        50.0          (12.2)            1,122.1
                                          ------------ ------------- ------------ ------------  --------------   --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders               276.5         246.0        370.5        26.8              -               919.8
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                        139.7          46.5         33.0         1.0              -               220.2
       Commissions                             288.7          41.5         71.7         0.6              -               402.5
       Policy acquisition costs deferred      (292.2)       (186.6)       (80.2)          -              -              (559.0)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                         127.8         126.0         44.5         3.8              -               302.1
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                             (104.9)        100.9            -           -              -                (4.0)
      Interest expense                          16.0           6.9          6.1           -          (12.2)(2)            16.8
                                          ------------ ------------- ------------ ------------  --------------   --------------
Total benefits, losses and expenses            451.6         381.2        445.6        32.2          (12.2)            1,298.4
                                          ------------ ------------- ------------ ------------  --------------   --------------

Income (loss) before income taxes              (42.2)        (80.7)       (71.2)       17.8              -              (176.3)
Income tax expense (benefit)                   (12.5)        (29.0)       (24.9)        6.2              -               (60.2)
Equity in subsidiaries                             -         (76.0)           -           -           76.0(4)                -
                                          ------------ ------------- ------------ ------------  --------------   --------------

Income (loss) before cumulative effect
    of change in accounting principle      $   (29.7)    $  (127.7)    $  (46.3)    $  11.6       $   76.0        $     (116.1)
                                          ============ ============= ============ ============  ==============   ==============


Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2001
--------------------------------------------------------------------------------


                                                                                                     Pro Forma       Pro Forma
(Millions)                                 ING USA         ELIC           USG            ULA        Adjustments    Consolidated
                                        -------------- -------------- ------------- -------------- --------------  --------------

Revenue:
   Premiums                             $        -      $     33.2     $      1.1     $      -       $      -       $     34.3
   Fee income                                188.9            56.7           23.9          4.8              -            274.3
   Net investment income                      94.4           234.7          481.0         54.1          (14.3)(2)        849.9
   Net realized capital gains (losses)        (6.5)          (32.7)         (55.5)         1.3              -            (93.4)
   Other income (loss)                           -             9.4            1.4            -              -             10.8
                                        -------------- -------------- ------------- -------------- --------------  --------------
Total revenue                                276.8           301.3          451.9         60.2          (14.3)         1,075.9
                                        -------------- -------------- ------------- -------------- --------------  --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders             209.0           179.2          356.1         38.9              -            783.2
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                      119.9            94.7           23.3          3.3              -            241.2
       Commissions                           232.4            51.0           35.4          0.7              -            319.5
       Policy acquisition costs
         deferred                           (128.2)         (312.6)         (47.1)        (0.6)             -           (488.5)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                        49.6            55.6           65.3          4.4              -            174.9
   Goodwill                                    4.2            13.0           19.1          1.1              -             37.4
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                           (225.6)          224.6              -            -              -             (1.0)
     Interest expense                         19.4             7.3           10.8          0.3          (14.3)(2)         23.5
                                        -------------- -------------- ------------- -------------- --------------  --------------
Total benefits, losses and expenses          280.7           312.8          462.9         48.1          (14.3)         1,090.2
                                        -------------- -------------- ------------- -------------- --------------  --------------
Income (loss) before income taxes             (3.9)          (11.5)         (11.0)        12.1              -            (14.3)
Income tax expense (benefit)                   0.1             0.5            2.8          4.6              -              8.0
Equity in subsidiaries                           -           (17.8)             -            -           17.8(4)             -
                                        -------------- -------------- ------------- -------------- --------------  --------------
Net income (loss)                       $     (4.0)     $    (29.8)    $    (13.8)  $      7.5       $   17.8       $    (22.3)
                                        ============== ============== ============= ============== ==============  ==============

1.   Pro Forma Consolidation

     Statement of Financial Accounting Standards No. 141, Business Combinations ("FAS 141"), excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board Opinion No. 16, Business Combinations ("APB 16"), provide a source of guidance for such transactions. In accordance with APB 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16 in order to present the condensed financial position and results of operations of ING USA Annuity and Life Insurance Company ("ING USA"), Equitable Life Insurance Company of Iowa ("ELIC"), United Life & Annuity Insurance Company ("ULA"), and USG Annuity & Life Company ("USG"), as if the entities had previously been combined. The unaudited pro forma condensed consolidated balance sheet and income statements give effect to the consolidation transaction as if it had occurred on December 31, 2003 and January 1, 2000, respectively.

     Following is a description of the pro forma adjustments that have been made to the financial statements. All pro forma adjustments are elimination entries related to intercompany transactions between the entities, as required by accounting principles generally accepted in the United States of America. There were no other pro forma adjustments.

     (1) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC investment in ING USA and USG subsidiaries.

     (2) Prior to the merger, ING USA had an outstanding surplus note payable to ELIC. The pro forma adjustment eliminates the surplus note and related interest between ING USA and ELIC.

     (3) All of the shares of capital stock of ELIC, USG, and ULA, will be canceled and retired, and ceased to exist, as of the merger with ING USA.

     (4) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC equity in ING USA and USG income.

2.   Accounting for Goodwill and Intangible Assets

     The cumulative effect of change in accounting principle for the unaudited pro forma condensed consolidated income statements for the year ended December 31, 2002, reflects the adoption of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, ("FAS 142"). During 2002, ING USA and the Merger Companies adopted FAS 142.

     The adoption of this standard resulted in an impairment loss of $1,298.5 million in 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization, and is recorded as a change in accounting principle for year ended December 31, 2002.

     Effective January 1, 2002, ING USA and the Merger Companies applied the non-amortization provision (net of tax) of the new standard, which resulted in an increase in net income of $37.0 million for the twelve months ended December 31, 2002. Had ING USA and the Merger Companies been accounting for goodwill under FAS 142 for all periods presented, the Company's net income
     (loss) would have been as follows:


                                                                                  Year ended
                                                                                  December 31,
        (Millions)                                                                   2001
                                                                                --------------

        Pro forma consolidated net income (loss)                                $       (22.3)
        Add back goodwill amortization, net of tax                                       37.0
                                                                                --------------
        Adjusted pro forma consolidated net income                              $        14.7
                                                                                ==============


3.   Statutory Merger

     On January 1, 2003, Ameribest Life Insurance Company ("AMB"), an affiliated life insurance company domiciled in Georgia, was merged with ELIC.

     As FAS 141 excludes transfers of net assets or exchanges of shares between entities under common control, the merger was based on certain provisions under APB 16, which provide a source of guidance for such transactions.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16, in order to present the condensed results of operations of ELIC and AMB as if the entities had previously been combined. The pro forma condensed consolidated income statements give effect to the consolidation transaction as if it had occurred on January 1, 2001.

(c)    Exhibits

       Reference
       Number         Page       Exhibit Description

       99.1           1-40       Audited  statutory  basis  financial
                                 statements for the years ended December 31, 2003 and 2002, for Equitable Life Insurance
                                 Company of Iowa, including Report of
                                 Independent Auditors.

       99.2           1-27       Audited  statutory  basis  financial
                                 statements for the year ended December 31, 2002, for Ameribest Life Insurance Company, including Report of Independent Auditors.

       99.3           1-33       Audited statutory basis financial  statements
                                 for the years ended December 31, 2003 and 2002, for USG Annuity & Life Company, including
                                 Report of Independent Auditors.

       99.4           1-32       Audited  statutory  basis  financial
                                 statements for the years ended December 31, 2003 and 2002, for United Life & Annuity
                                 Insurance Company, including Report of
                                 Independent Auditors.

                                                                    Exhibit 99.1



                         Report of Independent Auditors

Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of Equitable Life Insurance Company of Iowa ("the Company" which, effective January 1, 2004, merged with an affiliate ING USA Annuity and Life Insurance Company, an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Iowa Division of Regulatory Agencies of the State of Iowa, Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division.



                                                               /s/ Ernst & Young


March 22, 2004

                    Equitable Life Insurance Company of Iowa
                        Balance Sheets - Statutory Basis


                                                                                            December 31
                                                                                     2003                 2002
                                                                                -----------------------------------
                                                                                           (In Thousands)
Admitted assets
Cash and invested assets:
  Bonds                                                                          $ 3,758,375          $ 3,207,349
  Preferred stocks                                                                       441                  441
  Common stocks                                                                      112,959              120,285
  Subsidiaries                                                                     1,073,826              811,079
  Mortgage loans                                                                   1,024,031              864,597
  Real estate, less accumulated depreciation (2003-$0;
    2002-$339)                                                                         1,800                3,651
  Contract loans                                                                     126,488              130,790
  Other invested assets                                                              247,753              180,120
  Cash and short-term investments                                                    136,325               28,002
                                                                                -----------------------------------
Total cash and invested assets                                                     6,481,998            5,346,314
Deferred and uncollected premiums, less loading (2003- $801,
  2002- $785)                                                                         63,386               64,607
Accrued investment income                                                             44,056               47,007
Reinsurance balances recoverable                                                       1,805                  785
Data processing equipment, less accumulated depreciation
  (2003-$6,791; 2002-$5,459)                                                              58                  186
Indebtedness from related parties                                                      5,015              108,320
Federal income tax recoverable (including $20,472 and $571 net
  deferred tax assets at December 31, 2003 and 2002, respectively)                    20,472               53,912
Separate account assets                                                            1,044,925              959,377
Other assets                                                                         442,871              303,168
                                                                                -----------------------------------
Total admitted assets                                                            $ 8,104,586          $ 6,883,676
                                                                                ===================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                        Balance Sheets - Statutory Basis

                                                                                          December 31
                                                                                      2003             2002
                                                                                ----------------------------------
                                                                                          (In Thousands,
                                                                                      except share amounts)
Liabilities and capital surplus
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                                                    $ 4,818,747        $ 4,294,323
    Deposit type contracts                                                           620,717            190,201
    Policyholders' funds                                                                 252                310
    Dividends payable                                                                 16,905             23,795
    Unpaid claims                                                                      1,195              2,227
                                                                                ----------------------------------
  Total policy and contract liabilities                                            5,457,816          4,510,856
  Accounts payable and accrued expenses                                               36,740             31,714
  Indebtedness to related parties                                                    133,258             66,265
  Asset valuation reserve                                                             38,410             26,123
  Interest maintenance reserve                                                        29,987             15,472
  Federal income taxes payable                                                        18,417                  -
  Borrowed money, net                                                                176,983            148,996
  Other liabilities                                                                  (13,244)           (19,337)
  Separate account liabilities                                                     1,044,925            959,377
                                                                                ----------------------------------
Total liabilities                                                                  6,923,292          5,739,466
Capital and surplus:
   Common stock: $1.00 par value; authorized 7,500,000 shares,
     issued and outstanding 5,000,300 shares                                           5,000              5,000
   Paid in and contributed surplus                                                 1,236,632          1,236,632
   Unassigned deficit                                                                (60,338)           (97,422)
                                                                                ----------------------------------
Total capital and surplus                                                          1,181,294          1,144,210
                                                                                ----------------------------------
Total liabilities and capital and surplus                                        $ 8,104,586        $ 6,883,676
                                                                                ==================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis


                                                                                     Year ended December 31
                                                                                     2003              2002
                                                                                ----------------------------------
                                                                                         (In Thousands)
Premiums and other revenues:
   Life, annuity, and accident and health premiums                               $ 2,133,311         $ 1,839,818
   Policy proceeds and dividends left on deposit                                       2,026               1,840
   Net investment income                                                             307,296             247,193
   Amortization of interest maintenance reserve                                       (2,855)             (1,930)
   Commissions, expenses paid and other miscellaneous expenses                            86                 179
   Other income                                                                       17,534              23,058
                                                                                ----------------------------------
Total premiums and other revenues                                                  2,457,398           2,110,158
Benefits paid or provided:
  Death benefits                                                                      41,587              44,630
  Annuity benefits                                                                   114,717             124,590
   Surrender benefits                                                                683,949             692,942
   Interest on policy or contract funds                                               10,524               5,440
   Other benefits                                                                      6,398               7,943
   Increase in life, annuity, and accident and health reserves                     1,433,202           1,201,144
   Net transfers from separate accounts                                             (121,443)           (135,686)
                                                                                ----------------------------------
Total benefits paid or provided                                                    2,168,934           1,941,003
Insurance expenses:
  Commissions                                                                        206,214             158,533
  General expenses                                                                    54,442              44,751
  Insurance taxes, licenses and fees, excluding federal income taxes                   2,581               3,824
  Other deductions                                                                     2,281                 756
                                                                                ----------------------------------
Total insurance expenses                                                             265,518             207,864
                                                                                ----------------------------------
Gain (loss) from operations before policyholder dividends, federal
  income taxes and net realized capital gains (losses)                                22,946             (38,709)
Dividends to policyholders                                                            13,683              23,406
                                                                                ----------------------------------
Gain (loss) from operations before federal income taxes and net realized
   capital gains (losses)                                                              9,263             (62,115)
Federal income taxes                                                                  26,865              37,810
                                                                                ----------------------------------
Loss from operations before net realized capital gains (losses)                      (17,602)            (99,925)
Net realized capital gains (losses) net of income tax expense (benefit)
   2003 - $(9,263) and 2002 - $(10,546); and excluding net transfers to the
   interest maintenance reserve 2003 - $11,660 and 2002 - $3,157                       2,597             (22,521)
                                                                                ----------------------------------
Net loss                                                                         $   (15,005)        $  (122,446)
                                                                                ==================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
         Statements of Changes in Capital and Surplus - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
Common stock:
  Balance at beginning and end of year                                          $     5,000          $     5,000
                                                                                -------------        -------------
Paid-in and contributed surplus:
   Balance at beginning of year                                                   1,236,632              721,632
   Capital contributions                                                                  -              515,000
                                                                                -------------        -------------
   Balance at end of year                                                         1,236,632            1,236,632
                                                                                -------------        -------------
Unassigned deficit:
   Balance at beginning of year                                                     (97,422)             329,096
   Net loss                                                                         (15,005)            (122,446)
   Change in net unrealized capital gains or losses                                  40,085             (307,450)
   Change in nonadmitted assets                                                       7,194              (58,896)
   Change in asset valuation reserve                                                (12,287)                 670
   Change in net deferred income tax                                                 17,097               61,604
                                                                                -------------        -------------
   Balance at end of year                                                           (60,338)             (97,422)
                                                                                -------------        -------------
Total capital and surplus                                                       $ 1,181,294          $ 1,144,210
                                                                                =============        =============


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                   Statements of Cash Flows - Statutory Basis


                                                                                        Year ended December 31
                                                                                     2003                2002
                                                                                -------------       ---------------
                                                                                          (In Thousands)
Operations
Premiums, policy proceeds, and other
  considerations received, net of reinsurance paid                              $  2,134,739        $    1,780,915
Net investment income received                                                       375,667               293,438
Commissions, expenses paid and miscellaneous expenses                             (1,130,672)              (920,278)
Benefits paid                                                                       (990,503)             (875,116)
Net transfers from separate accounts                                                 125,168               148,848
Dividends paid to policyholders                                                      (20,097)              (23,568)
Federal income taxes received (paid)                                                  54,155               (47,836)
Other revenues                                                                        19,771                24,690
                                                                                -------------       ---------------
Net cash provided by operations                                                      568,228               381,093

Investment activities
Proceeds from sales, maturities, or repayments of investments:
  Bonds                                                                            4,136,759             3,714,591
  Preferred and common stocks                                                         28,835                   357
  Mortgage loans                                                                     164,802               103,567
  Real estate                                                                          1,550                 2,241
  Other invested assets                                                                  970                51,647
  Net (losses) gains on cash and short term investments                                 (312)                    3
  Miscellaneous proceeds                                                                 139                84,645
                                                                                -------------        --------------
Net proceeds from sales, maturities, or repayments of investments                  4,332,743             3,957,051

Cost of investments acquired:
  Bonds                                                                            4,739,924             4,117,843
  Preferred and common stocks                                                        246,024               556,492
  Mortgage loans                                                                     324,206               121,122
  Other invested assets                                                                  509                   844
  Miscellaneous applications                                                          71,432               106,949
                                                                                -------------        --------------
Total cost of investments acquired                                                 5,382,095             4,903,250
Net change in contract loans                                                           4,302                 9,638
                                                                                -------------        --------------
Net cash used in investment activities                                            (1,045,050)             (936,561)

Financing and miscellaneous activities
Cash provided:
  Capital and surplus paid-in                                                              -               506,300
  Borrowed money                                                                      27,987                13,008
  Net deposits on deposit-type contract funds                                        412,265                21,616
  Other uses                                                                         144,893               (42,858)
                                                                                -------------        --------------
Net cash provided by financing and miscellaneous activities                          585,145               498,066
                                                                                -------------        --------------
Net change in cash and short-term investments                                        108,323               (57,402)
Cash and short-term investments:
   Beginning of year                                                                  28,002                85,404
                                                                                -------------        --------------
   End of year                                                                  $    136,325         $      28,002
                                                                                =============        ==============


   The accompanying notes are an integral part of these financial statements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     Equitable Life Insurance Company of Iowa (the Company) is domiciled in Iowa and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc., which is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc.

     The Company  offers  various  insurance  products  including  deferred  and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals. The Company is presently licensed in 49 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     On December 12, 2002, the Board of Directors of the Company approved a plan of merger with an affiliate of the Company, Ameribest Life Insurance Company, a Georgia domiciled company, effective January 1, 2003. The Company was the surviving corporation of the transaction. The 1,666,666.67 issued and outstanding shares of Ameribest Life Insurance Company were retired and canceled upon the effective time and date of the merger. The Georgia Department of Insurance approved the merger on December 18, 2002 and the Iowa Department of Insurance approved the merger on December 27, 2002, with the effective date of the merger being January 1, 2003. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net loss and other capital and surplus adjustments for the twelve months ended December 31, 2002, were $2,082,573,000, $(119,795,000) and
     $210,415,000 respectively for the Company and $27,585,000, $(2,651,000) and
     $513,000 respectively for Ameribest.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the State of Iowa (Iowa Insurance Division), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------
     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

     Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

     SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Iowa Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value. Nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          The Company uses derivatives such as interest rate swaps, caps and floors and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost with the exception of the S&P Options. The S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from the S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

          The Company's insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

          Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership agreements, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

          Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest rate method.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 10%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the State of Iowa is $239,161,000 at December 31, 2003. The amount of reserves for policies on which gross premiums are less than the net premiums deficiency reserves is $1,514,000 at December 31, 2003.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Data Processing Equipment

     Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful lives of the assets.

     Participating Insurance

     Participating business approximates less than 12% of the Company's ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $13,683,000 and $23,406,000 were incurred 2003 and 2002, respectively.

     Pension Plans

     The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:


                                                                                             December 31
                                                                                     2003                   2002
                                                                                ----------------      ---------------
                                                                                           (In Thousands)

     Deferred federal income taxes                                              $     154,178         $     160,490
     Agents' debt balances                                                                376                   267
     Furniture and equipment                                                            2,668                 4,337
     Leasehold improvements                                                               902                 1,033
     Deferred and uncollected premium                                                     145                   426
     Commuted commission                                                                  829                 1,108
     Suspense debts                                                                     4,264                 3,586
     Other                                                                                922                   231
                                                                                ----------------      ---------------
     Total nonadmitted assets                                                   $     164,284         $     171,478
                                                                                ================      ===============


     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $665,500,000 and repaid $698,900,000 in 2003, and borrowed $1,267,535,000 and repaid $1,267,535,000 in 2002. These borrowings were on a short-term basis at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $61,876 and $206,000 during 2003 and 2002, respectively.

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Iowa. The Iowa State Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency in under the Iowa Insurance Laws. NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Division of Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                                               Gross       Gross
                                                                                 Amortized   Unrealized  Unrealized     Fair
                                                                                   Cost         Gains      Losses       Value
                                                                                -----------  ----------  -----------  ----------
                                                                                                  (In Thousands)

     At December 31, 2003:
     U.S. Treasury securities                                                   $   63,442   $      746  $       41   $   64,147
       obligations of U.S. government
       corporations and agencies
     States, municipalities,
       and political subdivisions                                                   15,248           12       1,208       14,052
     Foreign government                                                             95,347        9,942         525      104,764
     Public utilities securities                                                   358,013       18,034       2,097      373,950
     Corporate securities                                                        1,767,783       96,572      12,490    1,851,865
     Mortgage-backed securities                                                    947,342       17,669      16,982      948,029
     Commercial mortgage-backed securities                                         172,654       11,602         584      183,672
     Other structured securities                                                   339,186        5,674      11,660      333,200
                                                                                -----------  ----------  -----------  ----------
     Total fixed maturities                                                      3,759,015      160,251      45,587    3,873,679
                                                                                -----------  ----------  -----------  ----------
     Preferred stocks                                                                  441            -           -          441
     Common stocks                                                                 108,680        4,304          25      112,959
                                                                                -----------  ----------  -----------  ----------
     Total equity securities                                                       109,121        4,304          25      113,400
                                                                                -----------  ----------  -----------  ----------
     Total                                                                      $3,868,136   $  164,555  $   45,612   $3,987,079
                                                                                ===========  ==========  ===========  ==========
     December 31, 2002:
     U.S. Treasury securities and
       obligations of U.S. government
       corporations and agencies                                                $   23,522   $    1,617  $        -   $   25,139
     States, municipalities,
       and political subdivisions                                                      248           11           -          259
     Foreign government                                                            172,130       12,466       4,538      180,058
     Public utilities securities                                                   213,753       10,027       3,722      220,058
     Corporate securities                                                        1,508,444       97,591      12,406    1,593,629
     Mortgage-backed securities                                                    911,369       41,639      20,820      932,188
     Other structured securities                                                   378,523       23,113      19,667      381,969
                                                                                -----------  ----------  -----------  ----------
     Total fixed maturities                                                      3,207,989      186,464      61,153    3,333,300
                                                                                -----------  ----------  -----------  ----------
     Preferred stocks                                                                  441            -           -          441
     Common stocks                                                                 120,051          234           -      120,285
                                                                                -----------  ----------  -----------  ----------
     Total equity securities                                                       120,492          234           -      120,726
                                                                                -----------  ----------  -----------  ----------
     Total                                                                      $3,328,481   $  186,698  $   61,153   $3,454,026
                                                                                ===========  ==========  ===========  ==========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:


                                                 More than 6
                                               months and less
                           Less than 6          than 12 months      More than 12
                        months below cost         below cost       months below cost           Total
                       -------------------  -------------------  -------------------   ------------------
                                                         (In Thousands)

     Fair value         $     521,371        $     315,592        $      53,556         $    890,519
     Unrealized loss            4,839               21,102               19,646               45,587


     Of the unrealized losses more than 6 months and less than 12 months in duration of $21,102,000, there were $4,481,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $16,621,000 as of December 31, 2003 included the following significant items:

          $9,004,000 of unrealized losses related to mortgage-backed and structure securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $118,777,000.

          $4,324,000 of unrealized losses related to the energy/utility industry, for which the fair value was $75,347,000. During 2003, the energy sector recovered due to a gradually improving economic picture. Current analysis indicates the debt will be serviced in accordance with the contractual terms.

          $1,895,000 of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $1,858,000 for which the fair value was $11,796,000. Credit exposures are in the beverage industry in Italy and Great Britain.

          $1,398,000 of unrealized losses related to the telecommunications/cable/media industry, for which the fair value was $26,033,000. During 2003, the sector recovered somewhat due to a gradually improving economy. Credit exposure is primarily focused in what management believes to be the largest and most financially secure companies in the sector.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Of the unrealized losses more than 12 months in duration of $19,645,000, there were $197,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $19,448,000 as of December 31, 2003 included the following significant items:

          $17,930,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $31,213,000.

          $654,000 of unrealized losses related to the airline industry, for which the fair value was $10,725,000. During 2003, the airline industry continued to suffer from decreased passenger volumes partially offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates for which the specific collateral is represented by newer models that are expected to be retained as individual airlines reduce their fleets.

          The remaining unrealized losses totaling $864,000 relate to a fair value of $9,161,000.

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                     Amortized           Fair
                                                                                       Cost              Value
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
     December 31, 2003
     Maturity:
       Due in 1 year or less                                                    $     23,004      $      23,270
       Due after 1 year through 5 years                                              948,836            997,266
       Due after 5 years through 10 years                                            950,055            997,168
       Due after 10 years                                                            377,938            391,074
                                                                                ----------------  ----------------
                                                                                   2,299,833          2,408,778

     Mortgage-backed securities                                                      947,342           948,029
     Commercial mortgage-backed securities                                           172,654           183,672
     Other structured securities                                                     339,186           333,200
                                                                                ----------------  ----------------
     Total                                                                      $  3,759,015      $  3,873,679
                                                                                ================  ================

     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $2,434,000, were on deposit with state insurance departments to satisfy regulatory requirements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2003 and 2002 is as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Amortized cost                                                             $   3,759,015     $   3,207,989
     Less nonadmitted bonds                                                              (640)             (640)
                                                                                ----------------  ----------------
     Carrying value                                                             $   3,758,375     $   3,207,349
                                                                                ================  ================


     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $2,329,158,000 and $2,334,028,000 in 2003 and
     2002, respectively. Gross gains of $48,928,000 and $43,441,000 and gross losses of $11,521,000 and $37,946,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Equity securities - affiliated                                             $      5,349      $         35
     Equity securities - unaffiliated                                                    215                 -
     Bonds                                                                           222,611           249,688
     Mortgage loans                                                                   67,158            66,004
     Contract loans                                                                    6,464             7,840
     Real estate                                                                         367               757
     Other                                                                            26,435           (58,291)
                                                                                ----------------  ----------------
     Total investment income                                                         328,599           266,033

     Investment expenses                                                             (21,303)          (18,840)
                                                                                ----------------  ----------------
     Net investment income                                                      $    307,296      $    247,193
                                                                                ================  ================

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Investment purchase commitments                                            $     37,678      $       47,317


Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $126,983,000 and $95,972,777 at December 31, 2003 and 2002, respectively.
     The securities underlying these agreements are mortgage-backed securities with a book value of $126,317,000 and $95,936,000 and a fair value of $127,423,000 and $97,433,000 at December 31, 2003 and 2002, respectively.
     The securities have a weighted average coupon of 5.4% and have maturities ranging from December 2018 through December 2033. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2003. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2003 and 2002, the amounts outstanding on these agreements were $0 and $3,000,000, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $0 and $3,135,000 and a fair value of $0 and $3,163,000 at December 31, 2003 and 2002, respectively.

     The maximum and minimum lending rates for new long-term commercial mortgage loans during 2003 were 6.20% and 2.78%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 89.7% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due on mortgages as of December 31, 2003 and 2002 was $54,000 and $23,000, respectively.


4.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

     The Company uses S&P Options to hedge against an increase in the S&P Index. Such increase results in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in a consistent manner with the underlying reserve liabilities, both of which are carried at far value with the change in value running through the income statement. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities.

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2003 and 2002:


                                                                                 Notional    Carrying      Fair
                                                                                  Amount       Value       Value
                                                                                ----------   ----------   ---------
                                                                                           (In Thousands)

     December 31, 2003
     Interest rate contracts:
       Swaps                                                                    $  316,584   $        -   $  (9,103)
       Caps owned                                                                  595,000        1,231          10
       Options owned                                                             1,287,802      100,942     100,942
                                                                                ----------   ----------   ---------
     Total derivatives                                                          $2,199,386   $  102,173   $  91,849
                                                                                ==========   ==========   =========

     December 31, 2002
     Interest rate contracts:
       Swaps                                                                    $  266,098   $        -   $  (4,428)
       Caps owned                                                                  743,000        2,508         908
       Options owned                                                               856,438       30,325      30,325
                                                                                ----------   ----------   ---------
     Total derivatives                                                          $1,865,536   $   32,833   $  26,805
                                                                                ==========   ==========   =========


5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade corporate bonds with an aggregate book value of $244,590,000 and $215,967,000 and with an aggregate market value of $256,968,000 and $201,208,000 at December 31, 2003 and
     2002, respectively. Those holdings amounted to 6.5% of the Company's investments in bonds and 3.5% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $96,917,000 and $73,548,000 with an aggregate NAIC market value of $99,937,000 and $79,056,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 2.5% of the Company's investment in bonds and 1.4% of the Company's total admitted assets at December 31, 2003.

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (18.74%) and Texas (9.18%). The remaining commercial mortgages relate to properties located in 38 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $29,000,000.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

6.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount       Percent
                                                                                -------------  ----------
                                                                                     (In Thousands)

     December 31, 2003
     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                             $  2,005,225      34.0%
       At book value less surrender charge                                         1,270,988      21.5
        At fair value                                                              1,020,807      17.3
                                                                                -------------  ----------
     Subtotal                                                                      4,297,020      72.8

     Subject to discretionary withdrawal (without adjustment):
       At book value with minimal or no charge or adjustment                         716,305      12.1
     Not subject to discretionary withdrawal                                         885,463      15.1
                                                                                -------------  ----------
     Total annuity reserves and deposit
       fund liabilities before reinsurance                                         5,898,788     100.0%
                                                                                               ==========
     Less reinsurance ceded                                                          556,052
                                                                                -------------
     Net annuity reserves and deposit fund liabilities                          $  5,342,736
                                                                                =============
     December 31, 2002
     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                             $  1,813,570      37.2%
       At book value less surrender charge                                           864,057      17.7
       At fair value                                                               1,079,649      22.2
                                                                                -------------  ----------
     Subtotal                                                                      3,757,276      77.1

     Subject to discretionary withdrawal (without adjustment):
       At book value with minimal or no charge or adjustment                         447,961       9.2
     Not subject to discretionary withdrawal                                         669,775      13.7
                                                                                -------------  ----------
     Total annuity reserves and deposit
       fund liabilities before reinsurance                                         4,875,012     100.0%
                                                                                               ==========
     Less reinsurance ceded                                                          576,980
                                                                                -------------
     Net annuity reserves and deposit fund liabilities                          $  4,298,032
                                                                                =============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Employee Benefit Plans

     Pension Plan and Postretirement Benefits

     Effective December 31, 2001, the qualified noncontributory defined benefit retirement plans of the Company, along with certain other US subsidiaries of ING AIH, were merged into one plan, which is recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

     The Company also provides certain health care and life insurance benefits for retired employees.

     A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:


                                                          Pension Benefits          Other Benefits
                                                       -----------------------  ----------------------
                                                          2003         2002        2003        2002
                                                       ----------  -----------  ----------  ----------
                                                                        (In Thousands)
    Change in benefit obligation
     Benefit obligation at beginning of year           $  8,115    $   13,015   $  6,694    $   5,383
     Service cost                                             -           546        676          210
     Interest cost                                          540         1,008        410          400
     Contribution by plan participants                        -             -      2,048          376
     Actuarial gain (loss)                                2,103        (6,153)    (1,471)         373
     Benefits paid                                         (415)         (301)    (2,667)        (847)
     Plan amendments                                          -             -          -          799
                                                       ----------  -----------  ----------  ----------
     Benefit obligation at end of year                 $ 10,343    $    8,115   $  5,690    $   6,694
                                                       ==========  ===========  ==========  ==========

     Change in plan assets
     Fair value of plan assets at beginning of year    $      -    $        -   $      -    $       -
     Actual return on plan assets                             -             -          -            -
     Employer contribution                                  415           301        619          471
     Plan participants' contributions                         -             -      2,048          376
     Benefits paid                                         (415)         (301)    (2,667)        (847)
                                                       ----------  -----------  ----------  ----------
Fair value of plan assets at end of year               $      -    $        -   $      -    $       -
                                                       ==========  ===========  ==========  ==========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------


                                                            Pension Benefits          Other Benefits
                                                       ------------------------- ------------------------
                                                          2003         2002        2003        2002
                                                       -----------  ------------ ------------ -----------
                                                                        (In Thousands)

     Funded status                                     $ (10,343)   $ (8,115)    $ (5,690)    $ (6,694)
     Unamortized prior service credit                       (290)       (318)        (648)        (746)
     Unrecognized net (gain) or loss                      (1,276)     (3,715)      (1,917)       2,566
     Remaining net obligation                                 28          31        2,733            -
                                                       -----------  ------------ ------------ -----------
     Net amount recognized                             $ (11,881)   $(12,117)    $ (5,522)    $ (4,874)
                                                       ===========  ============ ============ ===========

     Components of net periodic benefit cost
     Service cost                                      $       -    $    546     $    676     $    210
     Interest cost                                           540       1,008          410          400
     Expected return on plan assets                            -           -            -            -
     Amortization of unrecognized transition
       obligation or transition assets                         2           2          304          304
     Amount of recognized gains and losses                  (336)        100          (25)         (42)
     Amount of prior service cost recognized                 (28)        (28)         (98)         701
     Amount of gain or loss recognized
       due to a settlement or curtailment                      -           -            -            -
                                                       ------------ ------------ ------------ -----------
     Total net periodic benefit cost                   $     178    $  1,628     $  1,267     $  1,573
                                                       ============ ============ ============ ===========

     In addition, the Company has a pension benefit obligation and an other benefit obligation for non-vested employees as of December 31, 2003 and 2002 in the amount of $623,000 and $682,000, and $3,665,000 and $2,633,000
     (OPEB obligation), respectively.

     Assumptions used in determining the accounting for the defined benefit plans and other post-retirement benefit plans as of December 31, 2003 and 2002 were as follows:


                                                              2003              2002
                                                       ----------------  -----------------
     Weighted-average discount rate                           6.25 %            6.75 %
     Rate of increase in compensation level                   3.75 %            3.75 %
     Expected long-term rate of return on assets              8.75 %            9.00 %


     The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10.0% graded to 5.0% thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $48,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $46,000.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     401(k) Plan

     The ING Savings Plan is a defined contribution plan, which is available to substantially all employees. Participants may make contributions to the plan through salary reductions up to a maximum of $12,000 for 2003 and $11,000 for 2002. Such contributions are not currently taxable to the participants. The Company matches up to 6% of pre-tax eligible pay at 100%. Company matching contributions were $569,000 and $681,000 for 2003 and 2002, respectively.


8.   Separate Accounts

     Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. All such policies are of a nonguaranteed return nature. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The general nature and characteristics of the separate accounts business follows:


                                                                                 Nonguaranteed
                                                                                   Separate
                                                                                   Accounts
                                                                                --------------
                                                                                (In Thousands)

     December 31, 2003
     Premium, consideration or deposits for year ended December 31, 2003        $    23,144
                                                                                ==============

     Reserves for accounts with assets at:
       Market value                                                             $ 1,020,807
       Amortized cost                                                                     -
                                                                                --------------
     Total reserves                                                             $ 1,020,807
                                                                                ==============
     Reserves for separate accounts by withdrawal characteristics:
       Subject to discretionary withdrawal:
         With market value adjustment                                           $         -
       At book value without market value adjustment
         less current surrender charge of 5% or more                                      -
       At market value                                                            1,020,807
       At book value without market value adjustment
         less current surrender charge of less than 5%                                    -
                                                                                --------------
     Subtotal                                                                     1,020,807

     Not subject to discretionary withdrawal                                              -
                                                                                --------------
     Total separate account reserves                                            $ 1,020,807
                                                                                ==============
     December 31, 2002
     Premium, consideration or deposits for year ended December 31, 2002        $    33,970
                                                                                ==============
     Reserves for accounts with assets at:
       Market value                                                             $   931,533
       Amortized cost                                                                     -
                                                                                --------------
     Total reserves                                                             $   931,533
                                                                                ==============
     Reserves for separate accounts by withdrawal characteristics:
       Subject to descretionary withdrawal:
         With market value adjustment                                           $         -
       At book value without market value adjustment
         less current surrender charge of 5% or more                                      -
       At market value                                                              931,533
       At book value without market value adjustment
         less current surrender charge of less than 5%                                    -
                                                                                --------------
       Subtotal                                                                     931,533
       Not subject to discretionary withdrawal                                            -
                                                                                --------------
     Total separate account reserves                                            $   931,533
                                                                                ==============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
     Transfers as reported in the Summary of Operations
      of the Separate Accounts Statement:
      Transfers to separate accounts                                            $     23,144      $       33,970
      Transfers from separate accounts                                               144,588             169,689
                                                                                ----------------  ----------------
     Net transfers from separate accounts                                           (121,444)           (135,719)

     Reconciling adjustments:
      Other transfers                                                                      1                  33
                                                                                ----------------  ----------------
Transfers as reported in the Statement of Operations                            $   (121,443)     $     (135,686)
                                                                                ================  ================


9.   Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $1,912,796,000 and $1,299,151,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:



                                                                                        December 31
                                                                                    2003           2002
                                                                                -------------  -------------
                                                                                       (In Thousands)

     Premiums                                                                   $     5,107    $     5,223
     Benefits paid or provided                                                        7,356          8,481
     Policy and contract liabilities at year end                                    585,318        604,861


     During 2003 and 2002, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Federal Income Taxes

     The Company files a consolidated federal income tax return with its subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     The components of the net deferred tax asset (liability) at December 31 are as follows:


                                                                                       December 31
                                                                                    2003          2002
                                                                                -------------  ------------
                                                                                      (In Thousands)

     Total gross deferred tax assets                                            $    180,746   $   166,200
     Total deferred tax liabilities                                                   (6,096)       (5,139)
                                                                                -------------  ------------
     Net deferred tax asset                                                          174,650       161,061
     Deferred tax asset nonadmitted                                                 (154,178)     (160,490)
                                                                                -------------  ------------
     Net admitted deferred tax asset                                            $     20,472   $       571
                                                                                =============  ============
     Decrease (increase) in nonadmitted asset                                   $      6,312   $   (63,007)
                                                                                =============  ============


     Significant components of income taxes incurred as of December 31 are:

     Current income taxes incurred consisted of the following major components:


                                                                                        December 31
                                                                                    2003           2002
                                                                                -------------  ------------
                                                                                       (In Thousands)

     Federal taxes on stand alone operations                                    $    26,865    $   (18,201)
     Federal taxes paid to affiliates under tax sharing agreement                         -         67,278
     Consolidated operations loss carryback utilized                                      -        (11,267)
                                                                                -------------  ------------
     Total taxes on operations                                                       26,865         37,810
                                                                                -------------  ------------
     Federal taxes on capital gains                                                  (9,263)        (1,301)
     Federal taxes paid to affiliates under tax sharing agreement                         -          3,896
     Consolidated operations loss carryback utilized                                      -        (12,625)
                                                                                -------------  ------------
     Total taxes on capital gains                                                    (9,263)       (10,030)
                                                                                -------------  ------------
     Total taxes incurred                                                       $    17,602    $    27,780
                                                                                =============  ============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                        December 31
                                                                                    2003             2002
                                                                                --------------  --------------
                                                                                       (In Thousands)

     Deferred tax assets resulting from book/tax differences in:
       Deferred acquisition costs                                               $    25,293     $     31,238
       Insurance reserves                                                            21,429           21,250
       Investments                                                                   18,791           19,753
       Policyholder dividends                                                         5,917            8,328
       Nonadmitted assets                                                             3,484            3,700
       Unrealized loss on investments                                                     -              704
       Goodwill                                                                         799              880
       Operations loss carryforwards                                                 92,808           72,890
       AMT carryforward                                                               4,000                -
       Other                                                                          8,225            7,457
                                                                                --------------  --------------
     Total deferred tax assets                                                      180,746          166,200
     Deferred tax assets nonadmitted                                               (154,178)        (160,490)
                                                                                --------------  --------------
     Admitted deferred tax assets                                                    26,568            5,710
                                                                                --------------  --------------
     Deferred tax liabilities resulting from book/tax differences in:
       Fixed assets                                                                      62            2,164
       Investments                                                                      746              132
       Due & deferred premiums                                                        2,196            2,488
       Unrealized gains on investments                                                3,092                -
       Other                                                                              -              355
                                                                                --------------  --------------
     Total deferred tax liabilities                                                   6,096            5,139
                                                                                --------------  --------------
     Net admitted deferred tax asset                                            $    20,472     $        571
                                                                                ==============  ==============


     The change in net deferred income taxes is comprised of the following:


                                                                                           December 31
                                                                                   2003        2002       Change
                                                                                ----------  ----------  ----------
                                                                                          (In Thousands)

     Total deferred tax asset                                                   $ 180,746   $ 166,199   $  14,547
     Total deferred tax liabilities                                                 6,096       5,139         957
                                                                                ----------  ----------  ----------
     Net deferred tax asset                                                     $ 174,650   $ 161,060   $  13,590
                                                                                ==========  ==========
     Remove current year change in unrealized gains                                                         3,507
                                                                                                        ----------
     Change in net deferred income tax                                                                     17,097
     Remove other items in surplus:
       Current year change in non-admitted assets                                                             216
       Other                                                                                                  289
                                                                                                        ---------
                                                                                                        $  17,602
                                                                                                        =========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory Federal income tax rate to income, (including capital items) before income taxes. The significant items causing this difference are:


                                                                                   Year Ended
                                                                                December 31, 2003
                                                                                -----------------
                                                                                 (In Thousands)

     Ordinary income                                                            $         9,263
     Capital gains (losses)                                                               4,994
                                                                                -----------------
     Total pre-tax income                                                       $        14,257
                                                                                =================
     Provision computed at statutory rate                                       $         4,990
     Refinement of deferred tax balances                                                 (4,529)
     Interest maintenance reserve                                                           999
     Dividends received deduction                                                        (1,483)
     Other                                                                                   23
                                                                                -----------------
     Total                                                                      $             -
                                                                                =================
     Federal income taxes incurred                                              $        17,602
     Change in net deferred income taxes                                                (17,602)
                                                                                -----------------
     Total statutory income taxes                                               $             -
                                                                                =================

     The Company has operations loss carryforwards of $265,165,000, which expire in 2017.

     The Company had a payable to the United States Treasury of $15,723,000 and a receivable from the United States Treasury of $55,341,000 for federal income taxes as of December 31, 2003 and 2002, respectively. In addition, under the inter-company tax sharing agreement, the Company has a net payable of $11,526,000 and a net receivable of $28,301,000 at December 31, 2003 and 2002, respectively, for federal income taxes with its subsidiaries.

     Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $14,388,000 at December 31, 2003. However, if such taxes were assessed, the amount of the taxes payable would be $5,036,000. No deferred tax liabilities are recognized related to the PSA.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Investment in and Advances to Subsidiaries

     Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Common stock                                                               $   1,073,826     $     811,079
     (Payable to) receivable from subsidiaries                                        (94,524)            2,102


     Summarized financial information for these subsidiaries is as follows:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Revenues                                                                   $    5,835,610    $     7,929,991
     Income (loss) before net realized gains on investments                            113,648           (235,729)
     Net loss                                                                           39,172           (277,136)
     Admitted assets                                                                31,161,112         24,301,380
     Liabilities                                                                    30,087,287         23,490,301


12.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus which is the lower of $5,000,000 or risk based capital. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Iowa Division of Insurance is limited to the greater of the statutory net gain from operations or ten percent of surplus at December 31 of the preceding year. In 2004, the Company can pay dividends of $118,000,000 without prior approved from the Iowa Division of Insurance.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company met the RBC requirements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

13.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

     The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                                                    December 31
                                                                                          2003                     2002
                                                                                ------------------------ ------------------------
                                                                                 Carrying       Fair       Carrying       Fair
                                                                                   Value        Value        Value        Value
                                                                                ------------ ------------ ------------ -----------
                                                                                                    (In Thousands)
     Assets:
       Bonds                                                                    $ 3,758,375  $ 3,873,679  $ 3,207,349  $ 3,333,300
       Preferred stocks                                                                 441          441          441          441
       Unaffiliated common stocks                                                   108,680      112,959          285          285
       Mortgage loans                                                             1,024,031    1,086,163      864,597      948,750
       Contract loans                                                               126,488      126,488      130,790      130,790
       Derivative securities                                                        102,173       91,849       32,833       26,805
       Short-term investments                                                       104,000      104,000       22,821       22,821
       Cash                                                                          32,325       32,325        5,181        5,181
       Investment in surplus notes                                                  135,000      167,805      135,000      191,228
       Indebtedness from related parties                                              5,015        5,015      108,320      108,319
       Separate account assets                                                    1,044,925    1,044,925      959,377      959,377
       Receivable for securities                                                        176          176          210          210

     Liabilities:
       Individual and group annuities                                             3,701,212    3,591,686    3,131,561    3,052,911
       Guaranteed investment contracts                                              425,401      425,449            -            -
       Deposit type contract                                                        195,316      195,316      190,201      191,677
       Policyholder funds                                                            18,351       18,351       26,333       26,333
       Indebtedness to related parties                                              133,258      133,258       66,265       66,265
       Separate account liabilities                                               1,044,925    1,044,925      959,377      959,377

     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 11% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Fair value as determined by the NAIC as of December 31, 2003 and 2002 is $4,968,378,000 and $4,232,177,000, respectively.

          Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Investment in surplus notes: Estimated fair values for investment in surplus notes are generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

          Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Commitments and Contingencies

     Subsidiary Guarantees

     The Company guarantees contractual policy claims of its subsidiaries, Golden American Life Insurance Company and USG Annuity & Life Company. In the unlikely event that Golden American Life Insurance Company and USG Annuity & Life Company were unable to fulfill their obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations, but any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company's future operations or financial position.

     The Company leases its home office space and certain other equipment under operating leases that expire through 2017. During the years ended December 31, 2003 and 2002, rent expense totaled $5,528,000 and $4,951,000, respectively. At December 31, 2003, minimum rental payments due under all non-cancelable operating leases are: 2004 - $5,326,000, 2005 - $5,324,000,
     2006 - $5,324,000,  2007 - $5,135,000 and 2008 - $4,948,000 and $42,466,000
     thereafter.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     Other Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company's ultimate parent, ave received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to reporting to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted on variable life insurance customer or ReliaStar Life Insurance Company ("ReliaStar"), an affiliate of the Company, to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. ReliaStar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.


15.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $100,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred interest expense of $0 and $171,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $0 and $16,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to BONY.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

16.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING United States Life Insurance Companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $14,461,000 and $11,118,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received under these agreements were $15,551,000 and $3,029,000 for the years ended December 31, 2003 and 2002, respectively.

     Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000 from one another. Interest on any Company borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $61,000 and interest income of $730,000 for the year ended December 31, 2003. At December 31, 2003, the Company had $0 payable to ING AIH and $104,000,000 receivable from ING AIH, which is reported on the balance sheets in cash and short-term investments.

     Promissory note: The Company has a promissory note in the amount of $50,000,000 payable to Lion Connecticut Holdings, Inc. The note was issued on April 15, 1997. Interest is charged at an annual rate of 8.75%, and the face amount is due on April 1, 2007. The Company incurred interest expense of $4,375,000 on this note for the years ended December 31, 2003 and 2002, respectively. There are no collateral requirements on this promissory note. This note is reported on the balance sheets in borrowed money.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with a member of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Services Agreement with ING Financial Adviser, LLC: The Company has entered into a services agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

     Subsidiaries

     The Company owned, as of December 31, 2003, 100% of the capital stock, valued on the equity basis of, USG Annuity and Life Insurance Company (an Oklahoma domestic insurer) and Golden American Life Insurance Company (a Delaware domestic insurer).

     Assets and liabilities along with related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


17.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $3,492,000 and $3,494,000 as of December 31, 2003 and 2002,
     respectively, and has recorded a liability. The Company has also recorded an asset of $81,000 and $473,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.

18.  Subsequent Events

     Golden American Life Insurance Company ("Golden"), requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. The Company, United Life & Annuity Insurance Company ("ULA"), and USG Annuity and Life Company ("USG") requested the Iowa Division of Insurance (for the Company and ULA) and the Oklahoma Department of Insurance (for USG) approve the merger of the affiliated life insurance company operations of the Company, ULA, Golden, and USG with Golden being the survivor. The sequence of events, effective January 1, 2004, is as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company ("ING USA").

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Division of Insurance approved the merger on July 21, 2003 and the Oklahoma Department of Insurance on August 11, 2003.

                                                                    Exhibit 99.2


                         Report of Independent Auditors



Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of United Life & Annuity Insurance Company ("the Company" which, effective January 1, 2004, merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa ("Iowa Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of United Life & Annuity Insurance Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of United Life & Annuity Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Department.



                                                            /s/ Ernst and Young


March 22, 2004

                     United Life & Annuity Insurance Company
                        Balance Sheets - Statutory Basis


                                                                                         December 31
                                                                                    2003               2002
                                                                                ---------------    ---------------
                                                                                            (In Thousands)
Admitted assets
Cash and invested assets:
      Bonds                                                                     $    580,896       $     608,870
      Common stocks                                                                        2                  10
      Subsidiary                                                                          25                  25
      Mortgage loans                                                                  36,853              34,829
      Policy loans                                                                       880                 933
      Other invested assets                                                            6,739              13,908
      Cash and short-term investments                                                  3,700              14,741
                                                                                ---------------    ---------------
Total cash and invested assets                                                       629,095            673,316

Deferred and uncollected premiums, less loading (2003 - $0; 2002 - $0)                   (30)               (30)
Accrued investment income                                                              7,614              8,523
Reinsurance balances recoverable                                                          45                112
Federal income tax recoverable (including $2,639 and $5,385 net deferred tax
  assets at December 31, 2003 and 2002, respectively)                                  3,246              6,791
Separate account assets                                                               63,193             64,410
Other assets                                                                             784                375
                                                                                ---------------    ---------------
Total admitted assets                                                           $    703,947       $    753,497
                                                                                ===============    ===============


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                        Balance Sheets - Statutory Basis


                                                                                         December 31
                                                                                    2003               2002
                                                                                ---------------    ---------------
                                                                                          (In Thousands)
                                                                                      except share amounts)
Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
        Life and annuity reserves                                               $    540,198       $    586,755
        Deposit type contracts                                                        13,869             14,926
        Unpaid claims                                                                      -                 25
                                                                                ----------------   ---------------
     Total policy and contract liabilities                                           554,067            601,706

     Interest maintenance reserve                                                      4,800                188
     Accounts payable and accrued expenses                                             2,657              1,243
     Indebtedness to related parties                                                   1,293              1,634
     Asset valuation reserve                                                           5,966              5,743
     Other liabilities                                                                (2,878)            (2,633)
     Separate account liabilities                                                     63,193             64,410
                                                                                ----------------   ---------------
Total liabilities                                                                    629,098            672,291

Capital and surplus:
     Common stock, authorized 4,200,528 shares of $2.00 par value,
        4,200,528 issued and outstanding                                               8,401              8,401
     Paid-in and contributed surplus                                                  41,241             41,241
     Unassigned surplus                                                               25,207             31,564
                                                                                ----------------   ---------------
Total capital and surplus                                                             74,849             81,206
                                                                                ----------------   ---------------
Total liabilities and capital and surplus                                       $    703,947       $    753,497
                                                                                ================   ===============


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                             (In Thousands)
Premiums and other revenues:
     Life, annuity, and accident and health premiums                            $        1,629     $        1,228
     Policy proceeds and dividends left on deposit                                         491                205
     Net investment income                                                              34,743             44,256
     Amortization of interest maintenance reserve                                        1,075              1,656
     Commissions, expense allowances and reserve adjustments on
        reinsurance ceded                                                                  383                502
     Other income                                                                        1,599              1,598
                                                                                ----------------   ----------------
Total premiums and other revenues                                                       39,920             49,445

Benefits paid or provided:
     Annuity benefits                                                                   19,306             20,309
     Surrender benefits                                                                 67,727            100,443
     Interest on policy or contract funds                                                  231                598
     Other benefits                                                                        (25)                25
     Life contract withdrawals                                                           1,712              1,170
     Decrease in life, annuity, and accident and health reserves                       (46,557)           (69,041)
     Net transfers from separate accounts                                              (12,060)           (17,382)
                                                                                ----------------   ----------------
Total benefits paid or provided                                                         30,334             36,122

Insurance expenses:
     Commissions                                                                           529                611
     General expenses                                                                    3,478              1,877
     Insurance taxes, licenses and fees, excluding federal income taxes                    464               (536)
     Other                                                                                   -                  4
                                                                                ----------------   ----------------
Total insurance expenses                                                                 4,471              1,956
                                                                                ----------------   ----------------
Gain from operations before federal income taxes and net realized
     capital gains (losses)                                                              5,115             11,367
Federal income tax benefit                                                              (1,413)            (5,786)
                                                                                ----------------   ----------------
Gain from operations before net realized capital gains (losses)                          6,528             17,153
Net realized capital gains (losses) net of income tax expense (benefit):
     2003 - $0; 2002 - $(3,926) and excluding net transfers to the interest
     maintenance reserve 2003- $5,687; 2002- $(2,310)                                    2,501             (5,602)
                                                                                ----------------   ----------------
Net income                                                                      $        9,029     $       11,551
                                                                                ================   ================


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)
Common stock:
     Balance at beginning and end of year                                       $      8,401        $        8,401
                                                                                ----------------    ----------------
Paid-in and contributed surplus
     Balance at beginning and end of year                                             41,241                41,241
                                                                                ----------------    ----------------
Unassigned surplus:
     Balance at beginning of year                                                     31,564                16,997
     Net income                                                                        9,029                11,551
     Change in net unrealized capital gains or losses                                     86                (1,396)
     Change in nonadmitted assets                                                      2,016                (5,406)
     Change in asset valuation reserve                                                  (223)                2,909
     Change in surplus as a result of reinsurance                                       (359)                 (475)
     Change in net deferred income tax                                                (4,506)                7,388
     Dividends to stockholder                                                        (12,400)                    -
     Other adjustments                                                                     -                    (4)
                                                                                ----------------    ----------------
     Balance at end of year                                                           25,207                31,564
                                                                                ----------------    ----------------
Total capital and surplus                                                       $     74,849        $       81,206
                                                                                ================    ================


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Cash Flows - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                             (In Thousands)
Operations
Premiums, policy proceeds, and other
     considerations received, net of reinsurance paid                           $       1,627      $       1,219
Net investment income received                                                         36,628             47,009
Commissions, expenses paid and miscellaneous expenses                                  (2,790)            (2,766)
Benefits paid                                                                         (89,793)          (125,136)
Net transfers to separate accounts                                                     12,010             19,650
Federal income taxes received                                                           2,210              1,697
Other revenues                                                                          1,989              1,637
                                                                                ----------------    --------------
Net cash used in operations                                                           (38,119)           (56,690)
Investment activities
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                                            997,840           697,696
     Mortgage loans                                                                     2,456             3,117
     Other invested assets                                                                308                82
     Net losses on cash and short-term investments                                          -              (262)
     Miscellaneous proceeds                                                             7,923               660
                                                                                ----------------    --------------
Net proceeds from sales, maturities, or repayments of investments                   1,008,527           701,293

Cost of investments acquired:
     Bonds                                                                            962,486           632,726
     Mortgage loans                                                                     4,480             7,078
     Other invested assets                                                                396               229
     Miscellaneous applications                                                           690             9,273
                                                                                ----------------    --------------
Total cost of investments acquired                                                    968,052           649,306

Net change in contract loans                                                              (53)              (95)
                                                                                ----------------    --------------
Net cash provided by investment activities                                             40,528            52,082
Financing and miscellaneous activities
Cash provided:
     Borrowed money, net                                                                   (4)                -
     Net deposits on deposit-type contract funds                                          117            (2,938)
     Dividends to stockholder                                                         (12,400)                -
     Other sources                                                                     (1,163)            3,988
                                                                                ----------------    --------------
Net cash (used) provided by financing and miscellaneous activities                    (13,450)            1,050
                                                                                ----------------    --------------
Net decrease in cash and short-term investments                                       (11,041)           (3,558)

Cash and short-term investments:
     Beginning of year                                                                 14,741            18,299
                                                                                ----------------    --------------
     End of year                                                                $       3,700       $    14,741
                                                                                ================    ==============

   The accompanying notes are an integral part of these financial statements.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     United Life & Annuity Insurance Company (the "Company") is domiciled in Iowa and is a direct, wholly-owned subsidiary of Lion Connecticut Holdings, Inc., which in turn is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc. The primary insurance products offered by the Company are annuity related. The Company also offers life and health insurance products, however all life and health business is ceded to other insurers. The Company is presently licensed in 47 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa ("Iowa Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Common stocks are reported at market value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral or interest maintenance reserve ("IMR") is reported as a component of other liabilities in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiary: The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus with adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          The Company's noninsurance subsidiary is carried at cost.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership interests, which are included in other invested assets, are reported at the underlying GAAP equity of the investee.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3% to 10%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:


                                                                                           December 31
                                                                                     2003                2002
                                                                                ----------------    ---------------
                                                                                         (In Thousands)

     Deferred federal income taxes                                              $     10,369        $     12,175
     Agents' debit balances                                                               (7)                 22
     Other                                                                                 -                 181
                                                                                ----------------    ---------------
     Total nonadmitted assets                                                   $     10,362        $     12,378
                                                                                ================    ===============


     Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in unassigned surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2003.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

     The Company borrowed $123,000,000 and repaid $123,000,000 in 2003 and borrowed $91,220,000 and repaid $91,220,000 in 2002. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $17,000 and $13,000 during 2003 and 2002, respectively.

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The  financial  statements  of the  Company are  presented  on the basis of
     accounting   practices  prescribed  or  permitted  by  the  Iowa  Insurance
     Department. The Iowa Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Iowa Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Department of Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                         Gross           Gross
                                                      Amortized       Unrealized      Unrealized          Fair
                                                         Cost            Gains          Losses           Value
                                                     -------------    ------------    ------------    -------------
                                                                            (In Thousands)
       At December 31, 2003:

       U.S. Treasury securities and obligations      $    48,426      $     798       $      69       $    49,155
       States, municipalities,
            and political subdivisions                       418             29               -               447
       Foreign government                                 30,752            113              75            30,790
       Public utilities securities                        30,435          1,509              83            31,861
       Corporate securities                              322,331          13,447          2,135           333,643
       Mortgage-backed securities                         80,500            739           1,778            79,461
       Commercial mortgage-backed securities              27,892          1,563             130            29,325
       Other asset-backed securities                      40,142            420             824            39,738
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                            580,896         18,618           5,094           594,420
       Common stocks                                           -              2               -                 2
                                                     -------------    ------------    ------------    -------------
       Total equity securities                                 -              2               -                 2
                                                     -------------    ------------    ------------    -------------
       Total                                         $   580,896      $  18,620       $   5,094       $   594,422
                                                     =============    ============    ============    =============
       At December 31, 2002:

       U.S. Treasury securities and obligations      $   112,154      $   3,593       $       -       $   115,747
       States, municipalities,
            and political subdivisions                       452             39               -               491
       Public utilities securities                        22,776            853             780            22,849
       Corporate securities                              288,160         12,781           1,452           299,489
       Mortgage-backed securities                        128,750          6,063           1,149           133,664
       Commerical mortgage-backed securities              24,221          1,465              62            25,624
       Other asset-backed securities                      32,357            330           6,202            26,485
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                            608,870         25,124           9,645           624,349
       Common stocks                                          20              8              18                10
                                                     -------------    ------------    ------------    -------------
       Total equity securities                                20              8              18                10
                                                     -------------    ------------    ------------    -------------
       Total                                         $   608,890      $  25,132       $   9,663       $   624,359
                                                     =============    ============    ============    =============

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:


                                                        More than 6
                                   Less than 6         months and less        More than 12
                                   months below        than 12 months         months below
                                       cost              below cost               cost                 Total
                                 -----------------    ------------------    -----------------    ------------------
                                                                  (In Thousands)

     Fair value                  $     77,073         $     86,922          $     13,324         $     177,389
     Unrealized loss                      497                2,725                 1,872                 5,094


     Of the unrealized losses more than 6 months and less than 12 months in duration of $2,725,000, there were $958,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $1,767,000 as of December 31, 2003 included the following significant items:

          $1,258,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $35,618,000.

          $384,000 of unrealized losses related to the energy/utility industry, for which the fair value was $12,734,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          The remaining unrealized losses totaling $125,000 relate to a fair value of $4,754,000.

     Of the unrealized losses more than 12 months in duration of $1,872,000, there were $1,413,000 in unrealized losses that are primarily related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $8,574,000. The remaining unrealized losses of $459,000 as of December 31, 2003 included the following:

          $446,000 of unrealized losses related to the airline industry, for which the fair value was $3,265,000. During 2003, the airline industry continued to suffer from decreased passenger volumes offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing EETC investments is predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                   Amortized           Fair
                                                                                     Cost              Value
                                                                                --------------    ---------------
                                                                                          (In Thousands)
        Maturity:
             Due in 1 year or less                                              $     19,841      $      20,040
             Due after 1 year through 5 years                                        227,329            232,957
             Due after 5 years through 10 years                                      122,529            127,444
             Due after 10 years                                                       62,663             65,455
                                                                                --------------    ---------------
        Total maturities                                                             432,362            445,896

        Mortgage-backed securities                                                    80,500             79,461
        Commercial mortgage-backed securities                                         27,892             29,325
        Other asset-backed securities                                                 40,142             39,738
                                                                                --------------    ---------------
        Total                                                                   $    580,896      $     594,420
                                                                                ==============    ===============


     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $11,377,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $890,061,000 and $600,173,000 in 2003 and 2002, respectively. Gross gains of $12,342,000 and $15,128,000 and gross losses of $2,375,000 and $13,017,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
      Income:
           Bonds                                                                $     33,926       $     42,754
           Mortgage loans                                                              2,568              2,617
           Contract loans                                                                 72                 27
           Other                                                                         309                635
                                                                                ----------------   ----------------
      Total investment income                                                         36,875             46,033
      Investment expenses                                                              2,132              1,777
                                                                                ----------------   ----------------
      Net investment income                                                     $     34,743       $     44,256
                                                                                ================   ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)

      Investment purchase commitments                                           $         165      $         558

     The lending rate for long-term mortgage loans during 2003 was 4.21%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 62.1% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue.


4.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $49,623,000 and $40,723,000 and with an aggregate market value of $51,584,000 and $40,582,000 at December 31, 2003 and 2002, respectively.
     Those holdings amounted to 8.5% of the Company's investments in bonds and 7.7% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $2,480,000 and $17,624,000 with an aggregate NAIC market value of $1,951,000 and $17,726,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 0.43% of the Company's investment in bonds and 0.35% of the Company's total admitted assets at December 31, 2003.

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (46.0%) and Pennsylvania (13.5%). The remaining commercial mortgages relate to properties located in 18 other states. The portfolio is well diversified covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $6,290,000.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount              Percent
                                                                                ----------------    --------------
                                                                                 (In Thousands)
      December 31, 2003

      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $        1,124               0.2%
           At book value less surrender charge of 5% or more                            44,238               7.2
           At fair value                                                                60,233               9.7
                                                                                ----------------    --------------
      Subtotal                                                                         105,595              17.1
      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                       490,524              79.4
      Not subject to discretionary withdrawal                                           21,806               3.5
                                                                                ----------------    --------------
      Total annuity reserves and deposit fund liabilities
            before reinsurance                                                         617,925             100.0%
                                                                                                    =============
      Less reinsurance ceded                                                             5,739
                                                                                ----------------
      Net annuity reserves and deposit fund liabilities                         $      612,186
                                                                                ================
      December 31, 2002

      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $          889               0.1%
           At book value less surrender charge of 5% or more                            94,326              14.2
           At fair value                                                                61,500               9.3
                                                                                ----------------    --------------
      Subtotal                                                                         156,715              23.6
      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                       482,267              72.6
      Not subject to discretionary withdrawal                                           25,543               3.8
                                                                                ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                          664,525             100.0%
                                                                                                    ==============
      Less reinsurance ceded                                                             1,925
                                                                                ----------------
      Net annuity reserves and deposit fund liabilities                         $      662,600
                                                                                ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

6.   Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

     Premiums, deposits, and other considerations received for the years ended December 31, 2003 and 2002 were $201,000 and $408,000, respectively.

     The general nature and characteristics of the Company's nonguaranteed separate accounts business follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
       December 31, 2003

       Premium, consideration or deposits                                       $       201        $       408
                                                                                ================   ================
       Reserves for accounts with assets at:
            Market value                                                        $    60,233        $    61,500
            Amortized cost                                                                -                  -
                                                                                ----------------   ----------------
       Total reserves                                                           $    60,233        $    61,500
                                                                                ================   ================
       Reserves for separate accounts by withdrawal characteristics:
            Subject to descretionary withdrawal:
              With market value adjustment                                      $         -        $         -
              At book value without market value adjustments
                 and with current surrender charge of 5% or more                          -                  -
              At market value                                                        60,233             61,500
              At book value without market value adjustments
                 and with current surrender charge of less than 5%                        -                  -
                                                                                ----------------   ----------------
            Subtotal                                                                 60,233             61,500
            Not subject to discretionary withdrawal                                       -                  -
                                                                                ----------------   ----------------
        Total separate account aggregate reserves                               $    60,233        $    61,500
                                                                                ================   ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                     Year ended December 31
                                                                                    2003                2002
                                                                                ----------------    ----------------
                                                                                         (In Thousands)
      Transfers as reported in the Summary of Operations
           of the Separate Accounts Statement:
           Transfers to separate accounts                                       $        201        $       408
           Transfers from separate accounts                                          (12,261)           (17,790)
                                                                                ----------------    ----------------
      Transfers as reported in the Statement of Operations                      $    (12,060)       $   (17,382)
                                                                                ================    ================


7.   Reinsurance

     The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:


                                                                                            December 31
                                                                                     2003               2002
                                                                                --------------    ---------------
                                                                                           (In Thousands)

        Premiums                                                                $    2,550        $     2,832
        Benefits paid or provided                                                   11,049              6,101
        Policy and contract liabilities at year end                                 83,857             91,095

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Federal Income Taxes

     The components of the net deferred tax asset/(liability) are as follows:


                                                                                           December 31
                                                                                    2003                2002
                                                                                ----------------    ----------------
                                                                                           (In Thousands)

        Total deferred tax assets                                               $     13,725        $      18,420
        Total deferred tax liabilities                                                  (717)                (859)
                                                                                ----------------    ----------------
        Net deferred tax assets                                                       13,008               17,561
        Deferred tax asset nonadmitted                                               (10,369)             (12,176)
                                                                                ----------------    ----------------
        Net admitted deferred tax asset                                         $      2,639        $       5,385
                                                                                ================    ================
        Decrease (increase) in nonadmitted asset                                $      1,807        $      (6,537)
                                                                                ================    ================

     Current income taxes incurred consisted of the following major components:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                           (In Thousands)

      Federal taxes on operations                                               $     (1,413)      $     (5,786)
      Federal taxes on capital gains                                                   2,925              3,926
      Capital loss on carryovers utilized                                             (2,925)              (675)
                                                                                ---------------    ----------------
      Total current taxes incurred                                              $     (1,413)      $     (2,535)
                                                                                ===============    ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The main components of deferred tax assets and deferred tax liabilities are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                           (In Thousands)

      Deferred tax assets resulting from book/tax differences in:
           Present value of insurance in force                                  $     7,291        $     8,751
           Capital loss carryovers                                                      705              3,446
           Investments                                                                3,155              3,270
           Deferred acquisition costs                                                   924              1,096
           Unrealized loss on investments                                               972              1,019
           Insurance reserves                                                           185                113
           Other                                                                        493                725
                                                                                ---------------    ----------------
      Total deferred tax assets                                                      13,725             18,420
      Deferred tax assets nonadmitted                                                10,369             12,176
                                                                                ---------------    ----------------
      Admitted deferred tax assets                                                    3,356              6,244
                                                                                ---------------    ----------------
      Deferred tax liabilities resulting from book/tax differences in:
           Investments                                                                  633                725
           Other                                                                         84                134
                                                                                ---------------    ----------------
      Total deferred tax liabilities                                                    717                859
                                                                                ---------------    ----------------
      Net admitted deferred tax asset                                           $     2,639        $     5,385
                                                                                ===============    ================


     The change in net deferred income taxes is comprised of the following:


                                                                                         December 31
                                                                                    2003              2002            Change
                                                                                --------------    --------------   --------------
                                                                                                 (In Thousands)

      Total deferred tax assets                                                 $     13,725      $     18,420     $     (4,695)
      Total deferred tax liabilities                                                     717               859             (142)
                                                                                --------------    --------------   --------------
      Net deferred tax asset                                                    $     13,008      $     17,561           (4,553)
                                                                                ==============    ==============
      Remove current year change in unrealized gains                                                                         47
                                                                                                                   --------------
      Change in net deferred income tax                                                                                  (4,506)
      Remove other items in surplus:
           Current year change in non-admitted assets                                                                        74
                                                                                                                   --------------
      Change in deferred taxes for rate reconciliation                                                             $     (4,432)
                                                                                                                   ==============

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory Federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:


                                                                                      Year Ended
                                                                                  December 31, 2003
                                                                                ---------------------
                                                                                    (In Thousands)

        Ordinary income                                                         $         5,115
        Capital gains                                                                     8,188
                                                                                ---------------------
        Total pre-tax book income                                               $        13,303
                                                                                =====================
        Provision computed at statutory rate                                    $         4,656
        Refinement of deferred tax balances                                                (455)
        Interest maintenance reserve                                                       (376)
        Nondeductible general expenses                                                        2
        Amortization of reinsurance gain                                                   (764)
        Other                                                                               (44)
                                                                                ---------------------
        Total                                                                   $         3,019
                                                                                =====================
        Federal income taxes incurred                                           $        (1,413)
        Change in net deferred income taxes                                               4,432
                                                                                ---------------------
        Total statutory income taxes                                            $         3,019
                                                                                =====================


     The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0 and $738,000 from 2003 and 2002 respectively.

     The Company has a recoverable of $607,000 at December 31, 2003 and $1,406,000 at December 31, 2002 from the United States Treasury for federal income taxes.

     The Company has gross capital loss carry forwards, which expire as follows:


             Expiration Year              Amount
          ----------------------    --------------------
                                      (In Thousands)

                  2005              $      2,014


9.   Investment in and Advances to Subsidiaries

     The Company has one wholly owned noninsurance subsidiary at December 31, 2003, United Variable Services, Inc.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Amounts invested in and advanced to the Company's subsidiary is summarized as follows:


                                                                                            December 31
                                                                                      2003               2002
                                                                                ---------------    ---------------
                                                                                           (In Thousands)

        Common stock (cost $25,000 in 2003 and in 2002)                         $       25         $       25


10.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus of $7,806,000. Additionally, the amount of dividends that can be paid by the Company to its stockholder without prior approval of the Iowa Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations of the preceding year.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                             December 31
                                                                2003                             2002
                                                    -----------------------------    ------------------------------
                                                      Carrying          Fair           Carrying          Fair
                                                       Amount           Value           Amount           Value
                                                    -------------    ------------    -------------    -------------
                                                                             (In Thousands)
     Assets:
          Bonds                                     $   580,896      $  594,420      $  608,870       $  624,349
          Unaffiliated common stocks                          2               2              10               10
          Mortgage loans                                 36,853          40,955          34,829           39,729
          Policy loans                                      880             880             933              933
          Short-term investments                          3,450           3,450          14,450           14,450
          Cash                                              250             250             291              291
          Separate account assets                        63,193          63,193          64,410           64,410
          Receivable for securities                       1,081           1,081           8,308            8,308

     Liabilities:
          Individual and group annuities                530,146         529,848         578,170          575,913
          Deposit type contract                          13,869          13,882          14,926           14,939
          Indebtedness to related parties                 1,293           1,293           1,634            1,634
          Separate account liabilities                   63,193          63,193          64,410           64,410



     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Fixed maturities and equity securities: The fair values for bonds and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3% and 8% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2003 and 2002 is $584,169,000 and $611,948,000, respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.


12.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Other Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company's ultimate parent, have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within the Company's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar"), an affiliate of the Company, to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA Annuity & Life Insurance Company and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

13.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2004, the Company can borrow up to $25,000,000 from the Bank. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $182 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York ("BONY"). Under this agreement, the Company can borrow up to $50,000,000 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to BONY.


14.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under this agreement were approximately $1,871,000 and $1,617,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts paid under these agreements were $2,304,000 and $384,000 for the years ended December 31, 2003 and 2002, respectively.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2011, the Company and ING AIH can borrow up to $22,400,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at the rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $17,000 and interest income of $36,000 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to or receivable from ING AIH.

     Assets and liabilities, along with related revenues and expenses, recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


15.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has recorded $490,000 and $474,000 for this liability as of December 31, 2003 and 2002, respectively. The Company has also recorded an asset of $26,000 and $351,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.


16.  Subsequent Events

     Golden American Life Insurance Company ("Golden") requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. Equitable Life Insurance Company of Iowa ("Equitable"), the Company, and USG Annuity and Life
     Company ("USG") requested the Iowa Department of Insurance (for Equitable and the Company) and the Oklahoma Department of Insurance (for USG) to approve the merger of the affiliated life insurance company operations of Equitable, the Company, Golden, and USG with Golden being the survivor. The sequence of events, effective January 1, 2004, is as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company ("ING USA").

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Department of Insurance approved the merger on July 21, 2003 and the Oklahoma Department of Insurance approved it on August 11, 2003.


17.  Reconciliation to the Annual Statement

     During 2002, the Company recorded prior year adjustments in its summary of operations in the 2002 Annual Statement. As a result, the differences below exist between the 2002 Annual Statement and the accompanying statutory basis financial statements:


                                                                                                     Capital and
                                                                                  Net Income           Surplus
                                                                                --------------    ---------------
                                                                                           (In Thousands)

        Amounts as reported in the 2002 Annual Statement                        $       8,817     $      82,852
        Capital gains tax                                                              (1,935)                -
        Mortgage loan income                                                              198                 -
        Federal income taxes                                                            4,471                 -
        Asset valuation reserve                                                             -            (1,646)
                                                                                --------------    ---------------
                                                                                $      11,551     $      81,206
                                                                                ==============    ===============

                                                                    Exhibit 99.3


                         Report of Independent Auditors


Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of USG Annuity & Life Company ("the Company" which, effective January 1, 2004, merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma ("Oklahoma Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of USG Annuity & Life Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of USG Annuity & Life Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department.



                                                              /s/ Ernst & Young



March 22, 2004

                           USG Annuity & Life Company
                        Balance Sheets - Statutory Basis



                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)
Admitted assets
Cash and invested assets:
     Bonds                                                                      $   6,231,961     $     6,116,495
     Preferred stocks                                                                   1,273               1,088
     Mortgage loans                                                                 1,471,607           1,483,855
     Real estate, less accumulated depreciation (2003-$29, 2002-$304)                   2,679               1,477
     Contract loans                                                                    32,247              32,454
     Other invested assets                                                             41,017              47,704
     Cash and short-term investments                                                   27,739               9,116
                                                                                ---------------    ---------------
Total cash and invested assets                                                      7,808,523           7,692,189

Deferred and uncollected premiums, less loading (2003-$12, 2002-$58)                      284                 386
Accrued investment income                                                              68,590              77,674
Reinsurance balances recoverable                                                          252                 335
Indebtedness from related parties                                                      19,597                  25
Federal income tax recoverable (including $18,475 and $15,601 net
     deferred tax assets at December 31, 2003 and 2002, respectively)                  20,761              22,163
Other assets                                                                               33               2,451
                                                                                ---------------    ---------------
Total admitted assets                                                           $   7,918,040      $    7,795,223
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                        Balance Sheets - Statutory Basis



                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ---------------
                                                                                          (In Thousands)
                                                                                       except share amounts)

Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
        Life and annuity reserves                                               $   6,918,897       $   6,859,914
        Deposit type contracts                                                        224,767             246,501
        Policyholders' funds                                                               16                  53
        Unpaid claims                                                                   3,064               3,622
                                                                                ---------------    ---------------

     Total policy and contract liabilities                                          7,146,744           7,110,090
     Interest maintenance reserve                                                      41,337              11,799
     Accounts payable and accrued expenses                                             17,684              13,807
     Indebtedness to related parties                                                   16,587              22,147
     Asset valuation reserve                                                           51,181              50,634
     Borrowed money                                                                   286,886             184,450
     Other liabilities                                                                 17,667              16,110
                                                                                ---------------    ---------------
Total liabilities                                                                   7,578,086           7,409,037

Capital and surplus:
     Common stock: authorized 1,000 shares of $3,000 par value,
        833 issued and outstanding                                                      2,500               2,500
     Paid-in and contributed surplus                                                  316,963             316,963
     Unassigned surplus                                                                20,491              66,723
                                                                                ---------------    ---------------
Total capital and surplus                                                             339,954             386,186
                                                                                ---------------    ---------------
Total liabilities and capital and surplus                                       $   7,918,040      $     7,795,223
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                   Statements of Operations - Statutory Basis



                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)

Premiums and other revenues:
     Life, annuity, and accident and health premiums                            $    423,362       $     1,285,640
     Policy proceeds and dividends left on deposit                                     7,710                 9,267
     Net investment income                                                           452,278               536,206
     Amortization of interest maintenance reserve                                     (6,647)               (7,446)
     Commissions, expense allowances and reserve adjustments on
        reinsurance ceded                                                             42,615                14,159
     Other income                                                                          -                 1,619
                                                                                ---------------    ---------------
Total premiums and other revenues                                                    919,318             1,839,445

Benefits paid or provided:
     Death benefits                                                                    5,182               112,299
     Annuity benefits                                                                250,745               250,411
     Surrender benefits                                                              522,262               582,708
     Interest on policy or contract funds                                              6,384                 8,033
     Other benefits                                                                       11                     -
     Life contract withdrawals                                                         9,827                 8,968
     Increase in life, annuity, and accident and health reserves                      58,983               648,698
                                                                                ---------------    ---------------
Total benefits paid or provided                                                      853,394             1,611,117
Insurance expenses:
     Commissions                                                                      71,151                86,074
     General expenses                                                                 32,567                33,272
     Insurance taxes, licenses and fees, excluding federal income taxes                3,748                  (231)
     Other                                                                             1,287                   856
                                                                                ---------------    ---------------
Total insurance expenses                                                             108,753               119,971
                                                                                ---------------    ---------------
(Loss) gain from operations before federal income taxes and net realized
     capital losses                                                                  (42,829)              108,357
Federal income tax (benefit) expense                                                 (27,668)               41,015
                                                                                ---------------    ---------------
(Loss) gain from operations before net realized capital losses                       (15,161)               67,342

Net realized capital losses; net of income tax (benefit) expense:
     2003 - $18,494 and 2002 - ($6,049); and excluding net transfers
     to the interest maintenance reserve 2003- $22,891 and 2002- ($638)              (31,599)             (41,467)
                                                                                ---------------    ---------------
Net (loss) income                                                               $    (46,760)      $       25,875
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
               Statements of Changes and Surplus - Statutory Basis



                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)

Common stock:
     Balance at beginning and end of year                                       $      2,500       $       2,500
                                                                                ---------------    ---------------
Paid-in and contributed surplus:
     Balance at beginning of year                                                    316,963             286,963
     Capital contribution                                                                  -              30,000
                                                                                ---------------    ---------------
     Balance at end of year                                                          316,963             316,963
                                                                                ---------------    ---------------

Unassigned surplus:
     Balance at beginning of year                                                     66,723              19,994
     Net (loss) income                                                               (46,760)             25,875
     Change in net unrealized capital losses                                            (395)             (7,240)
     Change in nonadmitted assets                                                       (742)              3,284
     Change in asset valuation reserve                                                  (547)             20,987
     Change in net deferred income tax                                                 2,212               3,480
     Other                                                                                 -                 343
                                                                                ---------------    ---------------
    Balance at end of year                                                           20,491              66,723
                                                                                ---------------    ---------------
Total capital and surplus                                                       $    339,954       $     386,186
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                   Statements of Cash Flows - Statutory Basis


                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                        (In Thousands)

Operations
Premiums, policy proceeds, and other considerations received,
  net of reinsurance paid                                                       $      423,582     $    1,295,738
Net investment income received                                                         620,710            647,957
Commission and expense allowances received on reinsurance ceded                              -             14,159
Benefits paid                                                                         (821,273)          (998,100)
Insurance expenses paid                                                               (109,625)          (122,791)
Federal income taxes received (paid)                                                    13,451            (53,696)
Net other revenue                                                                       37,575                 89
                                                                                ------------------    ------------------
Net cash provided by operations                                                        164,420            783,356

Investment activities
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                                           8,021,572          8,709,883
     Stocks                                                                                  -                357
     Mortgage loans                                                                    329,751            275,949
     Real estate                                                                         1,450                  -
     Other invested assets                                                               4,156              6,856
                                                                                ------------------    ------------------
Net proceeds from sales, maturities, or repayments of investments                    8,356,929          8,993,045

Cost of investments acquired:
     Bonds                                                                           8,253,561          9,713,052
     Stocks                                                                                185              1,230
     Mortgage loans                                                                    317,467            100,251
     Real estate                                                                         2,708                  -
     Other invested assets                                                              10,530             14,594
                                                                                ------------------    ------------------
Total cost of investments acquired                                                   8,584,451          9,829,127
Change in contract loans                                                                  (207)              (279)
                                                                                ------------------    ------------------
Net cash used in investment activities                                                (227,315)          (835,803)
Financing and miscellaneous activities
Cash provided:
     Capital and surplus paid-in                                                             -             30,000
     Borrowed money, net                                                               102,436              1,102
     Net deposits on deposit-type contract funds                                       (21,734)                (8)
     Other sources (uses)                                                                  816            (72,379)
                                                                                ------------------    ------------------
Net cash provided by (used in) financing and miscellaneous activities                   81,518            (41,285)
                                                                                ------------------    ------------------
Net increase (decrease) in cash and short-term investments                              18,623            (93,732)

Cash and short-term investments:
     Beginning of year                                                                   9,116            102,848
                                                                                ------------------    ------------------
     End of year                                                                $       27,739        $     9,116
                                                                                ==================    ==================


The accompanying notes are an integral part of these financial statements.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     USG Annuity & Life Company (the "Company") is domiciled in Oklahoma and is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable"), an Iowa domiciled insurance company. Equitable is a wholly owned subsidiary of Lion Connecticut Holdings, Inc., which in turn is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc.

     The Company offers various insurance products, including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance. These products are primarily marketed to individuals by independent insurance broker/dealers, financial institutions, and a career agency force. The Company is licensed in 48 states and the District of Columbia.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma ("Oklahoma Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP. 7

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

     The Company invests in structured securities, including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan,s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994, as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          The Company uses derivatives such as interest rate swaps, caps and floors, and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

          The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Land is reported at cost. Real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

          Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest method.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3.00% to 8.75%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

           Deferred federal income taxes                                        $     55,372       $      54,496
           Agents' debit balances                                                        603                 519
           Deferred and uncollected premium                                               35                 119
           Other                                                                         751                 885
                                                                                ----------------   ----------------
           Total nonadmitted assets                                             $     56,761       $      56,019
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets. Changes in nonadmitted invested assets are reported directly in unassigned surplus as a component of the change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2003.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

     The Company borrowed $1,342,670,000 and repaid $1,342,670,000 in 2003 and borrowed $1,021,035,000 and repaid $1,021,035,000 in 2002. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $140,000 and $109,000 during 2003 and 2002, respectively.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Oklahoma Insurance Department. The Oklahoma Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Oklahoma for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Oklahoma Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Oklahoma. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Oklahoma Insurance Department. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of fixed maturities and equity securities are as follows:


                                                                         Gross           Gross
                                                      Amortized       Unrealized      Unrealized          Fair
                                                         Cost            Gains          Losses           Value
                                                     -------------    ------------    ------------    -------------
                                                                            (In Thousands)
       At December 31, 2003:
       U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                $    59,838      $     363       $       27      $     60,174
       States, municipalities,
            and political subdivisions                    11,000              -              886            10,114
       Foreign government                                292,529         10,584            2,314           300,799
       Public utilities securities                       468,119         31,654            2,243           497,530
       Corporate securities                            3,263,827        157,736           26,919         3,394,644
       Mortgage-backed securities                      1,447,813         40,896           40,369         1,448,340
       Commercial mortgage-backed securities             249,580         13,801              429           262,952
       Other structured securities                       443,419          5,181           16,690           431,910
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                          6,236,125        260,215           89,877         6,406,463
       Preferred stocks                                    1,273              -                -             1,273
                                                     -------------    ------------    ------------    -------------
       Total equity securities                             1,273              -                -             1,273
                                                     -------------    ------------    ------------    -------------
       Total                                         $ 6,237,398      $ 260,215       $   89,877      $  6,407,736
                                                     =============    ============    ============    =============

       At December 31, 2002:
       U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                $   285,347      $   4,998       $       36      $    290,309
       Foreign government                                120,649          4,200            2,385           122,464
       Public utilities securities                       270,390         14,526            4,008           280,908
       Corporate securities                            3,244,826        182,420           34,973         3,392,273
       Mortgage-backed securities                      1,668,901         90,300           46,006         1,713,195
       Other structured securities                       320,274          9,786           28,080           301,980
       Commerical mortgage-backed securities             217,028         18,254               76           235,206
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                          6,127,415        324,484          115,564         6,336,335
       Preferred stocks                                    1,088              -                -             1,088
                                                     -------------    ------------    ------------    -------------
       Total equity securities                             1,088              -                -             1,088
                                                     -------------    ------------    ------------    -------------
       Total                                         $ 6,128,503      $ 324,484       $  115,564      $  6,337,423
                                                     =============    ============    ============    =============

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate market values of debt securities with unrealized losses and the time period that cost exceeded market value are as follows:


                                                              More than 6
                                         Less than 6        months and less         More than 12
                                        months below         that 12 months         months below
                                            cost              below cost               cost                 Total
                                       -----------------    ------------------    -----------------    ------------------
                                                                         (In Thousands)

     Fair value                        $     912,922        $     781,315         $      99,880        $     1,794,117
     Unrealized loss                          13,888               40,720                35,269                 89,877


     Of the unrealized losses more than 6 months and less than 12 months in duration of $40,720,000, there were $8,509,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. For these securities business and operating fundamentals are performing as expected. The remaining unrealized losses of $32,211,000 as of December 31, 2003 included the following significant items:

          $18,193,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $257,131,000.

          $3,265,000 of unrealized losses related to the energy/utility industry, for which the fair value was $66,629,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          $8,488,000 of unrealized losses related to non-domestic issues, with no unrealized loss exposure per country in excess of $2,036,000 for which the fair value was $194,288,000. Credit exposures are primarily in the construction industry in Italy.

          The remaining unrealized losses totaling $2,265,000 related to a fair value of $31,760,000.

     Of the unrealized losses more than 12 months in duration of $35,269,000, there were $449,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $34,820,000 as of December 31, 2003 included the following significant items:

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          $32,683,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $81,284,000.

          $1,453,000 of unrealized losses related to the energy/utility industry, for which the fair value was $9,278,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          $679,000 of unrealized losses related to the airline industries, for which the fair value was $4,075,000. During 2003, the airline industry continued to suffer from decreased passenger volumes offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing the EETC investments is predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

          The remaining unrealized losses totaling $5,000 relate to a fair value of $245,000.

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                   Amortized           Fair
                                                                                     Cost              Value
                                                                                --------------    ---------------
                                                                                          (In Thousands)
        Maturity:
             Due in 1 year or less                                              $     57,631       $     58,607
             Due after 1 year through 5 years                                      1,320,691          1,382,661
             Due after 5 years through 10 years                                    1,804,228          1,882,506
             Due after 10 years                                                      912,763            939,487
                                                                                --------------    ---------------
                                                                                   4,095,313          4,263,261
        Mortgage-backed securities                                                 1,447,813          1,448,340
        Commercial mortgage-backed securities                                        249,580            262,952
        Other structured securities                                                  443,419            431,910
                                                                                --------------    ---------------
        Total                                                                   $  6,236,125      $   6,406,463
                                                                                ==============    ===============

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $3,310,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value is as follows:



                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Amortized cost                                                            $    6,236,125     $   6,127,415
      Less nonadmitted bonds                                                             4,164            10,920
                                                                                ----------------   ----------------
      Carrying value                                                            $    6,231,961     $   6,116,495
                                                                                ================   ================


     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $4,610,345,000 and $5,811,132,000 in 2003 and
     2002, respectively. Gross gains of $107,661,000 and $125,255,000 and gross losses of $25,138,000 and $103,039,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
      Income:
           Bonds                                                                $     404,578      $    459,813
           Mortgage loans                                                             112,905           128,230
           Contract loans                                                               1,522             1,091
           Company-occupied property                                                      244               376
           Other                                                                      (34,857)          (26,548)
                                                                                ----------------   ----------------
      Total investment income                                                         484,392           562,962
      Investment expenses                                                             (32,114)          (26,756)
                                                                                ----------------   ----------------
      Net investment income                                                     $     452,278      $    536,206
                                                                                ================   ================


     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)

      Investment purchase commitments                                           $     90,956       $      87,963

USG  ANNUITY & LIFE  COMPANY
Notes to  Financial  Statements  -  Statutory Policies
--------------------------------------------------------------------------------

     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $286,886,000 and $173,448,000 at December 31, 2003 and 2002, respectively.
     The securities underlying these agreements are mortgage-backed securities with a book value of $285,832,000 and $173,246,000 and fair value of $288,285,000 and $176,504,000 as of December 31, 2003 and 2002,
     respectively. The securities have a weighted average coupon rate of 5.8% and have maturities ranging from December 2018 through December 2033. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2003. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2003, there were no outstanding amounts on these agreements. The securities underlying these agreements are mortgage-backed securities with a book value of $11,394,000 and fair value of $11,520,000 at December 31, 2002.

     At December 31, 2003 and 2002, the Company had loaned securities (which are reflected as invested assets on the balance sheet) with a market value of approximately $22,330,000 and $32,662,000, respectively.

     The maximum and minimum lending rates for long-term mortgage loans during 2003 were 6.07% and 3.40%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 74.7% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due, as of December 31, 2003 is $9,000.

     In the course of the Company's asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company's return on the investment portfolio or to manage interest rate risk.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The details by NAIC designation 3 or below of securities sold during 2003 and reacquired within 30 days of the sale date are:


                                                                         Cost of
                                   Number of                            Securities
                                 Transactions        Book Value        Repurchased          Gain
                               ---------------    ---------------   ---------------    ---------------
                                                                        (In Thousands)

      NAIC 3                         2            $      4,730      $     6,948        $      1,095


4.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into derivatives such as swaps caps and floors, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated, or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2003 and 2002:


                                                                  Notional          Carrying             Fair
                                                                   Amount             Value             Value
                                                               ---------------    --------------    ---------------
                                                                                 (In Thousands)
       December 31, 2003
       Swaps                                                   $     828,066      $         -       $    (124,226)
       Caps and floors                                               441,243            1,554                   7
                                                               ---------------    --------------    ---------------
       Total derivatives                                       $   1,269,309      $     1,554       $    (124,219)
                                                               ===============    ==============    ===============

       December 31, 2002
       Swaps                                                   $   1,146,498      $         -       $    (138,473)
       Caps and floors                                               548,465            3,393               1,296
                                                               ---------------    --------------    ---------------
       Total derivatives                                       $   1,694,963      $     3,393       $    (137,177)
                                                               ===============    ==============    ===============


5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $479,259,000 and $435,061,000 and with an aggregate market value of $497,620,000 and $413,437,000 at December 31, 2003 and 2002,
     respectively. These holdings amounted to 7.7% of the Company's investments in bonds and 6.1% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $159,686,000 and $204,268,000 with an aggregate NAIC market value of $161,201,000 and $208,297,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 2.0% of the Company's investment in bonds and 2.0% of the Company's total admitted assets at December 31, 2003.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (14.06%) and Pennsylvania (9.05%). The remaining commercial mortgages relate to properties located in 37 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $30,000,000.


6.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount              Percent
                                                                               ----------------    ----------------
                                                                               (In Thousands)
      December 31, 2003
      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $   4,536,520           54.0 %
           At book value less surrender charge of 5% or more                        1,995,432           23.7
                                                                               ----------------    --------------
      Subtotal                                                                  $   6,531,952           77.7

      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                    1,258,530           15.0
      Not subject to discretionary withdrawal                                         614,236             7.3
                                                                               ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                   $   8,404,718           100.0 %
                                                                                                   ==============
      Less reinsurance ceded                                                        1,346,600
                                                                               ----------------
      Net annuity reserves and deposit fund liabilities                         $   7,058,118
                                                                               ================
      December 31, 2002
      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $   4,447,295            56.2 %
           At book value less surrender charge of 5% or more                        1,635,038            20.6
                                                                               ----------------    --------------
      Subtotal                                                                      6,082,333            76.8

      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                    1,194,281            15.1
      Not subject to discretionary withdrawal                                         641,496             8.1
                                                                               ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                   $   7,918,110           100.0 %
                                                                                                   ==============
      Less reinsurance ceded                                                          895,734
                                                                               ----------------
      Net annuity reserves and deposit fund liabilities                         $   7,022,376
                                                                               ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

7.   Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $7,000 and $136,400,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:


                                                                                            December 31
                                                                                      2003               2002
                                                                                --------------    ---------------
                                                                                          (In Thousands)

        Premiums                                                                $   561,792       $   260,544
        Benefits paid or provided                                                    13,168             9,447
        Policy and contract liabilities at year end                               1,347,473           896,762


8.   Federal Income Taxes

     The Company joins in filing a consolidated federal income tax return with its parent, Equitable, and other affiliates. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse Equitable for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     The components of the net deferred tax asset (liability) are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Total deferred tax assets                                                 $     75,954       $      70,328
      Total deferred tax liabilities                                                  (2,107)               (231)
                                                                                ----------------   ----------------
      Net deferred tax asset                                                          73,847              70,097
      Deferred tax asset nonadmitted                                                 (55,372)            (54,496)
                                                                                ----------------   ----------------
      Net admitted deferred tax asset                                           $     18,475       $      15,601
                                                                                ================   ================
      (Increase) decrease in nonadmitted asset                                  $       (876)      $       1,337
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Current income taxes incurred consist of the following major components:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                          (In Thousands)

      Federal tax (benefit) expense on operations                               $    (27,668)      $    41,015
      Federal tax expense (benefit) on capital gains                                  18,494            (6,049)
                                                                                ---------------    ----------------
      Total current tax (benefit) expense incurred                              $     (9,174)      $    34,966
                                                                                ===============    ================

     The main components of deferred tax assets and deferred tax liabilities are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Deferred tax assets resulting from book/tax differences in:
           Deferred acquisition costs                                           $     24,803       $     23,431
           Insurance reserves                                                         10,751              8,423
           Investments                                                                29,808             32,290
           Guaranty assessments                                                        4,348              4,339
           Unrealized loss on investments                                              5,346                499
           Other                                                                         898              1,346
                                                                                ----------------   ----------------
      Total deferred tax assets                                                       75,954             70,328
      Deferred tax assets nonadmitted                                                (55,372)           (54,496)
                                                                                ----------------   ----------------
      Admitted deferred tax assets                                                    20,582             15,832
                                                                                ----------------   ----------------
      Deferred tax liabilities resulting from book/tax differences in:
           Due and deferred premiums                                            $        150                231
           Investments                                                                 1,951                  -
           Other                                                                           6                  -
                                                                                ----------------   ----------------
      Total deferred tax liabilities                                                   2,107                231
                                                                                ----------------   ----------------
      Net admitted deferred tax asset                                           $     18,475       $     15,601
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The change in net deferred income taxes is comprised of the following:


                                                                            December 31
                                                                      2003              2002            Change
                                                                  --------------    --------------   --------------
                                                                                    (In Thousands)

      Total deferred tax assets                                   $     75,954      $    70,328      $    5,626
      Total deferred tax liabilities                                     2,107              231           1,876
                                                                  --------------    --------------   --------------
      Net deferred tax asset                                      $     73,847      $    70,097      $    3,750
                                                                  ==============    ==============
      Remove current year change in unrealized gains                                                     (1,538)
                                                                                                     --------------
      Change in net deferred income tax                                                                   2,212
      Remove other items in surplus:
           Current year change in non-admitted assets                                                        44
           Other                                                                                         (3,310)
                                                                                                     --------------
      Change in deferred taxes for rate reconciliation                                               $   (1,054)
                                                                                                     ==============


     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:


                                                                                    Year Ended
                                                                                   December 31,
                                                                                       2003
                                                                                -----------------
                                                                                  (In Thousands)

        Ordinary loss                                                           $      (42,829)
        Capital gains                                                                    9,786
                                                                                ------------------
       Total pre-tax book loss                                                        (33,043)
                                                                                ==================
        Provision (benefit) computed at statutory rate                                 (11,565)
        Refinement of deferred tax balances                                              1,116
        Interest maintenance reserve                                                     2,326
        Other                                                                                2
                                                                                ------------------
        Total                                                                   $       (8,121)
                                                                                ==================
        Federal income tax incurred                                             $        (9,175)

        Change in net deferred income tax                                                 1,054
                                                                                ------------------
        Total statutory income tax benefit                                      $        (8,121)
                                                                                ==================


     There are no federal income taxes incurred that will be available for recoupment in the event of future net losses for 2003 and 2002.

     The Company had  receivables  of $2,285,000  and $6,562,000 at December 31,
     2003  and  2002,   respectively,   for  federal   income  taxes  under  the
     intercompany tax sharing agreement

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

9.   Capital and Surplus

     Under Oklahoma insurance regulations, the Company is required to maintain a minimum total capital and surplus of $750,000. Additionally, the amount of dividends that can be paid by the Company to its stockholder without prior approval of the Oklahoma Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.


10.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                             December 31
                                                                2003                             2002
                                                    -----------------------------    ------------------------------
                                                      Carrying          Fair           Carrying           Fair
                                                       Amount           Value           Amount           Value
                                                    -------------    ------------    -------------    -------------
                                                                            (In Thousands)
     Assets:
          Bonds                                     $  6,231,961     $  6,406,763    $  6,116,495     $  6,336,335
          Preferred stocks                                 1,273            1,273           1,088            1,088
          Mortgage loans                               1,471,607        1,576,183       1,483,855        1,632,720
          Contract loans                                  32,247           32,247          32,454           32,454
          Derivative securities                            1,554         (124,219)          3,393         (137,177)
          Short-term investments                          16,651           16,651           5,650            5,650
          Cash                                            11,088           11,088           3,466            3,466
          Receivable for securities                          341              341           2,873            2,873

     Liabilities:
          Individual and group annuities               6,833,372        6,645,174       6,775,875        6,621,753
          Deposit type contract                          224,767          235,291         246,501          258,945


     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

          Fixed maturities: The fair values for bonds and preferred stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 12% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Market value as determined by the SVO as of December 31, 2003 and 2002 is $6,263,837,000 and $6,154,770,000, respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value. 1.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

11.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     The Company has committed to provide additional capital contributions of $31,599,000 in partnership investments at December 31, 2003.


12.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $75,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225%, or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $9,000 and $20,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had no amounts payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to: the cost of funds for BONY for the period applicable for the advance plus .35% or a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $4,000 and $31,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had no amounts payable to BONY.


13.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2007, the companies can borrow up to $95,800,000 from one another. Interest on any Company borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $125,000 and interest income of $275,000 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to ING AIH and $16,400,000 receivable from ING AIH.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $25,272,000 and $19,698,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received under these agreements were $30,727,000 and $31,437,000 for the years ended December 31, 2003 and 2002, respectively.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

     Services Agreement with ING Financial Advisors, LLC: The Company has entered into a services agreement with Services Agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Assets and liabilities along with related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


14.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has estimated this liability to be $12,422,000 and $12,397,000 as of December 31, 2003 and 2002, respectively and has recorded a reserve. The Company has also recorded an asset of $34,000 and $2,451,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.


15.  Subsequent Events

     Effective January 1, 2004, the Company was a party to a merger with its parent, Equitable, and two other affiliated companies, United Life and Annuity Insurance Company ("ULA") and Golden American Life Insurance Company ("Golden").

     Golden requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. Equitable, ULA, and the Company requested the Iowa Department of Insurance (for Equitable and ULA) and the Oklahoma Insurance Department (for the Company) approve the merger of the affiliated life insurance company operations of Equitable, ULA, Golden, and the Company with Golden being the survivor. The sequence of events, effective January 1, 2004, was as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company.

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Department of Insurance approved the merger on July 21, 2003 and the Oklahoma Insurance Department approved it on August 11, 2003.

Financial Statements
Separate Account EQ of
ING USA Annuity and Life Insurance Company
Year ended December 31, 2003
with Report of Independent Authors

                       This page intentionally left blank.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                              Financial Statements
                          Year ended December 31, 2003



                                    Contents

Report of Independent Auditors                                                1

Audited Financial Statements

Statements of Assets and Liabilities                                          3
Statements of Operations                                                     10
Statements of Changes in Net Assets                                          17
Notes to Financial Statements                                                26

                       This page intentionally left blank.

                         Report of Independent Auditors


The Board of Directors and Participants
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company)

We have audited the accompanying statements of assets and liabilities of Separate Account EQ of ING USA Annuity and Life Insurance Company (formerly Equitable Life Insurance Company of Iowa Separate Account A) (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

ING Investors Trust:                                            ING T. Rowe Price Equity Income Portfolio
   ING AIM Mid-Cap Growth Portfolio                             ING Van Kampen Growth and Income Portfolio
   ING Alliance Mid-Cap Growth Portfolio                        ING Van Kampen Real Estate Portfolio
   ING Capital Guardian Large Cap Value Portfolio            ING Variable Insurance Trust:
   ING Capital Guardian Managed Global Portfolio                ING VP Worldwide Growth Series
   ING Capital Guardian Small Cap Value Portfolio            Greenwich Street Series Fund:
   ING Developing World Portfolio                               GreenwichAppreciation Portfolio
   ING Eagle Asset Value Equity Portfolio                    PIMCO Variable Insurance Trust
   ING Hard Assets Portfolio                                    PIMCO High Yield Portfolio
   ING International Portfolio                                  PIMCO StocksPLUS Growth and Income Portfolio
   ING Jennison Equity Opportunities Portfolio               Prudential Series Fund, Inc:
   ING Limited Maturity Bond Portfolio                          Prudential Jennison Portfolio
   ING Liquid Assets Portfolio                               Smith Barney Allocation Series, Inc:
   ING Marisco Growth Portfolio                                 Smith Barney Select Balanced Portfolio
   ING MFS Mid-Cap Growth Portfolio                             Smith Barney Select Growth Portfolio
   ING MFS Research Portfolio                                   Smith Barney Select High Growth Portfolio
   ING MFS Total Return Portfolio                            Travelers Series Fund, Inc:
   ING PIMCO Core Bond Portfolio                                Smith Barney High Income Portfolio
   ING Salomon Brothers All Cap Portfolio                       Smith Barney International All Cap Growth Portfolio
   ING Salomon Brothers Investors Portfolio                     Smith Barney Large Cap Value Portfolio
   ING T. Rowe Price Capital Appreciation Portfolio             Smith Barney Money Market Portfolio

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Separate Account EQ of ING USA Annuity and Life Insurance Company at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.



                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)




                                                                   ING Capital      ING Capital
                                  ING AIM        ING Alliance       Guardian         Guardian         ING Capital
                                  Mid-Cap          Mid-Cap          Large Cap         Managed          Guardian
                                  Growth            Growth            Value           Global           Small Cap
                              ---------------- ----------------- ---------------- ----------------  ----------------
Assets
Investments in mutual
    funds at fair value               $ 5,861          $ 58,627          $ 9,401          $ 3,583          $ 28,216
                              ---------------- ----------------- ---------------- ----------------  ----------------
Total assets                            5,861            58,627            9,401            3,583            28,216
Liabilities
Due to (from) Equitable
    Life Insurance Company                  4                34                4                2                19
                              ---------------- ----------------- ---------------- ----------------  ----------------
Total liabilities                           4                34                4                2                19
                              ---------------- ----------------- ---------------- ----------------  ----------------
Net assets                            $ 5,857          $ 58,593          $ 9,397          $ 3,581          $ 28,197
                              ================ ================= ================ ================  ================
Accumulation units
    outstanding                   416,260.287     3,525,386.375      926,219.185      193,148.271     1,551,154.899
                              ================ ================= ================ ================  ================
Value per accumulation unit           $ 14.08           $ 16.63          $ 10.15          $ 18.55           $ 18.19
                              ================ ================= ================ ================  ================
Total number of
    mutual fund shares                452,269         3,934,671          888,582          317,098         2,567,444
                              ================ ================= ================ ================  ================
Cost of mutual fund shares            $ 5,315          $ 58,023          $ 8,195          $ 3,140          $ 25,706
                              ================ ================= ================ ================  ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)

                                                                                                         ING
                                    ING           ING Eagle                                            Jennison
                                Developing       Asset Value          ING               ING             Equity
                                   World           Equity         Hard Assets      International    Opportunities
                              ---------------- ---------------- ----------------  ----------------  ---------------
Assets
Investments in mutual
    funds at fair value               $ 2,815          $ 2,669          $ 1,484          $ 21,149          $ 4,186
                              ---------------- ---------------- ----------------  ----------------  ---------------
Total assets                            2,815            2,669            1,484            21,149            4,186
Liabilities
Due to (from) Equitable
    Life Insurance Company                  2                1                1                12                4
                              ---------------- ---------------- ----------------  ----------------  ---------------
Total liabilities                           2                1                1                12                4
                              ---------------- ---------------- ----------------  ----------------  ---------------
Net assets                            $ 2,813          $ 2,668          $ 1,483          $ 21,137          $ 4,182
                              ================ ================ ================  ================  ===============
Accumulation units
    outstanding                   312,448.259      144,117.231       70,367.772     2,319,001.369      215,016.661
                              ================ ================ ================  ================  ===============
Value per accumulation unit            $ 9.01          $ 18.52          $ 21.09            $ 9.12          $ 19.47
                              ================ ================ ================  ================  ===============
Total number of
    mutual fund shares                303,343          166,834           99,688         2,381,690          318,603
                              ================ ================ ================  ================  ===============
Cost of mutual fund shares            $ 2,221          $ 2,417          $ 1,097          $ 26,475          $ 3,999
                              ================ ================ ================  ================  ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)

                                    ING
                                  Limited             ING               ING             ING MFS
                                  Maturity           Liquid           Marisco           Mid Cap           ING MFS
                                    Bond             Assets           Growth            Growth           Research
                              ----------------- ----------------- ----------------  ----------------  ----------------
Assets
Investments in mutual
    funds at fair value               $ 28,799          $ 23,155         $ 60,331         $ 100,264         $ 145,982
                              ----------------- ----------------- ----------------  ----------------  ----------------
Total assets                            28,799            23,155           60,331           100,264           145,982
Liabilities
Due to (from) Equitable
    Life Insurance Company                  12                11               43                65                88
                              ----------------- ----------------- ----------------  ----------------  ----------------
Total liabilities                           12                11               43                65                88
                              ----------------- ----------------- ----------------  ----------------  ----------------
Net assets                            $ 28,787          $ 23,144         $ 60,288         $ 100,199         $ 145,894
                              ================= ================= ================  ================  ================
Accumulation units
    outstanding                  1,408,961.987     1,471,076.275    4,384,495.801     4,553,301.592     7,848,496.066
                              ================= ================= ================  ================  ================
Value per accumulation unit            $ 20.44           $ 15.74          $ 13.76           $ 22.02           $ 18.60
                              ================= ================= ================  ================  ================
Total number of
    mutual fund shares               2,472,033        23,154,724        4,676,785         9,927,146         9,817,242
                              ================= ================= ================  ================  ================
Cost of mutual fund shares            $ 28,116          $ 23,155         $ 75,785         $ 193,354         $ 194,092
                              ================= ================= ================  ================  ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)

                                                                                        ING               ING
                                  ING MFS                          ING Salomon        Salomon        T. Rowe Price
                                   Total           ING PIMCO        Brothers         Brothers           Capital
                                   Return          Core Bond         All Cap         Investors       Appreciation
                              ----------------- ---------------- ---------------- ----------------  ----------------
Assets
Investments in mutual
    funds at fair value              $ 170,830         $ 10,129          $ 6,390          $ 3,405          $ 39,029
                              ----------------- ---------------- ---------------- ----------------  ----------------
Total assets                           170,830           10,129            6,390            3,405            39,029
Liabilities
Due to (from) Equitable
    Life Insurance Company                  81                5                4                2                18
                              ----------------- ---------------- ---------------- ----------------  ----------------
Total liabilities                           81                5                4                2                18
                              ----------------- ---------------- ---------------- ----------------  ----------------
Net assets                           $ 170,749         $ 10,124          $ 6,386          $ 3,403          $ 39,011
                              ================= ================ ================ ================  ================
Accumulation units
    outstanding                  7,715,876.676      772,032.277      545,675.854      325,880.442     1,130,633.494
                              ================= ================ ================ ================  ================
Value per accumulation unit            $ 22.14          $ 13.12          $ 11.71          $ 10.45           $ 34.52
                              ================= ================ ================ ================  ================
Total number of
    mutual fund shares               9,926,206          945,738          537,913          323,970         1,827,224
                              ================= ================ ================ ================  ================
Cost of mutual fund shares           $ 158,262          $ 9,869          $ 5,587          $ 3,291          $ 32,810
                              ================= ================ ================ ================  ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)

                                                     ING
                                    ING           Van Kampen           ING           ING VIT
                               T. Rowe Price      Growth and       Van Kampen        Worldwide         Greenwich
                               Equity Income        Income         Real Estate        Growth         Appreciation
                              ---------------- ----------------- ---------------- ----------------  ----------------
Assets
Investments in mutual
    funds at fair value               $ 7,370          $ 45,595          $ 8,226            $ 564          $ 51,870
                              ---------------- ----------------- ---------------- ----------------  ----------------
Total assets                            7,370            45,595            8,226              564            51,870
Liabilities
Due to (from) Equitable
    Life Insurance Company                  3                25                4                1                25
                              ---------------- ----------------- ---------------- ----------------  ----------------
Total liabilities                           3                25                4                1                25
                              ---------------- ----------------- ---------------- ----------------  ----------------
Net assets                            $ 7,367          $ 45,570          $ 8,222            $ 563          $ 51,845
                              ================ ================= ================ ================  ================
Accumulation units
    outstanding                   292,013.486     1,987,590.835      215,860.707       85,080.617     3,042,234.698
                              ================ ================= ================ ================  ================
Value per accumulation unit           $ 25.24           $ 22.94          $ 38.11           $ 6.63           $ 17.05
                              ================ ================= ================ ================  ================
Total number of
    mutual fund shares                608,114         2,074,404          402,072           81,046         2,382,647
                              ================ ================= ================ ================  ================
Cost of mutual fund shares            $ 6,316          $ 47,709          $ 6,682            $ 533          $ 49,425
                              ================ ================= ================ ================  ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)

                                                    PIMCO                              Smith             Smith
                                                 StocksPLUS                           Barney            Barney
                                   PIMCO         Growth and       Prudential          Select            Select
                                High Yield         Income          Jennision         Balanced           Growth
                              ---------------- ---------------- ----------------  ----------------  ----------------
Assets
Investments in mutual
    funds at fair value               $ 7,158          $ 5,744            $ 513          $ 43,825          $ 35,186
                              ---------------- ---------------- ----------------  ----------------  ----------------
Total assets                            7,158            5,744              513            43,825            35,186
Liabilities
Due to (from) Equitable
    Life Insurance Company                  3                3                1                16                18
                              ---------------- ---------------- ----------------  ----------------  ----------------
Total liabilities                           3                3                1                16                18
                              ---------------- ---------------- ----------------  ----------------  ----------------
Net assets                            $ 7,155          $ 5,741            $ 512          $ 43,809          $ 35,168
                              ================ ================ ================  ================  ================
Accumulation units
    outstanding                   600,486.152      555,024.058       93,918.149     3,150,642.106     2,869,976.238
                              ================ ================ ================  ================  ================
Value per accumulation unit           $ 11.92          $ 10.35           $ 5.46           $ 13.91           $ 12.26
                              ================ ================ ================  ================  ================
Total number of
    mutual fund shares                874,008          620,249           31,160         3,878,354         3,619,949
                              ================ ================ ================  ================  ================
Cost of mutual fund shares            $ 6,743          $ 4,582            $ 419          $ 44,955          $ 40,086
                              ================ ================ ================  ================  ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)

                                   Smith             Smith         Smith Barney         Smith             Smith
                                   Barney           Barney        International         Barney           Barney
                                   Select            High            All Cap          Large Cap           Money
                                High Growth         Income            Growth            Value            Market
                              ----------------- ---------------- ----------------- ----------------- ----------------
Assets
Investments in mutual
    funds at fair value               $ 22,998         $ 13,424          $ 14,725          $ 51,714          $ 9,703
                              ----------------- ---------------- ----------------- ----------------- ----------------
Total assets                            22,998           13,424            14,725            51,714            9,703
Liabilities
Due to (from) Equitable
    Life Insurance Company                  15                6                 7                24                3
                              ----------------- ---------------- ----------------- ----------------- ----------------
Total liabilities                           15                6                 7                24                3
                              ----------------- ---------------- ----------------- ----------------- ----------------
Net assets                            $ 22,983         $ 13,418          $ 14,718          $ 51,690          $ 9,700
                              ================= ================ ================= ================= ================
Accumulation units
    outstanding                  1,850,227.567      946,662.395     1,327,776.771     2,916,764.249      779,991.054
                              ================= ================ ================= ================= ================
Value per accumulation unit            $ 12.43          $ 14.18           $ 11.09           $ 17.73          $ 12.44
                              ================= ================ ================= ================= ================
Total number of
    mutual fund shares               2,046,117        1,806,695         1,326,621         3,113,446        9,701,274
                              ================= ================ ================= ================= ================
Cost of mutual fund shares            $ 25,593         $ 16,189          $ 20,811          $ 61,272          $ 9,696
                              ================= ================ ================= ================= ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                                                      ING Capital       ING Capital
                                      ING AIM       ING Alliance        Guardian         Guardian        ING Capital
                                      Mid-Cap          Mid-Cap         Large Cap          Managed         Guardian
                                      Growth           Growth            Value            Global          Small Cap
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                                 $ -              $ -              $ 4               $ -             $ 36
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                         -                -                4                 -               36
Expenses:
    Mortality and expense risk
      and other charges                        82              767              103                40              379
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                                 82              767              103                40              379
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)                  (82)            (767)             (99)              (40)            (343)
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                           (869)          (3,526)            (295)              (89)          (3,252)
Capital gains distributions                     -                -                -                 -                -
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions              (869)          (3,526)            (295)              (89)          (3,252)
Net unrealized appreciation
    (depreciation) of investments           2,654           28,051            2,384               930           11,209
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                       $ 1,703         $ 23,758          $ 1,990             $ 801          $ 7,614
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                                                                                             ING
                                        ING           ING Eagle                                           Jennison
                                    Developing       Asset Value          ING               ING            Equity
                                       World           Equity         Hard Assets      International    Opportunities
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                                 $ 5              $ 5              $ 4              $ 45              $ 3
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                         5                5                4                45                3
Expenses:
    Mortality and expense risk
      and other charges                        33               35               16               297               60
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                                 33               35               16               297               60
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)                  (28)             (30)             (12)             (252)             (57)
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                           (153)            (159)             (42)           (4,400)            (649)
Capital gains distributions                     -               (1)               -                 -                -
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions              (153)            (160)             (42)           (4,400)            (649)
Net unrealized appreciation
    (depreciation) of investments             921              661              470             9,181            1,626
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                         $ 740            $ 471            $ 416           $ 4,529            $ 920
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                        ING
                                      Limited            ING              ING             ING MFS
                                     Maturity          Liquid           Marisco           Mid Cap          ING MFS
                                       Bond            Assets            Growth           Growth          Research
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                               $ 221            $ 247              $ -               $ -            $ 278
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                       221              247                -                 -              278
Expenses:
    Mortality and expense risk
      and other charges                       533              562              896             1,446            2,200
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                                533              562              896             1,446            2,200
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)                 (312)            (315)            (896)           (1,446)          (1,922)
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                          1,078                -          (14,541)          (27,841)         (10,443)
Capital gains distributions                    62                -                -                 -                -
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions             1,140                -          (14,541)          (27,841)         (10,443)
Net unrealized appreciation
    (depreciation) of investments            (349)              15           29,925            57,170           40,464
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                         $ 479           $ (300)        $ 14,488          $ 27,883         $ 28,099
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                                                                                             ING
                                      ING MFS                         ING Salomon       ING Salomon     T. Rowe Price
                                       Total          ING PIMCO         Brothers         Brothers          Capital
                                      Return          Core Bond         All Cap          Investors      Appreciation
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                               $ 792            $  44              $ 3               $ 5            $ 120
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                       792               44                3                 5              120
Expenses:
    Mortality and expense risk
      and other charges                     2,562              181               81                43              550
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                              2,562              181               81                43              550
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)               (1,770)            (137)             (78)              (38)            (430)
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                            511               88             (395)             (199)             551
Capital gains distributions                     -              117                -                 -               44
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions               571              205             (395)             (199)             595
Net unrealized appreciation
    (depreciation) of investments          24,270              303            2,076               966            7,354
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                      $ 23,011            $ 371          $ 1,603             $ 729          $ 7,519
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                                         ING
                                        ING          Van Kampen           ING            ING VIT
                                   T. Rowe Price     Growth and        Van Kampen        Worldwide        Greenwich
                                   Equity Income       Income         Real Estate         Growth        Appreciation
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                                $ 18            $ 104             $ 13               $ -            $ 303
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                        18              104               13                 -              303
Expenses:
    Mortality and expense risk
      and other charges                        95              653              104                 7              756
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                                 95              653              104                 7              756
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)                  (77)            (549)             (91)               (7)            (453)
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                           (247)            (650)              38               (57)            (792)
Capital gains distributions                     9                -               50                 -                -
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions              (249)            (650)              88               (57)            (792)
Net unrealized appreciation
    (depreciation) of investments           1,696           10,828            2,015               175           11,178
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                       $ 1,381          $ 9,629          $ 2,012             $ 111          $ 9,933
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                                Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                                        PIMCO                              Smith            Smith
                                                     StocksPLUS                           Barney           Barney
                                       PIMCO         Growth and        Prudential         Select           Select
                                    High Yield         Income          Jennision         Balanced          Growth
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                               $ 440            $ 117              $ -           $ 1,073            $ 533
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                       440              117                -             1,073              533
Expenses:
    Mortality and expense risk
      and other charges                        94               88                8               648              525
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                                 94               88                8               648              525
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)                  346               29               (8)              425                8
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                            208             (385)              (8)           (1,182)          (2,836)
Capital gains distributions                     -                -                -                 -                -
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions               208             (385)              (8)           (1,182)          (2,836)
Net unrealized appreciation
    (depreciation) of investments             557            1,797              122             8,004           11,003
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                       $ 1,111          $ 1,441            $ 106           $ 7,247          $ 8,175
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                       Smith            Smith         Smith Barney         Smith            Smith
                                      Barney           Barney        International        Barney           Barney
                                      Select            High            All Cap          Large Cap          Money
                                    High Growth        Income            Growth            Value           Market
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                               $ 125            $ 927            $ 136             $ 789             $ 89
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                       125              927              136               789               89
Expenses:
    Mortality and expense risk
      and other charges                     $ 334            $ 198            $ 208             $ 734            $ 232
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                                334              198              208               734              232
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)                 (209)             729              (72)               55             (143)
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                       $ (1,138)        $ (2,371)        $ (1,154)         $ (2,920)             $ 1
Capital gains distributions                     -                -                -                 -                -
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions            (1,138)          (2,371)          (1,154)           (2,920)               1
Net unrealized appreciation
    (depreciation) of investments         $ 7,499          $ 4,569          $ 4,264          $ 13,678             $ 12
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                       $ 6,152          $ 2,927          $ 3,038          $ 10,813           $ (130)
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)

                                                                                                  ING Capital    ING Capital
                                                                    ING AIM      ING Alliance      Guardian        Guardian
                                                                    Mid-Cap         Mid-Cap        Large Cap       Managed
                                                                     Growth         Growth           Value          Global
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                           $ 8,753       $ 70,000         $ 5,773         $ 1,958
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (105)          (807)            (68)            (30)
    Net realized gain (loss) on investments and
      capital gains distributions                                        (1,733)        (7,414)           (409)           (428)
    Net unrealized appreciation (depreciation) of investments              (875)       (12,571)         (1,085)            (57)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                      (2,713)       (20,792)         (1,562)           (515)
Changes from principal transactions:
    Purchase payments                                                       359          1,776             421             168
    Contract distributions and terminations                                (269)        (2,431)           (329)            (67)
    Transfer payments from (to) other divisions, net                     (1,603)        (8,588)            644             422
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (1,513)        (9,243)            736             523
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                (4,226)       (30,035)           (826)              8
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                           4,527         39,965           4,947           1,966
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            (82)          (767)            (99)            (40)
    Net realized gain (loss) on investments and
      capital gains distributions                                          (869)        (3,524)           (295)            (89)
    Net unrealized appreciation (depreciation) of investments             2,654         28,051           2,384             930
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                       1,703         23,758           1,990             801
Changes from principal transactions:
    Purchase payments                                                       270          1,298             351             272
    Contract distributions and terminations                                (197)        (2,423)           (608)           (252)
    Transfer payments from (to) other divisions, net                       (446)        (4,005)          2,717             794
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                                 (373)        (5,130)          2,460             814
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 1,330         18,628           4,450           1,615
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                         $ 5,857       $ 58,593         $ 9,397         $ 3,581
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)


                                                                  ING Capital         ING          ING Eagle
                                                                    Guardian      Developing      Asset Value        ING
                                                                   Small Cap         World          Equity       Hard Assets
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                          $ 30,560        $ 2,345         $ 2,923           $ 290
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (392)           (41)            (25)             (7)
    Net realized gain (loss) on investments and
      capital gains distributions                                       (10,789)          (853)           (311)            (41)
    Net unrealized appreciation (depreciation) of investments             2,910            549            (246)            (56)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                      (8,271)          (345)           (582)           (104)
Changes from principal transactions:
    Purchase payments                                                     1,382            117             129              49
    Contract distributions and terminations                              (1,029)          (116)           (219)            (34)
    Transfer payments from (to) other divisions, net                     (2,135)           (93)            (22)            956
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (1,782)           (92)           (112)            971
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                               (10,053)          (437)           (694)            867
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          20,507          1,908           2,229           1,157
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (343)           (28)            (30)            (12)
    Net realized gain (loss) on investments and
      capital gains distributions                                        (3,252)          (153)           (159)            (42)
    Net unrealized appreciation (depreciation) of investments            11,209            921             661             470
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                       7,614            740             472             416
Changes from principal transactions:
    Purchase payments                                                     1,130             99              91              56
    Contract distributions and terminations                              (1,087)           (85)            (78)            (53)
    Transfer payments from (to) other divisions, net                         33            151             (46)            (93)
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                                   76            165             (33)            (90)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 7,690            905             439             326
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                        $ 28,197        $ 2,813         $ 2,668         $ 1,483
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)

                                                                                      ING             ING
                                                                                   Jennison         Limited          ING
                                                                      ING           Equity         Maturity         Liquid
                                                                 International   Opportunities       Bond           Assets
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                          $ 27,208        $ 5,662        $ 31,561        $ 41,712
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (200)           (69)            622            (116)
    Net realized gain (loss) on investments and
      capital gains distributions                                        (5,802)          (810)            543               -
    Net unrealized appreciation (depreciation) of investments             1,586           (804)            685               -
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                      (4,416)        (1,683)          1,850            (116)
Changes from principal transactions:
    Purchase payments                                                       896            377             816           4,406
    Contract distributions and terminations                                (935)          (227)         (2,177)        (62,990)
    Transfer payments from (to) other divisions, net                     (3,773)          (571)          5,677          56,333
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (3,812)          (421)          4,316          (2,251)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                (8,228)        (2,104)          6,166          (2,367)
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          18,980          3,558          37,727          39,345
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (252)           (57)           (312)           (315)
    Net realized gain (loss) on investments and
      capital gains distributions                                        (4,400)          (649)          1,140               -
    Net unrealized appreciation (depreciation) of investments             9,181          1,626            (349)             15
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                       4,529            920             479            (300)
Changes from principal transactions:
    Purchase payments                                                       701            324             831           1,009
    Contract distributions and terminations                                (777)          (193)         (2,793)        (60,397)
    Transfer payments from (to) other divisions, net                     (2,296)          (427)         (7,457)         43,487
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (2,372)          (296)         (9,419)        (15,901)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 2,157            624          (8,940)        (16,201)
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                        $ 21,137        $ 4,182        $ 28,787        $ 23,144
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)


                                                                      ING           ING MFS                        ING MFS
                                                                    Marisco         Mid Cap         ING MFS         Total
                                                                     Growth         Growth         Research         Return
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                          $ 90,264      $ 195,205       $ 227,224       $ 202,440
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                         (1,082)        (1,911)         (2,117)            982
    Net realized gain (loss) on investments and
      capital gains distributions                                       (33,541)       (24,692)        (13,577)          1,579
    Net unrealized appreciation (depreciation) of investments             8,389        (64,615)        (40,071)        (15,660)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                     (26,234)       (91,218)        (55,765)        (13,099)
Changes from principal transactions:
    Purchase payments                                                     3,882          4,034           4,048           4,170
    Contract distributions and terminations                              (2,955)        (5,173)         (7,906)         (9,781)
    Transfer payments from (to) other divisions, net                    (13,984)       (22,703)        (29,335)        (17,680)
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                              (13,057)       (23,842)        (33,193)        (23,291)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                               (39,291)      (115,060)        (88,958)        (36,390)
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          50,973         80,145         138,266         166,050
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (896)        (1,446)         (1,922)         (1,770)
    Net realized gain (loss) on investments and
      capital gains distributions                                       (14,541)       (27,841)        (10,443)            511
    Net unrealized appreciation (depreciation) of investments            29,925         57,170          40,464          24,270
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                      14,488         27,883          28,099          23,011
Changes from principal transactions:
    Purchase payments                                                     2,549          2,728           2,675           3,135
    Contract distributions and terminations                              (2,592)        (4,117)         (6,020)         (9,102)
    Transfer payments from (to) other divisions, net                     (5,130)        (6,440)        (17,126)        (12,345)
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (5,173)        (7,829)        (20,471)        (18,312)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 9,315         20,054           7,628           4,699
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                        $ 60,288      $ 100,199       $ 145,894       $ 170,749
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)


                                                                                  ING Salomon     ING Salomon    ING T. Rowe
                                                                   ING PIMCO       Brothers        Brothers     Price Capital
                                                                   Core Bond        All Cap        Investors     Appreciation
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                           $ 7,046        $ 6,728         $ 3,784        $ 30,020
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            108            (83)            (26)            (17)
    Net realized gain (loss) on investments and
      capital gains distributions                                          (253)          (760)           (245)            810
    Net unrealized appreciation (depreciation) of investments               730         (1,127)           (629)         (1,822)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                         585         (1,970)           (900)         (1,029)
Changes from principal transactions:
    Purchase payments                                                       178            377             102           1,383
    Contract distributions and terminations                                (570)          (363)           (344)         (1,858)
    Transfer payments from (to) other divisions, net                      3,851           (373)            (20)          5,786
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                                3,459           (359)           (262)          5,311
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 4,044         (2,329)         (1,162)          4,282
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          11,090          4,399           2,622          34,302
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (137)           (78)            (38)           (430)
    Net realized gain (loss) on investments and
      capital gains distributions                                           205           (395)           (199)            595
    Net unrealized appreciation (depreciation) of investments               303          2,076             966           7,354
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                         371          1,603             729           7,519
Changes from principal transactions:
    Purchase payments                                                       264            241             187           1,079
    Contract distributions and terminations                              (1,184)          (278)           (295)         (2,277)
    Transfer payments from (to) other divisions, net                       (417)           421             160          (1,612)
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (1,337)           384              52          (2,810)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                  (966)         1,987             781           4,709
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                        $ 10,124        $ 6,386         $ 3,403        $ 39,011
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)

                                                                                      ING
                                                                      ING         Van Kampen          ING          ING VIT
                                                                 T. Rowe Price    Growth and      Van Kampen      Worldwide
                                                                 Equity Income      Income        Real Estate       Growth
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                           $ 5,718       $ 54,488         $ 3,714           $ 298
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            (15)          (361)            115              (6)
    Net realized gain (loss) on investments and
      capital gains distributions                                          (528)        (2,005)             11             (18)
    Net unrealized appreciation (depreciation) of investments              (492)        (6,075)           (438)            (76)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                      (1,035)        (8,441)           (312)           (100)
Changes from principal transactions:
    Purchase payments                                                       431          2,145             233              66
    Contract distributions and terminations                                (231)        (2,138)           (252)             (4)
    Transfer payments from (to) other divisions, net                        299         (6,277)          2,436              82
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                                  499         (6,270)          2,417             144
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                  (536)       (14,711)          2,105              44
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                           5,182         39,777           5,819             342
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            (77)          (549)            (91)             (7)
    Net realized gain (loss) on investments and
      capital gains distributions                                          (288)          (650)             88             (57)
    Net unrealized appreciation (depreciation) of investments             1,696         10,828           2,015             175
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                       1,381          9,629           2,012             111
Changes from principal transactions:
    Purchase payments                                                       330          1,398             281              47
    Contract distributions and terminations                                (356)        (2,263)           (363)            (15)
    Transfer payments from (to) other divisions, net                        830         (2,971)            473              78
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                                  804         (3,836)            391             110
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 2,185          5,793           2,403             221
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                         $ 7,367       $ 45,570         $ 8,222           $ 563
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)

                                                                                                     PIMCO
                                                                                                  StocksPLUS
                                                                   Greenwich         PIMCO        Growth and      Prudential
                                                                  Appreciation    High Yield        Income         Jennison
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                          $ 70,851        $ 4,432         $ 7,638           $ 486
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            (91)           276              81              (7)
    Net realized gain (loss) on investments and
      capital gains distributions                                           (38)          (453)         (3,361)           (106)
    Net unrealized appreciation (depreciation) of investments           (12,399)            47           1,598             (41)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                     (12,528)          (130)         (1,682)           (154)
Changes from principal transactions:
    Purchase payments                                                       320            119             289              56
    Contract distributions and terminations                              (2,933)          (241)           (248)            (21)
    Transfer payments from (to) other divisions, net                     (7,306)          (577)            467              10
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (9,919)          (699)            508              45
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                               (22,447)          (829)         (1,174)           (109)
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          48,404          3,603           6,464             377
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (453)           346              29              (8)
    Net realized gain (loss) on investments and
      capital gains distributions                                          (792)           208            (385)             (8)
    Net unrealized appreciation (depreciation) of investments            11,178            557           1,797             122
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting                           9,933          1,111           1,441             106
    from operations
Changes from principal transactions:
    Purchase payments                                                       236            218             170              53
    Contract distributions and terminations                              (1,835)          (408)           (298)            (33)
    Transfer payments from (to) other divisions, net                     (4,893)         2,631          (2,036)              9
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (6,492)         2,441          (2,164)             29
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 3,441          3,552            (723)            135
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                        $ 51,845        $ 7,155         $ 5,741           $ 512
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)

                                                                     Smith           Smith           Smith          Smith
                                                                     Barney         Barney          Barney          Barney
                                                                     Select         Select          Select           High
                                                                    Balanced        Growth        High Growth       Income
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                          $ 55,899       $ 49,444        $ 31,610        $ 14,330
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                          2,423          3,639            (131)          2,739
    Net realized gain (loss) on investments and
      capital gains distributions                                        (1,225)         1,256            (702)         (2,026)
    Net unrealized appreciation (depreciation) of investments            (5,545)       (13,800)         (6,396)         (1,378)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                      (4,347)        (8,905)         (7,229)           (665)
Changes from principal transactions:
    Purchase payments                                                       100            294             250              87
    Contract distributions and terminations                              (2,663)        (1,847)           (855)           (909)
    Transfer payments from (to) other divisions, net                     (6,076)        (5,775)         (4,088)         (1,363)
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (8,639)        (7,328)         (4,693)         (2,185)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                               (12,986)       (16,233)        (11,922)         (2,850)
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          42,913         33,211          19,688          11,480
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            425              8            (209)            729
    Net realized gain (loss) on investments and
      capital gains distributions                                        (1,182)        (2,836)         (1,138)         (2,371)
    Net unrealized appreciation (depreciation) of investments             8,004         11,003           7,499           4,569
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                       7,247          8,175           6,152           2,927
Changes from principal transactions:
    Purchase payments                                                        92            216             154              96
    Contract distributions and terminations                              (2,139)        (1,270)           (823)           (574)
    Transfer payments from (to) other divisions, net                     (4,304)        (5,164)         (2,188)           (511)
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (6,351)        (6,218)         (2,857)           (989)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                   896          1,957           3,295           1,938
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                        $ 43,809       $ 35,168        $ 22,983        $ 13,418
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)

                                                                  Smith Barney       Smith           Smith
                                                                 International      Barney          Barney
                                                                    All Cap        Large Cap         Money
                                                                     Growth          Value          Market
                                                                 --------------- --------------  --------------
Net assets at January 1, 2002                                          $ 22,004       $ 76,678        $ 17,642
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (109)         1,289             (71)
    Net realized gain (loss) on investments and
      capital gains distributions                                          (876)        (1,973)              -
    Net unrealized appreciation (depreciation) of investments            (4,578)       (18,368)              -
                                                                 --------------- --------------  --------------
Net increase (decrease) in net assets resulting                          (5,563)       (19,052)            (71)
    from operations
Changes from principal transactions:
    Purchase payments                                                       131            344              34
    Contract distributions and terminations                                (637)        (2,730)        (51,044)
    Transfer payments from (to) other divisions, net                     (2,376)        (7,683)         49,156
                                                                 --------------- --------------  --------------
Increase (decrease) in net assets derived from
    principal transactions                                               (2,882)       (10,069)         (1,854)
                                                                 --------------- --------------  --------------
Total increase (decrease)                                                (8,445)       (29,121)         (1,925)
                                                                 --------------- --------------  --------------
Net assets at December 31, 2002                                          13,559         47,557          15,717
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            (72)            55            (143)
    Net realized gain (loss) on investments and
      capital gains distributions                                        (1,154)        (2,920)              1
    Net unrealized appreciation (depreciation) of investments             4,264         13,678              12
                                                                 --------------- --------------  --------------
Net increase (decrease) in net assets resulting
    from operations                                                       3,038         10,813            (130)
Changes from principal transactions:
    Purchase payments                                                        89            367              18
    Contract distributions and terminations                                (427)        (2,461)        (39,617)
    Transfer payments from (to) other divisions, net                     (1,541)        (4,586)         33,712
                                                                 --------------- --------------  --------------
Increase (decrease) in net assets derived from
    principal transactions                                               (1,879)        (6,681)         (5,887)
                                                                 --------------- --------------  --------------
Total increase (decrease)                                                 1,159          4,133          (6,017)
                                                                 --------------- --------------  --------------
Net assets at December 31, 2003                                        $ 14,718       $ 51,690         $ 9,700
                                                                 =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

1.       Organization

         Equitable Life Insurance Company of Iowa Separate Account A (the "Account") was established by Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

         On January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA. In conjunction with the Golden American name change, the Account changed its name to Separate Account EQ of ING USA Annuity and Life Insurance Company.

         The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Equitable Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Equitable Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Equitable Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Equitable Life.

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

         At December 31, 2003, the Account had, under the Equi-Select Variable Annuity product and the PrimElite product, thirty-five investment divisions (the "Divisions"), eleven of which invest in an independently managed mutual fund portfolio and twenty-four of which invest in a mutual fund portfolio managed by an affiliate, either Directed Services, Inc. or ING Investments, LLC. The assets in each Division are invested in shares of a designated Series ("Series," which may also be referred to as "Portfolio") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

         ING Investors Trust:                                    ING Variable Insurance Trust:
            ING AIM Mid-Cap Growth Portfolio                        ING VIT Worldwide Growth Series
            ING Alliance Mid-Cap Growth Portfolio                Greenwich Street Series Fund:
            ING Capital Guardian Large Cap Value Portfolio          Greenwich Appreciation Portfolio
            ING Capital Guardian Managed Global Portfolio        PIMCO Variable Insurance Trust
            ING Capital Guardian Small Cap Value Portfolio          PIMCO High Yield Portfolio
            ING Developing World Portfolio                          PIMCO StocksPLUS Growth and Income Portfolio
            ING Eagle Asset Value Equity Portfolio               Prudential Series Fund, Inc:
            ING Hard Assets Portfolio                               Prudential Jennison Portfolio
            ING International Portfolio                          Smith Barney Allocation Series, Inc:
            ING Jennison Equity Opportunities Portfolio             Smith Barney Select Balanced Portfolio
            ING Limited Maturity Bond Portfolio                     Smith Barney Select Growth Portfolio
            ING Liquid Assets                                        Smith Barney Select High Growth Portfolio
            ING Marisco Growth Portfolio                         Travelers Series Fund, Inc:
            ING MFS Mid-Cap Growth Portfolio                        Smith Barney High Income Portfolio
            ING MFS Research Portfolio                              Smith Barney International All Cap Growth
            ING MFS Total Return Portfolio                            Portfolio
            ING PIMCO Core Bond Portfolio                           Smith Barney Large Cap Value Portfolio
            ING Salomon Brothers All Cap Portfolio                   Smith Barney Money Market Portfolio
            ING Salomon Brothers Investors Portfolio
            ING T. Rowe Price Capital Appreciation Portfolio
            ING T. Rowe Price Equity Income Portfolio
            ING Van Kampen Growth and Income Portfolio
            ING Van Kampen Real Estate Portfolio

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

         The names of certain Divisions and Trusts were changed during 2003. The following is a summary of current and former names for those Divisions and Trusts:

                              Current Name                                           Former Name
         --------------------------------------------------------  ------------------------------------------------
         ING Investors Trust:                                      The GCG Trust:
             ING AIM Mid-Cap Growth Portfolio                        Strategic Equity Series
             ING Alliance Mid-Cap Growth Portfolio                   Capital Growth Series
             ING Capital Guardian Large Cap Value Portfolio          Large Cap Value Series
             ING Capital Guardian Managed Global Portfolio           Managed Global Series
             ING Capital Guardian Small Cap Value Portfolio          Capital Guardian Small Cap Series
             ING Developing World Portfolio                          Developing World Series
             ING Eagle Asset Value Equity Portfolio                  Value Equity Series
             ING Hard Assets Portfolio                               Hard Assets Series
             ING International Portfolio                             International Equity Series
             ING Jennison Equity Opportunities Portfolio             Capital Appreciation Series
             ING Limited Maturity Bond Portfolio                     Limited Maturity Bond Series
             ING Liquid Assets Portfolio                             Liquid Asset Series
             ING Marisco Growth Portfolio                            Growth Series
             ING MFS Mid-Cap Growth Portfolio                        Mid Cap Growth Series
             ING MFS Research Portfolio                              Research Series
             ING MFS Total Return Portfolio                          Total Return Series
             ING PIMCO Core Bond Portfolio                           Core Bond Series
             ING Salomon Brothers All Cap Portfolio                  All Cap Series
             ING Salomon Brothers Investors Portfolio                Investors Series
             ING T. Rowe Price Capital Appreciation Portfolio        Fully Managed Series
             ING T. Rowe Price Equity Income Portfolio               Equity Income Series
             ING Van Kampen Growth and Income Portfolio              Van Kampen Growth and Income Series
             ING Van Kampen Real Estate Portfolio                    Real Estate Series

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

2.       Significant Accounting Policies

         The following is a summary of the significant accounting policies of the Account:

         Use of Estimates

         The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

         Investments

         Investments are made in shares of a Series or Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio. Investment transactions in each Series or Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

         Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, the total operations of Equitable Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Equitable Life.

         Variable Annuity Reserves

         All Contracts in the Account are currently in the accumulation period. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. To the extent that benefits to be paid to the Contractowners exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

3.       Charges and Fees

         Under the terms of the Contracts, certain charges are allocated to the Contracts to cover the Company's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

         Mortality and Expense Risk Charges

         Equitable Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks.

         Administrative Charges

         A daily charge at an annual rate of 0.15% of the assets attributable to the Contracts is deducted for administrative fees.

         Annual Contract Charges

         An annual contract charge of $30 is deducted on each Contract anniversary prior to the maturity date, upon full withdrawal of a Contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the Contract anniversary.

         Other Charges

         A transfer charge computed as the lesser of 2% of the Contract value transferred or $25 will be imposed on each transfer between Divisions in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the Contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

         Premium Taxes

         Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, Equitable Life may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

4.       Related Party Transactions

         During the year ended December 31, 2003, management fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from
         0.28 to 1.50% of the average net assets of each respective Portfolio. In addition, management fees were paid indirectly to ING Investments, LLC, also an affiliate of the Company, in its capacity as investment adviser to ING Variable Insurance Trust. The Fund's advisory agreement provided for a fee at an annual rate of 1.00% of the average net assets of the ING VP Worldwide Growth Portfolio.


5.       Subsequent Events

         On January 1, 2004, Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American. Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA.

         Prior to the merger date, the Merger Companies were affiliated companies of ING USA and indirect, wholly-owned subsidiaries of ING.

         In conjunction with the Golden American name change, the Account changed its name to Separate Account EQ of ING USA Annuity and Life Insurance Company.

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

6.       Purchases and Sales of Investment Securities

         The aggregate cost of purchases and proceeds from sales of investments follow:

                                                              Nine months ended                Year ended
                                                             September 30, 2003            December 31, 2002
                                                         ---------------------------- -----------------------------
                                                          Purchases        Sales        Purchases        Sales
                                                         -------------  ------------- -------------- --------------
                                                                          (Dollars in thousands)
         ING Investors Trust:
             ING AIM Mid-Cap Growth                           $ 1,547        $ 1,998        $ 1,289        $ 2,901
             ING Alliance Mid-Cap Growth                        2,886          8,749          3,953         13,973
             ING Capital Guardian Large Cap Value               3,635          1,270          2,061          1,386
             ING Capital Guardian Managed Global                1,211            435            964            471
             ING Capital Guardian Small Cap Value               3,167          3,415          3,660          5,815
             ING Developing World                                 934            795          1,403          1,536
             ING Eagle Asset Value Equity                         515            577          1,333          1,461
             ING Hard Assets                                      792            893          2,275          1,310
             ING International                                    950          3,562          1,442          5,442
             ING Jennison Equity Opportunities                    893          1,242          1,013          1,497
             ING Limited Maturity Bond                          4,122         13,779         14,426          9,400
             ING Liquid Assets                                 14,418         30,623         41,782         44,134
             ING Marisco Growth                                 3,790          9,816          8,055         22,144
             ING MFS Mid-Cap Growth                             4,824         14,034          2,594         28,268
             ING MFS Research                                     499         22,804          1,130         36,331
             ING MFS Total Return                               2,828         22,829          7,626         29,772
             ING PIMCO Core Bond                                4,260          5,612          6,924          3,338
             ING Salomon Brothers All Cap                       2,275          1,965          2,753          3,191
             ING Salomon Brothers Investors                       761            745            639            924
             ING T. Rowe Price Capital Appreciation             4,623          7,801         14,097          8,407
             ING T. Rowe Price Equity Income                    4,009          3,270          5,072          4,560
             ING Van Kampen Growth and Income                   1,690          6,050          2,413          9,013
             ING Van Kampen Real Estate                         2,890          2,536          5,314          2,711

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                              Nine months ended                Year ended
                                                             September 30, 2003            December 31, 2002
                                                         ---------------------------- -----------------------------
                                                          Purchases        Sales        Purchases        Sales
                                                         -------------  ------------- -------------- --------------
                                                                          (Dollars in thousands)
         ING Variable Insurance Trust:
             ING VIT Worldwide Growth                           $ 206          $ 102          $ 164           $ 26
         Greenwich Sreet Series Fund:
             Greenwich Appreciation                             1,933          8,853          2,645         12,629
         The PIMCO Variable Insurance Trust:
             PIMCO High Yield                                   7,422          4,632          3,695          4,118
             PIMCO StocksPLUS Growth and Income                 2,061          4,193          6,130          5,534
         Prudential Series Fund, Inc:
             Prudential Jennision                                 202            180            552            512
         Smith Barney Allocation Series, Inc:
             Smith Barney Select Balanced                       2,082          7,992          3,714          9,912
             Smith Barney Select Growth                         1,026          7,218          7,166          8,557
             Smith Barney Select High Growth                      814          3,865            433          5,228
         Travelers Series Fund, Inc:
             Smith Barney High Income                           2,337          2,591          3,511          2,951
             Smith Barney International All Cap Growth            330          2,274            293          3,275
             Smith Barney Large Cap Value                       1,737          8,338          3,338         12,092
             Smith Barney Money Market                          5,645         11,672         11,867         13,787

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

7.       Changes in Units

         The net changes in units outstanding follow:

                                                                           Year ended December 31
                                                              2003                                        2002
                                           ------------------------------------------- --------------------------------------------
                                                                             Net                                          Net
                                              Units          Units         Increase        Units          Units        Increase
                                              Issued        Redeemed      (Decrease)      Issued        Redeemed      (Decrease)
                                           -------------  -------------  ------------- -------------- -------------- --------------
ING Investors Trust:
    ING AIM Mid-Cap Growth                      167,660        208,680        (41,020)       107,789        245,707       (137,918)
    ING Alliance Mid-Cap Growth                 576,770      1,011,414       (434,644)       349,176      1,171,605       (822,429)
    ING Capital Guardian Large Cap Value        521,683        252,882        268,801        247,586        166,277         81,309
    ING Capital Guardian Managed Global          93,846         43,340         50,506         63,638         32,678         30,960
    ING Capital Guardian Small Cap              377,596        388,509        (10,913)       225,087        373,098       (148,011)
    ING Developing World                        152,261        146,455          5,806        200,945        225,545        (24,600)
    ING Eagle Asset Value Equity                 40,974         45,539         (4,565)        79,111         89,810        (10,699)
    ING Hard Assets                              57,724         69,770        (12,046)       147,672         85,752         61,920
    ING International                           372,160        705,999       (333,839)       170,710        658,668       (487,958)
    ING Jennison Equity Opportunities            74,846         96,317        (21,471)        61,803         87,473        (25,670)
    ING Limited Maturity Bond                    444760         907944       (463,184)       684,183        467,777        216,406
    ING Liquid Asset                          5,171,497      6,185,279     (1,013,782)     2,615,374      2,763,369       (147,995)
    ING Marisco Growth                          804,243      1,269,659       (465,416)       650,516      1,761,290     (1,110,774)
    ING MFS Mid-Cap Growth                      719,412      1,163,770       (444,358)       137,112      1,277,646     (1,140,534)
    ING MFS Research                            401,415      1,692,168     (1,290,753)        27,412      2,005,941     (1,978,529)
    ING MFS Total Return                        793,745      1,717,645       (923,900)       202,289      1,410,676     (1,208,387)
    ING PIMCO Core Bond                         456,977        557,847       (100,870)       545,943        267,251        278,692
    ING Salomon Brothers All Cap                 303677         272967         30,710        265,309        327,805        (62,496)
    ING Salomon Brothers Investors               99,274         98,558            716         71,254        102,126        (30,872)
    ING T. Rowe Price Capital Appreciation      319,192        416,060        (96,868)       461,110        297,566        163,544
    ING T. Rowe Price Equity Income             226,857        188,370         38,487        221,863        207,628         14,235
    ING Van Kampen Growth and Income            253,102        453,801       (200,699)       108,977        437,940       (328,963)
    ING Van Kampen Real Estate                  125,855        117,518          8,337        172,564         95,809         76,755

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                           Year ended December 31
                                                              2003                                        2002
                                           ------------------------------------------- --------------------------------------------
                                                                             Net                                          Net
                                              Units          Units         Increase        Units          Units        Increase
                                              Issued        Redeemed      (Decrease)      Issued        Redeemed      (Decrease)
                                           -------------  -------------  ------------- -------------- -------------- --------------
ING Variable Insurance Trust:
    ING VIT Worldwide Growth                     39,775         20,275         19,500         27,714          4,637         23,077
Greenwich Sreet Series Fund:
    Greenwich Appreciation                      220,169        667,255       (447,086)       132,530        793,905       (661,375)
The PIMCO Variable
    Insurance Trust:
    PIMCO High Yield                            763,027        528,856        234,171        343,918        416,419        (72,501)
    PIMCO StocksPLUS Growth and Income          304,963        553,437       (248,474)       701,340        644,465         56,875
Prudential Series Fund, Inc.:
    Prudential Jennison                          48,101         42,702          5,399        114,503        103,044         11,459
Smith Barney Allocation Series, Inc:
    Smith Barney Select Balanced                144,650        653,947       (509,297)        48,699        783,729       (735,030)
    Smith Barney Select Growth                  113,566        716,058       (602,492)        67,531        767,284       (699,753)
    Smith Barney Select High Growth             115,489        404,705       (289,216)        21,739        462,895       (441,156)
Travelers Series Fund, Inc:
    Smith Barney High Income                    157,423        229,029        (71,606)        53,947        247,758       (193,811)
    Smith Barney International All Cap
       Growth                                    44,589        254,981       (210,392)        13,100        302,490       (289,390)
    Smith Barney Large Cap Value                140,588        600,989       (460,401)        76,669        701,217       (624,548)
    Smith Barney Money Market                 3,649,918      4,124,639       (474,721)       934,525      1,086,339       (151,814)

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

8.       Financial Highlights

         A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Series or Portfolios, investment income ratios, and total return for the years ended December 31, 2003, 2002, and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
  ING AIM  Mid-Cap Growth
    2003                               416              $ 14.08      $ 5,857           - %         1.40%               42.08%
    2002                               457                 9.91        4,527           -           1.40%               -32.63%
    2001                               595                14.71        8,753           -           1.40%               -22.25%
    2000                               645                18.92       12,200           *             *                    *
  ING Alliance Mid-Cap Growth
    Portfolio
    2003                             3,525                16.63       58,593           -           1.40%               64.65%
    2002                             3,960                10.10       39,965           -           1.40%               -31.01%
    2001                             4,782                14.64       70,000           -           1.40%               -14.93%
    2000                             5,512                17.21       94,977           *             *                    *
  ING Capital Guardian Large Cap
    Value
    2003                               926                10.15        9,397        0.06           1.40%               34.79%
    2002                               657                 7.53        4,947        0.22           1.40%               -24.85%
    2001                               576                10.02        5,773        0.20           1.40%               -5.02%
    2000                               364                10.55        3,835           *             *                    *
  ING Capital Guardian Managed
    Global
    2003                               193                18.55        3,581           -           1.40%               34.42%
    2002                               143                13.80        1,966        0.13           1.40%               -21.28%
    2001                               112                17.53        1,958        0.14           1.40%               -13.17%
    2000                                63                20.19        1,263           *             *                    *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)            Return(C)
-------------------------------- ---------- -------------------- ------------  ------------  -------------------  ------------------
  ING Capital Guardian Small Cap
    2003                             1,551        $18.19            $ 28,197        0.15  %        1.40%                38.43%
    2002                             1,562        $13.14              20,507        0.12           1.40%               -26.47%
    2001                             1,710        $17.87              30,560        0.11           1.40%                -2.88%
    2000                             1,810        $18.40              33,305           *              *                   *
  ING Developing World
    2003                               312         $9.01               2,813        0.21           1.40%                44.62%
    2002                               307         $6.23               1,908           -           1.40%               -12.01%
    2001                               331         $7.08               2,345        0.98           1.40%                -6.60%
    2000                               376         $7.58               2,848           *              *                   *
  ING Eagle Asset Value Equity
    2003                               144        $18.52               2,668        0.20           1.40%                23.47%
    2002                               149        $15.00               2,229        0.63           1.40%               -18.21%
    2001                               159        $18.34               2,923        0.87           1.40%                -5.76%
    2000                               142        $19.46               2,762           *              *                   *
  ING Hard Assets
    2003                                70        $21.09               1,483        0.30           1.40%                50.11%
    2002                                82        $14.05               1,157        0.79           1.40%                -0.71%
    2001                                20        $14.15                 290           -           1.40%               -13.30%
    2000                                15        $16.32                 248           *              *                   *
  ING International
    2003                             2,319         $9.12              21,137        0.22           1.40%                27.37%
    2002                             2,653         $7.16              18,980        0.72           1.40%               -17.32%
    2001                             3,141         $8.66              27,208           -           1.40%               -23.83%
    2000                             3,579        $11.37              40,696           *              *                   *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
  ING Jennison Equity
    Opportunities
    2003                               215        $19.47             $ 4,182        0.08 %         1.40%               29.28%
    2002                               236        $15.06               3,558        0.12           1.40%               -30.28%
    2001                               262        $21.60               5,662        0.07           1.40%               -14.18%
    2000                               297        $25.17               7,486           *             *                    *
  ING Limited Maturity Bond
    2003                             1,409        $20.44              28,787        0.66           1.40%                1.39%
    2002                             1,872        $20.16              37,727        3.35           1.40%                5.77%
    2001                             1,656        $19.06              31,561        3.96           1.40%                7.32%
    2000                             1,583        $17.76              28,117           *             *                    *
  ING Liquid Assets
    2003                             1,471        $15.74              23,144        0.79           1.40%               -0.63%
    2002                             2,485        $15.84              39,345        1.43           1.40%                0.00%
    2001                             2,633        $15.84              41,712        3.68           1.40%                2.39%
    2000                             2,197        $15.47              33,989           *             *                    *
  ING Marisco Growth
    2003                             4,384        $13.76              60,288           -           1.40%               30.80%
    2002                             4,850        $10.52              50,973           -           1.40%               -30.52%
    2001                             5,961        $15.14              90,264           -           1.40%               -31.24%
    2000                             6,778        $22.02             149,234           *             *                    *
  ING MFS Mid Cap Growth
    2003                             4,553        $22.02             100,199           -           1.40%               37.20%
    2002                             4,998        $16.05              80,145           -           1.40%               -49.53%
    2001                             6,138        $31.80             195,205        0.34           1.40%               -24.70%
    2000                             6,870        $42.23             290,161           *             *                    *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
  ING MFS Research
    2003                             7,848        $18.60           $ 145,894        0.20 %         1.40%               22.85%
    2002                             9,139        $15.14             138,266        0.40           1.40%               -25.93%
    2001                            11,118        $20.44             227,224        0.11           1.40%               -22.55%
    2000                            12,795        $26.39             337,706           *             *                    *
  ING MFS Total Return
    2003                             7,716        $22.14             170,749        0.47           1.40%               15.13%
    2002                             8,640        $19.23             166,050        2.08           1.40%               -6.47%
    2001                             9,848        $20.56             202,440        4.16           1.40%               -0.92%
    2000                            10,447        $20.75             216,748           *             *                    *
  ING PIMCO Core Bond
    2003                               772        $13.12              10,124        0.41           1.40%                3.23%
    2002                               873        $12.71              11,090        2.81           1.40%                7.17%
    2001                               594        $11.86               7,046        0.24           1.40%                1.02%
    2000                               594        $11.74               6,976           *             *                    *
  ING Salomon Brothers All Cap
    2003                               546        $11.71               6,386        0.06           1.40%               36.96%
    2002                               515         $8.55               4,399        0.19           1.40%               -26.61%
    2001                               577        $11.65               6,728        1.17           1.40%                0.52%
    2000                               302        $11.59               3,498           *             *                    *
  ING Salomon Brothers Investors
    2003                               326        $10.45               3,403        0.17           1.40%               29.49%
    2002                               325         $8.07               2,622        0.71           1.40%               -24.08%
    2001                               356        $10.63               3,784        0.81           1.40%               -5.60%
    2000                               262        $11.26               2,948           *             *                    *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
  ING T. Rowe Price Capital
    Appreciation
    2003                             1,131        $34.52            $ 39,011        0.33 %         1.40%               23.46%
    2002                             1,228        $27.96              34,302        1.51           1.40%               -0.92%
    2001                             1,064        $28.22              30,020        2.92           1.40%                8.37%
    2000                               860        $26.04              22,390           *             *                    *
  ING T. Rowe Price Equity
    Income
    2003                               292        $25.24               7,367        0.29           1.40%               23.42%
    2002                               254        $20.45               5,182        1.32           1.40%               -14.44%
    2001                               239        $23.90               5,718        1.98           1.40%               -0.04%
    2000                               120        $23.91               2,868           *             *                    *
  ING Van Kampen Growth and
    Income
    2003                             1,988        $22.94              45,570        0.24           1.40%               26.11%
    2002                             2,188        $18.19              39,777        0.82           1.40%               -15.98%
    2001                             2,517        $21.65              54,488        0.28           1.40%               -13.19%
    2000                             2,838        $24.94              70,757           *             *                    *
  ING Van Kampen Real Estate
    2003                               216        $38.11               8,222        0.19           1.40%               35.82%
    2002                               208        $28.06               5,819        3.78           1.40%               -1.20%
    2001                               131        $28.40               3,714        4.13           1.40%                6.61%
    2000                                93        $26.64               2,484           *             *                    *
  ING VIT Worldwide Growth
    2003                                85         $6.63                 563           -           1.40%               27.26%
    2002                                66         $5.21                 342        0.02           1.40%               -25.68%
    2001                                43         $7.01                 298           -           1.40%               -19.89%
    2000                                26         $8.75                 231           *             *                    *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
  Greenwich Appreciation
    2003                             3,042        $17.05            $ 51,845        0.60 %         1.40%               22.84%
    2002                             3,489        $13.88              48,404        1.39           1.40%               -18.69%
    2001                             4,151        $17.07              70,851        1.10           1.40%               -5.32%
    2000                             4,501        $18.03              81,169           *             *                    *
  PIMCO High Yield
    2003                               600        $11.92               7,155        8.18           1.40%               21.14%
    2002                               366         $9.84               3,603        8.19           1.40%               -2.57%
    2001                               439        $10.10               4,432        7.88           1.40%                0.90%
    2000                               436        $10.01               4,359           *             *                    *
  PIMCO StocksPLUS Growth and
    Income
    2003                               555        $10.35               5,741        1.92           1.40%               28.57%
    2002                               803         $8.05               6,464        2.78           1.40%               -21.31%
    2001                               747        $10.23               7,638        4.18           1.40%               -12.71%
    2000                               746        $11.72               8,740           *             *                    *
  Prudential Jennison
    2003                                94         $5.46                 512           -           1.40%               27.87%
    2002                                89         $4.27                 377           -           1.40%               -32.33%
    2001                                77         $6.31                 486           -           1.40%               -19.62%
    2000                                23         $7.85                 183           *             *                    *
  Smith Barney Select Balanced
    2003                             3,151        $13.91              43,809        2.47           1.40%               18.58%
    2002                             3,660        $11.73              42,913        6.43           1.40%               -7.78%
    2001                             4,395        $12.72              55,899        3.72           1.40%               -2.75%
    2000                             4,040        $13.08              52,848           *             *                    *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
  Smith Barney Select Growth
    2003                             2,870        $12.26            $ 35,168        1.56 %         1.40%               28.11%
    2002                             3,472         $9.57              33,211       10.53           1.40%               -19.24%
    2001                             4,172        $11.85              49,444           -           1.40%               -11.10%
    2000                             4,630        $13.33              61,706           *             *                    *
  Smith Barney Select High
    Growth
    2003                             1,850        $12.43              22,983        0.59           1.40%               34.96%
    2002                             2,139         $9.21              19,688        1.07           1.40%               -24.82%
    2001                             2,581        $12.25              31,610        5.05           1.40%               -31.31%
    2000                             3,063        $14.13              43,287           *             *                    *
  Smith Barney High Income
    2003                               947        $14.18              13,418        7.45           1.40%               25.71%
    2002                             1,018        $11.28              11,480       22.93           1.40%               -4.57%
    2001                             1,212        $11.82              14,330       11.77           1.40%               -5.14%
    2000                             1,312        $12.46              16,345           *             *                    *
  Smith Barney International All
    Cap Growth
    2003                             1,328        $11.09              14,718        0.96           1.40%               25.74%
    2002                             1,538         $8.82              13,559        0.92           1.40%               -26.74%
    2001                             1,828        $12.04              22,004           -           1.40%               -32.13%
    2000                             2,027        $17.74              35,967           *             *                    *
  Smith Barney Large Cap Value
    2003                             2,917        $17.73              51,690        1.59           1.40%               25.83%
    2002                             3,377        $14.09              47,557        3.64           1.40%               -26.46%
    2001                             4,002        $19.16              76,678        1.36           1.40%               -9.45%
    2000                             4,340        $21.16              91,846           *             *                    *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income          Expense               Total
             Division             (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------  ------------ ------------- -------------------  ------------------
    Smith Barney Money Market
      2003                             780        $12.44             $ 9,700       0.70 %         1.40%                -0.72%
      2002                           1,255        $12.53              15,717       1.26           1.40%                -0.08%
      2001                           1,407        $12.54              17,642       3.32           1.40%                2.20%
      2000                             754        $12.27               9,261          *             *                    *

*   Not provided for 2000

A The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus
      the annual administrative charge, as defined in Note 3.   Certain items in
      this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C     Total Return is calculated as the change in unit value for each Contract
      presented on the Statement of Assets and Liabilities.   Certain items in
      this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

                       STATEMENT OF ADDITIONAL INFORMATION


                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT


                                DEFERRED VARIABLE
                           AND FIXED ANNUITY CONTRACTS


                                    PRIMELITE


                                    ISSUED BY
                               SEPARATE ACCOUNT EQ

                                       OF
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Equitable Life Insurance Company of Iowa) Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts which are referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.



                               DATE OF PROSPECTUS
                                       AND
                      STATEMENT OF ADDITIONAL INFORMATION:

                                   MAY 1, 2004

                                TABLE OF CONTENTS

  ITEM                                                                     PAGE


Company.........................................................................
Experts.........................................................................
Distributor.....................................................................
Yield Calculations For Money Market Subaccounts.................................
Annuity Provisions..............................................................
Consolidated Financial Statements of ING USA Annuity and Life Insurance
 Company (formerly Golden American Life Insurance Company)......................
Financial Statements of Separate Account EQ (formerly Separate Account A).......

COMPANY

Information regarding ING USA Annuity and Life Insurance Company (formerly Equitable Life Insurance Company of Iowa) (the "Company") and its ownership is contained in the Prospectus.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2003 and 2002 and for each of the three years then ended, and the statement of assets and liabilities of Separate Account A as of December 31, 2003, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

INDEPENDENT AUDITORS

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, independent auditors, performs annual audits of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) and Separate Account EQ

DISTRIBUTOR

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of the Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Company. Prior to Directed Services, Inc. becoming distributor, the variable insurance products were distributed by ING Funds Distributors, Inc. (formerly, Equitable Securities Network, Inc.), which is also an affiliate of the company. For the years ended 2002, 2001 and 2000 commissions paid by the Company to the broker/dealers who sold contracts aggregated $2,950,000, $4,169,000, and $6,417,000, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus -- "Contract Proceeds -- Fixed Payment Plans" for a description of the Payment Plans.)

FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account EQ included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

CONSOLIDATED FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited consolidated financial statements of ING USA Annuity and Life Insurance Company, the statutory financial statements of acquired businesses and unaudited pro forma financial information are listed below and are included in this Statement of Additional Information:

Report of Independent Auditors
Audited Consolidated Financial Statements of ING USA Annuity and
 Life Insurance Company
      Consolidated Income Statements for the years ended
        December 31, 2003, 2002 and 2001
      Consolidated Balance Sheets as of December 31, 2003 and 2002 Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
      Consolidated Statements of Cash Flows for the years ended
        December 31, 2003, 2002 and 2001

Notes to Consolidated Financial Statements
Other Financial Statements
      Financial Statements of Businesses Acquired
      Financial Statements-Statutory Basis of Equitable Life Insurance
        Company of Iowa as of December 31, 2003 and 2002
      Financial Statements-Statutory Basis of United Life and Annuity Insurance
        Company as of December 31, 2003 and 2002
      Financial Statements-Statutory Basis of USG Annuity & Life
        Company as of December 31, 2003 and 2002
Unaudited Pro Forma Financial Information in Accordance with Accounting
      Principles Generally Accepted in the United States of America

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT EQ

The audited financial statements of Separate Account EQ are listed below and are included in this Statement of Additional Information:

Report of Independent Auditors
Audited Financial Statements of ING USA Annuity and Life Insurance Company
  Separate Account EQ
      Statement of Assets and Liabilities as of December 31, 2003
      Statement of Operations for the year ended December 31, 2003 Statements of Changes in Net Assets for the years ended
        December 31, 2003 and 2002
Notes to Financial Statements

Item 8.   Financial Statements and Supplementary Data


                   Index to Consolidated Financial Statements


                                                                                                  Page

Report of Independent Auditors                                                                     C-2

Consolidated Financial Statements:

Consolidated Income Statements for the years ended
  December 31, 2003, 2002 and 2001                                                                 C-3

Consolidated Balance Sheets as of December 31, 2003 and 2002                                       C-4

Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2003, 2002 and 2001                                                 C-5

Consolidated Statements of Cash Flows for the years ended
  December 31, 2003, 2002 and 2001                                                                 C-6

Notes to Consolidated Financial Statements                                                         C-7

                         Report of Independent Auditors


The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying consolidated balance sheets of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) and Subsidiary as of December 31, 2003 and 2002, and the related consolidated income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING USA Annuity and Life Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.



                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2004

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                         Consolidated Income Statements
                                   (Millions)



                                                                          Year ended          Year ended         Year ended
                                                                         December 31,        December 31,       December 31,
                                                                             2003                2002*              2001*
                                                                      ------------------ ------------------- ------------------
Revenues:
 Fee income                                                           $         330.2    $          245.9    $         219.1
 Net investment income                                                          320.3               197.7               94.4
 Net realized capital gains (losses)                                            (36.2)                4.2               (6.5)
 Other income (loss)                                                             (0.2)                3.5                  -
                                                                      ------------------ ------------------- ------------------
          Total revenue                                               $         614.1    $          451.3    $         307.0
                                                                      ------------------ ------------------- ------------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other benefits
      to policyholders                                                          320.1               318.4              239.2
  Underwriting, acquisition, and insurance expenses:
    General expenses                                                            123.8               139.7              119.9
    Commissions                                                                 250.3               288.7              232.4
    Policy acquisition costs deferred                                          (210.8)             (292.2)            (128.2)
  Amortization:
    Deferred policy acquisition costs and value
      of business acquired                                                      184.7               127.8               49.6
    Goodwill                                                                        -                   -                4.2
  Other:
    Expense and charges reimbursed under
     modified coinsurance agreements                                           (131.6)             (104.9)            (225.6)
    Interest expense                                                             13.7                16.0               19.4
                                                                      ------------------ ------------------- ------------------
          Total benefits, losses and expenses                                   550.2               493.5              310.9
                                                                      ------------------ ------------------- ------------------
Income (loss) before income taxes and cumulative
  effect of change in accounting principle                                       63.9               (42.2)              (3.9)

Income tax expense (benefit)                                                      2.5               (12.5)               0.1
                                                                      ------------------ ------------------- ------------------
Income (loss) before cumulative effect of change
  in accounting principle                                                        61.4               (29.7)              (4.0)

Cumulative effect of change in accounting principle                                 -              (135.3)                 -
                                                                      ------------------ ------------------- ------------------
Net income (loss)                                                     $          61.4    $         (165.0)   $          (4.0)
                                                                      ================== =================== ==================
*See Note 1.


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                           Consolidated Balance Sheets
                                   (Millions)



                                                                                                   As of December 31,
                                                                                               2003                2002
                                                                                         -----------------   -----------------
Assets

Investments:
  Fixed maturities, available for sale, at fair value
    (amortized cost of $5,047.0 at 2003 and $4,720.1 at 2002)                            $     5,223.3       $     4,936.4
  Equity securities at fair value:
    Investment in mutual funds (cost of $5.3 at 2003 and $22.9 at 2002)                            5.6                19.0
    Mortgage loans on real estate                                                                847.6               482.4
    Policy loans                                                                                  17.5                16.0
    Short-term investments                                                                        17.7                 2.2
                                                                                         -----------------   -----------------
          Total investments                                                                    6,111.7             5,456.0

Cash and cash equivalents                                                                         17.9               148.5
Accrued investment income                                                                         65.4                61.9
Reinsurance recoverable                                                                           13.0               196.9
Deferred policy acquisition costs                                                                835.3               678.0
Value of business acquired                                                                         8.5                 8.5
Receivable for securities sold                                                                    10.2                   -
Due from affiliates                                                                                4.2                   -
Other assets                                                                                      14.7                 5.3
Assets held in separate accounts                                                              17,112.6            11,029.3
                                                                                         -----------------   -----------------
          Total assets                                                                   $    24,193.5       $    17,584.4
                                                                                         =================   =================
Liabilities and Shareholder's Equity
Policy liabilities and accruals:
  Future policy benefits and claims' reserves                                            $     5,277.3       $     5,159.1
                                                                                         -----------------   -----------------
          Total policy liabilities and accruals                                                5,277.3             5,159.1

Surplus notes                                                                                    170.0               170.0
Current income taxes                                                                               3.9                42.4
Deferred income taxes                                                                            126.0                79.8
Dollar roll obligations                                                                          120.1                40.0
Other liabilities                                                                                 31.0                64.7
Liabilities related to separate accounts                                                      17,112.6            11,029.3
                                                                                         -----------------   -----------------
          Total liabilities                                                                   22,840.9            16,585.3
                                                                                         -----------------   -----------------

Shareholder's equity:
  Common stock (250,000 shares authorized, issued and outstanding;
    $10.00 per share par value)                                                                    2.5                 2.5
  Additional paid-in capital                                                                   1,358.4             1,128.4
  Accumulated other comprehensive income                                                          64.2                 2.1
  Retained deficit                                                                               (72.5)             (133.9)
                                                                                         -----------------   -----------------
          Total shareholder's equity                                                           1,352.6               999.1
                                                                                         -----------------   -----------------
          Total liabilities and shareholder's equity                                     $    24,193.5       $    17,584.4
                                                                                         =================   =================


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
           Consolidated Statements of Changes in Shareholder's Equity
                                   (Millions)



                                                                             Accumulated
                                                              Additional         Other          Retained           Total
                                               Common          Paid-In       Comprehensive      Earnings       Shareholder's
                                               Stock           Capital       Income (Loss)      (Deficit)         Equity
                                           ---------------  --------------- ---------------- ---------------- ----------------

Balance at December 31, 2000               $        2.5     $      583.6    $        (4.1)   $       35.1     $      617.1

  Contribution of capital                                          196.8                                             196.8
  Comprehensive income:
    Net (loss)                                        -                -                -            (4.0)            (4.0)
    Other comprehensive income
      net of tax:
         Unrealized gain on securities
           ($12.2 pretax)                             -                -              7.9               -              7.9
                                                                                                              ----------------
  Comprehensive income                                                                                                 3.9
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2001                        2.5            780.4              3.8            31.1            817.8

  Contribution of capital                                          356.3                                              356.3
  Other                                                             (8.3)                                              (8.3)
  Comprehensive income:
    Net (loss)                                        -                -                -          (165.0)           (165.0)
    Other comprehensive income
      net of tax:
         Unrealized (loss) on securities
           ($(2.6) pretax)                            -                -             (1.7)              -              (1.7)
                                                                                                              ----------------
  Comprehensive loss                                                                                                 (166.7)
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2002                        2.5          1,128.4              2.1          (133.9)            999.1

  Contribution of capital                             -            230.0                -               -             230.0
  Comprehensive income:
    Net income                                        -                -                -            61.4              61.4
    Other comprehensive income
      net of tax:
         Unrealized gain on securities
           ($95.6 pretax)                             -                -             62.1               -              62.1
                                                                                                              ----------------
  Comprehensive income                                                                                                123.5
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2003               $        2.5     $    1,358.4    $      $ 64.2    $      (72.5)    $     1,352.6
                                           ===============  =============== ================ ================ ================


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                      Consolidated Statements of Cash Flows
                                   (Millions)




                                                                            Year ended         Year ended          Year ended
                                                                           December 31,       December 31,        December 31,
                                                                               2003               2002                2001
                                                                        -----------------  ------------------  -----------------
Cash Flows from Operating Activities:
  Net income (loss)                                                     $        61.4      $      (165.0)      $        (4.0)
  Adjustments to reconcile net income (loss) to net cash
    provided by operating activities:
      Interest credited and charges on interest sensitive products              306.3              282.2               191.0
      Net realized capital (gains) losses                                        36.2               (4.2)                6.5
      Increase in accrued investment income                                      (3.5)             (39.5)              (13.2)
      Increase in guaranteed benefits reserve                                   (91.6)             107.1                28.2
      Other changes in insurance reserve liabilities                             13.3                  -                   -
      Policy acquisition cost deferred                                         (210.8)            (292.2)             (128.2)
      Amortization of deferred policy acquisition costs                         180.4              121.2                45.2
      Amortization of value of business acquired                                  4.3                6.6                 4.4
      Impairment of goodwill                                                        -              151.3                   -
      Other non-cash reconciling items and other changes in
        assets and liabilities                                                  (87.0)              21.3               110.6
      Provision for deferred income taxes                                        12.8              (85.7)               (0.6)
                                                                        -----------------  ------------------  -----------------
Net cash provided by operating activities                                       221.8              103.1               239.9
                                                                        -----------------  ------------------  -----------------
Cash Flows from Investing Activities:
  Proceeds from the sale, maturity, or repayment of:
    Fixed maturities available for sale                                       7,025.8            7,297.1               880.7
    Equity securities                                                            16.2                7.8                 6.9
    Mortgage loans                                                               51.9              285.0               136.0
  Acquisition of investments:
    Fixed maturities available for sale                                      (7,267.3)         (10,068.3)           (2,070.8)
    Equity securities                                                               -              (22.8)                  -
    Short-term and other investments                                            (15.4)                 -                (4.7)
    Mortgage loans                                                             (417.1)            (553.7)             (250.3)
  Increase in policy loans                                                       (1.5)              (1.2)               (1.5)
  (Increase) decrease in property and equipment                                  (0.7)               1.1                 1.2
  Proceeds from sale of interest in subsidiary                                      -               27.7                   -
  Loss on valuation of interest in subsidiary                                       -                3.0                   -
  Other                                                                             -                0.6                   -
                                                                        -----------------  ------------------  -----------------
Net cash used for investing activities                                         (608.1)          (3,023.7)           (1,302.5)
                                                                        -----------------  ------------------  -----------------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts                     1,383.5            3,818.5             1,933.1
  Maturities and withdrawals from insurance contracts                          (332.3)            (171.2)             (134.8)
  Transfers to separate accounts                                             (1,160.0)          (1,053.8)             (902.9)
  Proceeds received on reinsurance recapture                                    134.5                  -                   -
  Proceeds of notes payable                                                         -                  -                 3.1
  Repayment of notes payable                                                        -               (1.4)               (1.7)
  Proceeds from reciprocal loan agreement borrowings                                -                  -                69.3
  Repayment of reciprocal loan agreement borrowings                                 -              (75.0)              (69.3)
  Contributions of capital by parent                                            230.0              356.3               196.8
                                                                        -----------------  ------------------  -----------------
Net cash provided by financing activities                                       255.7            2,873.4             1,093.6
                                                                        -----------------  ------------------  -----------------
Net increase (decrease) in cash and cash equivalents                           (130.6)             (47.2)               31.0
Cash and cash equivalents, beginning of period                                  148.5              195.7               164.7
                                                                        -----------------  ------------------  -----------------
Cash and cash equivalents, end of period                                $        17.9      $       148.5       $       195.7
                                                                        =================  ==================  =================
Supplemental cash flow information:
    Income taxes (received) paid, net                                   $        28.2      $      (141.5)      $         0.4
                                                                        =================  ==================  =================
    Interest paid                                                       $        13.0      $        20.8       $        15.0
                                                                        =================  ==================  =================

The accompanying notes are an integral part of these consolidated financial statements.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
1.   Significant Accounting Policies

     Principles of Consolidation

     ING USA Annuity and Life Insurance Company (formerly known as Golden American Life Insurance Company) ("ING USA" or the "Company" as appropriate), a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), is a stock life insurance company organized under the laws of the State of Iowa. ING USA was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life Insurance Company. On December 21, 1993, the Company redomesticated from Minnesota to Delaware. On January 1, 2004 several events occurred. First, the Company redomesticated from Delaware to Iowa. Secondly, on January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa ("Equitable Life"), USG Annuity & Life Company ("USG") and United Life & Annuity Insurance Company ("ULA") (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were merged into ING USA. Lion is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to do business in the District of Columbia and all states except New York. ING USA is licensed as a life insurance company under the laws of the State of Delaware until December 31, 2003 and Iowa since January 1, 2004.

     Prior to the merger date, ING USA was a wholly-owned subsidiary of Equitable Life from December 30, 2001 through December 31, 2003. Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Companies, Inc. ("EIC" or "Former Holding Company") directly owned 100% of Golden American's stock.

     On December 3, 2001, the Board of Directors of EIC approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval by the Insurance Department of Delaware.

     As of April 1, 2002, ING USA sold First Golden American Life Insurance Company of New York ("First Golden") to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut"), which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. ING USA realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     As of October 1, 2003, RLNY's parent, Security-Connecticut merged with and into its parent, ReliaStar.

     Statement  of Financial  Accounting  Standards  ("FAS") No. 141,  "Business
     Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by
     Accounting Principles Board ("APB") Opinion No. 16, "Business Combinations". RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the ING USA statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

     Description of Business

     The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged savings for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

     Recently Adopted Accounting Standards

     Accounting for Goodwill and Intangible Assets

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") FAS No. 142, "Goodwill and Other Intangible Assets". The adoption of this standard resulted in an impairment loss of $135.3 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income (loss) would have been as follow:


                                                                                       Year ended
                                                                                      December 31,
     (Millions)                                                                            2001

     Reported net income (loss)                                                     $      (4.0)
     Add back goodwill amortization, net of tax                                             3.8
                                                                                    -----------------
     Adjusted net income (loss)                                                     $      (0.2)
                                                                                    =================

     Accounting for Derivative Instruments and Hedging Activities

     In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, and FAS No. 138,
     Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues". This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivatives.

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2003 or 2002.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" recently issued Statement Implementation Issue No. B36, "Embedded Derivatives:
     Modified Coinsurance Arrangements and Debt Instruments" That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that required implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

     Guarantees

     In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others", to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     Variable Interest Entities

     In January 2003, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51" (FIN 46). In December 2003, the FASB modified FIN 46 to make certain technical corrections and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities (VIEs) and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined that the investments do not require consolidation in the Company's financial statements:




           Asset Type                                          Purpose                Book Value (1)            Market Value
     ----------------------                              -------------------       -------------------      ------------------
     Private Corporate Securities - synthetic
       leases; project financings; credit tenant
       leases                                            Investment Holdings       $        1,057.2         $       1,114.6

     Foreign Securities - US VIE subsidiaries
       of foreign companies                              Investment Holdings                  190.3                   203.0

     Commercial Mortgage Obligations (CMO)               Investment Holdings                  888.5                   893.9

     Collateralized Debt Obligations (CDO)               Investment Holdings
                                                               and/or
                                                         Collateral Manager                     4.9                     4.3

     Asset-Backed Securities (ABS)                       Investment Holdings                  479.9                   482.3

     Commercial Mortgage Backed Securities (CMBS)        Investment Holdings                  325.4                   342.0

     (1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees.


     New Accounting Pronouncements

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," which the Company intends to adopt during first quarter 2004. The impact on the financial statements is not known at this time.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Reclassifications and Changes to Prior Year Presentation

     Certain   reclassifications   have  been  made  to  prior  year   financial
     information to conform to the current year classifications.

     During 2003, certain changes were made to the 2002 and 2001 Income Statements to reflect the correct balances. These changes had no impact on net income or net shareholder's equity of the Company. The following summarizes the corrections to each financial statement line item (in millions):



                                                                   Previously
                                                                    Reported                                  Restated
                                                                      2002              Adjustments             2002
                                                               -------------------   ------------------   ------------------
     Fee income                                                $        204.0        $          41.9      $        245.9
                                                               -------------------   ------------------   ------------------
           Total revenue                                       $        409.4        $          41.9      $        451.3
                                                               ===================   ==================   ==================
     Interest credited and other benefits to
       policyholders                                                    276.5                   41.9               318.4
                                                               -------------------   ------------------   ------------------
           Total expense                                       $        451.6        $          41.9      $        493.5
                                                               ===================   ==================   ==================


                                                                   Previously
                                                                    Reported                                  Restated
                                                                      2002              Adjustments             2002
                                                               -------------------   ------------------   ------------------
     Fee income                                                $        188.9        $          30.2      $        219.1
                                                               -------------------   ------------------   ------------------
           Total revenue                                       $        276.8        $          30.2      $        307.0
                                                               ===================   ==================   ==================
     Interest credited and other benefits to
       policyholders                                                    209.0                   30.2               239.2
                                                               -------------------   ------------------   ------------------
           Total expense                                       $        280.7        $          30.2      $        310.9
                                                               ===================   ==================   ==================



     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Investments

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20,
     "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Realized capital gains and losses on all other investments are included in the consolidated income statements.

     Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

     The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances, net of impairment reserves.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On  occasion,   the  Company  sells  call  options  written  on  underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Deferred Policy Acquisition Costs and Value of Business Acquired

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Activity for the years ended December 31, 2003, 2002 and 2001 within VOBA was as follows:



     (Millions)

     Balance at December 31, 2000                                                   $         25.9

       Adjustment for FAS No. 115                                                             (1.3)
       Interest accrued at 7%                                                                  1.6
       Amortization                                                                           (6.0)
                                                                                    -----------------
     Balance at December 31, 2001                                                             20.2

       Adjustment for FAS No. 115                                                             (5.1)
       Additions                                                                              (3.3)
       Interest accrued at 7%                                                                  1.3
       Amortization                                                                           (4.6)
                                                                                    -----------------
     Balance at December 31, 2002                                                              8.5

       Adjustment for FAS No. 115                                                              4.3
       Additions                                                                                 -
       Interest accrued at (4% - 5%)                                                           0.4
       Amortization                                                                           (4.7)
                                                                                    -----------------
     Balance at December 31, 2003                                                   $          8.5
                                                                                    =================

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $7.7 million, $5.7 million, $4.1 million, $3.3 million and $2.6 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $41.3 million before tax, or $26.9 million, net of $14.4 million of federal income tax expense.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Policy Liabilities and Accruals

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

     Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 7.5% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

     Revenue Recognition

     For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

     Separate Accounts

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $112.8 million and of $133.4 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.5% in 2003 and 2.4% to 11.0% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

     Income Taxes

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.


2.   Investments

     Fixed maturities available for sale as of December 31 were as follows:


                                                                                          Gross          Gross
                                                                         Amortized      Unrealized     Unrealized        Fair
                                                                            Cost          Gains          Losses          Value
                                                                       -------------  -------------  --------------  -------------
     2003

     (Millions)

     U.S. government and government
       agencies and authorities                                        $     23.8     $       0.1    $          -    $      23.9
     State, municipalities and political subdivisions                         5.0               -             0.4            4.6

     U.S. corporate securities:
       Public utilities                                                     482.1            35.7             3.7          514.1
       Other corporate securities                                         2,630.8           128.7            12.1        2,747.4
                                                                       -------------  -------------  --------------  -------------
     Total U.S. corporate securities                                      3,112.9           164.4            15.8        3,261.5
                                                                       -------------  -------------  --------------  -------------
     Foreign securities:
       Government                                                            68.5             1.0             1.0           68.5
       Other                                                                559.7            30.3             5.5          584.5
                                                                       -------------  -------------  --------------  -------------
     Total foreign securities                                               628.2            31.3             6.5          653.0
                                                                       -------------  -------------  --------------  -------------
     Mortgage-backed securities                                             790.0             6.0             4.6          791.4
     Other assets-backed securities                                         487.1             5.5             3.7          488.9
                                                                       -------------  -------------  --------------  -------------
     Total fixed maturities                                            $  5,047.0     $     207.3    $       31.0    $   5,223.3
                                                                       =============  =============  ==============  =============

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Fixed maturities available for sale as of December 31 were as follows:


                                                                                          Gross          Gross
                                                                         Amortized      Unrealized     Unrealized        Fair
                                                                            Cost          Gains          Losses          Value
                                                                       -------------  -------------  --------------  -------------
     2002

     (Millions)

     U.S. government and government
       agencies and authorities                                        $    207.3     $       2.3    $        0.1    $     209.5

     U.S. corporate securities:
       Public utilities                                                     335.7            15.5             1.9          349.3
       Other corporate securities                                         2,739.5           163.2             6.4        2,896.4
                                                                       -------------  -------------  --------------  -------------
     Total U.S. corporate securities                                      3,075.2           178.7             8.3        3,245.7
                                                                       -------------  -------------  --------------  -------------

     Foreign securities:
       Government                                                            64.8             2.9               -           67.7
       Other                                                                436.3            27.7             2.6          461.3
                                                                       -------------  -------------  --------------  -------------
     Total foreign securities                                               501.1            30.6             2.6          529.0
                                                                       -------------  -------------  --------------  -------------
     Mortgage-backed securities                                             641.7            12.0             0.2          653.5

     Other assets-backed securities                                         294.8             7.0             3.1          298.7
                                                                       -------------  -------------  --------------  -------------
     Total fixed maturities                                            $  4,720.1     $     230.6    $       14.3    $   4,936.4
                                                                       =============  =============  ==============  =============

     At December 31, 2003 and 2002, net unrealized appreciation is $176.3 million and $216.3 million, respectively, on available-for-sale fixed maturities.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:


                                                                                   Unrealized         Fair
                                                                                      Loss            Value
                                                                                  ------------     -----------
     (Millions)

     Duration category:
       Less than six months below cost                                            $      9.3       $    675.3
       More than six months and less than twelve months below cost                      20.4            679.7
       More than twelve months below cost                                                1.3              7.9
                                                                                  ------------     -----------
     Fixed maturities                                                             $     31.0       $  1,362.9
                                                                                  ============     ===========

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Of the losses more than 6 months and less than 12 months in duration of $20.4 million, there were $9.1 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $11.3 million as of December 31, 2003 included the following significant items:

          $3.6 million of unrealized losses related to securities reviewed for impairment under the guidance prescribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $195.1 million.

          $6.3 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $125.7 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that the Company expects the debt to be serviced in accordance with the contractual terms.

          The remaining unrealized losses totaling $1.4 million relate to a carrying amount of $61.9 million.

     Of the losses more than 12 months in duration of $1.3 million, there were $0.6 million related to securities reviewed for impairment under the guidance prescribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $4.0 million.

     The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                                                   Amortized          Fair
                                                                                      Cost            Value
                                                                                  ------------     -----------
     (Millions)

     Due to mature:
       One year or less                                                           $      30.6      $     31.0
       After one year through five years                                                880.9           921.1
       After five years through ten years                                             1,866.6         1,962.7
       After ten years                                                                  666.4           686.2
       Mortgage-backed securities                                                     1,115.4         1,133.3
       Other asset-backed securities                                                    487.1           489.0
                                                                                  ------------     -----------
     Fixed maturities                                                             $   5,047.0      $  5,223.3
                                                                                  ============     ===========

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     At December 31, 2003 and 2002, fixed maturities with fair values of $2.9 million and $7.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003.

     Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $120.1 and $40.0 million at December 31, 2003 and 2002, respectively.

     The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

     During 2003, the Company determined that five fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $5.7 million to reduce the carrying value of the fixed maturities to their fair value of $4.2 million. During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.7 million.


3.   Financial Instruments

     Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments". FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument. FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Fixed maturities securities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     Equity securities: Fair values of these securities are based upon quoted market value.

     Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Cash, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

     Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

     Surplus notes: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

     Investment contract liabilities (included in future policy benefits and claims' reserves):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Without a fixed maturity: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:



                                                                           2003                            2002
                                                                --------------------------      --------------------------
                                                                 Carrying          Fair          Carrying          Fair
                                                                   Value           Value           Value           Value
                                                                ----------       ---------      ----------       ---------
      (Millions)

      Assets:
        Fixed maturity                                          $ 5,223.3        $ 5,223.3      $ 4,936.4        $ 4,936.4
        Equity securities                                             5.6              5.6           19.0             19.0
        Mortgage loans on real estate                               847.6            878.1          482.4            522.2
        Policy loans                                                 17.5             17.5           16.0             16.0
        Cash and short-term investments                              35.6             35.6          150.7            150.7
        Assets held in separate accounts                         17,112.6         17,112.6       11,029.3         11,029.3

      Liabilities:
        Surplus notes                                               170.0            267.7          170.0            260.0
        Investment contract liabilities:
          Deferred annuities                                      5,180.2          4,872.0        5,128.0          4,802.9
          Supplementary contracts and
            immediate annuities                                      12.9             12.9            8.0              8.0
          Liabilities related to separate account                17,112.6         17,112.6       11,029.3         11,029.3


     Fair  value  estimates  are made at a  specific  point  in  time,  based on available market information and judgment about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

    Derivative Financial Instruments

     Interest Rate Swaps

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio as well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $250.0 million, $22.8 million and $22.8 million, respectively. The Company did not have interest rate swaps at December 31, 2002.


4.   Net Investment Income

     Sources of net investment income were as follows:


                                                               Year ended          Year ended          Year ended
                                                              December 31,        December 31,        December 31,
                                                                  2003                2002                2001
                                                         ------------------- -------------------- -------------------
     (Millions)
     Fixed maturities                                    $           287.7   $            185.6   $            83.7
     Mortgage loans                                                   36.2                 19.6                11.2
     Policy loans                                                      0.8                  0.6                 0.8
     Short-term investments and cash equivalents                       0.7                  2.6                 2.6
     Other                                                            16.1                  0.4                 0.6
                                                         ------------------- -------------------- -------------------
     Gross investment income                                         341.5                208.8                98.9

     Less: investment expenses                                        21.2                 11.1                 4.5
                                                         ------------------- -------------------- -------------------
     Net investment                                      $           320.3   $            197.7   $            94.4
                                                         =================== ==================== ===================


5.   Dividend Restrictions and Shareholder's Equity

     The Company's ability to pay dividends to its Parent is subject to the prior approval of insurance regulatory authorities for payment of dividends, which exceed an annual limit. The Company did not pay common stock dividends during 2003, 2002 and 2001.

     The Insurance Departments of the State of Delaware and the State of Iowa (the "Department") recognize as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $7.6 million, $(303.0) million, and $(156.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $733.9 million and $424.9 million as of December 31, 2003 and 2002, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

     The Company maintains a $40.0 million revolving note facility with ING America Insurance Holdings, Inc. ("ING AIH"), a perpetual $75.0 million revolving note facility with Bank of New York and a $125.0 million revolving note facility with SunTrust Bank, which expires on July 30, 2004.


6.   Capital Gains and Losses

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:


                                                                           Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Fixed maturities                                                  $          99.7    $           4.2    $          (4.9)
     Equity securities                                                            (1.0)                 -               (1.6)
     Derivatives                                                                (134.9)                 -                  -
                                                                       -----------------  -----------------  ------------------
     Pretax realized capital gains (losses)                            $         (36.2)   $           4.2    $          (6.5)
                                                                       =================  =================  ==================
     After-tax realized capital gains (losses)                         $         (23.5)   $           2.7    $          (4.2)
                                                                       =================  =================  ==================

     Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:


                                                                           Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------
     Proceeds on sales                                                 $       5,806.4    $       6,281.7    $         880.7
     Gross gains                                                                 136.3               76.8                6.9
     Gross losses                                                                 36.6               72.6               11.8


ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:


                                                                          Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Fixed maturities                                                  $        (40.0)    $         204.0    $          18.4
     Equity securities                                                            4.2                (3.9)                 -
     DAC/VOBA                                                                   131.4              (202.8)              (8.4)
                                                                       -----------------  -----------------  ------------------
     Subtotal                                                                    95.6                (2.7)              10.0

     Increase in deferred income taxes                                           33.5                1.0                 2.1
                                                                       -----------------  -----------------  ------------------
     Net changes in accumulated other
       comprehensive income (loss)                                     $         62.1     $         (1.7)    $           7.9
                                                                       =================  =================  ==================

     Shareholder's equity included the following accumulated other comprehensive income (loss):


                                                                             As of               As of             As of
                                                                          December 31,        December 31,      December 31,
     (Millions)                                                              2003                2002              2001
                                                                       -----------------  -----------------  ------------------
     Net unrealized capital gains (losses):
       Fixed maturities                                                $         176.3    $         216.3    $           12.3
       Equity securities                                                           0.3               (3.9)                  -
       DAC/VOBA                                                                  (77.8)            (209.2)               (6.4)
                                                                       -----------------  -----------------  ------------------
     Subtotal                                                                     98.8                3.2                 5.9

     Less: deferred income taxes                                                  34.6                1.1                 2.1
                                                                       -----------------  -----------------  ------------------
     Net accumulated other comprehensive
       income                                                          $          64.2    $           2.1    $            3.8
                                                                       =================  =================  ==================



     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


                                                                          Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Unrealized holding gains (losses) arising the year(1)             $         (2.1)    $         (8.7)    $           11.1

     Less: reclassification adjustment for gains (losses)
       and other items included in net income(2)                                 64.2                7.0                 (3.2)
                                                                       -----------------  -----------------  ------------------

     Net unrealized gains (losses) on securities                       $         62.1    $          (1.7)    $            7.9
                                                                       =================  =================  ==================

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     (1) Pretax unrealized holding gains (losses) arising during the year were $(3.3) million, $(13.4) million and $17.1 million for the years ended
          December  31,   2003,   2002  and  2001,   respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $98.8 million, $10.8 million and $(4.9) million for the years ended December 31, 2003, 2002 and 2001, respectively.


7.   Severance

     In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. During the first quarter 2003, the Company performed a detail analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 252 to 228 (corrected from the 2002 Annual Report on Form 10K) and extended the date of expected completion for severance actions to June 30, 2003. Activity for the year ended December 31, 2003 within the severance liability and positions elimination related to such actions were as follows:


                                                                                     Severance
     (Millions)                                                                      Liability        Positions
                                                                                  ---------------  ---------------

     Balance at December 31, 2002                                                 $         0.8               34
       Payments                                                                            (0.8)               -
       Positions eliminated due to internal replacement jobs                                  -              (34)
                                                                                  ---------------  ---------------
     Balance at December 31, 2003                                                 $           -                -
                                                                                  ===============  ===============


8.   Income Taxes

     In 2003 and 2002, ING USA joined in the filing of a consolidated federal income tax return with its former parent, Equitable Life and other affiliates. The Company had a tax allocation agreement with Equitable Life whereby the Company was charged for taxes it would have incurred were it not a member of the consolidated group and was credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

     At December 31, 2003, the Company has net operating loss carryforwards of approximately $206.5 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2014 and 2016.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:


                                                                      Year ended         Year ended          Year ended
                                                                     December 31,       December 31,        December 31,
     (Millions)                                                          2003               2002                2001
                                                                   -----------------  -----------------   -----------------
     Current taxes (benefits):
       Federal                                                     $        (10.3)    $        (98.2)     $           0.6
                                                                   -----------------  -----------------   -----------------
         Total current taxes (benefits)                                     (10.3)             (98.2)                 0.6
                                                                   -----------------  -----------------   -----------------
     Deferred taxes (benefits):
       Operations and capital loss carryforwards                             53.3               (3.9)               (55.3)
       Other federal deferred taxes                                         (40.5)              89.6                 54.8
                                                                   -----------------  -----------------   -----------------
         Total deferred taxes (benefits)                                     12.8               85.7                 (0.5)
                                                                   -----------------  -----------------   -----------------
     Total income tax expense                                      $          2.5            $ (12.5)     $           0.1
                                                                   =================  =================   =================


     Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:



                                                                       Year ended        Year ended,         Year ended,
                                                                      December 31,       December 31,        December 31,
     (Millions)                                                           2003               2002                2001
                                                                   -----------------  -----------------   -----------------
     Income before income taxes                                    $         63.9     $        (42.2)     $         (3.9)
     Tax rate                                                                  35%                35%                 35%
                                                                   -----------------  -----------------   -----------------
     Income tax at federal statutory rate                                    22.4              (14.8)               (1.4)
     Tax effect of:
       Goodwill amortization                                                    -                  -                 1.0
       Meals and entertainment                                                0.3                0.6                 0.5
       Dividend received deduction                                          (10.8)                 -                   -
       Refinement of deferred tax balances                                   (9.5)                 -                   -
       Other                                                                  0.1                1.7                   -
                                                                   -----------------  -----------------   -----------------
     Income taxes                                                  $          2.5     $        (12.5)     $          0.1
                                                                   =================  =================   =================

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

         The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:


         (Millions)                                                                2003               2002
                                                                            -----------------  -----------------

         Deferred tax assets:
           Operations and capital loss carryforwards                        $          72.3    $        125.6
           Future policy benefits                                                      86.9             134.5
           Goodwill                                                                     9.8              11.1
           Investments                                                                  0.2               0.2
           Other                                                                       12.2                 -
                                                                            -----------------  -----------------
                  Total gross assets                                                  181.4             271.4
                                                                            -----------------  -----------------

         Deferred tax liabilities:
           Unrealized gains on investments                                            (61.9)            (74.3)
           Deferred policy acquisition cost                                          (232.6)           (254.8)
           Value of purchased insurance in force                                       (3.0)             (5.0)
           Other                                                                       (9.9)            (17.1)
                                                                            -----------------  -----------------
         Deferred tax liability before allowance                                     (307.4)           (351.2)
                                                                            -----------------  -----------------
         Valuation allowance                                                              -                 -
                                                                            -----------------  -----------------
         Net deferred income tax liability                                  $        (126.0)   $        (79.8)
                                                                            =================  =================


     The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.


9.   Benefit Plans

     Defined Benefit Plan

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earn a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $7.3 million for 2003, $3.4 million for 2002, and $1.2 million for 2001, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Defined Contribution Plan

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $2.3 million in 2003, $2.3 million in 2002, and $0.9 million in 2001, respectively.

     Other Benefit Plans

     During 2003 and 2002,  benefit  charges to the  Company  related to the ING
     Americas  Supplemental   Executive  Retirement  Plan  that  covers  certain
     employees of the Company were not significant.


10.  Related Party Transactions

     Operating Agreements

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

          Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company
          ("SLIC"). For the years ended December 31, 2003, 2002 and 2001 revenues for these services, which reduced general expenses incurred, were $4.8 million, $4.2 million and $0.3 million, respectively for SLDIC and $1.6 million, $1.0 million and $0.1 million, respectively for SLIC.

          Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2003, 2002 and 2001 commission expenses were incurred in the amounts of $253.8 million, $282.9 million and $229.7 million, respectively.

          Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

          the assets under management. For the years ended December 31, 2003, 2002 and 2001 expenses were incurred in the amounts of $20.8 million, $11.0 million and $4.4 million, respectively.

          Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2003, 2002 and 2001 expenses were incurred in the amounts of $2.4 million, $0.6 million and $0.3 million, respectively.

          Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2003, 2002 and 2001 revenue for these services was $26.0 million, $23.7 million and $23.1 million, respectively.

          Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2003, 2002 and 2001 revenues for these services, which reduced general expenses incurred, totaled $10.8 million, $9.8 million and $8.2 million, respectively for Equitable Life and $0.3 million, $0.3 million and $0.4 million, respectively for ULAIC.

          Expense sharing agreements with ING AIH for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2003 and 2002, ING USA incurred expenses of $30.2 million and $41.0 million, respectively.

          Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of ING USA's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of ING USA. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2003, 2002 and 2001.

     Reinsurance Agreements

     ING USA participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of ING USA's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

     Under this agreement, ING USA received a net reimbursement of expenses and charges of $132.5 million, $100.9 million and $224.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. This was offset by a decrease in policy acquisition costs deferred of $182.1 million, $143.5 million and $257.5 million, respectively, for the same periods. At December 31, 2003, 2002 and 2001, ING USA also had a payable to Equitable Life of $34.5 million, $7.1 million, and $22.6 million, respectively, due to the

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

     ING USA entered into a reinsurance agreement with Security Life of Denver International, Ltd. ("SLDI"), an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. In March 2003, the Company amended its reinsurance agreement with SLDI. Under this amendment, the Company terminated the reinsurance agreement for all inforce and new business and recaptured all inforce business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1 million. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6 million. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverables as of January 1, 2003 reflects adjustments on the investment of the reinsurance recoverable as of January 1, 2003 reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0 million offset by the receipt of a $24.1 million negative ceding commission. The net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

     Reciprocal Loan Agreement

     ING USA maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, ING USA and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, ING USA must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any ING USA borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ING USA incurred interest expense of $66,087, $33,000, and $26,000 for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, 2002 and 2001, ING USA did not have any borrowings or receivables from ING AIH under this agreement.

     Surplus Notes

     ING USA issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:


     (Millions)

      Surplus                                            Maturity
        Note     Amount      Affiliate                     Date             2003        2002         2001

        8.2%      50.0    *Equitable Life                12/29/2029            -         2.0          4.1
        8.0%      35.0     Security Life of Denver       12/7/2029           2.8         2.8          2.8
        7.8%      75.0     Equitable Life                9/29/2029           5.8         5.8          5.8
        7.3%      60.0     Equitable Life                12/29/2028          4.4         4.4          4.4
        8.3%      25.0    *Equitable Life                12/17/2026            -         1.0          2.1


     *Surplus notes redeemed June 28, 2002.

     Capital Transactions

     During 2003, 2002 and 2001, ING USA received capital contributions of $230.0 million, $356.3 million and $196.8 million respectively.


11.  Reinsurance

     At December 31, 2003, ING USA had reinsurance treaties with four unaffiliated reinsurers and two affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. ING USA remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     Reinsurance ceded in force for life mortality risks were $79.3 million and $90.7 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had net receivables of $13.0 million and $196.9 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2003 and 2002, respectively, these net receivables were comprised of the following: $15.0 million and $36.7 million for claims recoverable from reinsurers; $5.8 million and $6.3 million payable for reinsurance premiums; $(20.2) million and $137.2 million for reserve credits; and $21.1 million and $24.0 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $8.9 million, $50.8 million and $30.3 million and net policy benefits recoveries of $34.1 million, $49.5 million and $21.8 million for the years ended December 21, 2003, 2002 and 2001, respectively.

     ING USA participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(1.9) million, $(2.9) million and $(0.5) million for the years ended December 31, 2003, 2002 and 2001, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12.  Commitments and Contingent Liabilities

     Leases

     For the year ended December 31, 2003 and 2002 rent expense for leases was $2.6 million and $2.4 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $2.2 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $3.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $25.2 million and $77.0 million, respectively.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     Other Regulatory Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA; and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.


13.  Subsequent Event

     On January 1, 2004, Equitable Life, USG, and ULA, merged with and into the Company. Also on January 1, 2004, immediately after the merger, the Company changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA.

     The merger was accounted for based on the pooling-of-interests method. FAS 141, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under APB 16, provide a source of guidance for such transactions.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Prior to the merger date, the Merger Companies were affiliated companies of ING USA and indirect, wholly-owned subsidiaries of ING. Equitable Life was domiciled in Iowa and offered various insurance products, including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. ULA was also domiciled in Iowa and primarily offered annuity related insurance products, as well as life and health insurance that was ceded to other insurers. USG was domiciled in Oklahoma and offered various insurance products, including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance.

     A Form 8-K for ING USA describing the merger, was filed on January 4, 2004 and includes unaudited pro forma condensed consolidated financial information as of, and for the periods ended, September 30, 2003 and 2002, and December 31, 2002, 2001, and 2000. Revenue and net income for the period ended December 31, 2003, had the pooling been consummated at the date of the financial statements, is $1,509.5 million and $57.3 million, respectively (unaudited).

QUARTERLY DATA (UNAUDITED)



(Millions)

2003                                                   First             Second             Third            Fourth
----                                               ---------------   ---------------   ----------------  ----------------
Total revenue                                      $       173.1     $       150.3     $        159.8    $        130.9
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before income taxes                          (12.4)             60.3*              (1.0)             17.0
Income tax expense (benefit)                                (4.3)             19.4               (7.8)             (4.8)
                                                   ---------------   ---------------   ----------------  ----------------
Net income (loss)                                   $       (8.1)             40.9     $          6.8    $         21.8
                                                   ===============   ===============   ================  ================

(Millions)

2002                                                   First             Second             Third            Fourth
----                                               ---------------   ---------------   ----------------  ----------------
Total revenue previously reported                  $        69.4     $        89.2     $        141.4    $        109.4
    Adjustment (see Note 1)                                 12.6              12.6               11.1               5.6
                                                   ---------------   ---------------   ----------------  ----------------
Total revenue restated                                      82.0             101.8              152.5             115.0
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before income taxes                           (3.2)            (16.0)             (60.2)             37.2
Income tax expense (benefit)                                (1.0)             (5.5)             (19.2)             13.2
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before cumulative effect
    of change in accounting principle                       (2.2)            (10.5)             (41.0)             24.0
                                                   ---------------   ---------------   ----------------  ----------------
Cumulative effect of change in accounting
    principle                                             (135.3)                -                  -                 -
                                                   ---------------   ---------------   ----------------  ----------------
Net income (loss)                                   $     (137.5)    $       (10.5)    $        (41.0)   $         24.0
                                                   ===============   ===============   ================  ================


* The Amendment No. 1 on Form 10-Q/A was filed with respect to the Company's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2003, filed with the Securities and Exchange Commission on August 12, 2003. The amendment No. 1 reflected an adjustment to the Company's net income for the six months ended June 30, 2003 and did not impact results for the three months ended June 30, 2003. The adjustment for the six months ended June 30, 2003 related to a transposition error in the line item "Policy acquisition costs deferred," with a corresponding tax effect in the line item "Income tax expense (Benefit)" in Part 1, Item I, Condensed Consolidated Statements of Income. Consequently, Part I, Item 2, Management's Narrative Analysis of the Results of Operations and Financial Condition, was updated to reflect these adjustments. Additionally, in accordance with Regulation S-X, the Certifications required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 were attached as exhibits to the 10-Q/A in Part II, Item 6, Exhibits and Reports on Form 8-K. The Amendment No. 1 did not contain updates to reflect any events occurring after the original August 12, 2003 filing of the Company's Form 10-Q for the quarterly period ended June 30, 2003. All information contained in the Amendment No. 1 was subject to updating and supplementing as provided in the Company's reports filed with the Securities and Exchange Commission, as may be amended, for periods subsequent to the date of the original filing of the Form 10-Q for the quarterly period ended June 30, 2003.

Financial Statements and Exhibits

(a)  Financial Statements of Businesses Acquired

     Included are the financial statements of ELIC (the survivor to the merger with Ameribest Life Insurance Company, an affiliate, on January 1, 2003), USG, and ULA, prepared in conformity with statutory accounting principles ("SAP") (financial statements for these entities were not historically prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")). These statements include audited statutory basis financial statements for the years ended December 31, 2003 and 2002.

     See (c) Exhibits for financial statements.

(b) Pro Forma Financial Information in Accordance with Accounting Principles Generally Accepted in the United States of America

     Unaudited Pro Forma Condensed Consolidated Balance Sheet as of December 31, 2003

     Unaudited Pro Forma Condensed Consolidated Statements of Income for the Years Ended December 31, 2003, 2002 and 2001.

     Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements as of December 31, 2003, and for the periods ended December 31, 2003, 2002 and 2001.

     The following unaudited pro forma condensed consolidated financial information is based on the historical financial statements of ING USA, ELIC, USG, and ULA, and has been prepared to illustrate the effects of the merger of ELIC, USG, and ULA, with and into Golden. The unaudited pro forma condensed consolidated financial information is presented for illustration purposes only, and is not necessarily indicative of the operating results or financial position that would have occurred if the merger had been consummated, nor is it necessarily indicative of future operating results or financial position of the consolidated company.

Unaudited Pro Forma Condensed Consolidated Balance Sheet as of December 31, 2003
--------------------------------------------------------------------------------

                                                                                              Pro Forma       Pro Forma
(Millions)                                   ING USA        ELIC         USG         ULA     Adjustments    Consolidated
                                          -------------------------------------------------------------------------------

Assets
Investments:
   Fixed maturities, available for
     sale, at fair value                  $  5,223.3     $  3,873.7   $  6,406.5   $   594.4   $       -       $16,097.9
   Equity securities, at fair value:
     Common stock                                5.6            18.1           -           -           -            23.7
     Preferred stock                               -             0.4         1.3           -           -             1.7
     Investment in mutual funds                    -            94.9           -           -           -            94.9
     Investment in subsidiaries                    -         1,799.0           -           -    (1,799.0)(1)           -
   Mortgage loans on real estate               847.6         1,027.2     1,477.0        36.8           -         3,388.6
   Real estate                                     -             1.8         2.7           -           -             4.5
   Policy loans                                 17.5           126.5        32.2         0.9           -           177.1
   Short-term investments                       17.7               -         0.3           -           -            18.0
   Other investments                               -           237.9       (72.3)        7.7      (135.0)(2)        38.3
                                          -------------------------------------------------------------------------------

Total investments                            6,111.7         7,179.5     7,847.7       639.8    (1,934.0)       19,844.7

Cash and cash equivalents                       17.9            32.3        34.0         3.7           -            87.9
Accrued investment income                       65.4            44.1        68.6         7.6           -           185.7
Reinsurance recoverable                         13.0             2.1         0.3           -           -            15.4
Receivable for securities sold                  10.2             0.1         0.3           -           -            10.6
Deferred policy acquisition costs              835.3           825.1       162.9         3.4           -         1,826.7
Value of business acquired                       8.5            64.3        34.4         4.3           -           111.5
Due from affiliates                              4.2               -           -           -           -             4.2
Other assets                                    14.7             8.0        (2.4)        0.9           -            21.2
Assets held in separate accounts            17,112.6         1,044.4           -        63.2           -        18,220.2
                                          -------------------------------------------------------------------------------
Total assets                              $ 24,193.5      $  9,199.9   $ 8,145.8   $   722.9   $(1,934.0)     $ 40,328.1
                                          ===============================================================================

Liabilities and Shareholder's Equity
Policy liabilities and accruals:
   Future policy benefits and claims
     reserves                             $  5,277.3      $  5,644.7   $ 7,298.2   $   560.8   $       -      $ 18,781.0
Notes to affiliates                            170.0               -           -           -      (135.0)(2)        35.0
Due to affiliates                                  -           (54.4)        0.2         1.4           -           (52.8)
Payables for securities purchased                  -               -           -           -           -               -
Borrowed money                                 120.1           177.0       309.8           -           -           606.9
Current income taxes                             3.9            18.4        (2.3)       (0.6)          -            19.4
Deferred income taxes                          126.0           (54.8)       10.6        (2.8)          -            79.0
Other liabilities                               31.0            94.4        82.9         1.8           -           210.1
Liabilities related to separate
  accounts                                  17,112.6         1,044.4           -        63.2           -        18,220.2
                                          -------------------------------------------------------------------------------
Total liabilities                           22,840.9         6,869.7     7,699.4       623.8      (135.0)       37,898.8
                                          -------------------------------------------------------------------------------
Shareholder's equity
   Common stock                                  2.5             5.0         2.5         8.4       (15.9)(1)(3)      2.5
   Additional paid-in capital                1,358.4         3,600.3     1,468.2       188.7    (2,815.7)(1)(3)  3,799.9
   Accumulated other comprehensive income       64.2           138.6        48.2         5.4      (112.4)(1)       144.0
   Retained deficit                            (72.5)       (1,413.7)   (1,072.5)     (103.4)    1,145.0 (1)    (1,517.1)
                                          -------------------------------------------------------------------------------
Total shareholder's equity                   1,352.6         2,330.2       446.4        99.1    (1,799.0)        2,429.3
                                          -------------------------------------------------------------------------------
Total liabilities and shareholder's
  equity                                  $ 24,193.5      $  9,199.9   $ 8,145.8     $ 722.9   $(1,934.0)     $ 40,328.1
                                          ===============================================================================

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2003
--------------------------------------------------------------------------------


                                                                                                      Pro Forma        Pro Forma
(Millions)                                  ING USA         ELIC           USG            ULA        Adjustments     Consolidated
                                         -------------- ------------- -------------- -------------- --------------   --------------

Revenue:
   Premiums                               $       -      $     26.7    $       0.8    $        -      $        -      $     27.5
   Fee income                                 330.2            47.8           16.0           2.2               -           396.2
   Net investment income                      320.3           314.3          452.5          34.0           (10.2)(2)     1,110.9
   Net realized capital gains (losses)        (36.2)           (0.5)          (3.7)         11.0               -           (29.4)
   Other income (loss)                         (0.2)            4.5           (1.1)          0.6               -             3.8
                                         -------------- ------------- -------------- -------------- --------------   --------------
Total revenue                                 614.1           392.8          464.5          47.8           (10.2)        1,509.0
                                         -------------- ------------- -------------- -------------- --------------   --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders              320.1           306.6          370.7          23.7               -         1,021.1
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                       123.8            58.2           37.6           3.3               -           222.9
       Commissions                            250.3            37.2           48.1           0.5               -           336.1
       Policy acquisition costs deferred     (210.8)         (219.5)         (61.4)         (0.4)              -          (492.1)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                        184.7            99.4           57.8           6.1               -           348.0
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                            (131.6)          132.5              -             -               -             0.9
     Interest expense                          13.7             6.5            5.7             -           (10.2)(2)        15.7
                                         -------------- ------------- -------------- -------------- --------------   --------------
Total benefits, losses and expenses           550.2           420.9          458.5          33.2           (10.2)        1,452.6
                                         -------------- ------------- -------------- -------------- --------------   --------------
Income (loss) before income taxes              63.9           (28.1)           6.0          14.6               -            56.4
Income tax expense (benefit)                    2.5           (10.5)           2.1           5.1               -            (0.8)
Equity in subsidiaries                            -            65.3              -             -           (65.3)(4)           -
                                         -------------- ------------- -------------- -------------- --------------   --------------
Net income (loss)                         $    61.4       $    47.7     $      3.9     $     9.5      $    (65.3)     $     57.2
                                         ============== ============= ============== ============== ==============   ==============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2002
--------------------------------------------------------------------------------


                                                                                                  Pro Forma        Pro Forma
(Millions)                                  ING USA        ELIC          USG          ULA        Adjustments     Consolidated
                                          ------------ ------------- ------------ ------------  --------------   --------------

Revenue:
   Premiums                               $        -    $     30.2    $     1.1    $      -      $       -         $      31.3
   Fee income                                  204.0          54.0         20.0         3.7              -               281.7
   Net investment income                       197.7         249.7        416.6        44.1          (12.2)(2)           895.9
   Net realized capital gains (losses)           4.2         (43.7)       (65.7)        2.1              -              (103.1)
   Other income (loss)                           3.5          10.3          2.4         0.1              -                16.3
                                          ------------ ------------- ------------ ------------  --------------   --------------
Total revenue                                  409.4         300.5        374.4        50.0          (12.2)            1,122.1
                                          ------------ ------------- ------------ ------------  --------------   --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders               276.5         246.0        370.5        26.8              -               919.8
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                        139.7          46.5         33.0         1.0              -               220.2
       Commissions                             288.7          41.5         71.7         0.6              -               402.5
       Policy acquisition costs deferred      (292.2)       (186.6)       (80.2)          -              -              (559.0)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                         127.8         126.0         44.5         3.8              -               302.1
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                             (104.9)        100.9            -           -              -                (4.0)
      Interest expense                          16.0           6.9          6.1           -          (12.2)(2)            16.8
                                          ------------ ------------- ------------ ------------  --------------   --------------
Total benefits, losses and expenses            451.6         381.2        445.6        32.2          (12.2)            1,298.4
                                          ------------ ------------- ------------ ------------  --------------   --------------

Income (loss) before income taxes              (42.2)        (80.7)       (71.2)       17.8              -              (176.3)
Income tax expense (benefit)                   (12.5)        (29.0)       (24.9)        6.2              -               (60.2)
Equity in subsidiaries                             -         (76.0)           -           -           76.0(4)                -
                                          ------------ ------------- ------------ ------------  --------------   --------------

Income (loss) before cumulative effect
    of change in accounting principle      $   (29.7)    $  (127.7)    $  (46.3)    $  11.6       $   76.0        $     (116.1)
                                          ============ ============= ============ ============  ==============   ==============


Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2001
--------------------------------------------------------------------------------


                                                                                                     Pro Forma       Pro Forma
(Millions)                                 ING USA         ELIC           USG            ULA        Adjustments    Consolidated
                                        -------------- -------------- ------------- -------------- --------------  --------------

Revenue:
   Premiums                             $        -      $     33.2     $      1.1     $      -       $      -       $     34.3
   Fee income                                188.9            56.7           23.9          4.8              -            274.3
   Net investment income                      94.4           234.7          481.0         54.1          (14.3)(2)        849.9
   Net realized capital gains (losses)        (6.5)          (32.7)         (55.5)         1.3              -            (93.4)
   Other income (loss)                           -             9.4            1.4            -              -             10.8
                                        -------------- -------------- ------------- -------------- --------------  --------------
Total revenue                                276.8           301.3          451.9         60.2          (14.3)         1,075.9
                                        -------------- -------------- ------------- -------------- --------------  --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders             209.0           179.2          356.1         38.9              -            783.2
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                      119.9            94.7           23.3          3.3              -            241.2
       Commissions                           232.4            51.0           35.4          0.7              -            319.5
       Policy acquisition costs
         deferred                           (128.2)         (312.6)         (47.1)        (0.6)             -           (488.5)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                        49.6            55.6           65.3          4.4              -            174.9
   Goodwill                                    4.2            13.0           19.1          1.1              -             37.4
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                           (225.6)          224.6              -            -              -             (1.0)
     Interest expense                         19.4             7.3           10.8          0.3          (14.3)(2)         23.5
                                        -------------- -------------- ------------- -------------- --------------  --------------
Total benefits, losses and expenses          280.7           312.8          462.9         48.1          (14.3)         1,090.2
                                        -------------- -------------- ------------- -------------- --------------  --------------
Income (loss) before income taxes             (3.9)          (11.5)         (11.0)        12.1              -            (14.3)
Income tax expense (benefit)                   0.1             0.5            2.8          4.6              -              8.0
Equity in subsidiaries                           -           (17.8)             -            -           17.8(4)             -
                                        -------------- -------------- ------------- -------------- --------------  --------------
Net income (loss)                       $     (4.0)     $    (29.8)    $    (13.8)  $      7.5       $   17.8       $    (22.3)
                                        ============== ============== ============= ============== ==============  ==============

1.   Pro Forma Consolidation

     Statement of Financial Accounting Standards No. 141, Business Combinations ("FAS 141"), excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board Opinion No. 16, Business Combinations ("APB 16"), provide a source of guidance for such transactions. In accordance with APB 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16 in order to present the condensed financial position and results of operations of ING USA Annuity and Life Insurance Company ("ING USA"), Equitable Life Insurance Company of Iowa ("ELIC"), United Life & Annuity Insurance Company ("ULA"), and USG Annuity & Life Company ("USG"), as if the entities had previously been combined. The unaudited pro forma condensed consolidated balance sheet and income statements give effect to the consolidation transaction as if it had occurred on December 31, 2003 and January 1, 2000, respectively.

     Following is a description of the pro forma adjustments that have been made to the financial statements. All pro forma adjustments are elimination entries related to intercompany transactions between the entities, as required by accounting principles generally accepted in the United States of America. There were no other pro forma adjustments.

     (1) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC investment in ING USA and USG subsidiaries.

     (2) Prior to the merger, ING USA had an outstanding surplus note payable to ELIC. The pro forma adjustment eliminates the surplus note and related interest between ING USA and ELIC.

     (3) All of the shares of capital stock of ELIC, USG, and ULA, will be canceled and retired, and ceased to exist, as of the merger with ING USA.

     (4) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC equity in ING USA and USG income.

2.   Accounting for Goodwill and Intangible Assets

     The cumulative effect of change in accounting principle for the unaudited pro forma condensed consolidated income statements for the year ended December 31, 2002, reflects the adoption of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, ("FAS 142"). During 2002, ING USA and the Merger Companies adopted FAS 142.

     The adoption of this standard resulted in an impairment loss of $1,298.5 million in 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization, and is recorded as a change in accounting principle for year ended December 31, 2002.

     Effective January 1, 2002, ING USA and the Merger Companies applied the non-amortization provision (net of tax) of the new standard, which resulted in an increase in net income of $37.0 million for the twelve months ended December 31, 2002. Had ING USA and the Merger Companies been accounting for goodwill under FAS 142 for all periods presented, the Company's net income
     (loss) would have been as follows:


                                                                                  Year ended
                                                                                  December 31,
        (Millions)                                                                   2001
                                                                                --------------

        Pro forma consolidated net income (loss)                                $       (22.3)
        Add back goodwill amortization, net of tax                                       37.0
                                                                                --------------
        Adjusted pro forma consolidated net income                              $        14.7
                                                                                ==============


3.   Statutory Merger

     On January 1, 2003, Ameribest Life Insurance Company ("AMB"), an affiliated life insurance company domiciled in Georgia, was merged with ELIC.

     As FAS 141 excludes transfers of net assets or exchanges of shares between entities under common control, the merger was based on certain provisions under APB 16, which provide a source of guidance for such transactions.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16, in order to present the condensed results of operations of ELIC and AMB as if the entities had previously been combined. The pro forma condensed consolidated income statements give effect to the consolidation transaction as if it had occurred on January 1, 2001.

(c)    Exhibits

       Reference
       Number         Page       Exhibit Description

       99.1           1-40       Audited  statutory  basis  financial
                                 statements for the years ended December 31, 2003 and 2002, for Equitable Life Insurance
                                 Company of Iowa, including Report of
                                 Independent Auditors.

       99.2           1-27       Audited  statutory  basis  financial
                                 statements for the year ended December 31, 2002, for Ameribest Life Insurance Company, including Report of Independent Auditors.

       99.3           1-33       Audited statutory basis financial  statements
                                 for the years ended December 31, 2003 and 2002, for USG Annuity & Life Company, including
                                 Report of Independent Auditors.

       99.4           1-32       Audited  statutory  basis  financial
                                 statements for the years ended December 31, 2003 and 2002, for United Life & Annuity
                                 Insurance Company, including Report of
                                 Independent Auditors.

                                                                    Exhibit 99.1



                         Report of Independent Auditors

Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of Equitable Life Insurance Company of Iowa ("the Company" which, effective January 1, 2004, merged with an affiliate ING USA Annuity and Life Insurance Company, an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Iowa Division of Regulatory Agencies of the State of Iowa, Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division.



                                                               /s/ Ernst & Young


March 22, 2004

                    Equitable Life Insurance Company of Iowa
                        Balance Sheets - Statutory Basis


                                                                                            December 31
                                                                                     2003                 2002
                                                                                -----------------------------------
                                                                                           (In Thousands)
Admitted assets
Cash and invested assets:
  Bonds                                                                          $ 3,758,375          $ 3,207,349
  Preferred stocks                                                                       441                  441
  Common stocks                                                                      112,959              120,285
  Subsidiaries                                                                     1,073,826              811,079
  Mortgage loans                                                                   1,024,031              864,597
  Real estate, less accumulated depreciation (2003-$0;
    2002-$339)                                                                         1,800                3,651
  Contract loans                                                                     126,488              130,790
  Other invested assets                                                              247,753              180,120
  Cash and short-term investments                                                    136,325               28,002
                                                                                -----------------------------------
Total cash and invested assets                                                     6,481,998            5,346,314
Deferred and uncollected premiums, less loading (2003- $801,
  2002- $785)                                                                         63,386               64,607
Accrued investment income                                                             44,056               47,007
Reinsurance balances recoverable                                                       1,805                  785
Data processing equipment, less accumulated depreciation
  (2003-$6,791; 2002-$5,459)                                                              58                  186
Indebtedness from related parties                                                      5,015              108,320
Federal income tax recoverable (including $20,472 and $571 net
  deferred tax assets at December 31, 2003 and 2002, respectively)                    20,472               53,912
Separate account assets                                                            1,044,925              959,377
Other assets                                                                         442,871              303,168
                                                                                -----------------------------------
Total admitted assets                                                            $ 8,104,586          $ 6,883,676
                                                                                ===================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                        Balance Sheets - Statutory Basis

                                                                                          December 31
                                                                                      2003             2002
                                                                                ----------------------------------
                                                                                          (In Thousands,
                                                                                      except share amounts)
Liabilities and capital surplus
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                                                    $ 4,818,747        $ 4,294,323
    Deposit type contracts                                                           620,717            190,201
    Policyholders' funds                                                                 252                310
    Dividends payable                                                                 16,905             23,795
    Unpaid claims                                                                      1,195              2,227
                                                                                ----------------------------------
  Total policy and contract liabilities                                            5,457,816          4,510,856
  Accounts payable and accrued expenses                                               36,740             31,714
  Indebtedness to related parties                                                    133,258             66,265
  Asset valuation reserve                                                             38,410             26,123
  Interest maintenance reserve                                                        29,987             15,472
  Federal income taxes payable                                                        18,417                  -
  Borrowed money, net                                                                176,983            148,996
  Other liabilities                                                                  (13,244)           (19,337)
  Separate account liabilities                                                     1,044,925            959,377
                                                                                ----------------------------------
Total liabilities                                                                  6,923,292          5,739,466
Capital and surplus:
   Common stock: $1.00 par value; authorized 7,500,000 shares,
     issued and outstanding 5,000,300 shares                                           5,000              5,000
   Paid in and contributed surplus                                                 1,236,632          1,236,632
   Unassigned deficit                                                                (60,338)           (97,422)
                                                                                ----------------------------------
Total capital and surplus                                                          1,181,294          1,144,210
                                                                                ----------------------------------
Total liabilities and capital and surplus                                        $ 8,104,586        $ 6,883,676
                                                                                ==================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis


                                                                                     Year ended December 31
                                                                                     2003              2002
                                                                                ----------------------------------
                                                                                         (In Thousands)
Premiums and other revenues:
   Life, annuity, and accident and health premiums                               $ 2,133,311         $ 1,839,818
   Policy proceeds and dividends left on deposit                                       2,026               1,840
   Net investment income                                                             307,296             247,193
   Amortization of interest maintenance reserve                                       (2,855)             (1,930)
   Commissions, expenses paid and other miscellaneous expenses                            86                 179
   Other income                                                                       17,534              23,058
                                                                                ----------------------------------
Total premiums and other revenues                                                  2,457,398           2,110,158
Benefits paid or provided:
  Death benefits                                                                      41,587              44,630
  Annuity benefits                                                                   114,717             124,590
   Surrender benefits                                                                683,949             692,942
   Interest on policy or contract funds                                               10,524               5,440
   Other benefits                                                                      6,398               7,943
   Increase in life, annuity, and accident and health reserves                     1,433,202           1,201,144
   Net transfers from separate accounts                                             (121,443)           (135,686)
                                                                                ----------------------------------
Total benefits paid or provided                                                    2,168,934           1,941,003
Insurance expenses:
  Commissions                                                                        206,214             158,533
  General expenses                                                                    54,442              44,751
  Insurance taxes, licenses and fees, excluding federal income taxes                   2,581               3,824
  Other deductions                                                                     2,281                 756
                                                                                ----------------------------------
Total insurance expenses                                                             265,518             207,864
                                                                                ----------------------------------
Gain (loss) from operations before policyholder dividends, federal
  income taxes and net realized capital gains (losses)                                22,946             (38,709)
Dividends to policyholders                                                            13,683              23,406
                                                                                ----------------------------------
Gain (loss) from operations before federal income taxes and net realized
   capital gains (losses)                                                              9,263             (62,115)
Federal income taxes                                                                  26,865              37,810
                                                                                ----------------------------------
Loss from operations before net realized capital gains (losses)                      (17,602)            (99,925)
Net realized capital gains (losses) net of income tax expense (benefit)
   2003 - $(9,263) and 2002 - $(10,546); and excluding net transfers to the
   interest maintenance reserve 2003 - $11,660 and 2002 - $3,157                       2,597             (22,521)
                                                                                ----------------------------------
Net loss                                                                         $   (15,005)        $  (122,446)
                                                                                ==================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
         Statements of Changes in Capital and Surplus - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
Common stock:
  Balance at beginning and end of year                                          $     5,000          $     5,000
                                                                                -------------        -------------
Paid-in and contributed surplus:
   Balance at beginning of year                                                   1,236,632              721,632
   Capital contributions                                                                  -              515,000
                                                                                -------------        -------------
   Balance at end of year                                                         1,236,632            1,236,632
                                                                                -------------        -------------
Unassigned deficit:
   Balance at beginning of year                                                     (97,422)             329,096
   Net loss                                                                         (15,005)            (122,446)
   Change in net unrealized capital gains or losses                                  40,085             (307,450)
   Change in nonadmitted assets                                                       7,194              (58,896)
   Change in asset valuation reserve                                                (12,287)                 670
   Change in net deferred income tax                                                 17,097               61,604
                                                                                -------------        -------------
   Balance at end of year                                                           (60,338)             (97,422)
                                                                                -------------        -------------
Total capital and surplus                                                       $ 1,181,294          $ 1,144,210
                                                                                =============        =============


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                   Statements of Cash Flows - Statutory Basis


                                                                                        Year ended December 31
                                                                                     2003                2002
                                                                                -------------       ---------------
                                                                                          (In Thousands)
Operations
Premiums, policy proceeds, and other
  considerations received, net of reinsurance paid                              $  2,134,739        $    1,780,915
Net investment income received                                                       375,667               293,438
Commissions, expenses paid and miscellaneous expenses                             (1,130,672)              (920,278)
Benefits paid                                                                       (990,503)             (875,116)
Net transfers from separate accounts                                                 125,168               148,848
Dividends paid to policyholders                                                      (20,097)              (23,568)
Federal income taxes received (paid)                                                  54,155               (47,836)
Other revenues                                                                        19,771                24,690
                                                                                -------------       ---------------
Net cash provided by operations                                                      568,228               381,093

Investment activities
Proceeds from sales, maturities, or repayments of investments:
  Bonds                                                                            4,136,759             3,714,591
  Preferred and common stocks                                                         28,835                   357
  Mortgage loans                                                                     164,802               103,567
  Real estate                                                                          1,550                 2,241
  Other invested assets                                                                  970                51,647
  Net (losses) gains on cash and short term investments                                 (312)                    3
  Miscellaneous proceeds                                                                 139                84,645
                                                                                -------------        --------------
Net proceeds from sales, maturities, or repayments of investments                  4,332,743             3,957,051

Cost of investments acquired:
  Bonds                                                                            4,739,924             4,117,843
  Preferred and common stocks                                                        246,024               556,492
  Mortgage loans                                                                     324,206               121,122
  Other invested assets                                                                  509                   844
  Miscellaneous applications                                                          71,432               106,949
                                                                                -------------        --------------
Total cost of investments acquired                                                 5,382,095             4,903,250
Net change in contract loans                                                           4,302                 9,638
                                                                                -------------        --------------
Net cash used in investment activities                                            (1,045,050)             (936,561)

Financing and miscellaneous activities
Cash provided:
  Capital and surplus paid-in                                                              -               506,300
  Borrowed money                                                                      27,987                13,008
  Net deposits on deposit-type contract funds                                        412,265                21,616
  Other uses                                                                         144,893               (42,858)
                                                                                -------------        --------------
Net cash provided by financing and miscellaneous activities                          585,145               498,066
                                                                                -------------        --------------
Net change in cash and short-term investments                                        108,323               (57,402)
Cash and short-term investments:
   Beginning of year                                                                  28,002                85,404
                                                                                -------------        --------------
   End of year                                                                  $    136,325         $      28,002
                                                                                =============        ==============


   The accompanying notes are an integral part of these financial statements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     Equitable Life Insurance Company of Iowa (the Company) is domiciled in Iowa and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc., which is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc.

     The Company  offers  various  insurance  products  including  deferred  and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals. The Company is presently licensed in 49 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     On December 12, 2002, the Board of Directors of the Company approved a plan of merger with an affiliate of the Company, Ameribest Life Insurance Company, a Georgia domiciled company, effective January 1, 2003. The Company was the surviving corporation of the transaction. The 1,666,666.67 issued and outstanding shares of Ameribest Life Insurance Company were retired and canceled upon the effective time and date of the merger. The Georgia Department of Insurance approved the merger on December 18, 2002 and the Iowa Department of Insurance approved the merger on December 27, 2002, with the effective date of the merger being January 1, 2003. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net loss and other capital and surplus adjustments for the twelve months ended December 31, 2002, were $2,082,573,000, $(119,795,000) and
     $210,415,000 respectively for the Company and $27,585,000, $(2,651,000) and
     $513,000 respectively for Ameribest.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the State of Iowa (Iowa Insurance Division), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------
     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

     Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

     SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Iowa Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value. Nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          The Company uses derivatives such as interest rate swaps, caps and floors and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost with the exception of the S&P Options. The S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from the S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

          The Company's insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

          Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership agreements, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

          Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest rate method.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 10%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the State of Iowa is $239,161,000 at December 31, 2003. The amount of reserves for policies on which gross premiums are less than the net premiums deficiency reserves is $1,514,000 at December 31, 2003.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Data Processing Equipment

     Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful lives of the assets.

     Participating Insurance

     Participating business approximates less than 12% of the Company's ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $13,683,000 and $23,406,000 were incurred 2003 and 2002, respectively.

     Pension Plans

     The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:


                                                                                             December 31
                                                                                     2003                   2002
                                                                                ----------------      ---------------
                                                                                           (In Thousands)

     Deferred federal income taxes                                              $     154,178         $     160,490
     Agents' debt balances                                                                376                   267
     Furniture and equipment                                                            2,668                 4,337
     Leasehold improvements                                                               902                 1,033
     Deferred and uncollected premium                                                     145                   426
     Commuted commission                                                                  829                 1,108
     Suspense debts                                                                     4,264                 3,586
     Other                                                                                922                   231
                                                                                ----------------      ---------------
     Total nonadmitted assets                                                   $     164,284         $     171,478
                                                                                ================      ===============


     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $665,500,000 and repaid $698,900,000 in 2003, and borrowed $1,267,535,000 and repaid $1,267,535,000 in 2002. These borrowings were on a short-term basis at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $61,876 and $206,000 during 2003 and 2002, respectively.

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Iowa. The Iowa State Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency in under the Iowa Insurance Laws. NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Division of Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                                               Gross       Gross
                                                                                 Amortized   Unrealized  Unrealized     Fair
                                                                                   Cost         Gains      Losses       Value
                                                                                -----------  ----------  -----------  ----------
                                                                                                  (In Thousands)

     At December 31, 2003:
     U.S. Treasury securities                                                   $   63,442   $      746  $       41   $   64,147
       obligations of U.S. government
       corporations and agencies
     States, municipalities,
       and political subdivisions                                                   15,248           12       1,208       14,052
     Foreign government                                                             95,347        9,942         525      104,764
     Public utilities securities                                                   358,013       18,034       2,097      373,950
     Corporate securities                                                        1,767,783       96,572      12,490    1,851,865
     Mortgage-backed securities                                                    947,342       17,669      16,982      948,029
     Commercial mortgage-backed securities                                         172,654       11,602         584      183,672
     Other structured securities                                                   339,186        5,674      11,660      333,200
                                                                                -----------  ----------  -----------  ----------
     Total fixed maturities                                                      3,759,015      160,251      45,587    3,873,679
                                                                                -----------  ----------  -----------  ----------
     Preferred stocks                                                                  441            -           -          441
     Common stocks                                                                 108,680        4,304          25      112,959
                                                                                -----------  ----------  -----------  ----------
     Total equity securities                                                       109,121        4,304          25      113,400
                                                                                -----------  ----------  -----------  ----------
     Total                                                                      $3,868,136   $  164,555  $   45,612   $3,987,079
                                                                                ===========  ==========  ===========  ==========
     December 31, 2002:
     U.S. Treasury securities and
       obligations of U.S. government
       corporations and agencies                                                $   23,522   $    1,617  $        -   $   25,139
     States, municipalities,
       and political subdivisions                                                      248           11           -          259
     Foreign government                                                            172,130       12,466       4,538      180,058
     Public utilities securities                                                   213,753       10,027       3,722      220,058
     Corporate securities                                                        1,508,444       97,591      12,406    1,593,629
     Mortgage-backed securities                                                    911,369       41,639      20,820      932,188
     Other structured securities                                                   378,523       23,113      19,667      381,969
                                                                                -----------  ----------  -----------  ----------
     Total fixed maturities                                                      3,207,989      186,464      61,153    3,333,300
                                                                                -----------  ----------  -----------  ----------
     Preferred stocks                                                                  441            -           -          441
     Common stocks                                                                 120,051          234           -      120,285
                                                                                -----------  ----------  -----------  ----------
     Total equity securities                                                       120,492          234           -      120,726
                                                                                -----------  ----------  -----------  ----------
     Total                                                                      $3,328,481   $  186,698  $   61,153   $3,454,026
                                                                                ===========  ==========  ===========  ==========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:


                                                 More than 6
                                               months and less
                           Less than 6          than 12 months      More than 12
                        months below cost         below cost       months below cost           Total
                       -------------------  -------------------  -------------------   ------------------
                                                         (In Thousands)

     Fair value         $     521,371        $     315,592        $      53,556         $    890,519
     Unrealized loss            4,839               21,102               19,646               45,587


     Of the unrealized losses more than 6 months and less than 12 months in duration of $21,102,000, there were $4,481,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $16,621,000 as of December 31, 2003 included the following significant items:

          $9,004,000 of unrealized losses related to mortgage-backed and structure securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $118,777,000.

          $4,324,000 of unrealized losses related to the energy/utility industry, for which the fair value was $75,347,000. During 2003, the energy sector recovered due to a gradually improving economic picture. Current analysis indicates the debt will be serviced in accordance with the contractual terms.

          $1,895,000 of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $1,858,000 for which the fair value was $11,796,000. Credit exposures are in the beverage industry in Italy and Great Britain.

          $1,398,000 of unrealized losses related to the telecommunications/cable/media industry, for which the fair value was $26,033,000. During 2003, the sector recovered somewhat due to a gradually improving economy. Credit exposure is primarily focused in what management believes to be the largest and most financially secure companies in the sector.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Of the unrealized losses more than 12 months in duration of $19,645,000, there were $197,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $19,448,000 as of December 31, 2003 included the following significant items:

          $17,930,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $31,213,000.

          $654,000 of unrealized losses related to the airline industry, for which the fair value was $10,725,000. During 2003, the airline industry continued to suffer from decreased passenger volumes partially offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates for which the specific collateral is represented by newer models that are expected to be retained as individual airlines reduce their fleets.

          The remaining unrealized losses totaling $864,000 relate to a fair value of $9,161,000.

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                     Amortized           Fair
                                                                                       Cost              Value
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
     December 31, 2003
     Maturity:
       Due in 1 year or less                                                    $     23,004      $      23,270
       Due after 1 year through 5 years                                              948,836            997,266
       Due after 5 years through 10 years                                            950,055            997,168
       Due after 10 years                                                            377,938            391,074
                                                                                ----------------  ----------------
                                                                                   2,299,833          2,408,778

     Mortgage-backed securities                                                      947,342           948,029
     Commercial mortgage-backed securities                                           172,654           183,672
     Other structured securities                                                     339,186           333,200
                                                                                ----------------  ----------------
     Total                                                                      $  3,759,015      $  3,873,679
                                                                                ================  ================

     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $2,434,000, were on deposit with state insurance departments to satisfy regulatory requirements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2003 and 2002 is as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Amortized cost                                                             $   3,759,015     $   3,207,989
     Less nonadmitted bonds                                                              (640)             (640)
                                                                                ----------------  ----------------
     Carrying value                                                             $   3,758,375     $   3,207,349
                                                                                ================  ================


     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $2,329,158,000 and $2,334,028,000 in 2003 and
     2002, respectively. Gross gains of $48,928,000 and $43,441,000 and gross losses of $11,521,000 and $37,946,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Equity securities - affiliated                                             $      5,349      $         35
     Equity securities - unaffiliated                                                    215                 -
     Bonds                                                                           222,611           249,688
     Mortgage loans                                                                   67,158            66,004
     Contract loans                                                                    6,464             7,840
     Real estate                                                                         367               757
     Other                                                                            26,435           (58,291)
                                                                                ----------------  ----------------
     Total investment income                                                         328,599           266,033

     Investment expenses                                                             (21,303)          (18,840)
                                                                                ----------------  ----------------
     Net investment income                                                      $    307,296      $    247,193
                                                                                ================  ================

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Investment purchase commitments                                            $     37,678      $       47,317


Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $126,983,000 and $95,972,777 at December 31, 2003 and 2002, respectively.
     The securities underlying these agreements are mortgage-backed securities with a book value of $126,317,000 and $95,936,000 and a fair value of $127,423,000 and $97,433,000 at December 31, 2003 and 2002, respectively.
     The securities have a weighted average coupon of 5.4% and have maturities ranging from December 2018 through December 2033. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2003. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2003 and 2002, the amounts outstanding on these agreements were $0 and $3,000,000, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $0 and $3,135,000 and a fair value of $0 and $3,163,000 at December 31, 2003 and 2002, respectively.

     The maximum and minimum lending rates for new long-term commercial mortgage loans during 2003 were 6.20% and 2.78%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 89.7% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due on mortgages as of December 31, 2003 and 2002 was $54,000 and $23,000, respectively.


4.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

     The Company uses S&P Options to hedge against an increase in the S&P Index. Such increase results in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in a consistent manner with the underlying reserve liabilities, both of which are carried at far value with the change in value running through the income statement. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities.

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2003 and 2002:


                                                                                 Notional    Carrying      Fair
                                                                                  Amount       Value       Value
                                                                                ----------   ----------   ---------
                                                                                           (In Thousands)

     December 31, 2003
     Interest rate contracts:
       Swaps                                                                    $  316,584   $        -   $  (9,103)
       Caps owned                                                                  595,000        1,231          10
       Options owned                                                             1,287,802      100,942     100,942
                                                                                ----------   ----------   ---------
     Total derivatives                                                          $2,199,386   $  102,173   $  91,849
                                                                                ==========   ==========   =========

     December 31, 2002
     Interest rate contracts:
       Swaps                                                                    $  266,098   $        -   $  (4,428)
       Caps owned                                                                  743,000        2,508         908
       Options owned                                                               856,438       30,325      30,325
                                                                                ----------   ----------   ---------
     Total derivatives                                                          $1,865,536   $   32,833   $  26,805
                                                                                ==========   ==========   =========


5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade corporate bonds with an aggregate book value of $244,590,000 and $215,967,000 and with an aggregate market value of $256,968,000 and $201,208,000 at December 31, 2003 and
     2002, respectively. Those holdings amounted to 6.5% of the Company's investments in bonds and 3.5% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $96,917,000 and $73,548,000 with an aggregate NAIC market value of $99,937,000 and $79,056,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 2.5% of the Company's investment in bonds and 1.4% of the Company's total admitted assets at December 31, 2003.

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (18.74%) and Texas (9.18%). The remaining commercial mortgages relate to properties located in 38 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $29,000,000.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

6.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount       Percent
                                                                                -------------  ----------
                                                                                     (In Thousands)

     December 31, 2003
     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                             $  2,005,225      34.0%
       At book value less surrender charge                                         1,270,988      21.5
        At fair value                                                              1,020,807      17.3
                                                                                -------------  ----------
     Subtotal                                                                      4,297,020      72.8

     Subject to discretionary withdrawal (without adjustment):
       At book value with minimal or no charge or adjustment                         716,305      12.1
     Not subject to discretionary withdrawal                                         885,463      15.1
                                                                                -------------  ----------
     Total annuity reserves and deposit
       fund liabilities before reinsurance                                         5,898,788     100.0%
                                                                                               ==========
     Less reinsurance ceded                                                          556,052
                                                                                -------------
     Net annuity reserves and deposit fund liabilities                          $  5,342,736
                                                                                =============
     December 31, 2002
     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                             $  1,813,570      37.2%
       At book value less surrender charge                                           864,057      17.7
       At fair value                                                               1,079,649      22.2
                                                                                -------------  ----------
     Subtotal                                                                      3,757,276      77.1

     Subject to discretionary withdrawal (without adjustment):
       At book value with minimal or no charge or adjustment                         447,961       9.2
     Not subject to discretionary withdrawal                                         669,775      13.7
                                                                                -------------  ----------
     Total annuity reserves and deposit
       fund liabilities before reinsurance                                         4,875,012     100.0%
                                                                                               ==========
     Less reinsurance ceded                                                          576,980
                                                                                -------------
     Net annuity reserves and deposit fund liabilities                          $  4,298,032
                                                                                =============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Employee Benefit Plans

     Pension Plan and Postretirement Benefits

     Effective December 31, 2001, the qualified noncontributory defined benefit retirement plans of the Company, along with certain other US subsidiaries of ING AIH, were merged into one plan, which is recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

     The Company also provides certain health care and life insurance benefits for retired employees.

     A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:


                                                          Pension Benefits          Other Benefits
                                                       -----------------------  ----------------------
                                                          2003         2002        2003        2002
                                                       ----------  -----------  ----------  ----------
                                                                        (In Thousands)
    Change in benefit obligation
     Benefit obligation at beginning of year           $  8,115    $   13,015   $  6,694    $   5,383
     Service cost                                             -           546        676          210
     Interest cost                                          540         1,008        410          400
     Contribution by plan participants                        -             -      2,048          376
     Actuarial gain (loss)                                2,103        (6,153)    (1,471)         373
     Benefits paid                                         (415)         (301)    (2,667)        (847)
     Plan amendments                                          -             -          -          799
                                                       ----------  -----------  ----------  ----------
     Benefit obligation at end of year                 $ 10,343    $    8,115   $  5,690    $   6,694
                                                       ==========  ===========  ==========  ==========

     Change in plan assets
     Fair value of plan assets at beginning of year    $      -    $        -   $      -    $       -
     Actual return on plan assets                             -             -          -            -
     Employer contribution                                  415           301        619          471
     Plan participants' contributions                         -             -      2,048          376
     Benefits paid                                         (415)         (301)    (2,667)        (847)
                                                       ----------  -----------  ----------  ----------
Fair value of plan assets at end of year               $      -    $        -   $      -    $       -
                                                       ==========  ===========  ==========  ==========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------


                                                            Pension Benefits          Other Benefits
                                                       ------------------------- ------------------------
                                                          2003         2002        2003        2002
                                                       -----------  ------------ ------------ -----------
                                                                        (In Thousands)

     Funded status                                     $ (10,343)   $ (8,115)    $ (5,690)    $ (6,694)
     Unamortized prior service credit                       (290)       (318)        (648)        (746)
     Unrecognized net (gain) or loss                      (1,276)     (3,715)      (1,917)       2,566
     Remaining net obligation                                 28          31        2,733            -
                                                       -----------  ------------ ------------ -----------
     Net amount recognized                             $ (11,881)   $(12,117)    $ (5,522)    $ (4,874)
                                                       ===========  ============ ============ ===========

     Components of net periodic benefit cost
     Service cost                                      $       -    $    546     $    676     $    210
     Interest cost                                           540       1,008          410          400
     Expected return on plan assets                            -           -            -            -
     Amortization of unrecognized transition
       obligation or transition assets                         2           2          304          304
     Amount of recognized gains and losses                  (336)        100          (25)         (42)
     Amount of prior service cost recognized                 (28)        (28)         (98)         701
     Amount of gain or loss recognized
       due to a settlement or curtailment                      -           -            -            -
                                                       ------------ ------------ ------------ -----------
     Total net periodic benefit cost                   $     178    $  1,628     $  1,267     $  1,573
                                                       ============ ============ ============ ===========

     In addition, the Company has a pension benefit obligation and an other benefit obligation for non-vested employees as of December 31, 2003 and 2002 in the amount of $623,000 and $682,000, and $3,665,000 and $2,633,000
     (OPEB obligation), respectively.

     Assumptions used in determining the accounting for the defined benefit plans and other post-retirement benefit plans as of December 31, 2003 and 2002 were as follows:


                                                              2003              2002
                                                       ----------------  -----------------
     Weighted-average discount rate                           6.25 %            6.75 %
     Rate of increase in compensation level                   3.75 %            3.75 %
     Expected long-term rate of return on assets              8.75 %            9.00 %


     The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10.0% graded to 5.0% thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $48,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $46,000.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     401(k) Plan

     The ING Savings Plan is a defined contribution plan, which is available to substantially all employees. Participants may make contributions to the plan through salary reductions up to a maximum of $12,000 for 2003 and $11,000 for 2002. Such contributions are not currently taxable to the participants. The Company matches up to 6% of pre-tax eligible pay at 100%. Company matching contributions were $569,000 and $681,000 for 2003 and 2002, respectively.


8.   Separate Accounts

     Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. All such policies are of a nonguaranteed return nature. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The general nature and characteristics of the separate accounts business follows:


                                                                                 Nonguaranteed
                                                                                   Separate
                                                                                   Accounts
                                                                                --------------
                                                                                (In Thousands)

     December 31, 2003
     Premium, consideration or deposits for year ended December 31, 2003        $    23,144
                                                                                ==============

     Reserves for accounts with assets at:
       Market value                                                             $ 1,020,807
       Amortized cost                                                                     -
                                                                                --------------
     Total reserves                                                             $ 1,020,807
                                                                                ==============
     Reserves for separate accounts by withdrawal characteristics:
       Subject to discretionary withdrawal:
         With market value adjustment                                           $         -
       At book value without market value adjustment
         less current surrender charge of 5% or more                                      -
       At market value                                                            1,020,807
       At book value without market value adjustment
         less current surrender charge of less than 5%                                    -
                                                                                --------------
     Subtotal                                                                     1,020,807

     Not subject to discretionary withdrawal                                              -
                                                                                --------------
     Total separate account reserves                                            $ 1,020,807
                                                                                ==============
     December 31, 2002
     Premium, consideration or deposits for year ended December 31, 2002        $    33,970
                                                                                ==============
     Reserves for accounts with assets at:
       Market value                                                             $   931,533
       Amortized cost                                                                     -
                                                                                --------------
     Total reserves                                                             $   931,533
                                                                                ==============
     Reserves for separate accounts by withdrawal characteristics:
       Subject to descretionary withdrawal:
         With market value adjustment                                           $         -
       At book value without market value adjustment
         less current surrender charge of 5% or more                                      -
       At market value                                                              931,533
       At book value without market value adjustment
         less current surrender charge of less than 5%                                    -
                                                                                --------------
       Subtotal                                                                     931,533
       Not subject to discretionary withdrawal                                            -
                                                                                --------------
     Total separate account reserves                                            $   931,533
                                                                                ==============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
     Transfers as reported in the Summary of Operations
      of the Separate Accounts Statement:
      Transfers to separate accounts                                            $     23,144      $       33,970
      Transfers from separate accounts                                               144,588             169,689
                                                                                ----------------  ----------------
     Net transfers from separate accounts                                           (121,444)           (135,719)

     Reconciling adjustments:
      Other transfers                                                                      1                  33
                                                                                ----------------  ----------------
Transfers as reported in the Statement of Operations                            $   (121,443)     $     (135,686)
                                                                                ================  ================


9.   Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $1,912,796,000 and $1,299,151,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:



                                                                                        December 31
                                                                                    2003           2002
                                                                                -------------  -------------
                                                                                       (In Thousands)

     Premiums                                                                   $     5,107    $     5,223
     Benefits paid or provided                                                        7,356          8,481
     Policy and contract liabilities at year end                                    585,318        604,861


     During 2003 and 2002, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Federal Income Taxes

     The Company files a consolidated federal income tax return with its subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     The components of the net deferred tax asset (liability) at December 31 are as follows:


                                                                                       December 31
                                                                                    2003          2002
                                                                                -------------  ------------
                                                                                      (In Thousands)

     Total gross deferred tax assets                                            $    180,746   $   166,200
     Total deferred tax liabilities                                                   (6,096)       (5,139)
                                                                                -------------  ------------
     Net deferred tax asset                                                          174,650       161,061
     Deferred tax asset nonadmitted                                                 (154,178)     (160,490)
                                                                                -------------  ------------
     Net admitted deferred tax asset                                            $     20,472   $       571
                                                                                =============  ============
     Decrease (increase) in nonadmitted asset                                   $      6,312   $   (63,007)
                                                                                =============  ============


     Significant components of income taxes incurred as of December 31 are:

     Current income taxes incurred consisted of the following major components:


                                                                                        December 31
                                                                                    2003           2002
                                                                                -------------  ------------
                                                                                       (In Thousands)

     Federal taxes on stand alone operations                                    $    26,865    $   (18,201)
     Federal taxes paid to affiliates under tax sharing agreement                         -         67,278
     Consolidated operations loss carryback utilized                                      -        (11,267)
                                                                                -------------  ------------
     Total taxes on operations                                                       26,865         37,810
                                                                                -------------  ------------
     Federal taxes on capital gains                                                  (9,263)        (1,301)
     Federal taxes paid to affiliates under tax sharing agreement                         -          3,896
     Consolidated operations loss carryback utilized                                      -        (12,625)
                                                                                -------------  ------------
     Total taxes on capital gains                                                    (9,263)       (10,030)
                                                                                -------------  ------------
     Total taxes incurred                                                       $    17,602    $    27,780
                                                                                =============  ============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                        December 31
                                                                                    2003             2002
                                                                                --------------  --------------
                                                                                       (In Thousands)

     Deferred tax assets resulting from book/tax differences in:
       Deferred acquisition costs                                               $    25,293     $     31,238
       Insurance reserves                                                            21,429           21,250
       Investments                                                                   18,791           19,753
       Policyholder dividends                                                         5,917            8,328
       Nonadmitted assets                                                             3,484            3,700
       Unrealized loss on investments                                                     -              704
       Goodwill                                                                         799              880
       Operations loss carryforwards                                                 92,808           72,890
       AMT carryforward                                                               4,000                -
       Other                                                                          8,225            7,457
                                                                                --------------  --------------
     Total deferred tax assets                                                      180,746          166,200
     Deferred tax assets nonadmitted                                               (154,178)        (160,490)
                                                                                --------------  --------------
     Admitted deferred tax assets                                                    26,568            5,710
                                                                                --------------  --------------
     Deferred tax liabilities resulting from book/tax differences in:
       Fixed assets                                                                      62            2,164
       Investments                                                                      746              132
       Due & deferred premiums                                                        2,196            2,488
       Unrealized gains on investments                                                3,092                -
       Other                                                                              -              355
                                                                                --------------  --------------
     Total deferred tax liabilities                                                   6,096            5,139
                                                                                --------------  --------------
     Net admitted deferred tax asset                                            $    20,472     $        571
                                                                                ==============  ==============


     The change in net deferred income taxes is comprised of the following:


                                                                                           December 31
                                                                                   2003        2002       Change
                                                                                ----------  ----------  ----------
                                                                                          (In Thousands)

     Total deferred tax asset                                                   $ 180,746   $ 166,199   $  14,547
     Total deferred tax liabilities                                                 6,096       5,139         957
                                                                                ----------  ----------  ----------
     Net deferred tax asset                                                     $ 174,650   $ 161,060   $  13,590
                                                                                ==========  ==========
     Remove current year change in unrealized gains                                                         3,507
                                                                                                        ----------
     Change in net deferred income tax                                                                     17,097
     Remove other items in surplus:
       Current year change in non-admitted assets                                                             216
       Other                                                                                                  289
                                                                                                        ---------
                                                                                                        $  17,602
                                                                                                        =========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory Federal income tax rate to income, (including capital items) before income taxes. The significant items causing this difference are:


                                                                                   Year Ended
                                                                                December 31, 2003
                                                                                -----------------
                                                                                 (In Thousands)

     Ordinary income                                                            $         9,263
     Capital gains (losses)                                                               4,994
                                                                                -----------------
     Total pre-tax income                                                       $        14,257
                                                                                =================
     Provision computed at statutory rate                                       $         4,990
     Refinement of deferred tax balances                                                 (4,529)
     Interest maintenance reserve                                                           999
     Dividends received deduction                                                        (1,483)
     Other                                                                                   23
                                                                                -----------------
     Total                                                                      $             -
                                                                                =================
     Federal income taxes incurred                                              $        17,602
     Change in net deferred income taxes                                                (17,602)
                                                                                -----------------
     Total statutory income taxes                                               $             -
                                                                                =================

     The Company has operations loss carryforwards of $265,165,000, which expire in 2017.

     The Company had a payable to the United States Treasury of $15,723,000 and a receivable from the United States Treasury of $55,341,000 for federal income taxes as of December 31, 2003 and 2002, respectively. In addition, under the inter-company tax sharing agreement, the Company has a net payable of $11,526,000 and a net receivable of $28,301,000 at December 31, 2003 and 2002, respectively, for federal income taxes with its subsidiaries.

     Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $14,388,000 at December 31, 2003. However, if such taxes were assessed, the amount of the taxes payable would be $5,036,000. No deferred tax liabilities are recognized related to the PSA.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Investment in and Advances to Subsidiaries

     Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Common stock                                                               $   1,073,826     $     811,079
     (Payable to) receivable from subsidiaries                                        (94,524)            2,102


     Summarized financial information for these subsidiaries is as follows:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Revenues                                                                   $    5,835,610    $     7,929,991
     Income (loss) before net realized gains on investments                            113,648           (235,729)
     Net loss                                                                           39,172           (277,136)
     Admitted assets                                                                31,161,112         24,301,380
     Liabilities                                                                    30,087,287         23,490,301


12.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus which is the lower of $5,000,000 or risk based capital. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Iowa Division of Insurance is limited to the greater of the statutory net gain from operations or ten percent of surplus at December 31 of the preceding year. In 2004, the Company can pay dividends of $118,000,000 without prior approved from the Iowa Division of Insurance.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company met the RBC requirements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

13.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

     The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                                                    December 31
                                                                                          2003                     2002
                                                                                ------------------------ ------------------------
                                                                                 Carrying       Fair       Carrying       Fair
                                                                                   Value        Value        Value        Value
                                                                                ------------ ------------ ------------ -----------
                                                                                                    (In Thousands)
     Assets:
       Bonds                                                                    $ 3,758,375  $ 3,873,679  $ 3,207,349  $ 3,333,300
       Preferred stocks                                                                 441          441          441          441
       Unaffiliated common stocks                                                   108,680      112,959          285          285
       Mortgage loans                                                             1,024,031    1,086,163      864,597      948,750
       Contract loans                                                               126,488      126,488      130,790      130,790
       Derivative securities                                                        102,173       91,849       32,833       26,805
       Short-term investments                                                       104,000      104,000       22,821       22,821
       Cash                                                                          32,325       32,325        5,181        5,181
       Investment in surplus notes                                                  135,000      167,805      135,000      191,228
       Indebtedness from related parties                                              5,015        5,015      108,320      108,319
       Separate account assets                                                    1,044,925    1,044,925      959,377      959,377
       Receivable for securities                                                        176          176          210          210

     Liabilities:
       Individual and group annuities                                             3,701,212    3,591,686    3,131,561    3,052,911
       Guaranteed investment contracts                                              425,401      425,449            -            -
       Deposit type contract                                                        195,316      195,316      190,201      191,677
       Policyholder funds                                                            18,351       18,351       26,333       26,333
       Indebtedness to related parties                                              133,258      133,258       66,265       66,265
       Separate account liabilities                                               1,044,925    1,044,925      959,377      959,377

     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 11% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Fair value as determined by the NAIC as of December 31, 2003 and 2002 is $4,968,378,000 and $4,232,177,000, respectively.

          Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Investment in surplus notes: Estimated fair values for investment in surplus notes are generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

          Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Commitments and Contingencies

     Subsidiary Guarantees

     The Company guarantees contractual policy claims of its subsidiaries, Golden American Life Insurance Company and USG Annuity & Life Company. In the unlikely event that Golden American Life Insurance Company and USG Annuity & Life Company were unable to fulfill their obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations, but any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company's future operations or financial position.

     The Company leases its home office space and certain other equipment under operating leases that expire through 2017. During the years ended December 31, 2003 and 2002, rent expense totaled $5,528,000 and $4,951,000, respectively. At December 31, 2003, minimum rental payments due under all non-cancelable operating leases are: 2004 - $5,326,000, 2005 - $5,324,000,
     2006 - $5,324,000,  2007 - $5,135,000 and 2008 - $4,948,000 and $42,466,000
     thereafter.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     Other Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company's ultimate parent, ave received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to reporting to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted on variable life insurance customer or ReliaStar Life Insurance Company ("ReliaStar"), an affiliate of the Company, to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. ReliaStar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.


15.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $100,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred interest expense of $0 and $171,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $0 and $16,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to BONY.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

16.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING United States Life Insurance Companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $14,461,000 and $11,118,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received under these agreements were $15,551,000 and $3,029,000 for the years ended December 31, 2003 and 2002, respectively.

     Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000 from one another. Interest on any Company borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $61,000 and interest income of $730,000 for the year ended December 31, 2003. At December 31, 2003, the Company had $0 payable to ING AIH and $104,000,000 receivable from ING AIH, which is reported on the balance sheets in cash and short-term investments.

     Promissory note: The Company has a promissory note in the amount of $50,000,000 payable to Lion Connecticut Holdings, Inc. The note was issued on April 15, 1997. Interest is charged at an annual rate of 8.75%, and the face amount is due on April 1, 2007. The Company incurred interest expense of $4,375,000 on this note for the years ended December 31, 2003 and 2002, respectively. There are no collateral requirements on this promissory note. This note is reported on the balance sheets in borrowed money.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with a member of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Services Agreement with ING Financial Adviser, LLC: The Company has entered into a services agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

     Subsidiaries

     The Company owned, as of December 31, 2003, 100% of the capital stock, valued on the equity basis of, USG Annuity and Life Insurance Company (an Oklahoma domestic insurer) and Golden American Life Insurance Company (a Delaware domestic insurer).

     Assets and liabilities along with related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


17.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $3,492,000 and $3,494,000 as of December 31, 2003 and 2002,
     respectively, and has recorded a liability. The Company has also recorded an asset of $81,000 and $473,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.

18.  Subsequent Events

     Golden American Life Insurance Company ("Golden"), requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. The Company, United Life & Annuity Insurance Company ("ULA"), and USG Annuity and Life Company ("USG") requested the Iowa Division of Insurance (for the Company and ULA) and the Oklahoma Department of Insurance (for USG) approve the merger of the affiliated life insurance company operations of the Company, ULA, Golden, and USG with Golden being the survivor. The sequence of events, effective January 1, 2004, is as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company ("ING USA").

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Division of Insurance approved the merger on July 21, 2003 and the Oklahoma Department of Insurance on August 11, 2003.

                                                                    Exhibit 99.2


                         Report of Independent Auditors



Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of United Life & Annuity Insurance Company ("the Company" which, effective January 1, 2004, merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa ("Iowa Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of United Life & Annuity Insurance Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of United Life & Annuity Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Department.



                                                            /s/ Ernst and Young


March 22, 2004

                     United Life & Annuity Insurance Company
                        Balance Sheets - Statutory Basis


                                                                                         December 31
                                                                                    2003               2002
                                                                                ---------------    ---------------
                                                                                            (In Thousands)
Admitted assets
Cash and invested assets:
      Bonds                                                                     $    580,896       $     608,870
      Common stocks                                                                        2                  10
      Subsidiary                                                                          25                  25
      Mortgage loans                                                                  36,853              34,829
      Policy loans                                                                       880                 933
      Other invested assets                                                            6,739              13,908
      Cash and short-term investments                                                  3,700              14,741
                                                                                ---------------    ---------------
Total cash and invested assets                                                       629,095            673,316

Deferred and uncollected premiums, less loading (2003 - $0; 2002 - $0)                   (30)               (30)
Accrued investment income                                                              7,614              8,523
Reinsurance balances recoverable                                                          45                112
Federal income tax recoverable (including $2,639 and $5,385 net deferred tax
  assets at December 31, 2003 and 2002, respectively)                                  3,246              6,791
Separate account assets                                                               63,193             64,410
Other assets                                                                             784                375
                                                                                ---------------    ---------------
Total admitted assets                                                           $    703,947       $    753,497
                                                                                ===============    ===============


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                        Balance Sheets - Statutory Basis


                                                                                         December 31
                                                                                    2003               2002
                                                                                ---------------    ---------------
                                                                                          (In Thousands)
                                                                                      except share amounts)
Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
        Life and annuity reserves                                               $    540,198       $    586,755
        Deposit type contracts                                                        13,869             14,926
        Unpaid claims                                                                      -                 25
                                                                                ----------------   ---------------
     Total policy and contract liabilities                                           554,067            601,706

     Interest maintenance reserve                                                      4,800                188
     Accounts payable and accrued expenses                                             2,657              1,243
     Indebtedness to related parties                                                   1,293              1,634
     Asset valuation reserve                                                           5,966              5,743
     Other liabilities                                                                (2,878)            (2,633)
     Separate account liabilities                                                     63,193             64,410
                                                                                ----------------   ---------------
Total liabilities                                                                    629,098            672,291

Capital and surplus:
     Common stock, authorized 4,200,528 shares of $2.00 par value,
        4,200,528 issued and outstanding                                               8,401              8,401
     Paid-in and contributed surplus                                                  41,241             41,241
     Unassigned surplus                                                               25,207             31,564
                                                                                ----------------   ---------------
Total capital and surplus                                                             74,849             81,206
                                                                                ----------------   ---------------
Total liabilities and capital and surplus                                       $    703,947       $    753,497
                                                                                ================   ===============


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                             (In Thousands)
Premiums and other revenues:
     Life, annuity, and accident and health premiums                            $        1,629     $        1,228
     Policy proceeds and dividends left on deposit                                         491                205
     Net investment income                                                              34,743             44,256
     Amortization of interest maintenance reserve                                        1,075              1,656
     Commissions, expense allowances and reserve adjustments on
        reinsurance ceded                                                                  383                502
     Other income                                                                        1,599              1,598
                                                                                ----------------   ----------------
Total premiums and other revenues                                                       39,920             49,445

Benefits paid or provided:
     Annuity benefits                                                                   19,306             20,309
     Surrender benefits                                                                 67,727            100,443
     Interest on policy or contract funds                                                  231                598
     Other benefits                                                                        (25)                25
     Life contract withdrawals                                                           1,712              1,170
     Decrease in life, annuity, and accident and health reserves                       (46,557)           (69,041)
     Net transfers from separate accounts                                              (12,060)           (17,382)
                                                                                ----------------   ----------------
Total benefits paid or provided                                                         30,334             36,122

Insurance expenses:
     Commissions                                                                           529                611
     General expenses                                                                    3,478              1,877
     Insurance taxes, licenses and fees, excluding federal income taxes                    464               (536)
     Other                                                                                   -                  4
                                                                                ----------------   ----------------
Total insurance expenses                                                                 4,471              1,956
                                                                                ----------------   ----------------
Gain from operations before federal income taxes and net realized
     capital gains (losses)                                                              5,115             11,367
Federal income tax benefit                                                              (1,413)            (5,786)
                                                                                ----------------   ----------------
Gain from operations before net realized capital gains (losses)                          6,528             17,153
Net realized capital gains (losses) net of income tax expense (benefit):
     2003 - $0; 2002 - $(3,926) and excluding net transfers to the interest
     maintenance reserve 2003- $5,687; 2002- $(2,310)                                    2,501             (5,602)
                                                                                ----------------   ----------------
Net income                                                                      $        9,029     $       11,551
                                                                                ================   ================


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)
Common stock:
     Balance at beginning and end of year                                       $      8,401        $        8,401
                                                                                ----------------    ----------------
Paid-in and contributed surplus
     Balance at beginning and end of year                                             41,241                41,241
                                                                                ----------------    ----------------
Unassigned surplus:
     Balance at beginning of year                                                     31,564                16,997
     Net income                                                                        9,029                11,551
     Change in net unrealized capital gains or losses                                     86                (1,396)
     Change in nonadmitted assets                                                      2,016                (5,406)
     Change in asset valuation reserve                                                  (223)                2,909
     Change in surplus as a result of reinsurance                                       (359)                 (475)
     Change in net deferred income tax                                                (4,506)                7,388
     Dividends to stockholder                                                        (12,400)                    -
     Other adjustments                                                                     -                    (4)
                                                                                ----------------    ----------------
     Balance at end of year                                                           25,207                31,564
                                                                                ----------------    ----------------
Total capital and surplus                                                       $     74,849        $       81,206
                                                                                ================    ================


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Cash Flows - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                             (In Thousands)
Operations
Premiums, policy proceeds, and other
     considerations received, net of reinsurance paid                           $       1,627      $       1,219
Net investment income received                                                         36,628             47,009
Commissions, expenses paid and miscellaneous expenses                                  (2,790)            (2,766)
Benefits paid                                                                         (89,793)          (125,136)
Net transfers to separate accounts                                                     12,010             19,650
Federal income taxes received                                                           2,210              1,697
Other revenues                                                                          1,989              1,637
                                                                                ----------------    --------------
Net cash used in operations                                                           (38,119)           (56,690)
Investment activities
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                                            997,840           697,696
     Mortgage loans                                                                     2,456             3,117
     Other invested assets                                                                308                82
     Net losses on cash and short-term investments                                          -              (262)
     Miscellaneous proceeds                                                             7,923               660
                                                                                ----------------    --------------
Net proceeds from sales, maturities, or repayments of investments                   1,008,527           701,293

Cost of investments acquired:
     Bonds                                                                            962,486           632,726
     Mortgage loans                                                                     4,480             7,078
     Other invested assets                                                                396               229
     Miscellaneous applications                                                           690             9,273
                                                                                ----------------    --------------
Total cost of investments acquired                                                    968,052           649,306

Net change in contract loans                                                              (53)              (95)
                                                                                ----------------    --------------
Net cash provided by investment activities                                             40,528            52,082
Financing and miscellaneous activities
Cash provided:
     Borrowed money, net                                                                   (4)                -
     Net deposits on deposit-type contract funds                                          117            (2,938)
     Dividends to stockholder                                                         (12,400)                -
     Other sources                                                                     (1,163)            3,988
                                                                                ----------------    --------------
Net cash (used) provided by financing and miscellaneous activities                    (13,450)            1,050
                                                                                ----------------    --------------
Net decrease in cash and short-term investments                                       (11,041)           (3,558)

Cash and short-term investments:
     Beginning of year                                                                 14,741            18,299
                                                                                ----------------    --------------
     End of year                                                                $       3,700       $    14,741
                                                                                ================    ==============

   The accompanying notes are an integral part of these financial statements.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     United Life & Annuity Insurance Company (the "Company") is domiciled in Iowa and is a direct, wholly-owned subsidiary of Lion Connecticut Holdings, Inc., which in turn is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc. The primary insurance products offered by the Company are annuity related. The Company also offers life and health insurance products, however all life and health business is ceded to other insurers. The Company is presently licensed in 47 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa ("Iowa Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Common stocks are reported at market value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral or interest maintenance reserve ("IMR") is reported as a component of other liabilities in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiary: The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus with adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          The Company's noninsurance subsidiary is carried at cost.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership interests, which are included in other invested assets, are reported at the underlying GAAP equity of the investee.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3% to 10%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:


                                                                                           December 31
                                                                                     2003                2002
                                                                                ----------------    ---------------
                                                                                         (In Thousands)

     Deferred federal income taxes                                              $     10,369        $     12,175
     Agents' debit balances                                                               (7)                 22
     Other                                                                                 -                 181
                                                                                ----------------    ---------------
     Total nonadmitted assets                                                   $     10,362        $     12,378
                                                                                ================    ===============


     Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in unassigned surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2003.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

     The Company borrowed $123,000,000 and repaid $123,000,000 in 2003 and borrowed $91,220,000 and repaid $91,220,000 in 2002. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $17,000 and $13,000 during 2003 and 2002, respectively.

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The  financial  statements  of the  Company are  presented  on the basis of
     accounting   practices  prescribed  or  permitted  by  the  Iowa  Insurance
     Department. The Iowa Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Iowa Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Department of Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                         Gross           Gross
                                                      Amortized       Unrealized      Unrealized          Fair
                                                         Cost            Gains          Losses           Value
                                                     -------------    ------------    ------------    -------------
                                                                            (In Thousands)
       At December 31, 2003:

       U.S. Treasury securities and obligations      $    48,426      $     798       $      69       $    49,155
       States, municipalities,
            and political subdivisions                       418             29               -               447
       Foreign government                                 30,752            113              75            30,790
       Public utilities securities                        30,435          1,509              83            31,861
       Corporate securities                              322,331          13,447          2,135           333,643
       Mortgage-backed securities                         80,500            739           1,778            79,461
       Commercial mortgage-backed securities              27,892          1,563             130            29,325
       Other asset-backed securities                      40,142            420             824            39,738
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                            580,896         18,618           5,094           594,420
       Common stocks                                           -              2               -                 2
                                                     -------------    ------------    ------------    -------------
       Total equity securities                                 -              2               -                 2
                                                     -------------    ------------    ------------    -------------
       Total                                         $   580,896      $  18,620       $   5,094       $   594,422
                                                     =============    ============    ============    =============
       At December 31, 2002:

       U.S. Treasury securities and obligations      $   112,154      $   3,593       $       -       $   115,747
       States, municipalities,
            and political subdivisions                       452             39               -               491
       Public utilities securities                        22,776            853             780            22,849
       Corporate securities                              288,160         12,781           1,452           299,489
       Mortgage-backed securities                        128,750          6,063           1,149           133,664
       Commerical mortgage-backed securities              24,221          1,465              62            25,624
       Other asset-backed securities                      32,357            330           6,202            26,485
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                            608,870         25,124           9,645           624,349
       Common stocks                                          20              8              18                10
                                                     -------------    ------------    ------------    -------------
       Total equity securities                                20              8              18                10
                                                     -------------    ------------    ------------    -------------
       Total                                         $   608,890      $  25,132       $   9,663       $   624,359
                                                     =============    ============    ============    =============

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:


                                                        More than 6
                                   Less than 6         months and less        More than 12
                                   months below        than 12 months         months below
                                       cost              below cost               cost                 Total
                                 -----------------    ------------------    -----------------    ------------------
                                                                  (In Thousands)

     Fair value                  $     77,073         $     86,922          $     13,324         $     177,389
     Unrealized loss                      497                2,725                 1,872                 5,094


     Of the unrealized losses more than 6 months and less than 12 months in duration of $2,725,000, there were $958,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $1,767,000 as of December 31, 2003 included the following significant items:

          $1,258,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $35,618,000.

          $384,000 of unrealized losses related to the energy/utility industry, for which the fair value was $12,734,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          The remaining unrealized losses totaling $125,000 relate to a fair value of $4,754,000.

     Of the unrealized losses more than 12 months in duration of $1,872,000, there were $1,413,000 in unrealized losses that are primarily related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $8,574,000. The remaining unrealized losses of $459,000 as of December 31, 2003 included the following:

          $446,000 of unrealized losses related to the airline industry, for which the fair value was $3,265,000. During 2003, the airline industry continued to suffer from decreased passenger volumes offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing EETC investments is predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                   Amortized           Fair
                                                                                     Cost              Value
                                                                                --------------    ---------------
                                                                                          (In Thousands)
        Maturity:
             Due in 1 year or less                                              $     19,841      $      20,040
             Due after 1 year through 5 years                                        227,329            232,957
             Due after 5 years through 10 years                                      122,529            127,444
             Due after 10 years                                                       62,663             65,455
                                                                                --------------    ---------------
        Total maturities                                                             432,362            445,896

        Mortgage-backed securities                                                    80,500             79,461
        Commercial mortgage-backed securities                                         27,892             29,325
        Other asset-backed securities                                                 40,142             39,738
                                                                                --------------    ---------------
        Total                                                                   $    580,896      $     594,420
                                                                                ==============    ===============


     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $11,377,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $890,061,000 and $600,173,000 in 2003 and 2002, respectively. Gross gains of $12,342,000 and $15,128,000 and gross losses of $2,375,000 and $13,017,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
      Income:
           Bonds                                                                $     33,926       $     42,754
           Mortgage loans                                                              2,568              2,617
           Contract loans                                                                 72                 27
           Other                                                                         309                635
                                                                                ----------------   ----------------
      Total investment income                                                         36,875             46,033
      Investment expenses                                                              2,132              1,777
                                                                                ----------------   ----------------
      Net investment income                                                     $     34,743       $     44,256
                                                                                ================   ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)

      Investment purchase commitments                                           $         165      $         558

     The lending rate for long-term mortgage loans during 2003 was 4.21%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 62.1% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue.


4.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $49,623,000 and $40,723,000 and with an aggregate market value of $51,584,000 and $40,582,000 at December 31, 2003 and 2002, respectively.
     Those holdings amounted to 8.5% of the Company's investments in bonds and 7.7% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $2,480,000 and $17,624,000 with an aggregate NAIC market value of $1,951,000 and $17,726,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 0.43% of the Company's investment in bonds and 0.35% of the Company's total admitted assets at December 31, 2003.

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (46.0%) and Pennsylvania (13.5%). The remaining commercial mortgages relate to properties located in 18 other states. The portfolio is well diversified covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $6,290,000.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount              Percent
                                                                                ----------------    --------------
                                                                                 (In Thousands)
      December 31, 2003

      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $        1,124               0.2%
           At book value less surrender charge of 5% or more                            44,238               7.2
           At fair value                                                                60,233               9.7
                                                                                ----------------    --------------
      Subtotal                                                                         105,595              17.1
      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                       490,524              79.4
      Not subject to discretionary withdrawal                                           21,806               3.5
                                                                                ----------------    --------------
      Total annuity reserves and deposit fund liabilities
            before reinsurance                                                         617,925             100.0%
                                                                                                    =============
      Less reinsurance ceded                                                             5,739
                                                                                ----------------
      Net annuity reserves and deposit fund liabilities                         $      612,186
                                                                                ================
      December 31, 2002

      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $          889               0.1%
           At book value less surrender charge of 5% or more                            94,326              14.2
           At fair value                                                                61,500               9.3
                                                                                ----------------    --------------
      Subtotal                                                                         156,715              23.6
      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                       482,267              72.6
      Not subject to discretionary withdrawal                                           25,543               3.8
                                                                                ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                          664,525             100.0%
                                                                                                    ==============
      Less reinsurance ceded                                                             1,925
                                                                                ----------------
      Net annuity reserves and deposit fund liabilities                         $      662,600
                                                                                ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

6.   Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

     Premiums, deposits, and other considerations received for the years ended December 31, 2003 and 2002 were $201,000 and $408,000, respectively.

     The general nature and characteristics of the Company's nonguaranteed separate accounts business follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
       December 31, 2003

       Premium, consideration or deposits                                       $       201        $       408
                                                                                ================   ================
       Reserves for accounts with assets at:
            Market value                                                        $    60,233        $    61,500
            Amortized cost                                                                -                  -
                                                                                ----------------   ----------------
       Total reserves                                                           $    60,233        $    61,500
                                                                                ================   ================
       Reserves for separate accounts by withdrawal characteristics:
            Subject to descretionary withdrawal:
              With market value adjustment                                      $         -        $         -
              At book value without market value adjustments
                 and with current surrender charge of 5% or more                          -                  -
              At market value                                                        60,233             61,500
              At book value without market value adjustments
                 and with current surrender charge of less than 5%                        -                  -
                                                                                ----------------   ----------------
            Subtotal                                                                 60,233             61,500
            Not subject to discretionary withdrawal                                       -                  -
                                                                                ----------------   ----------------
        Total separate account aggregate reserves                               $    60,233        $    61,500
                                                                                ================   ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                     Year ended December 31
                                                                                    2003                2002
                                                                                ----------------    ----------------
                                                                                         (In Thousands)
      Transfers as reported in the Summary of Operations
           of the Separate Accounts Statement:
           Transfers to separate accounts                                       $        201        $       408
           Transfers from separate accounts                                          (12,261)           (17,790)
                                                                                ----------------    ----------------
      Transfers as reported in the Statement of Operations                      $    (12,060)       $   (17,382)
                                                                                ================    ================


7.   Reinsurance

     The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:


                                                                                            December 31
                                                                                     2003               2002
                                                                                --------------    ---------------
                                                                                           (In Thousands)

        Premiums                                                                $    2,550        $     2,832
        Benefits paid or provided                                                   11,049              6,101
        Policy and contract liabilities at year end                                 83,857             91,095

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Federal Income Taxes

     The components of the net deferred tax asset/(liability) are as follows:


                                                                                           December 31
                                                                                    2003                2002
                                                                                ----------------    ----------------
                                                                                           (In Thousands)

        Total deferred tax assets                                               $     13,725        $      18,420
        Total deferred tax liabilities                                                  (717)                (859)
                                                                                ----------------    ----------------
        Net deferred tax assets                                                       13,008               17,561
        Deferred tax asset nonadmitted                                               (10,369)             (12,176)
                                                                                ----------------    ----------------
        Net admitted deferred tax asset                                         $      2,639        $       5,385
                                                                                ================    ================
        Decrease (increase) in nonadmitted asset                                $      1,807        $      (6,537)
                                                                                ================    ================

     Current income taxes incurred consisted of the following major components:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                           (In Thousands)

      Federal taxes on operations                                               $     (1,413)      $     (5,786)
      Federal taxes on capital gains                                                   2,925              3,926
      Capital loss on carryovers utilized                                             (2,925)              (675)
                                                                                ---------------    ----------------
      Total current taxes incurred                                              $     (1,413)      $     (2,535)
                                                                                ===============    ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The main components of deferred tax assets and deferred tax liabilities are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                           (In Thousands)

      Deferred tax assets resulting from book/tax differences in:
           Present value of insurance in force                                  $     7,291        $     8,751
           Capital loss carryovers                                                      705              3,446
           Investments                                                                3,155              3,270
           Deferred acquisition costs                                                   924              1,096
           Unrealized loss on investments                                               972              1,019
           Insurance reserves                                                           185                113
           Other                                                                        493                725
                                                                                ---------------    ----------------
      Total deferred tax assets                                                      13,725             18,420
      Deferred tax assets nonadmitted                                                10,369             12,176
                                                                                ---------------    ----------------
      Admitted deferred tax assets                                                    3,356              6,244
                                                                                ---------------    ----------------
      Deferred tax liabilities resulting from book/tax differences in:
           Investments                                                                  633                725
           Other                                                                         84                134
                                                                                ---------------    ----------------
      Total deferred tax liabilities                                                    717                859
                                                                                ---------------    ----------------
      Net admitted deferred tax asset                                           $     2,639        $     5,385
                                                                                ===============    ================


     The change in net deferred income taxes is comprised of the following:


                                                                                         December 31
                                                                                    2003              2002            Change
                                                                                --------------    --------------   --------------
                                                                                                 (In Thousands)

      Total deferred tax assets                                                 $     13,725      $     18,420     $     (4,695)
      Total deferred tax liabilities                                                     717               859             (142)
                                                                                --------------    --------------   --------------
      Net deferred tax asset                                                    $     13,008      $     17,561           (4,553)
                                                                                ==============    ==============
      Remove current year change in unrealized gains                                                                         47
                                                                                                                   --------------
      Change in net deferred income tax                                                                                  (4,506)
      Remove other items in surplus:
           Current year change in non-admitted assets                                                                        74
                                                                                                                   --------------
      Change in deferred taxes for rate reconciliation                                                             $     (4,432)
                                                                                                                   ==============

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory Federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:


                                                                                      Year Ended
                                                                                  December 31, 2003
                                                                                ---------------------
                                                                                    (In Thousands)

        Ordinary income                                                         $         5,115
        Capital gains                                                                     8,188
                                                                                ---------------------
        Total pre-tax book income                                               $        13,303
                                                                                =====================
        Provision computed at statutory rate                                    $         4,656
        Refinement of deferred tax balances                                                (455)
        Interest maintenance reserve                                                       (376)
        Nondeductible general expenses                                                        2
        Amortization of reinsurance gain                                                   (764)
        Other                                                                               (44)
                                                                                ---------------------
        Total                                                                   $         3,019
                                                                                =====================
        Federal income taxes incurred                                           $        (1,413)
        Change in net deferred income taxes                                               4,432
                                                                                ---------------------
        Total statutory income taxes                                            $         3,019
                                                                                =====================


     The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0 and $738,000 from 2003 and 2002 respectively.

     The Company has a recoverable of $607,000 at December 31, 2003 and $1,406,000 at December 31, 2002 from the United States Treasury for federal income taxes.

     The Company has gross capital loss carry forwards, which expire as follows:


             Expiration Year              Amount
          ----------------------    --------------------
                                      (In Thousands)

                  2005              $      2,014


9.   Investment in and Advances to Subsidiaries

     The Company has one wholly owned noninsurance subsidiary at December 31, 2003, United Variable Services, Inc.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Amounts invested in and advanced to the Company's subsidiary is summarized as follows:


                                                                                            December 31
                                                                                      2003               2002
                                                                                ---------------    ---------------
                                                                                           (In Thousands)

        Common stock (cost $25,000 in 2003 and in 2002)                         $       25         $       25


10.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus of $7,806,000. Additionally, the amount of dividends that can be paid by the Company to its stockholder without prior approval of the Iowa Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations of the preceding year.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                             December 31
                                                                2003                             2002
                                                    -----------------------------    ------------------------------
                                                      Carrying          Fair           Carrying          Fair
                                                       Amount           Value           Amount           Value
                                                    -------------    ------------    -------------    -------------
                                                                             (In Thousands)
     Assets:
          Bonds                                     $   580,896      $  594,420      $  608,870       $  624,349
          Unaffiliated common stocks                          2               2              10               10
          Mortgage loans                                 36,853          40,955          34,829           39,729
          Policy loans                                      880             880             933              933
          Short-term investments                          3,450           3,450          14,450           14,450
          Cash                                              250             250             291              291
          Separate account assets                        63,193          63,193          64,410           64,410
          Receivable for securities                       1,081           1,081           8,308            8,308

     Liabilities:
          Individual and group annuities                530,146         529,848         578,170          575,913
          Deposit type contract                          13,869          13,882          14,926           14,939
          Indebtedness to related parties                 1,293           1,293           1,634            1,634
          Separate account liabilities                   63,193          63,193          64,410           64,410



     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Fixed maturities and equity securities: The fair values for bonds and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3% and 8% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2003 and 2002 is $584,169,000 and $611,948,000, respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.


12.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Other Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company's ultimate parent, have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within the Company's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar"), an affiliate of the Company, to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA Annuity & Life Insurance Company and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

13.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2004, the Company can borrow up to $25,000,000 from the Bank. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $182 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York ("BONY"). Under this agreement, the Company can borrow up to $50,000,000 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to BONY.


14.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under this agreement were approximately $1,871,000 and $1,617,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts paid under these agreements were $2,304,000 and $384,000 for the years ended December 31, 2003 and 2002, respectively.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2011, the Company and ING AIH can borrow up to $22,400,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at the rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $17,000 and interest income of $36,000 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to or receivable from ING AIH.

     Assets and liabilities, along with related revenues and expenses, recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


15.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has recorded $490,000 and $474,000 for this liability as of December 31, 2003 and 2002, respectively. The Company has also recorded an asset of $26,000 and $351,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.


16.  Subsequent Events

     Golden American Life Insurance Company ("Golden") requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. Equitable Life Insurance Company of Iowa ("Equitable"), the Company, and USG Annuity and Life
     Company ("USG") requested the Iowa Department of Insurance (for Equitable and the Company) and the Oklahoma Department of Insurance (for USG) to approve the merger of the affiliated life insurance company operations of Equitable, the Company, Golden, and USG with Golden being the survivor. The sequence of events, effective January 1, 2004, is as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company ("ING USA").

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Department of Insurance approved the merger on July 21, 2003 and the Oklahoma Department of Insurance approved it on August 11, 2003.


17.  Reconciliation to the Annual Statement

     During 2002, the Company recorded prior year adjustments in its summary of operations in the 2002 Annual Statement. As a result, the differences below exist between the 2002 Annual Statement and the accompanying statutory basis financial statements:


                                                                                                     Capital and
                                                                                  Net Income           Surplus
                                                                                --------------    ---------------
                                                                                           (In Thousands)

        Amounts as reported in the 2002 Annual Statement                        $       8,817     $      82,852
        Capital gains tax                                                              (1,935)                -
        Mortgage loan income                                                              198                 -
        Federal income taxes                                                            4,471                 -
        Asset valuation reserve                                                             -            (1,646)
                                                                                --------------    ---------------
                                                                                $      11,551     $      81,206
                                                                                ==============    ===============

                                                                    Exhibit 99.3


                         Report of Independent Auditors


Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of USG Annuity & Life Company ("the Company" which, effective January 1, 2004, merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma ("Oklahoma Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of USG Annuity & Life Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of USG Annuity & Life Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department.



                                                              /s/ Ernst & Young



March 22, 2004

                           USG Annuity & Life Company
                        Balance Sheets - Statutory Basis



                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)
Admitted assets
Cash and invested assets:
     Bonds                                                                      $   6,231,961     $     6,116,495
     Preferred stocks                                                                   1,273               1,088
     Mortgage loans                                                                 1,471,607           1,483,855
     Real estate, less accumulated depreciation (2003-$29, 2002-$304)                   2,679               1,477
     Contract loans                                                                    32,247              32,454
     Other invested assets                                                             41,017              47,704
     Cash and short-term investments                                                   27,739               9,116
                                                                                ---------------    ---------------
Total cash and invested assets                                                      7,808,523           7,692,189

Deferred and uncollected premiums, less loading (2003-$12, 2002-$58)                      284                 386
Accrued investment income                                                              68,590              77,674
Reinsurance balances recoverable                                                          252                 335
Indebtedness from related parties                                                      19,597                  25
Federal income tax recoverable (including $18,475 and $15,601 net
     deferred tax assets at December 31, 2003 and 2002, respectively)                  20,761              22,163
Other assets                                                                               33               2,451
                                                                                ---------------    ---------------
Total admitted assets                                                           $   7,918,040      $    7,795,223
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                        Balance Sheets - Statutory Basis



                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ---------------
                                                                                          (In Thousands)
                                                                                       except share amounts)

Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
        Life and annuity reserves                                               $   6,918,897       $   6,859,914
        Deposit type contracts                                                        224,767             246,501
        Policyholders' funds                                                               16                  53
        Unpaid claims                                                                   3,064               3,622
                                                                                ---------------    ---------------

     Total policy and contract liabilities                                          7,146,744           7,110,090
     Interest maintenance reserve                                                      41,337              11,799
     Accounts payable and accrued expenses                                             17,684              13,807
     Indebtedness to related parties                                                   16,587              22,147
     Asset valuation reserve                                                           51,181              50,634
     Borrowed money                                                                   286,886             184,450
     Other liabilities                                                                 17,667              16,110
                                                                                ---------------    ---------------
Total liabilities                                                                   7,578,086           7,409,037

Capital and surplus:
     Common stock: authorized 1,000 shares of $3,000 par value,
        833 issued and outstanding                                                      2,500               2,500
     Paid-in and contributed surplus                                                  316,963             316,963
     Unassigned surplus                                                                20,491              66,723
                                                                                ---------------    ---------------
Total capital and surplus                                                             339,954             386,186
                                                                                ---------------    ---------------
Total liabilities and capital and surplus                                       $   7,918,040      $     7,795,223
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                   Statements of Operations - Statutory Basis



                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)

Premiums and other revenues:
     Life, annuity, and accident and health premiums                            $    423,362       $     1,285,640
     Policy proceeds and dividends left on deposit                                     7,710                 9,267
     Net investment income                                                           452,278               536,206
     Amortization of interest maintenance reserve                                     (6,647)               (7,446)
     Commissions, expense allowances and reserve adjustments on
        reinsurance ceded                                                             42,615                14,159
     Other income                                                                          -                 1,619
                                                                                ---------------    ---------------
Total premiums and other revenues                                                    919,318             1,839,445

Benefits paid or provided:
     Death benefits                                                                    5,182               112,299
     Annuity benefits                                                                250,745               250,411
     Surrender benefits                                                              522,262               582,708
     Interest on policy or contract funds                                              6,384                 8,033
     Other benefits                                                                       11                     -
     Life contract withdrawals                                                         9,827                 8,968
     Increase in life, annuity, and accident and health reserves                      58,983               648,698
                                                                                ---------------    ---------------
Total benefits paid or provided                                                      853,394             1,611,117
Insurance expenses:
     Commissions                                                                      71,151                86,074
     General expenses                                                                 32,567                33,272
     Insurance taxes, licenses and fees, excluding federal income taxes                3,748                  (231)
     Other                                                                             1,287                   856
                                                                                ---------------    ---------------
Total insurance expenses                                                             108,753               119,971
                                                                                ---------------    ---------------
(Loss) gain from operations before federal income taxes and net realized
     capital losses                                                                  (42,829)              108,357
Federal income tax (benefit) expense                                                 (27,668)               41,015
                                                                                ---------------    ---------------
(Loss) gain from operations before net realized capital losses                       (15,161)               67,342

Net realized capital losses; net of income tax (benefit) expense:
     2003 - $18,494 and 2002 - ($6,049); and excluding net transfers
     to the interest maintenance reserve 2003- $22,891 and 2002- ($638)              (31,599)             (41,467)
                                                                                ---------------    ---------------
Net (loss) income                                                               $    (46,760)      $       25,875
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
               Statements of Changes and Surplus - Statutory Basis



                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)

Common stock:
     Balance at beginning and end of year                                       $      2,500       $       2,500
                                                                                ---------------    ---------------
Paid-in and contributed surplus:
     Balance at beginning of year                                                    316,963             286,963
     Capital contribution                                                                  -              30,000
                                                                                ---------------    ---------------
     Balance at end of year                                                          316,963             316,963
                                                                                ---------------    ---------------

Unassigned surplus:
     Balance at beginning of year                                                     66,723              19,994
     Net (loss) income                                                               (46,760)             25,875
     Change in net unrealized capital losses                                            (395)             (7,240)
     Change in nonadmitted assets                                                       (742)              3,284
     Change in asset valuation reserve                                                  (547)             20,987
     Change in net deferred income tax                                                 2,212               3,480
     Other                                                                                 -                 343
                                                                                ---------------    ---------------
    Balance at end of year                                                           20,491              66,723
                                                                                ---------------    ---------------
Total capital and surplus                                                       $    339,954       $     386,186
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                   Statements of Cash Flows - Statutory Basis


                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                        (In Thousands)

Operations
Premiums, policy proceeds, and other considerations received,
  net of reinsurance paid                                                       $      423,582     $    1,295,738
Net investment income received                                                         620,710            647,957
Commission and expense allowances received on reinsurance ceded                              -             14,159
Benefits paid                                                                         (821,273)          (998,100)
Insurance expenses paid                                                               (109,625)          (122,791)
Federal income taxes received (paid)                                                    13,451            (53,696)
Net other revenue                                                                       37,575                 89
                                                                                ------------------    ------------------
Net cash provided by operations                                                        164,420            783,356

Investment activities
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                                           8,021,572          8,709,883
     Stocks                                                                                  -                357
     Mortgage loans                                                                    329,751            275,949
     Real estate                                                                         1,450                  -
     Other invested assets                                                               4,156              6,856
                                                                                ------------------    ------------------
Net proceeds from sales, maturities, or repayments of investments                    8,356,929          8,993,045

Cost of investments acquired:
     Bonds                                                                           8,253,561          9,713,052
     Stocks                                                                                185              1,230
     Mortgage loans                                                                    317,467            100,251
     Real estate                                                                         2,708                  -
     Other invested assets                                                              10,530             14,594
                                                                                ------------------    ------------------
Total cost of investments acquired                                                   8,584,451          9,829,127
Change in contract loans                                                                  (207)              (279)
                                                                                ------------------    ------------------
Net cash used in investment activities                                                (227,315)          (835,803)
Financing and miscellaneous activities
Cash provided:
     Capital and surplus paid-in                                                             -             30,000
     Borrowed money, net                                                               102,436              1,102
     Net deposits on deposit-type contract funds                                       (21,734)                (8)
     Other sources (uses)                                                                  816            (72,379)
                                                                                ------------------    ------------------
Net cash provided by (used in) financing and miscellaneous activities                   81,518            (41,285)
                                                                                ------------------    ------------------
Net increase (decrease) in cash and short-term investments                              18,623            (93,732)

Cash and short-term investments:
     Beginning of year                                                                   9,116            102,848
                                                                                ------------------    ------------------
     End of year                                                                $       27,739        $     9,116
                                                                                ==================    ==================


The accompanying notes are an integral part of these financial statements.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     USG Annuity & Life Company (the "Company") is domiciled in Oklahoma and is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable"), an Iowa domiciled insurance company. Equitable is a wholly owned subsidiary of Lion Connecticut Holdings, Inc., which in turn is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc.

     The Company offers various insurance products, including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance. These products are primarily marketed to individuals by independent insurance broker/dealers, financial institutions, and a career agency force. The Company is licensed in 48 states and the District of Columbia.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma ("Oklahoma Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP. 7

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

     The Company invests in structured securities, including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan,s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994, as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          The Company uses derivatives such as interest rate swaps, caps and floors, and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

          The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Land is reported at cost. Real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

          Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest method.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3.00% to 8.75%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

           Deferred federal income taxes                                        $     55,372       $      54,496
           Agents' debit balances                                                        603                 519
           Deferred and uncollected premium                                               35                 119
           Other                                                                         751                 885
                                                                                ----------------   ----------------
           Total nonadmitted assets                                             $     56,761       $      56,019
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets. Changes in nonadmitted invested assets are reported directly in unassigned surplus as a component of the change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2003.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

     The Company borrowed $1,342,670,000 and repaid $1,342,670,000 in 2003 and borrowed $1,021,035,000 and repaid $1,021,035,000 in 2002. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $140,000 and $109,000 during 2003 and 2002, respectively.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Oklahoma Insurance Department. The Oklahoma Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Oklahoma for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Oklahoma Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Oklahoma. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Oklahoma Insurance Department. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of fixed maturities and equity securities are as follows:


                                                                         Gross           Gross
                                                      Amortized       Unrealized      Unrealized          Fair
                                                         Cost            Gains          Losses           Value
                                                     -------------    ------------    ------------    -------------
                                                                            (In Thousands)
       At December 31, 2003:
       U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                $    59,838      $     363       $       27      $     60,174
       States, municipalities,
            and political subdivisions                    11,000              -              886            10,114
       Foreign government                                292,529         10,584            2,314           300,799
       Public utilities securities                       468,119         31,654            2,243           497,530
       Corporate securities                            3,263,827        157,736           26,919         3,394,644
       Mortgage-backed securities                      1,447,813         40,896           40,369         1,448,340
       Commercial mortgage-backed securities             249,580         13,801              429           262,952
       Other structured securities                       443,419          5,181           16,690           431,910
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                          6,236,125        260,215           89,877         6,406,463
       Preferred stocks                                    1,273              -                -             1,273
                                                     -------------    ------------    ------------    -------------
       Total equity securities                             1,273              -                -             1,273
                                                     -------------    ------------    ------------    -------------
       Total                                         $ 6,237,398      $ 260,215       $   89,877      $  6,407,736
                                                     =============    ============    ============    =============

       At December 31, 2002:
       U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                $   285,347      $   4,998       $       36      $    290,309
       Foreign government                                120,649          4,200            2,385           122,464
       Public utilities securities                       270,390         14,526            4,008           280,908
       Corporate securities                            3,244,826        182,420           34,973         3,392,273
       Mortgage-backed securities                      1,668,901         90,300           46,006         1,713,195
       Other structured securities                       320,274          9,786           28,080           301,980
       Commerical mortgage-backed securities             217,028         18,254               76           235,206
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                          6,127,415        324,484          115,564         6,336,335
       Preferred stocks                                    1,088              -                -             1,088
                                                     -------------    ------------    ------------    -------------
       Total equity securities                             1,088              -                -             1,088
                                                     -------------    ------------    ------------    -------------
       Total                                         $ 6,128,503      $ 324,484       $  115,564      $  6,337,423
                                                     =============    ============    ============    =============

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate market values of debt securities with unrealized losses and the time period that cost exceeded market value are as follows:


                                                              More than 6
                                         Less than 6        months and less         More than 12
                                        months below         that 12 months         months below
                                            cost              below cost               cost                 Total
                                       -----------------    ------------------    -----------------    ------------------
                                                                         (In Thousands)

     Fair value                        $     912,922        $     781,315         $      99,880        $     1,794,117
     Unrealized loss                          13,888               40,720                35,269                 89,877


     Of the unrealized losses more than 6 months and less than 12 months in duration of $40,720,000, there were $8,509,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. For these securities business and operating fundamentals are performing as expected. The remaining unrealized losses of $32,211,000 as of December 31, 2003 included the following significant items:

          $18,193,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $257,131,000.

          $3,265,000 of unrealized losses related to the energy/utility industry, for which the fair value was $66,629,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          $8,488,000 of unrealized losses related to non-domestic issues, with no unrealized loss exposure per country in excess of $2,036,000 for which the fair value was $194,288,000. Credit exposures are primarily in the construction industry in Italy.

          The remaining unrealized losses totaling $2,265,000 related to a fair value of $31,760,000.

     Of the unrealized losses more than 12 months in duration of $35,269,000, there were $449,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $34,820,000 as of December 31, 2003 included the following significant items:

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          $32,683,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $81,284,000.

          $1,453,000 of unrealized losses related to the energy/utility industry, for which the fair value was $9,278,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          $679,000 of unrealized losses related to the airline industries, for which the fair value was $4,075,000. During 2003, the airline industry continued to suffer from decreased passenger volumes offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing the EETC investments is predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

          The remaining unrealized losses totaling $5,000 relate to a fair value of $245,000.

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                   Amortized           Fair
                                                                                     Cost              Value
                                                                                --------------    ---------------
                                                                                          (In Thousands)
        Maturity:
             Due in 1 year or less                                              $     57,631       $     58,607
             Due after 1 year through 5 years                                      1,320,691          1,382,661
             Due after 5 years through 10 years                                    1,804,228          1,882,506
             Due after 10 years                                                      912,763            939,487
                                                                                --------------    ---------------
                                                                                   4,095,313          4,263,261
        Mortgage-backed securities                                                 1,447,813          1,448,340
        Commercial mortgage-backed securities                                        249,580            262,952
        Other structured securities                                                  443,419            431,910
                                                                                --------------    ---------------
        Total                                                                   $  6,236,125      $   6,406,463
                                                                                ==============    ===============

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $3,310,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value is as follows:



                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Amortized cost                                                            $    6,236,125     $   6,127,415
      Less nonadmitted bonds                                                             4,164            10,920
                                                                                ----------------   ----------------
      Carrying value                                                            $    6,231,961     $   6,116,495
                                                                                ================   ================


     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $4,610,345,000 and $5,811,132,000 in 2003 and
     2002, respectively. Gross gains of $107,661,000 and $125,255,000 and gross losses of $25,138,000 and $103,039,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
      Income:
           Bonds                                                                $     404,578      $    459,813
           Mortgage loans                                                             112,905           128,230
           Contract loans                                                               1,522             1,091
           Company-occupied property                                                      244               376
           Other                                                                      (34,857)          (26,548)
                                                                                ----------------   ----------------
      Total investment income                                                         484,392           562,962
      Investment expenses                                                             (32,114)          (26,756)
                                                                                ----------------   ----------------
      Net investment income                                                     $     452,278      $    536,206
                                                                                ================   ================


     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)

      Investment purchase commitments                                           $     90,956       $      87,963

USG  ANNUITY & LIFE  COMPANY
Notes to  Financial  Statements  -  Statutory Policies
--------------------------------------------------------------------------------

     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $286,886,000 and $173,448,000 at December 31, 2003 and 2002, respectively.
     The securities underlying these agreements are mortgage-backed securities with a book value of $285,832,000 and $173,246,000 and fair value of $288,285,000 and $176,504,000 as of December 31, 2003 and 2002,
     respectively. The securities have a weighted average coupon rate of 5.8% and have maturities ranging from December 2018 through December 2033. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2003. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2003, there were no outstanding amounts on these agreements. The securities underlying these agreements are mortgage-backed securities with a book value of $11,394,000 and fair value of $11,520,000 at December 31, 2002.

     At December 31, 2003 and 2002, the Company had loaned securities (which are reflected as invested assets on the balance sheet) with a market value of approximately $22,330,000 and $32,662,000, respectively.

     The maximum and minimum lending rates for long-term mortgage loans during 2003 were 6.07% and 3.40%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 74.7% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due, as of December 31, 2003 is $9,000.

     In the course of the Company's asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company's return on the investment portfolio or to manage interest rate risk.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The details by NAIC designation 3 or below of securities sold during 2003 and reacquired within 30 days of the sale date are:


                                                                         Cost of
                                   Number of                            Securities
                                 Transactions        Book Value        Repurchased          Gain
                               ---------------    ---------------   ---------------    ---------------
                                                                        (In Thousands)

      NAIC 3                         2            $      4,730      $     6,948        $      1,095


4.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into derivatives such as swaps caps and floors, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated, or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2003 and 2002:


                                                                  Notional          Carrying             Fair
                                                                   Amount             Value             Value
                                                               ---------------    --------------    ---------------
                                                                                 (In Thousands)
       December 31, 2003
       Swaps                                                   $     828,066      $         -       $    (124,226)
       Caps and floors                                               441,243            1,554                   7
                                                               ---------------    --------------    ---------------
       Total derivatives                                       $   1,269,309      $     1,554       $    (124,219)
                                                               ===============    ==============    ===============

       December 31, 2002
       Swaps                                                   $   1,146,498      $         -       $    (138,473)
       Caps and floors                                               548,465            3,393               1,296
                                                               ---------------    --------------    ---------------
       Total derivatives                                       $   1,694,963      $     3,393       $    (137,177)
                                                               ===============    ==============    ===============


5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $479,259,000 and $435,061,000 and with an aggregate market value of $497,620,000 and $413,437,000 at December 31, 2003 and 2002,
     respectively. These holdings amounted to 7.7% of the Company's investments in bonds and 6.1% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $159,686,000 and $204,268,000 with an aggregate NAIC market value of $161,201,000 and $208,297,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 2.0% of the Company's investment in bonds and 2.0% of the Company's total admitted assets at December 31, 2003.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (14.06%) and Pennsylvania (9.05%). The remaining commercial mortgages relate to properties located in 37 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $30,000,000.


6.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount              Percent
                                                                               ----------------    ----------------
                                                                               (In Thousands)
      December 31, 2003
      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $   4,536,520           54.0 %
           At book value less surrender charge of 5% or more                        1,995,432           23.7
                                                                               ----------------    --------------
      Subtotal                                                                  $   6,531,952           77.7

      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                    1,258,530           15.0
      Not subject to discretionary withdrawal                                         614,236             7.3
                                                                               ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                   $   8,404,718           100.0 %
                                                                                                   ==============
      Less reinsurance ceded                                                        1,346,600
                                                                               ----------------
      Net annuity reserves and deposit fund liabilities                         $   7,058,118
                                                                               ================
      December 31, 2002
      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $   4,447,295            56.2 %
           At book value less surrender charge of 5% or more                        1,635,038            20.6
                                                                               ----------------    --------------
      Subtotal                                                                      6,082,333            76.8

      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                    1,194,281            15.1
      Not subject to discretionary withdrawal                                         641,496             8.1
                                                                               ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                   $   7,918,110           100.0 %
                                                                                                   ==============
      Less reinsurance ceded                                                          895,734
                                                                               ----------------
      Net annuity reserves and deposit fund liabilities                         $   7,022,376
                                                                               ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

7.   Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $7,000 and $136,400,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:


                                                                                            December 31
                                                                                      2003               2002
                                                                                --------------    ---------------
                                                                                          (In Thousands)

        Premiums                                                                $   561,792       $   260,544
        Benefits paid or provided                                                    13,168             9,447
        Policy and contract liabilities at year end                               1,347,473           896,762


8.   Federal Income Taxes

     The Company joins in filing a consolidated federal income tax return with its parent, Equitable, and other affiliates. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse Equitable for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     The components of the net deferred tax asset (liability) are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Total deferred tax assets                                                 $     75,954       $      70,328
      Total deferred tax liabilities                                                  (2,107)               (231)
                                                                                ----------------   ----------------
      Net deferred tax asset                                                          73,847              70,097
      Deferred tax asset nonadmitted                                                 (55,372)            (54,496)
                                                                                ----------------   ----------------
      Net admitted deferred tax asset                                           $     18,475       $      15,601
                                                                                ================   ================
      (Increase) decrease in nonadmitted asset                                  $       (876)      $       1,337
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Current income taxes incurred consist of the following major components:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                          (In Thousands)

      Federal tax (benefit) expense on operations                               $    (27,668)      $    41,015
      Federal tax expense (benefit) on capital gains                                  18,494            (6,049)
                                                                                ---------------    ----------------
      Total current tax (benefit) expense incurred                              $     (9,174)      $    34,966
                                                                                ===============    ================

     The main components of deferred tax assets and deferred tax liabilities are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Deferred tax assets resulting from book/tax differences in:
           Deferred acquisition costs                                           $     24,803       $     23,431
           Insurance reserves                                                         10,751              8,423
           Investments                                                                29,808             32,290
           Guaranty assessments                                                        4,348              4,339
           Unrealized loss on investments                                              5,346                499
           Other                                                                         898              1,346
                                                                                ----------------   ----------------
      Total deferred tax assets                                                       75,954             70,328
      Deferred tax assets nonadmitted                                                (55,372)           (54,496)
                                                                                ----------------   ----------------
      Admitted deferred tax assets                                                    20,582             15,832
                                                                                ----------------   ----------------
      Deferred tax liabilities resulting from book/tax differences in:
           Due and deferred premiums                                            $        150                231
           Investments                                                                 1,951                  -
           Other                                                                           6                  -
                                                                                ----------------   ----------------
      Total deferred tax liabilities                                                   2,107                231
                                                                                ----------------   ----------------
      Net admitted deferred tax asset                                           $     18,475       $     15,601
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The change in net deferred income taxes is comprised of the following:


                                                                            December 31
                                                                      2003              2002            Change
                                                                  --------------    --------------   --------------
                                                                                    (In Thousands)

      Total deferred tax assets                                   $     75,954      $    70,328      $    5,626
      Total deferred tax liabilities                                     2,107              231           1,876
                                                                  --------------    --------------   --------------
      Net deferred tax asset                                      $     73,847      $    70,097      $    3,750
                                                                  ==============    ==============
      Remove current year change in unrealized gains                                                     (1,538)
                                                                                                     --------------
      Change in net deferred income tax                                                                   2,212
      Remove other items in surplus:
           Current year change in non-admitted assets                                                        44
           Other                                                                                         (3,310)
                                                                                                     --------------
      Change in deferred taxes for rate reconciliation                                               $   (1,054)
                                                                                                     ==============


     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:


                                                                                    Year Ended
                                                                                   December 31,
                                                                                       2003
                                                                                -----------------
                                                                                  (In Thousands)

        Ordinary loss                                                           $      (42,829)
        Capital gains                                                                    9,786
                                                                                ------------------
       Total pre-tax book loss                                                        (33,043)
                                                                                ==================
        Provision (benefit) computed at statutory rate                                 (11,565)
        Refinement of deferred tax balances                                              1,116
        Interest maintenance reserve                                                     2,326
        Other                                                                                2
                                                                                ------------------
        Total                                                                   $       (8,121)
                                                                                ==================
        Federal income tax incurred                                             $        (9,175)

        Change in net deferred income tax                                                 1,054
                                                                                ------------------
        Total statutory income tax benefit                                      $        (8,121)
                                                                                ==================


     There are no federal income taxes incurred that will be available for recoupment in the event of future net losses for 2003 and 2002.

     The Company had  receivables  of $2,285,000  and $6,562,000 at December 31,
     2003  and  2002,   respectively,   for  federal   income  taxes  under  the
     intercompany tax sharing agreement

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

9.   Capital and Surplus

     Under Oklahoma insurance regulations, the Company is required to maintain a minimum total capital and surplus of $750,000. Additionally, the amount of dividends that can be paid by the Company to its stockholder without prior approval of the Oklahoma Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.


10.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                             December 31
                                                                2003                             2002
                                                    -----------------------------    ------------------------------
                                                      Carrying          Fair           Carrying           Fair
                                                       Amount           Value           Amount           Value
                                                    -------------    ------------    -------------    -------------
                                                                            (In Thousands)
     Assets:
          Bonds                                     $  6,231,961     $  6,406,763    $  6,116,495     $  6,336,335
          Preferred stocks                                 1,273            1,273           1,088            1,088
          Mortgage loans                               1,471,607        1,576,183       1,483,855        1,632,720
          Contract loans                                  32,247           32,247          32,454           32,454
          Derivative securities                            1,554         (124,219)          3,393         (137,177)
          Short-term investments                          16,651           16,651           5,650            5,650
          Cash                                            11,088           11,088           3,466            3,466
          Receivable for securities                          341              341           2,873            2,873

     Liabilities:
          Individual and group annuities               6,833,372        6,645,174       6,775,875        6,621,753
          Deposit type contract                          224,767          235,291         246,501          258,945


     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

          Fixed maturities: The fair values for bonds and preferred stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 12% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Market value as determined by the SVO as of December 31, 2003 and 2002 is $6,263,837,000 and $6,154,770,000, respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value. 1.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

11.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     The Company has committed to provide additional capital contributions of $31,599,000 in partnership investments at December 31, 2003.


12.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $75,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225%, or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $9,000 and $20,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had no amounts payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to: the cost of funds for BONY for the period applicable for the advance plus .35% or a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $4,000 and $31,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had no amounts payable to BONY.


13.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2007, the companies can borrow up to $95,800,000 from one another. Interest on any Company borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $125,000 and interest income of $275,000 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to ING AIH and $16,400,000 receivable from ING AIH.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $25,272,000 and $19,698,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received under these agreements were $30,727,000 and $31,437,000 for the years ended December 31, 2003 and 2002, respectively.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

     Services Agreement with ING Financial Advisors, LLC: The Company has entered into a services agreement with Services Agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Assets and liabilities along with related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


14.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has estimated this liability to be $12,422,000 and $12,397,000 as of December 31, 2003 and 2002, respectively and has recorded a reserve. The Company has also recorded an asset of $34,000 and $2,451,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.


15.  Subsequent Events

     Effective January 1, 2004, the Company was a party to a merger with its parent, Equitable, and two other affiliated companies, United Life and Annuity Insurance Company ("ULA") and Golden American Life Insurance Company ("Golden").

     Golden requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. Equitable, ULA, and the Company requested the Iowa Department of Insurance (for Equitable and ULA) and the Oklahoma Insurance Department (for the Company) approve the merger of the affiliated life insurance company operations of Equitable, ULA, Golden, and the Company with Golden being the survivor. The sequence of events, effective January 1, 2004, was as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company.

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Department of Insurance approved the merger on July 21, 2003 and the Oklahoma Insurance Department approved it on August 11, 2003.

Financial Statements
Separate Account EQ of
ING USA Annuity and Life Insurance Company
Year ended December 31, 2003
with Report of Independent Authors

                       This page intentionally left blank.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                              Financial Statements
                          Year ended December 31, 2003



                                    Contents

Report of Independent Auditors                                                1

Audited Financial Statements

Statements of Assets and Liabilities                                          3
Statements of Operations                                                     10
Statements of Changes in Net Assets                                          17
Notes to Financial Statements                                                26

                       This page intentionally left blank.

                         Report of Independent Auditors


The Board of Directors and Participants
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company)

We have audited the accompanying statements of assets and liabilities of Separate Account EQ of ING USA Annuity and Life Insurance Company (formerly Equitable Life Insurance Company of Iowa Separate Account A) (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

ING Investors Trust:                                            ING T. Rowe Price Equity Income Portfolio
   ING AIM Mid-Cap Growth Portfolio                             ING Van Kampen Growth and Income Portfolio
   ING Alliance Mid-Cap Growth Portfolio                        ING Van Kampen Real Estate Portfolio
   ING Capital Guardian Large Cap Value Portfolio            ING Variable Insurance Trust:
   ING Capital Guardian Managed Global Portfolio                ING VP Worldwide Growth Series
   ING Capital Guardian Small Cap Value Portfolio            Greenwich Street Series Fund:
   ING Developing World Portfolio                               GreenwichAppreciation Portfolio
   ING Eagle Asset Value Equity Portfolio                    PIMCO Variable Insurance Trust
   ING Hard Assets Portfolio                                    PIMCO High Yield Portfolio
   ING International Portfolio                                  PIMCO StocksPLUS Growth and Income Portfolio
   ING Jennison Equity Opportunities Portfolio               Prudential Series Fund, Inc:
   ING Limited Maturity Bond Portfolio                          Prudential Jennison Portfolio
   ING Liquid Assets Portfolio                               Smith Barney Allocation Series, Inc:
   ING Marisco Growth Portfolio                                 Smith Barney Select Balanced Portfolio
   ING MFS Mid-Cap Growth Portfolio                             Smith Barney Select Growth Portfolio
   ING MFS Research Portfolio                                   Smith Barney Select High Growth Portfolio
   ING MFS Total Return Portfolio                            Travelers Series Fund, Inc:
   ING PIMCO Core Bond Portfolio                                Smith Barney High Income Portfolio
   ING Salomon Brothers All Cap Portfolio                       Smith Barney International All Cap Growth Portfolio
   ING Salomon Brothers Investors Portfolio                     Smith Barney Large Cap Value Portfolio
   ING T. Rowe Price Capital Appreciation Portfolio             Smith Barney Money Market Portfolio

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Separate Account EQ of ING USA Annuity and Life Insurance Company at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.



                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)




                                                                   ING Capital      ING Capital
                                  ING AIM        ING Alliance       Guardian         Guardian         ING Capital
                                  Mid-Cap          Mid-Cap          Large Cap         Managed          Guardian
                                  Growth            Growth            Value           Global           Small Cap
                              ---------------- ----------------- ---------------- ----------------  ----------------
Assets
Investments in mutual
    funds at fair value               $ 5,861          $ 58,627          $ 9,401          $ 3,583          $ 28,216
                              ---------------- ----------------- ---------------- ----------------  ----------------
Total assets                            5,861            58,627            9,401            3,583            28,216
Liabilities
Due to (from) Equitable
    Life Insurance Company                  4                34                4                2                19
                              ---------------- ----------------- ---------------- ----------------  ----------------
Total liabilities                           4                34                4                2                19
                              ---------------- ----------------- ---------------- ----------------  ----------------
Net assets                            $ 5,857          $ 58,593          $ 9,397          $ 3,581          $ 28,197
                              ================ ================= ================ ================  ================
Accumulation units
    outstanding                   416,260.287     3,525,386.375      926,219.185      193,148.271     1,551,154.899
                              ================ ================= ================ ================  ================
Value per accumulation unit           $ 14.08           $ 16.63          $ 10.15          $ 18.55           $ 18.19
                              ================ ================= ================ ================  ================
Total number of
    mutual fund shares                452,269         3,934,671          888,582          317,098         2,567,444
                              ================ ================= ================ ================  ================
Cost of mutual fund shares            $ 5,315          $ 58,023          $ 8,195          $ 3,140          $ 25,706
                              ================ ================= ================ ================  ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)

                                                                                                         ING
                                    ING           ING Eagle                                            Jennison
                                Developing       Asset Value          ING               ING             Equity
                                   World           Equity         Hard Assets      International    Opportunities
                              ---------------- ---------------- ----------------  ----------------  ---------------
Assets
Investments in mutual
    funds at fair value               $ 2,815          $ 2,669          $ 1,484          $ 21,149          $ 4,186
                              ---------------- ---------------- ----------------  ----------------  ---------------
Total assets                            2,815            2,669            1,484            21,149            4,186
Liabilities
Due to (from) Equitable
    Life Insurance Company                  2                1                1                12                4
                              ---------------- ---------------- ----------------  ----------------  ---------------
Total liabilities                           2                1                1                12                4
                              ---------------- ---------------- ----------------  ----------------  ---------------
Net assets                            $ 2,813          $ 2,668          $ 1,483          $ 21,137          $ 4,182
                              ================ ================ ================  ================  ===============
Accumulation units
    outstanding                   312,448.259      144,117.231       70,367.772     2,319,001.369      215,016.661
                              ================ ================ ================  ================  ===============
Value per accumulation unit            $ 9.01          $ 18.52          $ 21.09            $ 9.12          $ 19.47
                              ================ ================ ================  ================  ===============
Total number of
    mutual fund shares                303,343          166,834           99,688         2,381,690          318,603
                              ================ ================ ================  ================  ===============
Cost of mutual fund shares            $ 2,221          $ 2,417          $ 1,097          $ 26,475          $ 3,999
                              ================ ================ ================  ================  ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)

                                    ING
                                  Limited             ING               ING             ING MFS
                                  Maturity           Liquid           Marisco           Mid Cap           ING MFS
                                    Bond             Assets           Growth            Growth           Research
                              ----------------- ----------------- ----------------  ----------------  ----------------
Assets
Investments in mutual
    funds at fair value               $ 28,799          $ 23,155         $ 60,331         $ 100,264         $ 145,982
                              ----------------- ----------------- ----------------  ----------------  ----------------
Total assets                            28,799            23,155           60,331           100,264           145,982
Liabilities
Due to (from) Equitable
    Life Insurance Company                  12                11               43                65                88
                              ----------------- ----------------- ----------------  ----------------  ----------------
Total liabilities                           12                11               43                65                88
                              ----------------- ----------------- ----------------  ----------------  ----------------
Net assets                            $ 28,787          $ 23,144         $ 60,288         $ 100,199         $ 145,894
                              ================= ================= ================  ================  ================
Accumulation units
    outstanding                  1,408,961.987     1,471,076.275    4,384,495.801     4,553,301.592     7,848,496.066
                              ================= ================= ================  ================  ================
Value per accumulation unit            $ 20.44           $ 15.74          $ 13.76           $ 22.02           $ 18.60
                              ================= ================= ================  ================  ================
Total number of
    mutual fund shares               2,472,033        23,154,724        4,676,785         9,927,146         9,817,242
                              ================= ================= ================  ================  ================
Cost of mutual fund shares            $ 28,116          $ 23,155         $ 75,785         $ 193,354         $ 194,092
                              ================= ================= ================  ================  ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)

                                                                                        ING               ING
                                  ING MFS                          ING Salomon        Salomon        T. Rowe Price
                                   Total           ING PIMCO        Brothers         Brothers           Capital
                                   Return          Core Bond         All Cap         Investors       Appreciation
                              ----------------- ---------------- ---------------- ----------------  ----------------
Assets
Investments in mutual
    funds at fair value              $ 170,830         $ 10,129          $ 6,390          $ 3,405          $ 39,029
                              ----------------- ---------------- ---------------- ----------------  ----------------
Total assets                           170,830           10,129            6,390            3,405            39,029
Liabilities
Due to (from) Equitable
    Life Insurance Company                  81                5                4                2                18
                              ----------------- ---------------- ---------------- ----------------  ----------------
Total liabilities                           81                5                4                2                18
                              ----------------- ---------------- ---------------- ----------------  ----------------
Net assets                           $ 170,749         $ 10,124          $ 6,386          $ 3,403          $ 39,011
                              ================= ================ ================ ================  ================
Accumulation units
    outstanding                  7,715,876.676      772,032.277      545,675.854      325,880.442     1,130,633.494
                              ================= ================ ================ ================  ================
Value per accumulation unit            $ 22.14          $ 13.12          $ 11.71          $ 10.45           $ 34.52
                              ================= ================ ================ ================  ================
Total number of
    mutual fund shares               9,926,206          945,738          537,913          323,970         1,827,224
                              ================= ================ ================ ================  ================
Cost of mutual fund shares           $ 158,262          $ 9,869          $ 5,587          $ 3,291          $ 32,810
                              ================= ================ ================ ================  ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)

                                                     ING
                                    ING           Van Kampen           ING           ING VIT
                               T. Rowe Price      Growth and       Van Kampen        Worldwide         Greenwich
                               Equity Income        Income         Real Estate        Growth         Appreciation
                              ---------------- ----------------- ---------------- ----------------  ----------------
Assets
Investments in mutual
    funds at fair value               $ 7,370          $ 45,595          $ 8,226            $ 564          $ 51,870
                              ---------------- ----------------- ---------------- ----------------  ----------------
Total assets                            7,370            45,595            8,226              564            51,870
Liabilities
Due to (from) Equitable
    Life Insurance Company                  3                25                4                1                25
                              ---------------- ----------------- ---------------- ----------------  ----------------
Total liabilities                           3                25                4                1                25
                              ---------------- ----------------- ---------------- ----------------  ----------------
Net assets                            $ 7,367          $ 45,570          $ 8,222            $ 563          $ 51,845
                              ================ ================= ================ ================  ================
Accumulation units
    outstanding                   292,013.486     1,987,590.835      215,860.707       85,080.617     3,042,234.698
                              ================ ================= ================ ================  ================
Value per accumulation unit           $ 25.24           $ 22.94          $ 38.11           $ 6.63           $ 17.05
                              ================ ================= ================ ================  ================
Total number of
    mutual fund shares                608,114         2,074,404          402,072           81,046         2,382,647
                              ================ ================= ================ ================  ================
Cost of mutual fund shares            $ 6,316          $ 47,709          $ 6,682            $ 533          $ 49,425
                              ================ ================= ================ ================  ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)

                                                    PIMCO                              Smith             Smith
                                                 StocksPLUS                           Barney            Barney
                                   PIMCO         Growth and       Prudential          Select            Select
                                High Yield         Income          Jennision         Balanced           Growth
                              ---------------- ---------------- ----------------  ----------------  ----------------
Assets
Investments in mutual
    funds at fair value               $ 7,158          $ 5,744            $ 513          $ 43,825          $ 35,186
                              ---------------- ---------------- ----------------  ----------------  ----------------
Total assets                            7,158            5,744              513            43,825            35,186
Liabilities
Due to (from) Equitable
    Life Insurance Company                  3                3                1                16                18
                              ---------------- ---------------- ----------------  ----------------  ----------------
Total liabilities                           3                3                1                16                18
                              ---------------- ---------------- ----------------  ----------------  ----------------
Net assets                            $ 7,155          $ 5,741            $ 512          $ 43,809          $ 35,168
                              ================ ================ ================  ================  ================
Accumulation units
    outstanding                   600,486.152      555,024.058       93,918.149     3,150,642.106     2,869,976.238
                              ================ ================ ================  ================  ================
Value per accumulation unit           $ 11.92          $ 10.35           $ 5.46           $ 13.91           $ 12.26
                              ================ ================ ================  ================  ================
Total number of
    mutual fund shares                874,008          620,249           31,160         3,878,354         3,619,949
                              ================ ================ ================  ================  ================
Cost of mutual fund shares            $ 6,743          $ 4,582            $ 419          $ 44,955          $ 40,086
                              ================ ================ ================  ================  ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Assets and Liabilities
                                December 31, 2003
                  (Dollars in thousands, except for unit data)

                                   Smith             Smith         Smith Barney         Smith             Smith
                                   Barney           Barney        International         Barney           Barney
                                   Select            High            All Cap          Large Cap           Money
                                High Growth         Income            Growth            Value            Market
                              ----------------- ---------------- ----------------- ----------------- ----------------
Assets
Investments in mutual
    funds at fair value               $ 22,998         $ 13,424          $ 14,725          $ 51,714          $ 9,703
                              ----------------- ---------------- ----------------- ----------------- ----------------
Total assets                            22,998           13,424            14,725            51,714            9,703
Liabilities
Due to (from) Equitable
    Life Insurance Company                  15                6                 7                24                3
                              ----------------- ---------------- ----------------- ----------------- ----------------
Total liabilities                           15                6                 7                24                3
                              ----------------- ---------------- ----------------- ----------------- ----------------
Net assets                            $ 22,983         $ 13,418          $ 14,718          $ 51,690          $ 9,700
                              ================= ================ ================= ================= ================
Accumulation units
    outstanding                  1,850,227.567      946,662.395     1,327,776.771     2,916,764.249      779,991.054
                              ================= ================ ================= ================= ================
Value per accumulation unit            $ 12.43          $ 14.18           $ 11.09           $ 17.73          $ 12.44
                              ================= ================ ================= ================= ================
Total number of
    mutual fund shares               2,046,117        1,806,695         1,326,621         3,113,446        9,701,274
                              ================= ================ ================= ================= ================
Cost of mutual fund shares            $ 25,593         $ 16,189          $ 20,811          $ 61,272          $ 9,696
                              ================= ================ ================= ================= ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                                                      ING Capital       ING Capital
                                      ING AIM       ING Alliance        Guardian         Guardian        ING Capital
                                      Mid-Cap          Mid-Cap         Large Cap          Managed         Guardian
                                      Growth           Growth            Value            Global          Small Cap
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                                 $ -              $ -              $ 4               $ -             $ 36
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                         -                -                4                 -               36
Expenses:
    Mortality and expense risk
      and other charges                        82              767              103                40              379
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                                 82              767              103                40              379
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)                  (82)            (767)             (99)              (40)            (343)
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                           (869)          (3,526)            (295)              (89)          (3,252)
Capital gains distributions                     -                -                -                 -                -
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions              (869)          (3,526)            (295)              (89)          (3,252)
Net unrealized appreciation
    (depreciation) of investments           2,654           28,051            2,384               930           11,209
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                       $ 1,703         $ 23,758          $ 1,990             $ 801          $ 7,614
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                                                                                             ING
                                        ING           ING Eagle                                           Jennison
                                    Developing       Asset Value          ING               ING            Equity
                                       World           Equity         Hard Assets      International    Opportunities
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                                 $ 5              $ 5              $ 4              $ 45              $ 3
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                         5                5                4                45                3
Expenses:
    Mortality and expense risk
      and other charges                        33               35               16               297               60
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                                 33               35               16               297               60
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)                  (28)             (30)             (12)             (252)             (57)
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                           (153)            (159)             (42)           (4,400)            (649)
Capital gains distributions                     -               (1)               -                 -                -
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions              (153)            (160)             (42)           (4,400)            (649)
Net unrealized appreciation
    (depreciation) of investments             921              661              470             9,181            1,626
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                         $ 740            $ 471            $ 416           $ 4,529            $ 920
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                        ING
                                      Limited            ING              ING             ING MFS
                                     Maturity          Liquid           Marisco           Mid Cap          ING MFS
                                       Bond            Assets            Growth           Growth          Research
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                               $ 221            $ 247              $ -               $ -            $ 278
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                       221              247                -                 -              278
Expenses:
    Mortality and expense risk
      and other charges                       533              562              896             1,446            2,200
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                                533              562              896             1,446            2,200
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)                 (312)            (315)            (896)           (1,446)          (1,922)
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                          1,078                -          (14,541)          (27,841)         (10,443)
Capital gains distributions                    62                -                -                 -                -
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions             1,140                -          (14,541)          (27,841)         (10,443)
Net unrealized appreciation
    (depreciation) of investments            (349)              15           29,925            57,170           40,464
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                         $ 479           $ (300)        $ 14,488          $ 27,883         $ 28,099
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                                                                                             ING
                                      ING MFS                         ING Salomon       ING Salomon     T. Rowe Price
                                       Total          ING PIMCO         Brothers         Brothers          Capital
                                      Return          Core Bond         All Cap          Investors      Appreciation
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                               $ 792            $  44              $ 3               $ 5            $ 120
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                       792               44                3                 5              120
Expenses:
    Mortality and expense risk
      and other charges                     2,562              181               81                43              550
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                              2,562              181               81                43              550
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)               (1,770)            (137)             (78)              (38)            (430)
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                            511               88             (395)             (199)             551
Capital gains distributions                     -              117                -                 -               44
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions               571              205             (395)             (199)             595
Net unrealized appreciation
    (depreciation) of investments          24,270              303            2,076               966            7,354
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                      $ 23,011            $ 371          $ 1,603             $ 729          $ 7,519
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                                         ING
                                        ING          Van Kampen           ING            ING VIT
                                   T. Rowe Price     Growth and        Van Kampen        Worldwide        Greenwich
                                   Equity Income       Income         Real Estate         Growth        Appreciation
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                                $ 18            $ 104             $ 13               $ -            $ 303
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                        18              104               13                 -              303
Expenses:
    Mortality and expense risk
      and other charges                        95              653              104                 7              756
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                                 95              653              104                 7              756
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)                  (77)            (549)             (91)               (7)            (453)
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                           (247)            (650)              38               (57)            (792)
Capital gains distributions                     9                -               50                 -                -
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions              (249)            (650)              88               (57)            (792)
Net unrealized appreciation
    (depreciation) of investments           1,696           10,828            2,015               175           11,178
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                       $ 1,381          $ 9,629          $ 2,012             $ 111          $ 9,933
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                                Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                                        PIMCO                              Smith            Smith
                                                     StocksPLUS                           Barney           Barney
                                       PIMCO         Growth and        Prudential         Select           Select
                                    High Yield         Income          Jennision         Balanced          Growth
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                               $ 440            $ 117              $ -           $ 1,073            $ 533
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                       440              117                -             1,073              533
Expenses:
    Mortality and expense risk
      and other charges                        94               88                8               648              525
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                                 94               88                8               648              525
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)                  346               29               (8)              425                8
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                            208             (385)              (8)           (1,182)          (2,836)
Capital gains distributions                     -                -                -                 -                -
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions               208             (385)              (8)           (1,182)          (2,836)
Net unrealized appreciation
    (depreciation) of investments             557            1,797              122             8,004           11,003
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                       $ 1,111          $ 1,441            $ 106           $ 7,247          $ 8,175
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                             Statements of Operations
                          Year ended December 31, 2003
                             (Dollars in thousands)

                                       Smith            Smith         Smith Barney         Smith            Smith
                                      Barney           Barney        International        Barney           Barney
                                      Select            High            All Cap          Large Cap          Money
                                    High Growth        Income            Growth            Value           Market
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                               $ 125            $ 927            $ 136             $ 789             $ 89
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total investment income                       125              927              136               789               89
Expenses:
    Mortality and expense risk
      and other charges                     $ 334            $ 198            $ 208             $ 734            $ 232
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total expenses                                334              198              208               734              232
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net investment income (loss)                 (209)             729              (72)               55             (143)
Realized and unrealized
    gain (loss) on investments
Net realized gain (loss)
    on investments                       $ (1,138)        $ (2,371)        $ (1,154)         $ (2,920)             $ 1
Capital gains distributions                     -                -                -                 -                -
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Total realized gain (loss)
    on investments and
    capital gains distributions            (1,138)          (2,371)          (1,154)           (2,920)               1
Net unrealized appreciation
    (depreciation) of investments         $ 7,499          $ 4,569          $ 4,264          $ 13,678             $ 12
                                  ---------------- ----------------  ---------------  ---------------- ----------------
Net increase (decrease)
    in net assets resulting
    from operations                       $ 6,152          $ 2,927          $ 3,038          $ 10,813           $ (130)
                                  ================ ================  ===============  ================ ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)

                                                                                                  ING Capital    ING Capital
                                                                    ING AIM      ING Alliance      Guardian        Guardian
                                                                    Mid-Cap         Mid-Cap        Large Cap       Managed
                                                                     Growth         Growth           Value          Global
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                           $ 8,753       $ 70,000         $ 5,773         $ 1,958
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (105)          (807)            (68)            (30)
    Net realized gain (loss) on investments and
      capital gains distributions                                        (1,733)        (7,414)           (409)           (428)
    Net unrealized appreciation (depreciation) of investments              (875)       (12,571)         (1,085)            (57)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                      (2,713)       (20,792)         (1,562)           (515)
Changes from principal transactions:
    Purchase payments                                                       359          1,776             421             168
    Contract distributions and terminations                                (269)        (2,431)           (329)            (67)
    Transfer payments from (to) other divisions, net                     (1,603)        (8,588)            644             422
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (1,513)        (9,243)            736             523
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                (4,226)       (30,035)           (826)              8
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                           4,527         39,965           4,947           1,966
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            (82)          (767)            (99)            (40)
    Net realized gain (loss) on investments and
      capital gains distributions                                          (869)        (3,524)           (295)            (89)
    Net unrealized appreciation (depreciation) of investments             2,654         28,051           2,384             930
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                       1,703         23,758           1,990             801
Changes from principal transactions:
    Purchase payments                                                       270          1,298             351             272
    Contract distributions and terminations                                (197)        (2,423)           (608)           (252)
    Transfer payments from (to) other divisions, net                       (446)        (4,005)          2,717             794
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                                 (373)        (5,130)          2,460             814
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 1,330         18,628           4,450           1,615
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                         $ 5,857       $ 58,593         $ 9,397         $ 3,581
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)


                                                                  ING Capital         ING          ING Eagle
                                                                    Guardian      Developing      Asset Value        ING
                                                                   Small Cap         World          Equity       Hard Assets
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                          $ 30,560        $ 2,345         $ 2,923           $ 290
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (392)           (41)            (25)             (7)
    Net realized gain (loss) on investments and
      capital gains distributions                                       (10,789)          (853)           (311)            (41)
    Net unrealized appreciation (depreciation) of investments             2,910            549            (246)            (56)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                      (8,271)          (345)           (582)           (104)
Changes from principal transactions:
    Purchase payments                                                     1,382            117             129              49
    Contract distributions and terminations                              (1,029)          (116)           (219)            (34)
    Transfer payments from (to) other divisions, net                     (2,135)           (93)            (22)            956
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (1,782)           (92)           (112)            971
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                               (10,053)          (437)           (694)            867
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          20,507          1,908           2,229           1,157
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (343)           (28)            (30)            (12)
    Net realized gain (loss) on investments and
      capital gains distributions                                        (3,252)          (153)           (159)            (42)
    Net unrealized appreciation (depreciation) of investments            11,209            921             661             470
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                       7,614            740             472             416
Changes from principal transactions:
    Purchase payments                                                     1,130             99              91              56
    Contract distributions and terminations                              (1,087)           (85)            (78)            (53)
    Transfer payments from (to) other divisions, net                         33            151             (46)            (93)
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                                   76            165             (33)            (90)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 7,690            905             439             326
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                        $ 28,197        $ 2,813         $ 2,668         $ 1,483
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)

                                                                                      ING             ING
                                                                                   Jennison         Limited          ING
                                                                      ING           Equity         Maturity         Liquid
                                                                 International   Opportunities       Bond           Assets
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                          $ 27,208        $ 5,662        $ 31,561        $ 41,712
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (200)           (69)            622            (116)
    Net realized gain (loss) on investments and
      capital gains distributions                                        (5,802)          (810)            543               -
    Net unrealized appreciation (depreciation) of investments             1,586           (804)            685               -
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                      (4,416)        (1,683)          1,850            (116)
Changes from principal transactions:
    Purchase payments                                                       896            377             816           4,406
    Contract distributions and terminations                                (935)          (227)         (2,177)        (62,990)
    Transfer payments from (to) other divisions, net                     (3,773)          (571)          5,677          56,333
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (3,812)          (421)          4,316          (2,251)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                (8,228)        (2,104)          6,166          (2,367)
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          18,980          3,558          37,727          39,345
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (252)           (57)           (312)           (315)
    Net realized gain (loss) on investments and
      capital gains distributions                                        (4,400)          (649)          1,140               -
    Net unrealized appreciation (depreciation) of investments             9,181          1,626            (349)             15
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                       4,529            920             479            (300)
Changes from principal transactions:
    Purchase payments                                                       701            324             831           1,009
    Contract distributions and terminations                                (777)          (193)         (2,793)        (60,397)
    Transfer payments from (to) other divisions, net                     (2,296)          (427)         (7,457)         43,487
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (2,372)          (296)         (9,419)        (15,901)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 2,157            624          (8,940)        (16,201)
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                        $ 21,137        $ 4,182        $ 28,787        $ 23,144
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)


                                                                      ING           ING MFS                        ING MFS
                                                                    Marisco         Mid Cap         ING MFS         Total
                                                                     Growth         Growth         Research         Return
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                          $ 90,264      $ 195,205       $ 227,224       $ 202,440
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                         (1,082)        (1,911)         (2,117)            982
    Net realized gain (loss) on investments and
      capital gains distributions                                       (33,541)       (24,692)        (13,577)          1,579
    Net unrealized appreciation (depreciation) of investments             8,389        (64,615)        (40,071)        (15,660)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                     (26,234)       (91,218)        (55,765)        (13,099)
Changes from principal transactions:
    Purchase payments                                                     3,882          4,034           4,048           4,170
    Contract distributions and terminations                              (2,955)        (5,173)         (7,906)         (9,781)
    Transfer payments from (to) other divisions, net                    (13,984)       (22,703)        (29,335)        (17,680)
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                              (13,057)       (23,842)        (33,193)        (23,291)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                               (39,291)      (115,060)        (88,958)        (36,390)
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          50,973         80,145         138,266         166,050
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (896)        (1,446)         (1,922)         (1,770)
    Net realized gain (loss) on investments and
      capital gains distributions                                       (14,541)       (27,841)        (10,443)            511
    Net unrealized appreciation (depreciation) of investments            29,925         57,170          40,464          24,270
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                      14,488         27,883          28,099          23,011
Changes from principal transactions:
    Purchase payments                                                     2,549          2,728           2,675           3,135
    Contract distributions and terminations                              (2,592)        (4,117)         (6,020)         (9,102)
    Transfer payments from (to) other divisions, net                     (5,130)        (6,440)        (17,126)        (12,345)
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (5,173)        (7,829)        (20,471)        (18,312)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 9,315         20,054           7,628           4,699
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                        $ 60,288      $ 100,199       $ 145,894       $ 170,749
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)


                                                                                  ING Salomon     ING Salomon    ING T. Rowe
                                                                   ING PIMCO       Brothers        Brothers     Price Capital
                                                                   Core Bond        All Cap        Investors     Appreciation
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                           $ 7,046        $ 6,728         $ 3,784        $ 30,020
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            108            (83)            (26)            (17)
    Net realized gain (loss) on investments and
      capital gains distributions                                          (253)          (760)           (245)            810
    Net unrealized appreciation (depreciation) of investments               730         (1,127)           (629)         (1,822)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                         585         (1,970)           (900)         (1,029)
Changes from principal transactions:
    Purchase payments                                                       178            377             102           1,383
    Contract distributions and terminations                                (570)          (363)           (344)         (1,858)
    Transfer payments from (to) other divisions, net                      3,851           (373)            (20)          5,786
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                                3,459           (359)           (262)          5,311
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 4,044         (2,329)         (1,162)          4,282
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          11,090          4,399           2,622          34,302
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (137)           (78)            (38)           (430)
    Net realized gain (loss) on investments and
      capital gains distributions                                           205           (395)           (199)            595
    Net unrealized appreciation (depreciation) of investments               303          2,076             966           7,354
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                         371          1,603             729           7,519
Changes from principal transactions:
    Purchase payments                                                       264            241             187           1,079
    Contract distributions and terminations                              (1,184)          (278)           (295)         (2,277)
    Transfer payments from (to) other divisions, net                       (417)           421             160          (1,612)
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (1,337)           384              52          (2,810)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                  (966)         1,987             781           4,709
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                        $ 10,124        $ 6,386         $ 3,403        $ 39,011
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)

                                                                                      ING
                                                                      ING         Van Kampen          ING          ING VIT
                                                                 T. Rowe Price    Growth and      Van Kampen      Worldwide
                                                                 Equity Income      Income        Real Estate       Growth
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                           $ 5,718       $ 54,488         $ 3,714           $ 298
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            (15)          (361)            115              (6)
    Net realized gain (loss) on investments and
      capital gains distributions                                          (528)        (2,005)             11             (18)
    Net unrealized appreciation (depreciation) of investments              (492)        (6,075)           (438)            (76)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                      (1,035)        (8,441)           (312)           (100)
Changes from principal transactions:
    Purchase payments                                                       431          2,145             233              66
    Contract distributions and terminations                                (231)        (2,138)           (252)             (4)
    Transfer payments from (to) other divisions, net                        299         (6,277)          2,436              82
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                                  499         (6,270)          2,417             144
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                  (536)       (14,711)          2,105              44
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                           5,182         39,777           5,819             342
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            (77)          (549)            (91)             (7)
    Net realized gain (loss) on investments and
      capital gains distributions                                          (288)          (650)             88             (57)
    Net unrealized appreciation (depreciation) of investments             1,696         10,828           2,015             175
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                       1,381          9,629           2,012             111
Changes from principal transactions:
    Purchase payments                                                       330          1,398             281              47
    Contract distributions and terminations                                (356)        (2,263)           (363)            (15)
    Transfer payments from (to) other divisions, net                        830         (2,971)            473              78
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                                  804         (3,836)            391             110
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 2,185          5,793           2,403             221
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                         $ 7,367       $ 45,570         $ 8,222           $ 563
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)

                                                                                                     PIMCO
                                                                                                  StocksPLUS
                                                                   Greenwich         PIMCO        Growth and      Prudential
                                                                  Appreciation    High Yield        Income         Jennison
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                          $ 70,851        $ 4,432         $ 7,638           $ 486
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            (91)           276              81              (7)
    Net realized gain (loss) on investments and
      capital gains distributions                                           (38)          (453)         (3,361)           (106)
    Net unrealized appreciation (depreciation) of investments           (12,399)            47           1,598             (41)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                     (12,528)          (130)         (1,682)           (154)
Changes from principal transactions:
    Purchase payments                                                       320            119             289              56
    Contract distributions and terminations                              (2,933)          (241)           (248)            (21)
    Transfer payments from (to) other divisions, net                     (7,306)          (577)            467              10
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (9,919)          (699)            508              45
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                               (22,447)          (829)         (1,174)           (109)
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          48,404          3,603           6,464             377
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (453)           346              29              (8)
    Net realized gain (loss) on investments and
      capital gains distributions                                          (792)           208            (385)             (8)
    Net unrealized appreciation (depreciation) of investments            11,178            557           1,797             122
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting                           9,933          1,111           1,441             106
    from operations
Changes from principal transactions:
    Purchase payments                                                       236            218             170              53
    Contract distributions and terminations                              (1,835)          (408)           (298)            (33)
    Transfer payments from (to) other divisions, net                     (4,893)         2,631          (2,036)              9
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (6,492)         2,441          (2,164)             29
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                 3,441          3,552            (723)            135
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                        $ 51,845        $ 7,155         $ 5,741           $ 512
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)

                                                                     Smith           Smith           Smith          Smith
                                                                     Barney         Barney          Barney          Barney
                                                                     Select         Select          Select           High
                                                                    Balanced        Growth        High Growth       Income
                                                                 --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                          $ 55,899       $ 49,444        $ 31,610        $ 14,330
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                          2,423          3,639            (131)          2,739
    Net realized gain (loss) on investments and
      capital gains distributions                                        (1,225)         1,256            (702)         (2,026)
    Net unrealized appreciation (depreciation) of investments            (5,545)       (13,800)         (6,396)         (1,378)
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                      (4,347)        (8,905)         (7,229)           (665)
Changes from principal transactions:
    Purchase payments                                                       100            294             250              87
    Contract distributions and terminations                              (2,663)        (1,847)           (855)           (909)
    Transfer payments from (to) other divisions, net                     (6,076)        (5,775)         (4,088)         (1,363)
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (8,639)        (7,328)         (4,693)         (2,185)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                               (12,986)       (16,233)        (11,922)         (2,850)
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          42,913         33,211          19,688          11,480
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            425              8            (209)            729
    Net realized gain (loss) on investments and
      capital gains distributions                                        (1,182)        (2,836)         (1,138)         (2,371)
    Net unrealized appreciation (depreciation) of investments             8,004         11,003           7,499           4,569
                                                                 --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets resulting
    from operations                                                       7,247          8,175           6,152           2,927
Changes from principal transactions:
    Purchase payments                                                        92            216             154              96
    Contract distributions and terminations                              (2,139)        (1,270)           (823)           (574)
    Transfer payments from (to) other divisions, net                     (4,304)        (5,164)         (2,188)           (511)
                                                                 --------------- --------------  -------------- ---------------
Increase (decrease) in net assets derived from
    principal transactions                                               (6,351)        (6,218)         (2,857)           (989)
                                                                 --------------- --------------  -------------- ---------------
Total increase (decrease)                                                   896          1,957           3,295           1,938
                                                                 --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                        $ 43,809       $ 35,168        $ 22,983        $ 13,418
                                                                 =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account EQ
                   ING USA Annuity and Life Insurance Company
         (formerly Equitable Life Insurance Comapny Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2003 and 2002
                             (Dollars in thousands)

                                                                  Smith Barney       Smith           Smith
                                                                 International      Barney          Barney
                                                                    All Cap        Large Cap         Money
                                                                     Growth          Value          Market
                                                                 --------------- --------------  --------------
Net assets at January 1, 2002                                          $ 22,004       $ 76,678        $ 17,642
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                           (109)         1,289             (71)
    Net realized gain (loss) on investments and
      capital gains distributions                                          (876)        (1,973)              -
    Net unrealized appreciation (depreciation) of investments            (4,578)       (18,368)              -
                                                                 --------------- --------------  --------------
Net increase (decrease) in net assets resulting                          (5,563)       (19,052)            (71)
    from operations
Changes from principal transactions:
    Purchase payments                                                       131            344              34
    Contract distributions and terminations                                (637)        (2,730)        (51,044)
    Transfer payments from (to) other divisions, net                     (2,376)        (7,683)         49,156
                                                                 --------------- --------------  --------------
Increase (decrease) in net assets derived from
    principal transactions                                               (2,882)       (10,069)         (1,854)
                                                                 --------------- --------------  --------------
Total increase (decrease)                                                (8,445)       (29,121)         (1,925)
                                                                 --------------- --------------  --------------
Net assets at December 31, 2002                                          13,559         47,557          15,717
Increase (decrease) in net assets
Operations:
    Net investment income (loss)                                            (72)            55            (143)
    Net realized gain (loss) on investments and
      capital gains distributions                                        (1,154)        (2,920)              1
    Net unrealized appreciation (depreciation) of investments             4,264         13,678              12
                                                                 --------------- --------------  --------------
Net increase (decrease) in net assets resulting
    from operations                                                       3,038         10,813            (130)
Changes from principal transactions:
    Purchase payments                                                        89            367              18
    Contract distributions and terminations                                (427)        (2,461)        (39,617)
    Transfer payments from (to) other divisions, net                     (1,541)        (4,586)         33,712
                                                                 --------------- --------------  --------------
Increase (decrease) in net assets derived from
    principal transactions                                               (1,879)        (6,681)         (5,887)
                                                                 --------------- --------------  --------------
Total increase (decrease)                                                 1,159          4,133          (6,017)
                                                                 --------------- --------------  --------------
Net assets at December 31, 2003                                        $ 14,718       $ 51,690         $ 9,700
                                                                 =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

1.       Organization

         Equitable Life Insurance Company of Iowa Separate Account A (the "Account") was established by Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

         On January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA. In conjunction with the Golden American name change, the Account changed its name to Separate Account EQ of ING USA Annuity and Life Insurance Company.

         The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Equitable Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Equitable Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Equitable Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Equitable Life.

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

         At December 31, 2003, the Account had, under the Equi-Select Variable Annuity product and the PrimElite product, thirty-five investment divisions (the "Divisions"), eleven of which invest in an independently managed mutual fund portfolio and twenty-four of which invest in a mutual fund portfolio managed by an affiliate, either Directed Services, Inc. or ING Investments, LLC. The assets in each Division are invested in shares of a designated Series ("Series," which may also be referred to as "Portfolio") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

         ING Investors Trust:                                    ING Variable Insurance Trust:
            ING AIM Mid-Cap Growth Portfolio                        ING VIT Worldwide Growth Series
            ING Alliance Mid-Cap Growth Portfolio                Greenwich Street Series Fund:
            ING Capital Guardian Large Cap Value Portfolio          Greenwich Appreciation Portfolio
            ING Capital Guardian Managed Global Portfolio        PIMCO Variable Insurance Trust
            ING Capital Guardian Small Cap Value Portfolio          PIMCO High Yield Portfolio
            ING Developing World Portfolio                          PIMCO StocksPLUS Growth and Income Portfolio
            ING Eagle Asset Value Equity Portfolio               Prudential Series Fund, Inc:
            ING Hard Assets Portfolio                               Prudential Jennison Portfolio
            ING International Portfolio                          Smith Barney Allocation Series, Inc:
            ING Jennison Equity Opportunities Portfolio             Smith Barney Select Balanced Portfolio
            ING Limited Maturity Bond Portfolio                     Smith Barney Select Growth Portfolio
            ING Liquid Assets                                        Smith Barney Select High Growth Portfolio
            ING Marisco Growth Portfolio                         Travelers Series Fund, Inc:
            ING MFS Mid-Cap Growth Portfolio                        Smith Barney High Income Portfolio
            ING MFS Research Portfolio                              Smith Barney International All Cap Growth
            ING MFS Total Return Portfolio                            Portfolio
            ING PIMCO Core Bond Portfolio                           Smith Barney Large Cap Value Portfolio
            ING Salomon Brothers All Cap Portfolio                   Smith Barney Money Market Portfolio
            ING Salomon Brothers Investors Portfolio
            ING T. Rowe Price Capital Appreciation Portfolio
            ING T. Rowe Price Equity Income Portfolio
            ING Van Kampen Growth and Income Portfolio
            ING Van Kampen Real Estate Portfolio

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

         The names of certain Divisions and Trusts were changed during 2003. The following is a summary of current and former names for those Divisions and Trusts:

                              Current Name                                           Former Name
         --------------------------------------------------------  ------------------------------------------------
         ING Investors Trust:                                      The GCG Trust:
             ING AIM Mid-Cap Growth Portfolio                        Strategic Equity Series
             ING Alliance Mid-Cap Growth Portfolio                   Capital Growth Series
             ING Capital Guardian Large Cap Value Portfolio          Large Cap Value Series
             ING Capital Guardian Managed Global Portfolio           Managed Global Series
             ING Capital Guardian Small Cap Value Portfolio          Capital Guardian Small Cap Series
             ING Developing World Portfolio                          Developing World Series
             ING Eagle Asset Value Equity Portfolio                  Value Equity Series
             ING Hard Assets Portfolio                               Hard Assets Series
             ING International Portfolio                             International Equity Series
             ING Jennison Equity Opportunities Portfolio             Capital Appreciation Series
             ING Limited Maturity Bond Portfolio                     Limited Maturity Bond Series
             ING Liquid Assets Portfolio                             Liquid Asset Series
             ING Marisco Growth Portfolio                            Growth Series
             ING MFS Mid-Cap Growth Portfolio                        Mid Cap Growth Series
             ING MFS Research Portfolio                              Research Series
             ING MFS Total Return Portfolio                          Total Return Series
             ING PIMCO Core Bond Portfolio                           Core Bond Series
             ING Salomon Brothers All Cap Portfolio                  All Cap Series
             ING Salomon Brothers Investors Portfolio                Investors Series
             ING T. Rowe Price Capital Appreciation Portfolio        Fully Managed Series
             ING T. Rowe Price Equity Income Portfolio               Equity Income Series
             ING Van Kampen Growth and Income Portfolio              Van Kampen Growth and Income Series
             ING Van Kampen Real Estate Portfolio                    Real Estate Series

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

2.       Significant Accounting Policies

         The following is a summary of the significant accounting policies of the Account:

         Use of Estimates

         The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

         Investments

         Investments are made in shares of a Series or Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio. Investment transactions in each Series or Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

         Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, the total operations of Equitable Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Equitable Life.

         Variable Annuity Reserves

         All Contracts in the Account are currently in the accumulation period. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. To the extent that benefits to be paid to the Contractowners exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

3.       Charges and Fees

         Under the terms of the Contracts, certain charges are allocated to the Contracts to cover the Company's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

         Mortality and Expense Risk Charges

         Equitable Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks.

         Administrative Charges

         A daily charge at an annual rate of 0.15% of the assets attributable to the Contracts is deducted for administrative fees.

         Annual Contract Charges

         An annual contract charge of $30 is deducted on each Contract anniversary prior to the maturity date, upon full withdrawal of a Contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the Contract anniversary.

         Other Charges

         A transfer charge computed as the lesser of 2% of the Contract value transferred or $25 will be imposed on each transfer between Divisions in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the Contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

         Premium Taxes

         Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, Equitable Life may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

4.       Related Party Transactions

         During the year ended December 31, 2003, management fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from
         0.28 to 1.50% of the average net assets of each respective Portfolio. In addition, management fees were paid indirectly to ING Investments, LLC, also an affiliate of the Company, in its capacity as investment adviser to ING Variable Insurance Trust. The Fund's advisory agreement provided for a fee at an annual rate of 1.00% of the average net assets of the ING VP Worldwide Growth Portfolio.


5.       Subsequent Events

         On January 1, 2004, Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American. Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA.

         Prior to the merger date, the Merger Companies were affiliated companies of ING USA and indirect, wholly-owned subsidiaries of ING.

         In conjunction with the Golden American name change, the Account changed its name to Separate Account EQ of ING USA Annuity and Life Insurance Company.

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

6.       Purchases and Sales of Investment Securities

         The aggregate cost of purchases and proceeds from sales of investments follow:

                                                              Nine months ended                Year ended
                                                             September 30, 2003            December 31, 2002
                                                         ---------------------------- -----------------------------
                                                          Purchases        Sales        Purchases        Sales
                                                         -------------  ------------- -------------- --------------
                                                                          (Dollars in thousands)
         ING Investors Trust:
             ING AIM Mid-Cap Growth                           $ 1,547        $ 1,998        $ 1,289        $ 2,901
             ING Alliance Mid-Cap Growth                        2,886          8,749          3,953         13,973
             ING Capital Guardian Large Cap Value               3,635          1,270          2,061          1,386
             ING Capital Guardian Managed Global                1,211            435            964            471
             ING Capital Guardian Small Cap Value               3,167          3,415          3,660          5,815
             ING Developing World                                 934            795          1,403          1,536
             ING Eagle Asset Value Equity                         515            577          1,333          1,461
             ING Hard Assets                                      792            893          2,275          1,310
             ING International                                    950          3,562          1,442          5,442
             ING Jennison Equity Opportunities                    893          1,242          1,013          1,497
             ING Limited Maturity Bond                          4,122         13,779         14,426          9,400
             ING Liquid Assets                                 14,418         30,623         41,782         44,134
             ING Marisco Growth                                 3,790          9,816          8,055         22,144
             ING MFS Mid-Cap Growth                             4,824         14,034          2,594         28,268
             ING MFS Research                                     499         22,804          1,130         36,331
             ING MFS Total Return                               2,828         22,829          7,626         29,772
             ING PIMCO Core Bond                                4,260          5,612          6,924          3,338
             ING Salomon Brothers All Cap                       2,275          1,965          2,753          3,191
             ING Salomon Brothers Investors                       761            745            639            924
             ING T. Rowe Price Capital Appreciation             4,623          7,801         14,097          8,407
             ING T. Rowe Price Equity Income                    4,009          3,270          5,072          4,560
             ING Van Kampen Growth and Income                   1,690          6,050          2,413          9,013
             ING Van Kampen Real Estate                         2,890          2,536          5,314          2,711

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                              Nine months ended                Year ended
                                                             September 30, 2003            December 31, 2002
                                                         ---------------------------- -----------------------------
                                                          Purchases        Sales        Purchases        Sales
                                                         -------------  ------------- -------------- --------------
                                                                          (Dollars in thousands)
         ING Variable Insurance Trust:
             ING VIT Worldwide Growth                           $ 206          $ 102          $ 164           $ 26
         Greenwich Sreet Series Fund:
             Greenwich Appreciation                             1,933          8,853          2,645         12,629
         The PIMCO Variable Insurance Trust:
             PIMCO High Yield                                   7,422          4,632          3,695          4,118
             PIMCO StocksPLUS Growth and Income                 2,061          4,193          6,130          5,534
         Prudential Series Fund, Inc:
             Prudential Jennision                                 202            180            552            512
         Smith Barney Allocation Series, Inc:
             Smith Barney Select Balanced                       2,082          7,992          3,714          9,912
             Smith Barney Select Growth                         1,026          7,218          7,166          8,557
             Smith Barney Select High Growth                      814          3,865            433          5,228
         Travelers Series Fund, Inc:
             Smith Barney High Income                           2,337          2,591          3,511          2,951
             Smith Barney International All Cap Growth            330          2,274            293          3,275
             Smith Barney Large Cap Value                       1,737          8,338          3,338         12,092
             Smith Barney Money Market                          5,645         11,672         11,867         13,787

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

7.       Changes in Units

         The net changes in units outstanding follow:

                                                                           Year ended December 31
                                                              2003                                        2002
                                           ------------------------------------------- --------------------------------------------
                                                                             Net                                          Net
                                              Units          Units         Increase        Units          Units        Increase
                                              Issued        Redeemed      (Decrease)      Issued        Redeemed      (Decrease)
                                           -------------  -------------  ------------- -------------- -------------- --------------
ING Investors Trust:
    ING AIM Mid-Cap Growth                      167,660        208,680        (41,020)       107,789        245,707       (137,918)
    ING Alliance Mid-Cap Growth                 576,770      1,011,414       (434,644)       349,176      1,171,605       (822,429)
    ING Capital Guardian Large Cap Value        521,683        252,882        268,801        247,586        166,277         81,309
    ING Capital Guardian Managed Global          93,846         43,340         50,506         63,638         32,678         30,960
    ING Capital Guardian Small Cap              377,596        388,509        (10,913)       225,087        373,098       (148,011)
    ING Developing World                        152,261        146,455          5,806        200,945        225,545        (24,600)
    ING Eagle Asset Value Equity                 40,974         45,539         (4,565)        79,111         89,810        (10,699)
    ING Hard Assets                              57,724         69,770        (12,046)       147,672         85,752         61,920
    ING International                           372,160        705,999       (333,839)       170,710        658,668       (487,958)
    ING Jennison Equity Opportunities            74,846         96,317        (21,471)        61,803         87,473        (25,670)
    ING Limited Maturity Bond                    444760         907944       (463,184)       684,183        467,777        216,406
    ING Liquid Asset                          5,171,497      6,185,279     (1,013,782)     2,615,374      2,763,369       (147,995)
    ING Marisco Growth                          804,243      1,269,659       (465,416)       650,516      1,761,290     (1,110,774)
    ING MFS Mid-Cap Growth                      719,412      1,163,770       (444,358)       137,112      1,277,646     (1,140,534)
    ING MFS Research                            401,415      1,692,168     (1,290,753)        27,412      2,005,941     (1,978,529)
    ING MFS Total Return                        793,745      1,717,645       (923,900)       202,289      1,410,676     (1,208,387)
    ING PIMCO Core Bond                         456,977        557,847       (100,870)       545,943        267,251        278,692
    ING Salomon Brothers All Cap                 303677         272967         30,710        265,309        327,805        (62,496)
    ING Salomon Brothers Investors               99,274         98,558            716         71,254        102,126        (30,872)
    ING T. Rowe Price Capital Appreciation      319,192        416,060        (96,868)       461,110        297,566        163,544
    ING T. Rowe Price Equity Income             226,857        188,370         38,487        221,863        207,628         14,235
    ING Van Kampen Growth and Income            253,102        453,801       (200,699)       108,977        437,940       (328,963)
    ING Van Kampen Real Estate                  125,855        117,518          8,337        172,564         95,809         76,755

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                           Year ended December 31
                                                              2003                                        2002
                                           ------------------------------------------- --------------------------------------------
                                                                             Net                                          Net
                                              Units          Units         Increase        Units          Units        Increase
                                              Issued        Redeemed      (Decrease)      Issued        Redeemed      (Decrease)
                                           -------------  -------------  ------------- -------------- -------------- --------------
ING Variable Insurance Trust:
    ING VIT Worldwide Growth                     39,775         20,275         19,500         27,714          4,637         23,077
Greenwich Sreet Series Fund:
    Greenwich Appreciation                      220,169        667,255       (447,086)       132,530        793,905       (661,375)
The PIMCO Variable
    Insurance Trust:
    PIMCO High Yield                            763,027        528,856        234,171        343,918        416,419        (72,501)
    PIMCO StocksPLUS Growth and Income          304,963        553,437       (248,474)       701,340        644,465         56,875
Prudential Series Fund, Inc.:
    Prudential Jennison                          48,101         42,702          5,399        114,503        103,044         11,459
Smith Barney Allocation Series, Inc:
    Smith Barney Select Balanced                144,650        653,947       (509,297)        48,699        783,729       (735,030)
    Smith Barney Select Growth                  113,566        716,058       (602,492)        67,531        767,284       (699,753)
    Smith Barney Select High Growth             115,489        404,705       (289,216)        21,739        462,895       (441,156)
Travelers Series Fund, Inc:
    Smith Barney High Income                    157,423        229,029        (71,606)        53,947        247,758       (193,811)
    Smith Barney International All Cap
       Growth                                    44,589        254,981       (210,392)        13,100        302,490       (289,390)
    Smith Barney Large Cap Value                140,588        600,989       (460,401)        76,669        701,217       (624,548)
    Smith Barney Money Market                 3,649,918      4,124,639       (474,721)       934,525      1,086,339       (151,814)

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

8.       Financial Highlights

         A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Series or Portfolios, investment income ratios, and total return for the years ended December 31, 2003, 2002, and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
  ING AIM  Mid-Cap Growth
    2003                               416              $ 14.08      $ 5,857           - %         1.40%               42.08%
    2002                               457                 9.91        4,527           -           1.40%               -32.63%
    2001                               595                14.71        8,753           -           1.40%               -22.25%
    2000                               645                18.92       12,200           *             *                    *
  ING Alliance Mid-Cap Growth
    Portfolio
    2003                             3,525                16.63       58,593           -           1.40%               64.65%
    2002                             3,960                10.10       39,965           -           1.40%               -31.01%
    2001                             4,782                14.64       70,000           -           1.40%               -14.93%
    2000                             5,512                17.21       94,977           *             *                    *
  ING Capital Guardian Large Cap
    Value
    2003                               926                10.15        9,397        0.06           1.40%               34.79%
    2002                               657                 7.53        4,947        0.22           1.40%               -24.85%
    2001                               576                10.02        5,773        0.20           1.40%               -5.02%
    2000                               364                10.55        3,835           *             *                    *
  ING Capital Guardian Managed
    Global
    2003                               193                18.55        3,581           -           1.40%               34.42%
    2002                               143                13.80        1,966        0.13           1.40%               -21.28%
    2001                               112                17.53        1,958        0.14           1.40%               -13.17%
    2000                                63                20.19        1,263           *             *                    *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)            Return(C)
-------------------------------- ---------- -------------------- ------------  ------------  -------------------  ------------------
  ING Capital Guardian Small Cap
    2003                             1,551        $18.19            $ 28,197        0.15  %        1.40%                38.43%
    2002                             1,562        $13.14              20,507        0.12           1.40%               -26.47%
    2001                             1,710        $17.87              30,560        0.11           1.40%                -2.88%
    2000                             1,810        $18.40              33,305           *              *                   *
  ING Developing World
    2003                               312         $9.01               2,813        0.21           1.40%                44.62%
    2002                               307         $6.23               1,908           -           1.40%               -12.01%
    2001                               331         $7.08               2,345        0.98           1.40%                -6.60%
    2000                               376         $7.58               2,848           *              *                   *
  ING Eagle Asset Value Equity
    2003                               144        $18.52               2,668        0.20           1.40%                23.47%
    2002                               149        $15.00               2,229        0.63           1.40%               -18.21%
    2001                               159        $18.34               2,923        0.87           1.40%                -5.76%
    2000                               142        $19.46               2,762           *              *                   *
  ING Hard Assets
    2003                                70        $21.09               1,483        0.30           1.40%                50.11%
    2002                                82        $14.05               1,157        0.79           1.40%                -0.71%
    2001                                20        $14.15                 290           -           1.40%               -13.30%
    2000                                15        $16.32                 248           *              *                   *
  ING International
    2003                             2,319         $9.12              21,137        0.22           1.40%                27.37%
    2002                             2,653         $7.16              18,980        0.72           1.40%               -17.32%
    2001                             3,141         $8.66              27,208           -           1.40%               -23.83%
    2000                             3,579        $11.37              40,696           *              *                   *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
  ING Jennison Equity
    Opportunities
    2003                               215        $19.47             $ 4,182        0.08 %         1.40%               29.28%
    2002                               236        $15.06               3,558        0.12           1.40%               -30.28%
    2001                               262        $21.60               5,662        0.07           1.40%               -14.18%
    2000                               297        $25.17               7,486           *             *                    *
  ING Limited Maturity Bond
    2003                             1,409        $20.44              28,787        0.66           1.40%                1.39%
    2002                             1,872        $20.16              37,727        3.35           1.40%                5.77%
    2001                             1,656        $19.06              31,561        3.96           1.40%                7.32%
    2000                             1,583        $17.76              28,117           *             *                    *
  ING Liquid Assets
    2003                             1,471        $15.74              23,144        0.79           1.40%               -0.63%
    2002                             2,485        $15.84              39,345        1.43           1.40%                0.00%
    2001                             2,633        $15.84              41,712        3.68           1.40%                2.39%
    2000                             2,197        $15.47              33,989           *             *                    *
  ING Marisco Growth
    2003                             4,384        $13.76              60,288           -           1.40%               30.80%
    2002                             4,850        $10.52              50,973           -           1.40%               -30.52%
    2001                             5,961        $15.14              90,264           -           1.40%               -31.24%
    2000                             6,778        $22.02             149,234           *             *                    *
  ING MFS Mid Cap Growth
    2003                             4,553        $22.02             100,199           -           1.40%               37.20%
    2002                             4,998        $16.05              80,145           -           1.40%               -49.53%
    2001                             6,138        $31.80             195,205        0.34           1.40%               -24.70%
    2000                             6,870        $42.23             290,161           *             *                    *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
  ING MFS Research
    2003                             7,848        $18.60           $ 145,894        0.20 %         1.40%               22.85%
    2002                             9,139        $15.14             138,266        0.40           1.40%               -25.93%
    2001                            11,118        $20.44             227,224        0.11           1.40%               -22.55%
    2000                            12,795        $26.39             337,706           *             *                    *
  ING MFS Total Return
    2003                             7,716        $22.14             170,749        0.47           1.40%               15.13%
    2002                             8,640        $19.23             166,050        2.08           1.40%               -6.47%
    2001                             9,848        $20.56             202,440        4.16           1.40%               -0.92%
    2000                            10,447        $20.75             216,748           *             *                    *
  ING PIMCO Core Bond
    2003                               772        $13.12              10,124        0.41           1.40%                3.23%
    2002                               873        $12.71              11,090        2.81           1.40%                7.17%
    2001                               594        $11.86               7,046        0.24           1.40%                1.02%
    2000                               594        $11.74               6,976           *             *                    *
  ING Salomon Brothers All Cap
    2003                               546        $11.71               6,386        0.06           1.40%               36.96%
    2002                               515         $8.55               4,399        0.19           1.40%               -26.61%
    2001                               577        $11.65               6,728        1.17           1.40%                0.52%
    2000                               302        $11.59               3,498           *             *                    *
  ING Salomon Brothers Investors
    2003                               326        $10.45               3,403        0.17           1.40%               29.49%
    2002                               325         $8.07               2,622        0.71           1.40%               -24.08%
    2001                               356        $10.63               3,784        0.81           1.40%               -5.60%
    2000                               262        $11.26               2,948           *             *                    *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
  ING T. Rowe Price Capital
    Appreciation
    2003                             1,131        $34.52            $ 39,011        0.33 %         1.40%               23.46%
    2002                             1,228        $27.96              34,302        1.51           1.40%               -0.92%
    2001                             1,064        $28.22              30,020        2.92           1.40%                8.37%
    2000                               860        $26.04              22,390           *             *                    *
  ING T. Rowe Price Equity
    Income
    2003                               292        $25.24               7,367        0.29           1.40%               23.42%
    2002                               254        $20.45               5,182        1.32           1.40%               -14.44%
    2001                               239        $23.90               5,718        1.98           1.40%               -0.04%
    2000                               120        $23.91               2,868           *             *                    *
  ING Van Kampen Growth and
    Income
    2003                             1,988        $22.94              45,570        0.24           1.40%               26.11%
    2002                             2,188        $18.19              39,777        0.82           1.40%               -15.98%
    2001                             2,517        $21.65              54,488        0.28           1.40%               -13.19%
    2000                             2,838        $24.94              70,757           *             *                    *
  ING Van Kampen Real Estate
    2003                               216        $38.11               8,222        0.19           1.40%               35.82%
    2002                               208        $28.06               5,819        3.78           1.40%               -1.20%
    2001                               131        $28.40               3,714        4.13           1.40%                6.61%
    2000                                93        $26.64               2,484           *             *                    *
  ING VIT Worldwide Growth
    2003                                85         $6.63                 563           -           1.40%               27.26%
    2002                                66         $5.21                 342        0.02           1.40%               -25.68%
    2001                                43         $7.01                 298           -           1.40%               -19.89%
    2000                                26         $8.75                 231           *             *                    *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
  Greenwich Appreciation
    2003                             3,042        $17.05            $ 51,845        0.60 %         1.40%               22.84%
    2002                             3,489        $13.88              48,404        1.39           1.40%               -18.69%
    2001                             4,151        $17.07              70,851        1.10           1.40%               -5.32%
    2000                             4,501        $18.03              81,169           *             *                    *
  PIMCO High Yield
    2003                               600        $11.92               7,155        8.18           1.40%               21.14%
    2002                               366         $9.84               3,603        8.19           1.40%               -2.57%
    2001                               439        $10.10               4,432        7.88           1.40%                0.90%
    2000                               436        $10.01               4,359           *             *                    *
  PIMCO StocksPLUS Growth and
    Income
    2003                               555        $10.35               5,741        1.92           1.40%               28.57%
    2002                               803         $8.05               6,464        2.78           1.40%               -21.31%
    2001                               747        $10.23               7,638        4.18           1.40%               -12.71%
    2000                               746        $11.72               8,740           *             *                    *
  Prudential Jennison
    2003                                94         $5.46                 512           -           1.40%               27.87%
    2002                                89         $4.27                 377           -           1.40%               -32.33%
    2001                                77         $6.31                 486           -           1.40%               -19.62%
    2000                                23         $7.85                 183           *             *                    *
  Smith Barney Select Balanced
    2003                             3,151        $13.91              43,809        2.47           1.40%               18.58%
    2002                             3,660        $11.73              42,913        6.43           1.40%               -7.78%
    2001                             4,395        $12.72              55,899        3.72           1.40%               -2.75%
    2000                             4,040        $13.08              52,848           *             *                    *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income           Expense               Total
                   Division       (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
  Smith Barney Select Growth
    2003                             2,870        $12.26            $ 35,168        1.56 %         1.40%               28.11%
    2002                             3,472         $9.57              33,211       10.53           1.40%               -19.24%
    2001                             4,172        $11.85              49,444           -           1.40%               -11.10%
    2000                             4,630        $13.33              61,706           *             *                    *
  Smith Barney Select High
    Growth
    2003                             1,850        $12.43              22,983        0.59           1.40%               34.96%
    2002                             2,139         $9.21              19,688        1.07           1.40%               -24.82%
    2001                             2,581        $12.25              31,610        5.05           1.40%               -31.31%
    2000                             3,063        $14.13              43,287           *             *                    *
  Smith Barney High Income
    2003                               947        $14.18              13,418        7.45           1.40%               25.71%
    2002                             1,018        $11.28              11,480       22.93           1.40%               -4.57%
    2001                             1,212        $11.82              14,330       11.77           1.40%               -5.14%
    2000                             1,312        $12.46              16,345           *             *                    *
  Smith Barney International All
    Cap Growth
    2003                             1,328        $11.09              14,718        0.96           1.40%               25.74%
    2002                             1,538         $8.82              13,559        0.92           1.40%               -26.74%
    2001                             1,828        $12.04              22,004           -           1.40%               -32.13%
    2000                             2,027        $17.74              35,967           *             *                    *
  Smith Barney Large Cap Value
    2003                             2,917        $17.73              51,690        1.59           1.40%               25.83%
    2002                             3,377        $14.09              47,557        3.64           1.40%               -26.46%
    2001                             4,002        $19.16              76,678        1.36           1.40%               -9.45%
    2000                             4,340        $21.16              91,846           *             *                    *

Separate Account EQ
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Comapny Separate Account A)
Notes to Financial Statements

                                                                               Investment
                                   Units           Unit          Net Assets      Income          Expense               Total
             Division             (000's)       Fair Value         (000's)       Ratio(A)         Ratio(B)             Return(C)
-------------------------------- ---------- -------------------  ------------ ------------- -------------------  ------------------
    Smith Barney Money Market
      2003                             780        $12.44             $ 9,700       0.70 %         1.40%                -0.72%
      2002                           1,255        $12.53              15,717       1.26           1.40%                -0.08%
      2001                           1,407        $12.54              17,642       3.32           1.40%                2.20%
      2000                             754        $12.27               9,261          *             *                    *

*   Not provided for 2000

A The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus
      the annual administrative charge, as defined in Note 3.   Certain items in
      this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C     Total Return is calculated as the change in unit value for each Contract
      presented on the Statement of Assets and Liabilities.   Certain items in
      this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

                           PART C - OTHER INFORMATION

ITEM  24.      FINANCIAL  STATEMENTS  AND  EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule I
          Summary of Investments - Other than Investments in Affiliates
                             As of December 31, 2003
                                   (Millions)



                                                                                                              Amount
                                                                                                             Shown on
Type of Investments                                                        Cost             Value*         Balance Sheet
                                                                      ---------------   ---------------   ----------------
Fixed maturities:
    U.S. government and government agencies and authorities           $         23.8    $         23.9    $          23.9
    State, municipalities and political subdivisions                             5.0               4.6                4.6
    Public utilities securities                                                482.1             514.1              514.1
    Other U.S. corporate securities                                          2,630.8           2,747.4            2,747.4
    Foreign securities (1)                                                     628.2             653.0              653.0
    Mortgage-backed securities                                                 790.0             791.4              791.4
    Other asset-backed securities                                              487.1             488.9              488.9
                                                                      ---------------   ---------------   ----------------
           Total fixed maturities                                            5,047.0           5,223.3            5,223.3
                                                                      ---------------   ---------------   ----------------
Total equity securities                                                          5.3               5.6                5.6
                                                                      ---------------   ---------------   ----------------
Short term investments                                                          17.7              17.7               17.7
Mortgage loans                                                                 847.6             878.1              847.6
Policy loans                                                                    17.5              17.5               17.5
                                                                      ---------------   ---------------   ----------------
           Total other investments                                    $        882.8    $        913.3    $         882.8
                                                                      ===============   ===============   ================


*    See Notes 2 and 3 of Notes to Consolidated  Financial  Statements.

(1) The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule IV
                             Reinsurance Information
         As of and for the years ended December 31, 2003, 2002 and 2001
                                   (Millions)



                                                                                                        Percentage of
(Millions)                                   Gross           Ceded         Assumed          Net         assumed to net
                                          -------------   -------------  -------------  -------------   ---------------

Year ended December 31, 2003
Life insurance in force                     $ 154.0          $ 79.3          $ -           $ 74.7              0.0%

Year ended December 31, 2002
Life insurance in force                     $ 158.7          $ 90.7          $ -           $ 68.0              0.0%

Year ended December 31, 2001
Life insurance in force                     $ 169.3          $ 94.8          $ -           $ 74.5              0.0%


EXHIBITS

(b)(1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626)).

(2)  Not Applicable

3(a) Distribution Agreement between the Depositor and Directed Services, Inc.
     (Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B of Golden American Life Insurance Company filed with the Securities and Exchange Commission on June 22, 2001 (Nos. 333-63692; 811-05626))

(b) Dealers Agreement (Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B of Golden American Life Insurance Company filed with the Securities and Exchange Commission on June 22, 2001 (Nos. 333-63692; 811-05626))

(c) Organizational Agreement (Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B of Golden American Life Insurance Company filed with the Securities and Exchange Commission on June 22, 2001 (Nos. 333-63692; 811-05626))

(d) Assignment Agreement for Organizational Agreement (Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B of Golden American Life Insurance Company filed with the Securities and Exchange Commission on June 22, 2001 (Nos. 333-63692; 811-05626))

(e) Amendment to the Distribution Agreement between ING USA and DSI. (Incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-5626)).

(4)(a) Individual   Flexible   Purchase  Payment  Deferred  Variable  Annuity
     Contract. (Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4, File No. 33-79170, as filed on May 3, 1999.)

(b)  Individual   Retirement  Annuity  Rider.   (Incorporated  by  reference  to
     Post-Effective Amendment No. 15 on Form N-4, File No. 33-79170, as filed on April 17, 2003.)

(c) Roth Retirement Annuity Rider. (Incorporated by reference to Post-Effective Amendment No. 15 on Form N-4, File No. 33-79170, as filed on April 17, 2003.)

(d)  Simple   Retirement   Annuity   Rider.   (Incorporated   by   reference  to
     Post-Effective Amendment No. 15 on Form N-4, File No. 33-79170, as filed on April 17, 2003.)

(e) 403(b) Rider. (Incorporated by reference to Post-Effective Amendment No. 15 on Form N-4, File No. 33-79170, as filed on April 17, 2003.)

(f) ING USA Annuity and Life Insurance Company, Company Address and Name Change Endorsement (merger). (Incorporated by reference to Post-Effective Amendment No. 16 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626))

(5)(a) Application Form. (Incorporated by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on May 3, 1999 (File No. 33-79170)

(6)(a) Amended and Restated Articles of Incorporation of ING USA Annuity and Life Insurance Company, dated (01/01/04). Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(b) Amended and Restated By-Laws of ING USA annuity and Life Insurance Company, dated (01/01/04). Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B of Golden American filed with the Securities and Exchange Commission on June 22, 2001
     (Nos. 333-63692; 811-05626))

(d) Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03). Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(7)  Not Applicable

(8)(a) Form of Fund  Participation  Agreement  between  the  Company and Smith
     Barney/Travelers   Series  Fund,   Inc.   (Incorporated   by  reference  to
     Post-Effective Amendment No. 3 on Form N-4, File No. 33-79170, as filed on February 9, 1996.)

(b) Form of Fund Participation Agreement between the Company and Warburg Pincus Trust. (Incorporated by reference to Post-Effective Amendment No. 5 on Form N-4, File No. 33-79170, as filed on January 31, 1997.)

(c)  Fund  Participation  Agreement between the Company and Smith Barney Concert
     Allocation  Series  Inc.   (Incorporated  by  reference  to  Post-Effective
     Amendment No. 10 on Form N-4, File No. 33-79170, as filed on May 3, 1999.)

(d) Fund Participation Agreement between the Company and PIMCO Variable Insurance Trust. (Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4, File No. 33-79170, as filed on May 3, 1999.)

(e) Participation Agreement between Golden American and Prudential Series Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 11 on Form N-4, File No. 33-79170, as filed on April 28, 2000.)

(f) Participation Agreement between Golden American and ING Variable Insurance Trust. (Incorporated by reference to Post-Effective Amendment No. 11 on Form N-4, File No. 33-79170, as filed on April 28, 2000.)

(9)  Opinion and Consent of Counsel

(10) Consent of Ernst & Young LLP - Independent Auditors

(11) Not Applicable

(12) Not Applicable

(13) Not Applicable

(14) Not Applicable

(15) Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                    Position(s)
Name                    Business Address                with Depositor
----                    ----------------                --------------

Keith Gubbay           ING Insurance Operations         Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Boyd G. Combs          ING Insurance Operations         Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Jacques de Vaucleroy   ING Insurance Operations         Director and Senior
                       5780 Powers Ferry Road           Vice President
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services           Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.     Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Kathleen A. Murphy     ING Insurance Operations         Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Thomas J. McInerney    ING Insurance Operations         Director and Chairman
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David A. Wheat         ING Insurance Operations         Chief Financial Officer
                       5780 Powers Ferry Road           (principle accounting
                       Atlanta, GA  30327-4390          officer), Director

David L. Jacobson      ING USA Annuity and Life In. Co. Vice President, Chief
                       1475 Dunwoody Drive              Compliance Officer and
                       West Chester, PA  19380          Assistant Secretary

David S. Pendergrass   ING Insurance Operations         Vice President and
                       5780 Powers Ferry Road           Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.     Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following  persons  control or are under common  control with the Depositor:
DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-90516), as filed on April 9, 2004 for Separate Account B of ING USA
Annuity and Life Insurance Company.

ITEM  27.  NUMBER OF CONTRACT OWNERS

There are 19,280 qualified contract owners and 17,303 non-qualified contract owners as of March 31, 2004 in the Company's Separate Account EQ.

ITEM  28.  INDEMNIFICATION

The Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA Annuity and Life Insurance Company ("ING USA") as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

The Company may also, to the extent permitted by law, indemnify any other person who is or was serving the Company in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

The Company or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

The following are the directors and officers of the Principal Underwriter:

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2003 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $270,633,000       $0            $0           $0

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for as long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS

(a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(b) The Company hereby represents that the fees and charges deducted under the Contract described in each Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 16th day of April, 2004.


                                      SEPARATE ACCOUNT EQ
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President (principle executive officer)

    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2004.


Signature                     Title
---------                     -----

                            President and Director
--------------------        (principle executive officer)
Keith Gubbay*


                DIRECTORS OF DEPOSITOR


----------------------
David A. Wheat*
Chief Financial Officer (principle accounting officer)


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy*


----------------------
Jacques de Vaucleroy*


    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX


ITEM      EXHIBIT                                                  PAGE #
----      -------                                                  ------

9         Opinion and Consent of Kimberly J. Smith                 EX-99.B9

10(a)     Consent of Ernst & Young LLP, Independent Auditors       EX-99.B10A